UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2013

Date of reporting period: November 30, 2012

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.21%

BELGIUM — 0.15%
Belgacom SA	32,482	$954,339

		954,339
CANADA — 7.97%
Bank of Montreal	39,100	2,348,716
Barrick Gold Corp.	10,580	367,347
BCE Inc.	116,035	4,913,104
Bell Aliant Inc.	34,845	953,778
Canadian Imperial Bank of Commerce	10,350	835,627
Enbridge Inc.	231,035	9,354,435
Franco-Nevada Corp.	23,575	1,334,259
Goldcorp Inc.	22,540	878,364
Intact Financial Corp.	58,075	3,747,529
National Bank of Canada	17,020	1,329,251
Pembina Pipeline Corp.	81,765	2,315,447
RioCan Real Estate Investment Trust	39,100	1,061,587
Rogers Communications Inc. Class B	18,285	807,533
Shaw Communications Inc. Class B	174,570	3,848,677
Thomson Reuters Corp.	165,945	4,568,979
Tim Hortons Inc.	70,840	3,294,718
TransCanada Corp.	211,077	9,770,293

		51,729,644
CHILE — 0.30%
Banco de Credito e Inversiones	13,354	882,278
Empresa Nacional de Electricidad SA	193,890	289,615
Empresa Nacional de Telecomunicaciones SA	21,620	443,982
LATAM Airlines Group SA	15,180	334,822

		1,950,697
CHINA — 2.62%
Beijing Enterprises Holdings Ltd.	230,000	1,482,377
China Construction Bank Corp. Class H	3,450,000	2,644,241
China Minsheng Banking Corp. Ltd. Class H	287,500	281,934
China Mobile Ltd.	517,500	5,916,155
China Resources Gas Group Ltd.[a]	230,000	496,203
China Resources Power Holdings Co. Ltd.[a]	690,000	1,547,371
Inner Mongolia Yitai Coal Co. Ltd. Class B	264,500	1,473,794
Jiangsu Expressway Co. Ltd. Class H	564,000	504,322
Kunlun Energy Co. Ltd.[a]	230,000	468,307
SOHO China Ltd.	402,500	303,821
Tingyi (Cayman Islands) Holding Corp.	460,000	1,344,378
Zhejiang Expressway Co. Ltd. Class H	690,000	526,177

		16,989,080
COLOMBIA — 0.20%
Corporacion Financiera Colombiana SA	21,390	394,713
Grupo Argos SA	88,320	928,800

		1,323,513

Security	Shares	Value

CZECH REPUBLIC — 0.11%
Telefonica O2 Czech Republic AS	39,905	$710,755

		710,755
DENMARK — 0.16%
Novo Nordisk A/S Class B	4,140	657,544
TrygVesta A/S	5,520	392,842

		1,050,386
EGYPT — 0.12%
Commercial International Bank (Egypt) SAE	146,395	779,528

		779,528
FINLAND — 0.06%
Orion OYJ Class B	14,145	378,794

		378,794
FRANCE — 0.12%
Eutelsat Communications SA	13,570	419,785
Societe BIC SA	2,875	359,339

		779,124
HONG KONG — 3.58%
Cheung Kong Infrastructure Holdings Ltd.	167,000	1,020,309
CLP Holdings Ltd.	716,000	6,277,663
Hang Seng Bank Ltd.[a]	345,000	5,270,676
Hopewell Holdings Ltd.[a]	115,000	453,320
Link REIT (The)	977,500	5,303,691
MTR Corp. Ltd.	658,500	2,629,735
Power Assets Holdings Ltd.	256,000	2,252,785

		23,208,179
INDONESIA — 1.06%
PT Bank Central Asia Tbk	2,300,000	2,109,762
PT Telekomunikasi Indonesia (Persero) Tbk	3,737,500	3,506,280
PT Unilever Indonesia Tbk	460,000	1,263,460

		6,879,502
IRELAND — 0.05%
Ryanair Holdings PLC SP ADR	9,200	316,756

		316,756
ISRAEL — 0.49%
Bezeq The Israel Telecommunication Corp. Ltd.	251,620	309,780
NICE Systems Ltd.[b]	27,140	925,770
Teva Pharmaceutical Industries Ltd.	47,265	1,922,299

		3,157,849
JAPAN — 12.08%
ABC-MART Inc.	11,500	489,451
All Nippon Airways Co. Ltd.[a]	115,000	246,817
Bank of Kyoto Ltd. (The)	115,000	980,296
Benesse Holdings Inc.	28,200	1,230,993
Chiba Bank Ltd. (The)	115,000	686,068

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

November 30, 2012

Security	Shares	Value

Chugai Pharmaceutical Co. Ltd.	46,000	$911,410
Chugoku Bank Ltd. (The)	115,000	1,605,008
Eisai Co. Ltd.	74,200	3,113,035
FamilyMart Co. Ltd.	34,500	1,529,010
Gunma Bank Ltd. (The)	167,000	801,891
Hachijuni Bank Ltd. (The)	167,000	844,416
Itochu Techno-Solutions Corp.	11,500	527,101
Iyo Bank Ltd. (The)	115,000	892,446
Japan Real Estate Investment Corp.	115	1,129,502
Jupiter Telecommunications Co. Ltd.	230	300,643
Kamigumi Co. Ltd.	115,000	888,262
Keikyu Corp.	167,000	1,532,909
Keio Corp.	115,000	842,246
Kintetsu Corp.	230,000	914,757
Lawson Inc.	23,000	1,556,202
McDonald’s Holdings Co. (Japan) Ltd.	28,200	803,565
Miraca Holdings Inc.	28,200	1,143,798
Mitsubishi Tanabe Pharma Corp.	92,000	1,248,308
Nippon Building Fund Inc.	115	1,203,407
Nissin Foods Holdings Co. Ltd.	23,000	906,390
Nitori Holdings Co. Ltd.	14,100	1,048,054
NTT DOCOMO Inc.	4,830	6,963,587
Odakyu Electric Railway Co. Ltd.	282,000	2,875,737
Ono Pharmaceutical Co. Ltd.	34,500	1,888,778
Oracle Corp. Japan	16,700	700,643
Oriental Land Co. Ltd.	23,000	2,959,015
Osaka Gas Co. Ltd.	460,000	1,807,203
Otsuka Holdings Co. Ltd.	149,500	4,435,874
Rakuten Inc.	80,500	678,398
Rinnai Corp.	11,500	800,412
Sankyo Co. Ltd.	16,700	683,430
Santen Pharmaceutical Co. Ltd.	28,200	1,208,767
Secom Co. Ltd.	69,000	3,530,738
Seven Bank Ltd.	184,000	479,689
Shimamura Co. Ltd.	11,500	1,161,574
Shizuoka Bank Ltd. (The)	230,000	2,272,948
Suzuken Co. Ltd.	28,200	839,469
Taisho Pharmaceutical Holdings Co. Ltd.	11,500	846,429
Takeda Pharmaceutical Co. Ltd.	149,500	6,834,182
Toho Co. Ltd.	23,000	386,540
Tokyo Gas Co. Ltd.	115,000	564,751
TonenGeneral Sekiyu K.K.	115,000	1,066,751
Tsumura & Co.	11,500	373,433
Unicharm Corp.	28,200	1,439,578
West Japan Railway Co.	80,500	3,216,291
Yamato Holdings Co. Ltd.	161,000	2,409,046
Yamazaki Baking Co. Ltd.	52,000	608,464

		78,407,712
MALAYSIA — 1.40%
Berjaya Sports Toto Bhd	345,000	510,733
Hong Leong Bank Bhd	85,700	413,311
IHH Healthcare Bhd[b]	908,500	1,040,079
Malayan Banking Bhd	448,500	1,335,282
Maxis Communications Bhd	1,035,000	2,189,341
Petronas Dagangan Bhd	57,500	437,339
Public Bank Bhd Foreign	483,000	2,469,223
Telekom Malaysia Bhd	402,500	724,295

		9,119,603

Security	Shares	Value

NEW ZEALAND — 0.13%
Auckland International Airport Ltd.	390,425	$858,678

		858,678
PERU — 0.23%
Compania de Minas Buenaventura SA SP ADR	44,735	1,465,966

		1,465,966
PHILIPPINES — 0.37%
Bank of the Philippine Islands	302,450	658,304
Philippine Long Distance Telephone Co.	20,700	1,309,127
San Miguel Corp.	174,170	464,283

		2,431,714
SINGAPORE — 1.73%
ComfortDelGro Corp. Ltd.	1,035,000	1,458,642
Oversea-Chinese Banking Corp. Ltd.	282,000	2,174,296
Singapore Airlines Ltd.[a]	230,000	2,018,354
Singapore Press Holdings Ltd.	10,000	34,250
Singapore Telecommunications Ltd.	1,725,000	4,678,397
StarHub Ltd.	282,000	861,863

		11,225,802
SWITZERLAND — 5.48%
Banque Cantonale Vaudoise Registered	575	315,617
Givaudan SA Registered[b]	3,105	3,118,742
Lindt & Spruengli AG Registered[b]	52	1,965,436
Nestle SA Registered	119,025	7,792,386
Novartis AG Registered	122,360	7,574,855
Roche Holding AG Genusschein	11,845	2,332,176
Schindler Holding AG Participation Certificates	3,565	500,270
Schindler Holding AG Registered	5,520	772,228
SGS SA Registered	2,185	4,903,513
Swiss Prime Site AG Registered[b]	22,770	1,831,137
Swisscom AG Registered	10,580	4,456,300

		35,562,660
TAIWAN — 4.26%
Advantech Co. Ltd.	115,000	429,459
Chang Hwa Commercial Bank Ltd.	611,400	331,436
China Steel Corp.	4,140,050	3,790,367
Chunghwa Telecom Co. Ltd.	1,725,000	5,575,050
Far EasTone Telecommunications Co. Ltd.	742,000	1,859,214
First Financial Holding Co. Ltd.	1,212,400	740,693
Formosa Petrochemical Corp.	115,000	349,504
Fubon Financial Holding Co. Ltd.	345,031	391,892
Inventec Corp.	920,830	347,046
Lite-On Technology Corp.	920,000	1,257,107
MStar Semiconductor Inc.	115,000	985,579
Synnex Technology International Corp.	575,000	1,096,407
Taiwan Cooperative Financial Holding Co. Ltd.	2,185,018	1,203,287
Taiwan Mobile Co. Ltd.	742,000	2,668,789
Taiwan Semiconductor Manufacturing Co. Ltd.	1,955,000	6,641,375

		27,667,205
THAILAND — 0.86%
Advanced Information Service PCL NVDR	236,000	1,691,756

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

November 30, 2012

Security	Shares	Value

Bangkok Bank PCL Foreign	69,000	$433,920
Bangkok Bank PCL NVDR	69,000	411,437
Bangkok Dusit Medical Services PCL NVDR	137,000	499,968
Charoen Pokphand Foods PCL NVDR	356,500	380,429
CP All PCL NVDR	1,672,700	2,152,872

		5,570,382
UNITED KINGDOM — 4.47%
AstraZeneca PLC	45,770	2,176,024
Babcock International Group PLC	91,885	1,467,440
British Sky Broadcasting Group PLC	177,100	2,154,263
Capita PLC	216,315	2,643,412
Compass Group PLC	252,707	2,920,054
Experian PLC	27,192	451,917
GlaxoSmithKline PLC	107,755	2,304,594
Pearson PLC	141,220	2,666,121
Reckitt Benckiser Group PLC	30,412	1,913,035
Reed Elsevier PLC	274,275	2,824,215
Serco Group PLC	226,090	1,982,015
Shire PLC	42,717	1,236,394
SSE PLC	64,222	1,466,686
Unilever PLC	9,430	363,165
Vodafone Group PLC	567,410	1,465,432
Wm Morrison Supermarkets PLC	226,320	974,968

		29,009,735
UNITED STATES — 51.21%
3M Co.	2,415	219,644
Abbott Laboratories	142,025	9,231,625
Activision Blizzard Inc.	201,072	2,300,264
Advance Auto Parts Inc.	19,780	1,446,907
Airgas Inc.	3,680	325,938
Alleghany Corp.[b]	5,520	1,937,520
Allergan Inc.	3,387	314,144
Altria Group Inc.	111,205	3,759,841
American Capital Agency Corp.	155,020	4,890,881
AmerisourceBergen Corp.	86,250	3,641,475
Amgen Inc.	83,950	7,454,760
Annaly Capital Management Inc.	443,210	6,524,051
Aon PLC	113,275	6,434,020
Arch Capital Group Ltd.[a,b]	62,100	2,800,710
AT&T Inc.	92,345	3,151,735
Automatic Data Processing Inc.	167,555	9,510,422
AutoZone Inc.[a,b]	11,730	4,501,622
Becton, Dickinson and Co.	43,585	3,341,662
Bristol-Myers Squibb Co.	71,530	2,334,024
C.H. Robinson Worldwide Inc.	8,395	518,307
C.R. Bard Inc.	35,127	3,477,924
Campbell Soup Co.	86,595	3,182,366
Chevron Corp.	4,140	437,557
Chubb Corp. (The)	40,710	3,134,263
Church & Dwight Co. Inc.	57,040	3,088,716
Clorox Co. (The)	45,540	3,476,979
Coca-Cola Co. (The)	134,435	5,097,775
Colgate-Palmolive Co.	58,995	6,400,958
Consolidated Edison Inc.	133,055	7,423,138
Costco Wholesale Corp.	6,095	633,819
DIRECTV[b]	18,285	908,765
Dollar General Corp.[b]	34,385	1,719,250
Dollar Tree Inc.[b]	53,015	2,212,846
Dominion Resources Inc.	80,385	4,108,477
Duke Energy Corp.	82,455	5,262,278
Ecolab Inc.	50,830	3,663,826

Security	Shares	Value

Eli Lilly and Co.	152,030	$7,455,551
Everest Re Group Ltd.	21,620	2,345,121
Exxon Mobil Corp.	77,165	6,801,323
Family Dollar Stores Inc.	39,267	2,795,810
Federal Realty Investment Trust	25,645	2,668,106
First Republic Bank	39,100	1,322,362
Forest Laboratories Inc.[b]	31,395	1,113,267
General Mills Inc.	207,690	8,513,213
Genuine Parts Co.	8,970	583,857
H.J. Heinz Co.	6,900	403,374
Health Care REIT Inc.[a]	56,695	3,338,769
Hershey Co. (The)	37,145	2,721,614
Hormel Foods Corp.	66,700	2,068,367
International Business Machines Corp.	21,787	4,141,055
Intuit Inc.	46,742	2,800,313
J.M. Smucker Co. (The)	47,150	4,170,889
Johnson & Johnson	137,425	9,582,645
Kellogg Co.	103,960	5,765,622
Kimberly-Clark Corp.	73,370	6,289,276
Kinder Morgan Inc.	80,270	2,713,929
Kinder Morgan Management LLC[a,b]	45,885	3,482,672
Kroger Co. (The)	25,697	674,289
Laboratory Corp. of America Holdings[a,b]	33,235	2,811,349
Marsh & McLennan Companies Inc.	114,195	4,021,948
McCormick & Co. Inc. NVS	49,680	3,207,341
McDonald’s Corp.	105,110	9,148,774
Microsoft Corp.	199,577	5,312,740
Motorola Solutions Inc.	4,600	250,470
Newmont Mining Corp.	5,865	276,183
NextEra Energy Inc.	8,332	572,492
O’Reilly Automotive Inc.[b]	43,125	4,057,200
PartnerRe Ltd.[a]	28,175	2,335,144
Paychex Inc.	147,137	4,787,838
People’s United Financial Inc.	144,262	1,758,554
PepsiCo Inc.	72,680	5,102,863
PG&E Corp.	140,185	5,740,576
Procter & Gamble Co. (The)	112,700	7,869,841
Raytheon Co.	8,740	499,316
Realty Income Corp.	58,880	2,395,238
RenaissanceRe Holdings Ltd.[a]	23,000	1,903,480
Republic Services Inc.	57,730	1,643,573
Ross Stores Inc.	67,212	3,825,707
SAIC Inc.	120,980	1,394,899
Sherwin-Williams Co. (The)	2,990	456,035
Southern Co. (The)	211,600	9,215,180
Stericycle Inc.[b]	32,775	3,063,479
Synopsys Inc.[a,b]	66,815	2,191,532
Target Corp.	54,625	3,448,476
TJX Companies Inc. (The)	62,445	2,768,811
Total System Services Inc.	71,070	1,559,987
Travelers Companies Inc. (The)	37,260	2,638,753
Verisk Analytics Inc. Class Aa,b	58,305	2,905,921
Verizon Communications Inc.	120,980	5,337,638
W.R. Berkley Corp.	48,645	1,933,639
Wal-Mart Stores Inc.	87,400	6,294,548
Waste Management Inc.	110,170	3,588,237
Wisconsin Energy Corp.	95,450	3,582,239
Xcel Energy Inc.	115,920	3,135,636
Xilinx Inc.	8,855	306,826
Yum! Brands Inc.	6,440	431,995

		332,394,371

TOTAL COMMON STOCKS
(Cost: $619,570,142)		643,921,974

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

November 30, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 0.27%

INDIA — 0.27%
iShares S&P India Nifty 50 Index Fund[c]	71,212	1,766,769

		1,766,769

TOTAL INVESTMENT COMPANIES
(Cost: $1,481,258)		1,766,769

PREFERRED STOCKS — 0.28%

COLOMBIA — 0.28%
Banco Davivienda SA	41,107	517,031
Grupo Argos SA	29,095	307,896
Grupo Aval Acciones y Valores SA	691,150	464,748
Grupo de Inversiones Suramericana SA	24,150	492,497

		1,782,172

TOTAL PREFERRED STOCKS
(Cost: $1,753,975)		1,782,172

RIGHTS — 0.00%

SWITZERLAND — 0.00%
Swiss Prime Site AGb	21,787	23,518

		23,518

TOTAL RIGHTS
(Cost: $0)		23,518

SHORT-TERM INVESTMENTS — 2.34%

MONEY MARKET FUNDS — 2.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	13,867,871	13,867,871
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	983,104	983,104

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	348,159	348,159

		15,199,134

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,199,134)		15,199,134

TOTAL INVESTMENTS IN SECURITIES — 102.10%
(Cost: $638,004,509)		662,693,567

Other Assets, Less Liabilities — (2.10)%		(13,661,139)

NET ASSETS — 100.00%		$649,032,428

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

4

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.01%

AIRLINES — 0.16%
Qantas Airways Ltd.[a]	2,723,440	$3,764,628

		3,764,628
BANKS — 32.48%
Australia and New Zealand Banking Group Ltd.	6,664,640	169,372,298
Bendigo and Adelaide Bank Ltd.	973,264	8,204,090
Commonwealth Bank of Australia	3,906,744	243,279,174
National Australia Bank Ltd.	5,578,096	141,410,175
Westpac Banking Corp.	7,558,136	201,068,150

		763,333,887
BEVERAGES — 1.21%
Coca-Cola Amatil Ltd.	1,400,896	20,080,801
Treasury Wine Estates Ltd.	1,588,280	8,334,575

		28,415,376
BIOTECHNOLOGY — 2.85%
CSL Ltd.	1,240,416	66,903,109

		66,903,109
BUILDING MATERIALS — 0.77%
Boral Ltd.	1,861,568	7,807,165
James Hardie Industries SE	1,079,936	10,241,187

		18,048,352
CHEMICALS — 0.56%
Incitec Pivot Ltd.	3,996,424	13,133,199

		13,133,199
COAL — 0.15%
Whitehaven Coal Ltd.	1,118,640	3,466,053

		3,466,053
COMMERCIAL SERVICES — 2.12%
Brambles Ltd.	3,816,120	28,823,651
Transurban Group	3,228,008	20,912,916

		49,736,567
COMPUTERS — 0.42%
Computershare Ltd.	1,090,792	9,900,328

		9,900,328
DIVERSIFIED FINANCIAL SERVICES — 1.71%
ASX Ltd.	429,992	13,206,465
Macquarie Group Ltd.	792,488	27,084,760

		40,291,225

Security	Shares	Value

ELECTRIC — 2.35%
AGL Energy Ltd.	1,337,648	$20,053,354
Origin Energy Ltd.	2,674,824	30,639,802
SP AusNet	4,101,208	4,535,300

		55,228,456
ENGINEERING & CONSTRUCTION — 0.91%
Leighton Holdings Ltd.[b]	373,824	6,719,560
Sydney Airport	456,896	1,692,132
WorleyParsons Ltd.	505,040	12,940,246

		21,351,938
ENTERTAINMENT — 0.66%
Tabcorp Holdings Ltd.	1,796,904	5,248,936
Tatts Group Ltd.	3,344,592	10,223,490

		15,472,426
FOOD — 4.26%
Metcash Ltd.	2,161,288	7,733,839
Woolworths Ltd.	3,024,104	92,375,371

		100,109,210
HEALTH CARE — PRODUCTS — 0.47%
Cochlear Ltd.	139,712	10,989,893

		10,989,893
HEALTH CARE — SERVICES — 0.93%
Ramsay Health Care Ltd.	323,320	8,965,529
Sonic Healthcare Ltd.	916,624	12,852,242

		21,817,771
INSURANCE — 5.27%
AMP Ltd.	7,103,600	34,089,822
Insurance Australia Group Ltd.	5,101,376	24,640,909
QBE Insurance Group Ltd.	2,899,496	33,092,398
Suncorp Group Ltd.	3,157,208	31,916,508

		123,739,637
IRON & STEEL — 0.60%
Fortescue Metals Group Ltd.	3,438,520	14,026,093

		14,026,093
LEISURE TIME — 0.16%
Flight Centre Ltd.	134,992	3,802,421

		3,802,421
LODGING — 0.73%
Crown Ltd.	983,176	10,513,408
Echo Entertainment Group Ltd.	1,830,416	6,759,919

		17,273,327

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

November 30, 2012

Security	Shares	Value

MANUFACTURING — 0.35%
ALS Ltd.	833,552	$8,261,230

		8,261,230
METAL FABRICATE & HARDWARE — 0.16%
Sims Metal Management Ltd.	404,032	3,785,127

		3,785,127
MINING — 18.84%
Alumina Ltd.	5,987,792	5,934,426
BHP Billiton Ltd.	7,912,136	283,866,615
Iluka Resources Ltd.	1,027,544	8,822,439
Newcrest Mining Ltd.	1,877,144	50,231,178
Orica Ltd.	897,272	22,540,783
OZ Minerals Ltd.	744,816	5,711,165
Rio Tinto Ltd.	1,069,080	65,524,917

		442,631,523
OIL & GAS — 3.86%
Caltex Australia Ltd.	332,760	6,345,936
Santos Ltd.	2,344,896	27,251,925
Woodside Petroleum Ltd.	1,617,544	57,037,595

		90,635,456
PACKAGING & CONTAINERS — 1.04%
Amcor Ltd.	2,960,856	24,402,413

		24,402,413
PIPELINES — 0.50%
APA Group	2,030,072	11,860,087

		11,860,087
REAL ESTATE — 0.51%
Lend Lease Group	1,335,288	11,980,137

		11,980,137
REAL ESTATE INVESTMENT TRUSTS — 7.42%
Centro Retail Australia	3,327,600	7,567,911
CFS Retail Property Trust Group	4,858,296	9,832,730
Dexus Property Group	11,280,328	11,827,043
Goodman Group	4,175,784	20,126,507
GPT Group	3,468,256	12,627,721
Mirvac Group	8,405,848	12,891,019
Shopping Centres Australasia Property Group[a]	607,464	918,918
Stockland Corp. Ltd.	5,406,288	19,119,973
Westfield Group	5,269,408	57,281,970
Westfield Retail Trust	7,119,648	22,208,443

		174,402,235
RETAIL — 4.00%
Harvey Norman Holdings Ltd.[b]	1,308,384	2,463,774
Wesfarmers Ltd.	2,469,976	91,605,329

		94,069,103

Security	Shares	Value

TELECOMMUNICATIONS — 2.04%
Telstra Corp. Ltd.	10,686,552	$48,051,093

		48,051,093
TRANSPORTATION — 1.52%
Asciano Ltd.	2,393,512	10,862,087
QR National Ltd.	4,458,040	16,789,570
Toll Holdings Ltd.	1,671,824	8,110,206

		35,761,863

TOTAL COMMON STOCKS
(Cost: $2,290,730,012)		2,326,644,163

INVESTMENT COMPANIES — 0.00%

REAL ESTATE — 0.00%
BGP Holdings PLC[a,c]	18,888,372	246

		246

TOTAL INVESTMENT COMPANIES
(Cost: $0)		246

SHORT-TERM INVESTMENTS — 0.35%

MONEY MARKET FUNDS — 0.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	7,500,319	7,500,319
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	531,704	531,704
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	45,595	45,595

		8,077,618

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,077,618)		8,077,618

TOTAL INVESTMENTS IN SECURITIES — 99.36%
(Cost: $2,298,807,630)		2,334,722,027
Other Assets, Less Liabilities — 0.64%		15,127,965

NET ASSETS — 100.00%		$2,349,849,992

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

November 30, 2012

Financial futures contracts purchased as of November 30, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
187	ASX SPI 200 Index (Dec. 2012)	Australian Stock	$22,025,407	$308,176

See accompanying notes to schedules of investments.

7

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.14%

AUTO MANUFACTURERS — 0.49%
Rosenbauer International AG	6,450	$357,953

		357,953
BANKS — 18.92%
Erste Group Bank AGa	351,009	10,324,251
Raiffeisen International Bank Holding AGb	84,022	3,460,319

		13,784,570
BUILDING MATERIALS — 2.43%
Wienerberger AG	217,967	1,768,964

		1,768,964
CHEMICALS — 2.18%
Lenzing AG	19,178	1,588,863

		1,588,863
COMMERCIAL SERVICES — 0.75%
Kapsch TrafficCom AGb	10,277	545,210

		545,210
ELECTRIC — 4.96%
EVN AG	62,823	938,820
Verbund AG	117,089	2,677,187

		3,616,007
ELECTRICAL COMPONENTS & EQUIPMENT — 0.77%
Zumtobel AG	52,331	558,174

		558,174
ELECTRONICS — 0.38%
Austria Technologie & Systemtechnik AG	26,101	277,041

		277,041
ENGINEERING & CONSTRUCTION — 2.82%
Flughafen Wien AG	19,522	964,832
Strabag SE	41,194	1,086,272

		2,051,104
ENVIRONMENTAL CONTROL — 0.64%
BWT AG	22,661	469,503

		469,503
INSURANCE — 4.64%
Vienna Insurance Group AG	71,165	3,378,337

		3,378,337

Security	Shares	Value

IRON & STEEL — 8.67%
AMAG Austria Metall AGc	27,649	$770,629
voestalpine AG	171,785	5,546,489

		6,317,118
MACHINERY — 10.26%
Andritz AG	109,736	6,993,408
Palfinger AG	23,048	479,620

		7,473,028
MANUFACTURING — 2.88%
RHI AG	44,462	1,328,871
Semperit AG Holding	18,791	768,624

		2,097,495
OIL & GAS — 10.89%
OMV AG	221,966	7,933,172

		7,933,172
OIL & GAS SERVICES — 2.95%
Schoeller-Bleckmann Oilfield Equipment AG	20,769	2,152,059

		2,152,059
PACKAGING & CONTAINERS — 2.34%
Mayr-Melnhof Karton AG	16,125	1,705,877

		1,705,877
REAL ESTATE — 15.50%
Atrium European Real Estate Ltd.	359,179	2,061,058
CA Immobilien Anlagen AGa	137,987	1,886,186
conwert Immobilien Invest SE	127,280	1,570,978
IMMOEAST AG Escrow[a,d]	998,769	13
IMMOFINANZ AGa	1,291,161	5,214,176
IMMOFINANZ AG Escrow[a,d]	897,599	12
S IMMO AG	86,086	556,458

		11,288,881
TELECOMMUNICATIONS — 3.41%
Telekom Austria AG	381,410	2,480,309

		2,480,309
TRANSPORTATION — 3.26%
Oesterreichische Post AG	59,082	2,376,724

		2,376,724

TOTAL COMMON STOCKS
(Cost: $114,635,793)		72,220,389

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.23%

MONEY MARKET FUNDS — 1.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%e,[f,g]	776,256	$776,256
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%e,[f,g]	55,029	55,029
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[e,f]	67,909	67,909

		899,194

TOTAL SHORT-TERM INVESTMENTS
(Cost: $899,194)		899,194

TOTAL INVESTMENTS IN SECURITIES — 100.37%
(Cost: $115,534,987)		73,119,583
Other Assets, Less Liabilities — (0.37)%		(269,492)

NET ASSETS — 100.00%		$72,850,091

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

9

Schedule of Investments  (Unaudited)

iSHARES® MSCI BELGIUM CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.88%

AGRICULTURE — 0.90%
SIPEF NV	5,394	$407,106

		407,106
BANKS — 5.08%
Dexia SAa,b	2,051,112	240,091
KBC Groep NV	68,556	2,065,482

		2,305,573
BEVERAGES — 22.34%
Anheuser-Busch InBev NV	115,623	10,134,058

		10,134,058
BIOTECHNOLOGY — 0.97%
Ablynx NVa	69,165	440,784

		440,784
CHEMICALS — 8.36%
Recticel SA	48,285	307,717
Solvay SA	21,924	2,971,195
Tessenderlo Chemie NV	16,965	512,563

		3,791,475
COMPUTERS — 0.87%
Econocom Group SA	59,160	395,490

		395,490
DISTRIBUTION & WHOLESALE — 1.35%
SA D’Ieteren NV	12,876	613,928

		613,928
ELECTRIC — 1.35%
Elia System Operator SA	14,964	612,669

		612,669
ELECTRICAL COMPONENTS & EQUIPMENT — 1.25%
Bekaert NV	23,664	564,457

		564,457
ELECTRONICS — 2.24%
Barco NV	7,395	520,330
EVS Broadcast Equipment SA	8,787	497,134

		1,017,464

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 0.88%
Compagnie d’Entreprises CFE SA	7,743	$398,794

		398,794
ENTERTAINMENT — 0.90%
Kinepolis Group NV	4,002	409,113

		409,113
FOOD — 6.39%
Colruyt SA	30,711	1,413,173
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	40,107	1,482,999

		2,896,172
HEALTH CARE — PRODUCTS — 0.87%
Ion Beam Applications SAa	51,156	395,874

		395,874
HOLDING COMPANIES — DIVERSIFIED — 8.54%
Ackermans & van Haaren NV	10,962	889,363
Groupe Bruxelles Lambert SA	30,276	2,355,923
KBC Ancora SCA[a]	40,803	523,785
RHJ International SAa,b	19,580	104,155

		3,873,226
INSURANCE — 5.00%
Ageas	84,912	2,269,471

		2,269,471
MANUFACTURING — 0.78%
Agfa-Gevaert NVa	221,241	353,928

		353,928
MINING — 5.75%
Nyrstar NVa	98,397	536,855
Umicore SA	39,846	2,070,098

		2,606,953
PHARMACEUTICALS — 8.91%
Arseus NV	20,880	391,597
Galapagos NVa	21,315	460,744
ThromboGenics NVa	18,531	891,994
UCB SA	40,455	2,296,415

		4,040,750
REAL ESTATE INVESTMENT TRUSTS — 5.62%
Befimmo SCA	8,874	553,993
Cofinimmo SA	7,221	817,072
Intervest Offices & Warehouses	13,050	342,003
Warehouses De Pauw SCA	8,091	466,702
Wereldhave Belgium NV	3,306	369,136

		2,548,906

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BELGIUM CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

SEMICONDUCTORS — 0.79%
Melexis NV	22,620	$358,036

		358,036
TELECOMMUNICATIONS — 7.39%
Belgacom SA	57,681	1,694,699
Mobistar SA	19,836	524,101
Telenet Group Holding NV	24,795	1,132,563

		3,351,363
TRANSPORTATION — 2.10%
Compagnie Maritime Belge SA	18,009	339,158
Euronav SAa	52,026	292,989
Exmar NV	42,543	318,156

		950,303
VENTURE CAPITAL — 1.25%
GIMV NV	11,658	567,073

		567,073
TOTAL COMMON STOCKS
(Cost: $57,966,321)		45,302,966

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%c,[d,e]	41,746	41,746
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%c,[d,e]	2,959	2,959
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	44,648	44,648

		89,353

TOTAL SHORT-TERM INVESTMENTS
(Cost: $89,353)		89,353

TOTAL INVESTMENTS IN SECURITIES — 100.07% (Cost: $58,055,674)		45,392,319
Other Assets, Less Liabilities — (0.07)%		(33,648)

NET ASSETS — 100.00%		$45,358,671

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

11

Schedule of Investments  (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 48.92%

AEROSPACE & DEFENSE — 0.79%
Embraer SA	11,049,332	$67,791,437

		67,791,437
AGRICULTURE — 1.30%
Souza Cruz SA	7,699,600	111,955,528

		111,955,528
BANKS — 4.25%
Banco Bradesco SA	9,384,500	142,515,455
Banco do Brasil SA	11,575,597	118,692,124
Banco Santander (Brasil) SA Units	15,415,841	104,609,554

		365,817,133
BEVERAGES — 0.99%
Companhia de Bebidas das Americas	2,352,800	85,554,362

		85,554,362
BUILDING MATERIALS — 0.40%
Duratex SA	5,024,600	34,684,037

		34,684,037
CHEMICALS — 1.52%
Ultrapar Participacoes SA	6,338,700	130,523,587

		130,523,587
COMMERCIAL SERVICES — 5.83%
Anhanguera Educacional Participacoes SA	2,400,000	36,244,852
CCR SA	17,236,900	148,104,401
Cielo SA	5,704,560	148,567,374
EcoRodovias Infraestrutura e Logistica SA	3,424,300	27,339,273
Kroton Educacional SAa	1,416,900	27,478,630
Localiza Rent A Car SA	2,583,800	42,986,751
Multiplus SA	979,100	22,681,322
Obrascon Huarte Lain Brasil SA	2,489,700	22,137,916
Qualicorp SAa	2,777,900	26,975,583

		502,516,102
COSMETICS & PERSONAL CARE — 1.04%
Natura Cosmeticos SA	3,397,900	89,940,670

		89,940,670
DIVERSIFIED FINANCIAL SERVICES — 2.90%
BM&F Bovespa SA	34,616,600	208,010,644
CETIP SA - Mercados Organizados	4,078,025	41,890,981

		249,901,625

Security	Shares	Value

ELECTRIC — 2.13%
Centrais Eletricas Brasileiras SA	5,861,599	20,985,227
CPFL Energia SA	4,891,700	52,309,690
EDP Energias do Brasil SA	4,881,700	27,689,163
Light SA	1,288,200	14,287,879
MPX Energia SAa	2,885,800	15,058,344
Tractebel Energia SA	3,281,900	53,525,934

		183,856,237
ENGINEERING & CONSTRUCTION — 0.48%
Multiplan Empreendimentos Imobiliarios SA	1,500,900	41,441,922

		41,441,922
FOOD — 3.47%
BRF - Brasil Foods SA	12,694,650	230,509,369
Cosan SA Industria e Comercio	2,573,690	47,323,231
JBS SAa	8,477,222	21,462,828

		299,295,428
FOREST PRODUCTS & PAPER — 0.56%
Fibria Celulose SAa	4,937,526	48,548,026

		48,548,026
HEALTH CARE — SERVICES — 0.73%
Amil Participacoes SA	2,507,000	36,171,289
Diagnosticos da America SA	4,604,000	26,760,427

		62,931,716
HOME BUILDERS — 0.38%
MRV Engenharia e Participacoes SA	6,179,447	32,707,575

		32,707,575
INSURANCE — 0.83%
Odontoprev SA	5,212,500	26,345,470
Porto Seguro SA	2,561,400	27,006,899
Sul America SA Units	2,444,037	17,728,647

		71,081,016
IRON & STEEL — 5.58%
Companhia Siderurgica Nacional SA	14,428,154	70,830,838
Vale SA	19,434,200	341,972,071
Vale SA SP ADR	3,914,095	68,222,676

		481,025,585
MACHINERY — 0.52%
WEG SA	3,535,200	45,083,396

		45,083,396
OIL & GAS — 6.53%
OGX Petroleo e Gas Participacoes SAa	25,346,900	51,481,442
Petroleo Brasileiro SA	57,207,944	511,358,916

		562,840,358

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

November 30, 2012

Security	Shares	Value

PHARMACEUTICALS — 0.56%
Hypermarcas SAa	6,736,600	$48,550,936

		48,550,936
REAL ESTATE — 2.61%
BR Malls Participacoes SA	7,922,700	101,777,478
BR Properties SA	3,689,900	43,516,230
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,706,100	47,586,438
PDG Realty SA Empreendimentos e Participacoes	22,388,500	31,537,526

		224,417,672

RETAIL — 1.69%
Lojas Americanas SA	2,361,100	19,502,721
Lojas Renner SA	2,409,700	88,130,876
Raia Drogasil SA	3,887,100	38,201,563

		145,835,160
SOFTWARE — 0.48%
Totvs SA	2,197,700	41,129,737

		41,129,737
TELECOMMUNICATIONS — 0.91%
Oi SA	4,772,573	20,146,297
TIM Participacoes SA	16,630,190	58,526,315

		78,672,612
TEXTILES — 0.71%
Companhia Hering SA	2,721,300	60,926,147

		60,926,147
TRANSPORTATION — 0.38%
ALL - America Latina Logistica SA	8,894,800	32,801,864

		32,801,864
WATER — 1.35%
Companhia de Saneamento Basico do Estado de Sao Paulo	2,274,100	92,058,054
Companhia de Saneamento de Minas Gerais SA	1,153,200	24,285,848

		116,343,902
TOTAL COMMON STOCKS
(Cost: $3,794,544,208)		4,216,173,770

PREFERRED STOCKS — 50.44%

AUTO PARTS & EQUIPMENT — 0.28%
Marcopolo SA	4,157,100	24,435,219

		24,435,219
BANKS — 14.39%
Banco Bradesco SA	34,881,715	579,348,589
Banco do Estado do Rio Grande do Sul SA Class B	3,808,010	27,016,769

Security	Shares	Value

Itau Unibanco Holding SA	42,112,100	$633,415,806

		1,239,781,164
BEVERAGES — 6.73%
Companhia de Bebidas das Americas	14,005,132	580,051,564

		580,051,564
CHEMICALS — 0.24%
Braskem SA Class A	3,221,936	20,777,929

		20,777,929
ELECTRIC — 2.56%
AES Tiete SA	2,056,000	21,937,851
Centrais Eletricas Brasileiras SA Class B	4,485,851	20,258,546
Companhia Energetica de Minas Gerais	9,329,393	112,076,712
Companhia Energetica de Sao Paulo Class B	3,141,970	25,658,637
Companhia Paranaense de Energia Class B	2,110,300	28,146,551
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	2,030,720	12,915,334

		220,993,631
FOOD — 0.95%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	1,930,164	82,199,983

		82,199,983
FOREST PRODUCTS & PAPER — 0.58%
Klabin SA	8,930,000	50,316,922

		50,316,922
HOLDING COMPANIES — DIVERSIFIED — 3.33%
Bradespar SA	4,626,600	61,708,208
Itausa - Investimentos Itau SA	49,909,688	224,929,940

		286,638,148
IRON & STEEL — 10.49%
Gerdau SA	16,844,546	139,688,017
Metalurgica Gerdau SA	5,489,190	57,671,432
Usinas Siderurgicas de Minas Gerais SA Class A	7,538,200	44,097,482
Vale SA Class A	38,582,700	662,666,179

		904,123,110
OIL & GAS — 7.88%
Petroleo Brasileiro SA	77,729,478	678,786,999

		678,786,999
RETAIL — 0.83%
Lojas Americanas SA	8,078,105	71,072,807

		71,072,807
TELECOMMUNICATIONS — 2.18%
Oi SA	16,113,893	60,706,121

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

November 30, 2012

Security	Shares	Value

Telefonica Brasil SA	5,843,174	126,882,850

		187,588,971

TOTAL PREFERRED STOCKS
(Cost: $3,222,782,235)		4,346,766,447

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[b],c	3,641,788	3,641,788

		3,641,788

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,641,788)		3,641,788

TOTAL INVESTMENTS IN SECURITIES — 99.40%
(Cost: $7,020,968,231)		8,566,582,005
Other Assets, Less Liabilities — 0.60%		51,989,861

NET ASSETS — 100.00%		$8,618,571,866

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

14

Consolidated Schedule of Investments  (Unaudited)

iShares® MSCI BRIC INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 84.70%

BRAZIL — 13.56%
ALL - America Latina Logistica SA	194,000	$715,425
Amil Participacoes SA	77,600	1,119,622
Anhanguera Educacional Participacoes SA	38,800	585,958
Banco Bradesco SA	234,900	3,567,252
Banco do Brasil SA	277,889	2,849,377
Banco Santander (Brasil) SA Units	349,237	2,369,869
BM&F Bovespa SA	853,669	5,129,685
BR Malls Participacoes SA	194,000	2,492,185
BR Properties SA	77,600	915,163
BRF - Brasil Foods SA	310,400	5,636,241
CCR SA	426,800	3,667,188
Centrais Eletricas Brasileiras SA	116,400	416,726
CETIP SA - Mercados Organizados	78,078	802,046
Cielo SA	144,420	3,761,219
Companhia de Bebidas das Americas	38,800	1,410,876
Companhia de Saneamento Basico do Estado de Sao Paulo	38,800	1,570,666
Companhia de Saneamento de Minas Gerais SA	38,800	817,110
Companhia Hering SA	77,600	1,737,357
Companhia Siderurgica Nacional SA	349,200	1,714,296
Cosan SA Industria e Comercio	77,600	1,426,855
CPFL Energia SA	116,400	1,244,730
Cyrela Brazil Realty SA Empreendimentos e Participacoes	116,400	970,726
Diagnosticos da America SA	116,400	676,567
Duratex SA	116,400	803,491
EcoRodovias Infraestrutura e Logistica SA	77,600	619,551
EDP Energias do Brasil SA	116,400	660,225
Embraer SA	271,600	1,666,359
Fibria Celulose SAa	116,441	1,144,901
Hypermarcas SAa	155,200	1,118,532
JBS SAa	194,052	491,305
Kroton Educacional SAa	38,800	752,467
Light SA	38,800	430,344
Localiza Rent A Car SA	77,600	1,291,033
Lojas Americanas SA	38,800	320,489
Lojas Renner SA	38,800	1,419,047
MPX Energia SAa	38,800	202,462
MRV Engenharia e Participacoes SA	155,200	821,468
Multiplan Empreendimentos Imobiliarios SA	38,800	1,071,322
Multiplus SA	38,800	898,821
Natura Cosmeticos SA	77,600	2,054,032
Obrascon Huarte Lain Brasil SA	77,600	690,004
Odontoprev SA	116,400	588,319
OGX Petroleo e Gas Participacoes SAa	620,800	1,260,891
Oi SA	116,424	491,457
PDG Realty SA Empreendimentos e Participacoes	504,400	710,522
Petroleo Brasileiro SA	1,396,800	12,485,436
Porto Seguro SA	38,800	409,100
Qualicorp SAa	77,600	753,557
Raia Drogasil SA	77,650	763,127
Souza Cruz SA	194,000	2,820,844
Sul America SA Units	39,544	286,846
TIM Participacoes SA	388,069	1,365,724
Totvs SA	38,800	726,138
Tractebel Energia SA	77,600	1,265,612
Ultrapar Participacoes SA	155,200	3,195,807
Vale SA	620,800	10,923,849

Security	Shares	Value

WEG SA	65,800	$839,129

		100,939,350
CHINA — 42.26%
Agile Property Holdings Ltd.	776,000	1,045,340
Agricultural Bank of China Ltd. Class H	10,088,000	4,425,675
Air China Ltd. Class H	776,000	519,666
Aluminum Corp. of China Ltd. Class Ha,b	1,552,000	660,847
Angang Steel Co. Ltd. Class Ha,b	776,000	488,627
Anhui Conch Cement Co. Ltd. Class H	582,000	1,937,484
Anta Sports Products Ltd.[b]	388,040	283,393
AviChina Industry & Technology Co. Ltd. Class H	1,552,000	670,860
Bank of China Ltd. Class H	34,532,000	14,570,182
Bank of Communications Co. Ltd. Class H	3,492,200	2,559,428
BBMG Corp. Class H	582,000	492,632
Beijing Capital International Airport Co. Ltd. Class H	776,000	555,713
Beijing Enterprises Holdings Ltd.[b]	194,000	1,250,353
Belle International Holdings Ltd.	2,328,000	4,890,270
Bosideng International Holdings Ltd.	1,552,000	472,606
Brilliance China Automotive Holdings Ltd.[a]	776,000	944,211
BYD Co. Ltd. Class Ha,b	194,000	497,638
China Agri-Industries Holdings Ltd.	776,000	439,564
China BlueChemical Ltd. Class H	776,000	484,621
China CITIC Bank Corp. Ltd. Class H	3,492,000	1,802,311
China Coal Energy Co. Class H	1,940,000	1,957,510
China Communications Construction Co. Ltd. Class H	1,940,000	1,767,266
China Communications Services Corp. Ltd. Class H	926,800	521,396
China Construction Bank Corp. Class H	33,368,370	25,575,076
China COSCO Holdings Co. Ltd. Class Ha,b	1,164,000	533,184
China Everbright Ltd.	404,000	582,799
China Gas Holdings Ltd.[b]	1,572,000	1,135,889
China International Marine Containers (Group) Co. Ltd. Class B	316,000	395,507
China Life Insurance Co. Ltd. Class H	3,492,000	10,295,701
China Longyuan Power Group Corp. Ltd. Class H	1,164,000	768,986
China Mengniu Dairy Co. Ltd.[b]	776,000	2,172,786
China Merchants Bank Co. Ltd. Class H	1,746,297	3,343,856
China Merchants Holdings (International) Co. Ltd.[b]	524,000	1,588,893
China Minsheng Banking Corp. Ltd. Class H	2,522,000	2,473,171
China Mobile Ltd.	2,766,000	31,621,422
China National Building Material Co. Ltd. Class H	1,552,000	2,026,599
China Oilfield Services Ltd. Class H	776,000	1,549,987
China Overseas Land & Investment Ltd.	1,552,800	4,598,262
China Pacific Insurance (Group) Co. Ltd. Class H	1,086,400	3,560,565
China Petroleum & Chemical Corp. Class H	7,760,000	8,230,553
China Railway Construction Corp. Ltd. Class Hb	970,000	1,081,387
China Railway Group Ltd. Class H	1,940,000	1,128,948
China Resources Cement Holdings Ltd.[b]	776,000	487,625
China Resources Enterprise Ltd.[b]	776,000	2,768,550
China Resources Land Ltd.	776,000	2,072,658
China Resources Power Holdings Co. Ltd.	810,200	1,816,927
China Shanshui Cement Group Ltd.	776,000	529,679
China Shenhua Energy Co. Ltd. Class H	1,552,000	6,358,153
China Shipping Container Lines Co. Ltd. Class Ha,b	1,552,000	410,526
China Shipping Development Co. Ltd. Class H	776,000	383,492
China Southern Airlines Co. Ltd. Class H	776,000	346,444
China State Construction International Holdings Ltd.	776,000	980,257
China Taiping Insurance Holdings Co. Ltd.[a]	388,000	644,827
China Telecom Corp. Ltd. Class H	6,208,000	3,380,334
China Unicom (Hong Kong) Ltd.	2,329,900	3,631,614
China Vanke Co. Ltd. Class B	660,001	1,142,084
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,164,000	534,686
CITIC Pacific Ltd.[b]	388,000	490,128

15

Consolidated Schedule of Investments  (Unaudited) (Continued)

iShares® MSCI BRIC INDEX FUND

November 30, 2012

Security	Shares	Value

CITIC Securities Co. Ltd. Class H	388,000	$729,936
CNOOC Ltd.	8,536,000	18,261,415
COSCO Pacific Ltd.	776,000	1,095,405
Country Garden Holdings Co. Ltd.[a]	2,044,356	976,009
CSG Holding Co. Ltd. Class B	295,000	146,928
CSR Corp Ltd. Class Hb	779,000	658,376
Dah Chong Hong Holdings Ltd.	388,000	399,512
Daphne International Holdings Ltd.[b]	488,000	642,267
Datang International Power Generation Co. Ltd. Class H	1,552,000	544,698
Dongfang Electric Corp. Ltd. Class H	155,200	264,339
Dongfeng Motor Group Co. Ltd. Class H	1,552,000	2,182,799
ENN Energy Holdings Ltd.	142,000	639,454
Evergrande Real Estate Group Ltd.[b]	2,328,000	1,162,491
Far East Horizon Ltd.	776,000	543,697
Fosun International Ltd.	776,000	459,589
Franshion Properties (China) Ltd.[b]	1,552,000	538,691
GCL-Poly Energy Holdings Ltd.[b]	3,492,000	581,245
Geely Automobile Holdings Ltd.	1,940,000	916,175
Golden Eagle Retail Group Ltd.[b]	388,000	917,176
GOME Electrical Appliances Holdings Ltd.[a]	4,656,400	468,641
Great Wall Motor Co. Ltd. Class H	388,000	1,269,127
Guangdong Investment Ltd.	1,552,000	1,261,618
Guangzhou Automobile Group Co. Ltd. Class H	1,102,454	897,605
Guangzhou R&F Properties Co. Ltd. Class Hb	465,600	794,218
Haier Electronics Group Co. Ltd.[a]	388,000	532,683
Haitong Securities Co. Ltd. Class Ha	310,400	404,519
Hengan International Group Co. Ltd.[b]	388,000	3,504,494
Huabao International Holdings Ltd.[b]	776,000	350,449
Huaneng Power International Inc. Class H	1,552,000	1,315,687
Industrial and Commercial Bank of China Ltd. Class H	30,264,050	20,423,221
Inner Mongolia Yitai Coal Co. Ltd. Class B	310,885	1,732,251
Intime Department Store Group Co. Ltd.	388,000	443,569
Jiangsu Expressway Co. Ltd. Class H	776,000	693,890
Jiangxi Copper Co. Ltd. Class H	776,000	1,992,555
Kingboard Chemical Holdings Co. Ltd.	194,000	575,738
Kunlun Energy Co. Ltd.	1,552,000	3,160,052
Lee & Man Paper Manufacturing Ltd.	776,000	466,598
Lenovo Group Ltd.[b]	3,104,000	2,923,749
Longfor Properties Co. Ltd.	582,000	1,115,931
Nine Dragons Paper (Holdings) Ltd.[b]	776,000	568,729
Parkson Retail Group Ltd.[b]	388,000	279,859
PetroChina Co. Ltd. Class H	10,088,000	13,511,324
PICC Property and Casualty Co. Ltd. Class H	1,561,200	2,008,395
Ping An Insurance (Group) Co. of China Ltd. Class H	970,000	7,340,662
Poly Property Group Co. Ltd.[a,b]	784,984	542,902
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	880,000	909,517
Shanghai Electric Group Co. Ltd. Class H	1,552,000	610,783
Shanghai Industrial Holdings Ltd.[b]	388,000	1,269,127
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	271,600	508,852
Shimao Property Holdings Ltd.[b]	582,000	1,182,016
Shougang Fushan Resources Group Ltd.[b]	1,552,000	578,742
Shui On Land Ltd.	1,358,000	685,128
Sihuan Pharmaceutical Holdings Group Ltd.[b]	776,000	319,410
Sino-Ocean Land Holdings Ltd.	1,358,000	1,026,817
Sinopec Shanghai Petrochemical Co. Ltd. Class H	776,000	226,290
Sinopharm Group Co. Ltd. Class Hb	310,400	963,235
SOHO China Ltd.[b]	970,000	732,189
Sun Art Retail Group Ltd.	1,164,000	1,796,303
Tencent Holdings Ltd.	465,600	15,211,504
Tingyi (Cayman Islands) Holding Corp.	776,000	2,267,908
Uni-President China Holdings Ltd.	388,000	508,652
Want Want China Holdings Ltd.[b]	2,716,000	3,967,087
Weichai Power Co. Ltd. Class Hb	239,775	901,858

Security	Shares	Value

Wumart Stores Inc. Class H	388,000	$808,036
Yanzhou Coal Mining Co. Ltd. Class H	776,000	1,187,523
Yingde Gases Group Co. Ltd.	471,500	467,847
Yuexiu Property Co. Ltd.	2,352,000	755,670
Zhaojin Mining Industry Co. Ltd. Class H	388,000	657,843
Zhejiang Expressway Co. Ltd. Class H	776,000	591,759
Zhongsheng Group Holdings Ltd.	388,000	478,113
Zhuzhou CSR Times Electric Co. Ltd. Class H	388,000	1,176,509
Zijin Mining Group Co. Ltd. Class Hb	3,105,000	1,250,005
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	647,200	832,586
ZTE Corp. Class Hb	310,440	468,661

		314,457,786
INDIA — 15.99%
ACC Ltd.	25,401	646,244
Adani Enterprises Ltd.	96,575	425,661
Adani Ports and Special Economic Zone Ltd.	178,574	427,271
Aditya Birla Nuvo Ltd.	15,132	296,381
Ambuja Cements Ltd.	298,704	1,142,208
Asian Paints Ltd.	14,356	1,142,872
Axis Bank Ltd.	108,252	2,626,745
Bajaj Auto Ltd.	38,800	1,377,313
Bank of Baroda	32,204	451,489
Bank of India	52,650	271,647
Bharat Heavy Electricals Ltd.	271,600	1,170,134
Bharat Petroleum Corp. Ltd.	85,748	547,797
Bharti Airtel Ltd.	269,660	1,670,658
Cairn India Ltd.	200,984	1,219,501
Canara Bank Ltd.	40,910	349,384
Cipla Ltd.	166,840	1,271,812
Coal India Ltd.	241,724	1,628,898
Dabur India Ltd.	205,766	484,389
Divi’s Laboratories Ltd.	20,952	456,403
DLF Ltd.	198,268	764,714
Dr. Reddy’s Laboratories Ltd.	48,500	1,622,224
GAIL (India) Ltd.	188,568	1,224,938
Godrej Consumer Products Ltd.	58,200	787,859
HCL Technologies Ltd.	92,732	1,119,194
HDFC Bank Ltd.	712,383	9,219,267
Hero Motocorp Ltd.	18,624	625,416
Hindalco Industries Ltd.	474,912	1,018,012
Hindustan Unilever Ltd.	409,645	4,052,394
Housing Development Finance Corp. Ltd.	670,852	10,402,862
ICICI Bank Ltd.	202,536	4,095,215
Idea Cellular Ltd.[a]	318,405	568,089
Infosys Ltd.	197,104	8,830,093
Infrastructure Development Finance Co. Ltd.	488,492	1,555,415
ITC Ltd.	1,036,736	5,689,231
Jaiprakash Associates Ltd.	442,320	781,856
Jindal Steel & Power Ltd.	171,884	1,273,607
JSW Steel Ltd.	34,920	476,888
Kotak Mahindra Bank Ltd.	132,696	1,635,555
Larsen & Toubro Ltd.	96,612	2,962,389
LIC Housing Finance Ltd.	138,128	674,706
Lupin Ltd.	73,332	796,750
Mahindra & Mahindra Ltd.	142,784	2,485,825
Maruti Suzuki (India) Ltd.	15,908	431,032
NTPC Ltd.	270,824	808,564
Oil & Natural Gas Corp. Ltd.	357,736	1,742,479
Piramal Enterprises Ltd.	35,696	326,740
Power Finance Corp. Ltd.	116,012	410,451
Power Grid Corp. of India Ltd.	549,802	1,191,684

16

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

November 30, 2012

Security	Shares	Value

Ranbaxy Laboratories Ltd.[a]	61,304	$568,185
Reliance Capital Ltd.	41,469	323,206
Reliance Communications Ltd.	251,424	330,487
Reliance Industries Ltd.	589,372	8,599,771
Reliance Infrastructure Ltd.	51,439	458,927
Reliance Power Ltd.[a]	272,960	487,760
Rural Electrification Corp. Ltd.	131,153	556,125
Satyam Computer Services Ltd.[a]	326,228	611,434
Sesa Goa Ltd.	157,916	528,951
Shriram Transport Finance Co. Ltd.	56,300	693,723
Siemens Ltd.	29,103	358,792
State Bank of India	62,080	2,476,923
Sterlite Industries (India) Ltd.	614,204	1,225,698
Sun Pharmaceuticals Industries Ltd.	149,768	1,954,459
Tata Consultancy Services Ltd.	217,280	5,248,753
Tata Motors Ltd.	304,192	1,529,209
Tata Power Co. Ltd.	490,432	971,938
Tata Steel Ltd.	137,740	977,943
Titan Industries Ltd.	99,716	571,403
Ultratech Cement Ltd.	17,334	618,664
Unitech Ltd.[a]	560,051	326,383
United Breweries Ltd.	27,548	404,446
United Spirits Ltd.	40,482	1,485,618
Wipro Ltd.	231,248	1,671,813
Zee Entertainment Enterprises Ltd.	230,472	827,064

		118,987,931
RUSSIA — 12.89%
Federal Grid Co. of Unified Energy System OJSC[a]	147,448,500	994,477
Gazprom OAO	4,888,808	21,929,756
IDGC Holding JSC[a]	7,958,800	516,706
INTER RAO UES OJSC[a]	582,000,000	472,114
LSR Group OJSC SP GDR[c]	93,142	391,196
LUKOIL OAO	237,844	14,921,343
Magnit OJSC SP GDR[b,c]	124,936	4,407,742
Mechel OAO SP ADR[b]	62,468	381,055
MMC Norilsk Nickel OJSC	22,504	3,502,220
Mobile TeleSystems OJSC SP ADR	247,156	4,307,929
NovaTek OAO SP GDR[c]	42,680	4,681,996
Novolipetsk Steel OJSC SP GDR[c]	28,712	570,220
Rosneft Oil Co. OJSC	601,402	4,744,488
Rostelecom OJSC	562,600	1,982,601
RusHydro OJSC	60,140,200	1,430,856
Sberbank of Russia	4,950,880	14,639,438
Severstal OAO	81,480	927,774
Sistema JSFC SP GDR[c]	58,200	1,101,144
Surgutneftegas OJSC	3,375,620	2,847,691
Tatneft OAO, Class S	647,963	4,088,106
TMK OAO SP GDR[c]	27,548	423,964
Uralkali OJSC	616,920	4,593,910
VTB Bank OJSC	1,233,886,001	2,072,725

		95,929,451

TOTAL COMMON STOCKS
(Cost: $651,373,157)		630,314,518

PREFERRED STOCKS — 15.00%

BRAZIL — 14.38%
AES Tiete SA	38,800	414,002

Security	Shares	Value

Banco Bradesco SA	892,462	$14,822,855
Banco do Estado do Rio Grande do Sul SA Class B	77,600	550,550
Bradespar SA	116,400	1,552,508
Braskem SA Class A	77,600	500,434
Centrais Eletricas Brasileiras SA Class B	116,482	526,044
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	39,056	1,663,280
Companhia de Bebidas das Americas	361,573	14,975,295
Companhia Energetica de Minas Gerais	243,541	2,925,729
Companhia Energetica de Sao Paulo Class B	77,600	633,714
Companhia Paranaense de Energia Class B	38,800	517,503
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	40,100	255,035
Gerdau SA	349,200	2,895,837
Itau Unibanco Holding SA	1,047,600	15,757,143
Itausa - Investimentos Itau SA	1,202,836	5,420,868
Klabin SA	232,800	1,311,733
Lojas Americanas SA	205,970	1,812,166
Marcopolo SA	118,200	694,774
Metalurgica Gerdau SA	116,400	1,222,941
Oi SA	388,099	1,462,091
Petroleo Brasileiro SA	1,901,214	16,602,702
Telefonica Brasil SA	155,664	3,380,199
Usinas Siderurgicas de Minas Gerais SA Class A	194,000	1,134,875
Vale SA Class A	931,200	15,993,561

		107,025,839
RUSSIA — 0.62%
AK Transneft OAO	776	1,644,188
Sberbank of Russia	466,030	994,961
Surgutneftegas OJSC	3,181,600	1,993,019

		4,632,168

TOTAL PREFERRED STOCKS
(Cost: $113,260,143)		111,658,007

RIGHTS — 0.00%

CHINA — 0.00%
China Agri-Industries Holdings Ltd.[a]	232,800	30,038

		30,038

TOTAL RIGHTS
(Cost: $0)		30,038

SHORT-TERM INVESTMENTS — 4.57%

MONEY MARKET FUNDS — 4.57%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.27%[d],e,f	31,736,008	31,736,008

17

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

November 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[d,e,f]	2,249,790	$2,249,790

		33,985,798

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,985,798)		33,985,798

TOTAL INVESTMENTS IN SECURITIES — 104.27%
(Cost: $798,619,098)		775,988,361
Other Assets, Less Liabilities — (4.27)%		(31,781,562)

NET ASSETS — 100.00%		$744,206,799

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

a	Non-income earning security.
b	All or a portion of this security represents a security on loan. See Note 3.
c	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Affiliated issuer. See Note 2.
e	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to consolidated schedules of investments.

18

Schedule of Investments  (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 0.21%
CAE Inc.	937,162	$9,321,146

		9,321,146
APPAREL — 0.32%
Gildan Activewear Inc.	421,106	14,744,115

		14,744,115
AUTO PARTS & EQUIPMENT — 0.83%
Magna International Inc. Class A	806,851	37,647,902

		37,647,902
BANKS — 24.94%
Bank of Montreal	2,352,882	141,336,356
Bank of Nova Scotia	4,166,555	234,889,092
Canadian Imperial Bank of Commerce	1,475,734	119,146,189
National Bank of Canada	588,793	45,984,357
Royal Bank of Canada	5,252,959	311,470,564
Toronto-Dominion Bank (The)	3,323,800	277,655,332

		1,130,481,890
CHEMICALS — 3.89%
Agrium Inc.	543,085	55,459,347
Potash Corp. of Saskatchewan Inc.	3,125,301	120,909,365

		176,368,712
COMMERCIAL SERVICES — 0.17%
Ritchie Bros. Auctioneers Inc.[a]	329,164	7,528,672

		7,528,672
COMPUTERS — 0.82%
CGI Group Inc. Class Ab	742,386	17,039,715
Research In Motion Ltd.[a,b]	1,711,622	19,970,503

		37,010,218
DIVERSIFIED FINANCIAL SERVICES — 0.64%
CI Financial Corp.	565,737	13,668,584
IGM Financial Inc.	371,966	15,202,919

		28,871,503
ELECTRIC — 0.81%
Fortis Inc.	690,916	23,217,170
TransAlta Corp.	907,309	13,655,076

		36,872,246

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 0.48%
SNC-Lavalin Group Inc.	549,330	$21,788,496

		21,788,496
FOOD — 1.67%
Empire Co. Ltd. Class A	109,684	6,364,510
George Weston Ltd.	186,004	11,777,975
Loblaw Companies Ltd.[a]	410,708	13,838,422
Metro Inc. Class A	354,129	21,803,523
Saputo Inc.	468,288	21,704,313

		75,488,743
FOREST PRODUCTS & PAPER — 0.00%
Sino-Forest Corp. Class Aa,b,c	841,337	8

		8
GAS — 0.31%
Canadian Utilities Ltd. Class A	206,962	14,009,287

		14,009,287
HAND & MACHINE TOOLS — 0.32%
Finning International Inc.	625,867	14,340,095

		14,340,095
HOLDING COMPANIES — DIVERSIFIED — 0.30%
Onex Corp.	333,659	13,670,832

		13,670,832
INSURANCE — 5.84%
Fairfax Financial Holdings Ltd.	880	302,248
Great-West Lifeco Inc.	1,034,287	24,489,284
Industrial Alliance Insurance and Financial Services Inc.	328,806	9,595,899
Intact Financial Corp.	471,194	30,405,733
Manulife Financial Corp.	6,600,003	84,912,708
Power Corp. of Canada	1,270,944	31,986,309
Power Financial Corp.	899,794	24,013,227
Sun Life Financial Inc.	2,160,511	59,137,559

		264,842,967
MANUFACTURING — 0.41%
Bombardier Inc. Class B	5,238,605	18,510,599

		18,510,599
MEDIA — 1.49%
Shaw Communications Inc. Class B	1,373,477	30,280,512
Thomson Reuters Corp.	1,352,128	37,228,269

		67,508,781
MINING — 15.46%
Agnico-Eagle Mines Ltd.	622,553	34,714,059
Barrick Gold Corp.	3,639,314	126,360,235
Cameco Corp.	1,437,897	26,229,117

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

November 30, 2012

Security	Shares	Value

Centerra Gold Inc.	605,380	$5,430,046
Eldorado Gold Corp.	2,463,633	35,589,806
First Quantum Minerals Ltd.	1,732,389	35,577,325
Franco-Nevada Corp.	527,181	29,836,529
Goldcorp Inc.	2,948,295	114,892,535
IAMGOLD Corp.	1,368,614	16,175,093
Inmet Mining Corp.	189,318	12,912,160
Kinross Gold Corp.	4,143,750	41,965,194
New Gold Inc.[b]	1,680,359	17,846,466
Osisko Mining Corp.[a,b]	1,411,345	11,508,426
Pan American Silver Corp.	551,122	10,674,573
Silver Wheaton Corp.	1,287,073	47,383,359
Teck Resources Ltd. Class B	2,097,278	71,003,633
Turquoise Hill Resources Ltd.[b]	1,455,641	10,961,086
Yamana Gold Inc.	2,730,791	51,462,634

		700,522,276
OIL & GAS — 19.85%
ARC Resources Ltd.	1,059,163	26,528,389
Athabasca Oil Corp.[b]	1,157,556	12,958,195
Baytex Energy Corp.	437,419	19,419,316
Bonavista Energy Corp.	606,102	10,055,430
Canadian Natural Resources Ltd.	3,984,365	114,675,588
Canadian Oil Sands Ltd.	1,762,328	35,766,379
Cenovus Energy Inc.	2,748,549	92,305,426
Crescent Point Energy Corp.	1,264,018	49,639,445
Encana Corp.	2,678,044	58,502,597
Enerplus Corp.	718,758	9,609,006
Husky Energy Inc.	1,249,956	35,082,069
Imperial Oil Ltd.	1,078,991	46,001,177
MEG Energy Corp.[b]	460,136	16,583,147
Nexen Inc.	1,927,680	47,330,865
Pacific Rubiales Energy Corp.	1,073,541	23,419,372
Pengrowth Energy Corp.	1,821,940	9,482,488
Penn West Petroleum Ltd.	1,716,146	19,176,746
Precision Drilling Corp.[b]	10,640	79,692
Progress Energy Resources Corp.	684,498	13,905,642
Suncor Energy Inc.	5,621,812	183,705,660
Talisman Energy Inc.	3,753,197	42,241,649
Tourmaline Oil Corp.[b]	478,522	15,906,575
Vermilion Energy Inc.	340,148	17,306,166

		899,681,019
PHARMACEUTICALS — 2.10%
Catamaran Corp.[b]	744,372	36,538,560
Valeant Pharmaceuticals International Inc.[b]	1,049,793	58,484,466

		95,023,026
PIPELINES — 5.73%
Enbridge Inc.	2,753,846	111,501,169
Pembina Pipeline Corp.	1,049,933	29,732,335
TransCanada Corp.	2,562,361	118,606,089

		259,839,593
REAL ESTATE — 1.92%
Brookfield Asset Management Inc. Class A	2,024,577	70,478,555
Brookfield Office Properties Inc.	1,008,823	16,655,456

		87,134,011

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 0.48%
H&R Real Estate Investment Trust	333,191	$7,798,551
RioCan Real Estate Investment Trust	514,283	13,963,067

		21,761,618
RETAIL — 2.55%
Alimentation Couche-Tard Inc. Class B	461,859	22,815,142
Canadian Tire Corp. Ltd. Class A	283,745	18,823,975
Dollarama Inc.	251,969	16,094,461
Shoppers Drug Mart Corp.	755,308	31,790,836
Tim Hortons Inc.	563,393	26,203,007

		115,727,421
SOFTWARE — 0.27%
Open Text Corp.[a,b]	212,891	12,231,026

		12,231,026
TELECOMMUNICATIONS — 3.18%
BCE Inc.	928,841	39,328,588
Bell Aliant Inc.	273,178	7,477,435
Rogers Communications Inc. Class B	1,391,949	61,473,602
TELUS Corp. NVS[a]	548,429	35,814,757

		144,094,382
TRANSPORTATION — 4.82%
Canadian National Railway Co.	1,581,512	142,238,166
Canadian Pacific Railway Ltd.	624,393	58,268,718
Viterra Inc.	1,149,221	17,990,020

		218,496,904

TOTAL COMMON STOCKS
(Cost: $4,921,073,458)		4,523,517,488

SHORT-TERM INVESTMENTS — 1.47%

MONEY MARKET FUNDS — 1.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%d,[e,f]	56,977,187	56,977,187
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%d,[e,f]	4,039,158	4,039,158

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

November 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	5,522,786	$5,522,786

		66,539,131

TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,539,131)		66,539,131

TOTAL INVESTMENTS IN SECURITIES — 101.28%
(Cost: $4,987,612,589)		4,590,056,619
Other Assets, Less Liabilities — (1.28)%		(57,945,233)

NET ASSETS — 100.00%		$4,532,111,386

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of November 30, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
40	S&P/TSX 60 Index (Dec 2012)	Montreal	$5,652,791	$34,566

See accompanying notes to schedules of investments.

21

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 91.45%

AIRLINES — 7.81%
LATAM Airlines Group SA	1,839,006	$40,592,087

		40,592,087
BANKS — 15.17%
Banco de Chile	137,930,813	20,639,387
Banco de Credito e Inversiones	269,230	17,800,557
Banco Santander (Chile) SA	443,887,572	29,968,185
CorpBanca SA	792,291,252	10,452,309

		78,860,438
BEVERAGES — 3.65%
Compania Cervecerias Unidas SA	886,878	12,890,094
Vina Concha y Toro SA	3,132,522	6,099,975

		18,990,069
BUILDING MATERIALS — 0.98%
SalfaCorp SA	2,542,836	5,077,787

		5,077,787
COMPUTERS — 1.62%
Sonda SA	2,832,894	8,433,829

		8,433,829
ELECTRIC — 18.16%
AES Gener SA	19,987,380	12,940,424
Colbun SAa	58,224,924	15,808,582
E.CL SA	3,942,144	9,141,180
Empresa Nacional de Electricidad SA	21,427,404	32,029,621
Enersis SA	72,628,644	24,504,799

		94,424,606
ENGINEERING & CONSTRUCTION — 1.23%
Besalco SA	2,119,146	3,563,032
Echeverria Izquerdo SA	1,044,000	793,049
Socovesa SA	4,083,012	2,064,024

		6,420,105
FOOD — 7.07%
AquaChile SAa	2,953,476	1,844,125
Cencosud SA	6,208,668	32,343,219
Empresas Iansa SA	19,928,916	1,474,864
Multiexport Foods SA	5,092,632	1,118,471

		36,780,679
FOREST PRODUCTS & PAPER — 5.07%
Empresas CMPC SA	6,626,094	24,060,788

Security	Shares	Value

Masisa SA	21,482,214	$2,318,559

		26,379,347
HEALTH CARE — SERVICES — 0.57%
Cruz Blanca Salud SA	2,447,136	2,953,879

		2,953,879
HOLDING COMPANIES — DIVERSIFIED — 9.48%
Empresas Copec SA	3,101,724	42,883,836
Inversiones La Construccion SA	241,512	4,510,519
Norte Grande SA	212,653,386	1,901,267

		49,295,622
IRON & STEEL — 3.47%
CAP SA	548,100	18,018,289

		18,018,289
LODGING — 0.23%
Enjoy SA	4,972,995	1,220,014

		1,220,014
REAL ESTATE — 1.71%
Parque Arauco SA	3,693,324	8,224,467
PAZ Corp. SA	1,054,092	660,316

		8,884,783
RETAIL — 6.46%
Empresas Hites SA	1,530,678	1,274,238
Empresas La Polar SAa	7,062,660	2,998,360
S.A.C.I. Falabella SA	2,938,860	29,333,554

		33,606,152
TELECOMMUNICATIONS — 3.42%
Empresa Nacional de Telecomunicaciones SA	864,954	17,775,390

		17,775,390
TRANSPORTATION — 1.60%
Compania SudAmericana de Vapores SAa	35,698,710	3,135,246
Sociedad Matriz SAAM SAa	46,751,886	5,159,734

		8,294,980
WATER — 3.75%
Aguas Andinas SA Series A	18,725,960	12,796,787
Inversiones Aguas Metropolitanas SA	3,651,216	6,691,490

		19,488,277

TOTAL COMMON STOCKS
(Cost: $358,439,277)		475,496,333

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

PREFERRED STOCKS — 8.24%

BEVERAGES — 1.62%
Embotelladora Andina SA Class B	1,311,090	$8,416,625

		8,416,625
CHEMICALS — 6.62%
Sociedad Quimica y Minera de Chile SA Series B	607,956	34,431,439

		34,431,439

TOTAL PREFERRED STOCKS
(Cost: $24,943,762)		42,848,064

RIGHTS — 0.02%

BANKS — 0.02%
Banco de Chile[a]	6,860,034	112,787

		112,787
COMPUTERS — 0.00%
Sonda SAa	382,049	—

		—

TOTAL RIGHTS
(Cost: $0)		112,787

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,c]	950,131	950,131

		950,131

TOTAL SHORT-TERM INVESTMENTS
(Cost: $950,131)		950,131

TOTAL INVESTMENTS IN SECURITIES — 99.89%
(Cost: $384,333,170)		519,407,315
Other Assets, Less Liabilities — 0.11%		567,997

NET ASSETS — 100.00%		$519,975,312

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

23

Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 85.78%

BRAZIL — 5.93%
Abril Educacao SA Units	500	$8,895
Aliansce Shopping Centers SA	2,900	30,059
ALL - America Latina Logistica SA	12,700	47,474
Amil Participacoes SA	3,400	49,726
Anhanguera Educacional Participacoes SA	3,300	50,518
Arezzo Industria e Comercio SA	1,500	26,328
Autometal SA	800	6,831
B2W Companhia Global do Varejo[a]	1,600	11,613
Banco Bradesco SA	14,200	218,591
Banco do Brasil SA	16,400	170,457
Banco Santander (Brasil) SA Units	22,000	151,328
BM&F Bovespa SA	49,900	303,945
BR Malls Participacoes SA	11,700	152,355
BR Properties SA	5,000	59,772
Brasil Brokers Participacoes SA	5,200	15,862
Brasil Insurance Participacoes e Administracao SA	2,500	20,991
BRF - Brasil Foods SA	18,700	344,194
Brookfield Incorporacoes SA	6,400	10,019
CCR SA	24,800	216,000
Centrais Eletricas Brasileiras SA	8,400	30,484
CETIP SA - Mercados Organizados	5,600	58,311
Cielo SA	8,300	219,115
Companhia de Bebidas das Americas	3,800	140,066
Companhia de Locacao das Americas	3,000	17,078
Companhia de Saneamento Basico do Estado de Sao Paulo	3,300	135,413
Companhia de Saneamento de Minas Gerais SA	1,600	34,156
Companhia Hering SA	3,700	83,970
Companhia Siderurgica Nacional SA	21,800	108,483
Cosan SA Industria e Comercio	3,200	59,643
CPFL Energia SA	6,300	68,290
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,800	65,937
Diagnosticos da America SA	7,100	41,832
Duratex SA	6,600	46,181
EcoRodovias Infraestrutura e Logistica SA	4,400	35,609
EDP Energias do Brasil SA	7,200	41,397
Embraer SA	16,300	101,372
Equatorial Energia SA	1,300	10,638
Estacio Participacoes SA	1,600	29,715
Eternit SA	4,200	15,760
Even Construtora e Incorporadora SA	6,500	26,549
EZ TEC Empreendimentos e Participacoes SA	1,000	12,249
Fibria Celulose SAa	6,700	66,778
Fleury SA	1,200	13,093
Gafisa SAa	14,300	28,559
Grendene SA	1,700	12,218
Helbor Empreendimentos SA	4,100	22,367
HRT Participacoes em Petroleo SAa	9,000	21,774
Hypermarcas SAa	9,200	67,211
Iguatemi Empresa de Shopping Centers SA	2,000	24,658
International Meal Co. Holdings SA	1,300	15,226
Iochpe-Maxion SA	2,300	28,052
JBS SAa	11,400	29,257
JHSF Participacoes SA	1,800	7,361
Julio Simoes Logistica SA	3,100	18,529
Kroton Educacional SAa	1,900	37,351
Light SA	1,300	14,616

Security	Shares	Value

LLX Logistica SAa	7,800	$7,992
Localiza Rent A Car SA	3,600	60,712
Lojas Americanas SA	2,100	17,583
Lojas Renner SA	3,500	129,756
LPS Brasil - Consultoria de Imoveis SA	700	12,944
Magazine Luiza SA	1,400	7,472
Magnesita Refratarios SA	5,800	21,846
Marfrig Alimentos SAa	4,600	25,313
Mills Estruturas e Servicos de Engenharia SA	2,200	32,823
Minerva SA	1,100	5,604
MMX Mineracao e Metalicos SAa	4,200	7,013
MPX Energia SAa	5,000	26,447
MRV Engenharia e Participacoes SA	8,700	46,678
Multiplan Empreendimentos Imobiliarios SA	1,900	53,178
Multiplus SA	1,400	32,875
Natura Cosmeticos SA	4,800	128,789
Obrascon Huarte Lain Brasil SA	3,500	31,547
Odontoprev SA	7,700	39,450
OGX Petroleo e Gas Participacoes SAa	37,300	76,794
Oi SA	7,000	29,953
PDG Realty SA Empreendimentos e Participacoes	32,100	45,835
Petroleo Brasileiro SA	84,400	764,725
Porto Seguro SA	3,200	34,201
Qualicorp SAa	4,300	42,327
Raia Drogasil SA	5,100	50,806
Restoque Comercio e Confeccoes de Roupas SA	2,100	8,767
Rossi Residencial SA	7,400	14,323
Santos Brasil Participacoes SA Units	1,800	23,055
Sao Martinho SA	1,000	11,418
SLC Agricola SA	2,500	21,217
Sonae Sierra Brasil SA	600	8,681
Souza Cruz SA	10,800	159,182
Sul America SA Units	3,900	28,677
T4F Entretenimento SA	1,100	5,297
Technos SA	700	7,966
Tecnisa SA	2,300	8,030
Tegma Gestao Logistica SA	500	7,649
TIM Participacoes SA	24,100	85,973
Totvs SA	3,100	58,809
TPI - Triunfo Participacoes e Investimentos SA	1,400	7,770
Tractebel Energia SA	4,800	79,355
Ultrapar Participacoes SA	9,300	194,118
UNICASA Industria de Moveis SAa	3,200	18,216
Vale SA	37,600	670,664
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,800	33,302
Vanguarda Agro SAa	40,700	6,951
WEG SA	5,000	64,635

		6,940,974
CHILE — 1.69%
Administradora de Fondos de Pensiones Provida SA	3,979	27,225
AES Gener SA	65,760	42,544
Aguas Andinas SA Series A	57,308	39,134
Banco de Chile	528,620	79,043
Banco de Credito e Inversiones	1,024	67,654
Banco Santander (Chile) SA	1,989,341	134,209
Besalco SA	9,318	15,655
CAP SA	2,188	71,876
Cencosud SA	29,275	152,393
Colbun SAa	198,983	53,986
Compania Cervecerias Unidas SA	2,880	41,828

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2012

Security	Shares	Value

Compania SudAmericana de Vapores SAa	149,468	$13,117
CorpBanca SA	3,190,746	42,063
Cruz Blanca Salud SA	12,018	14,496
E.CL SA	15,660	36,287
Empresa Nacional de Electricidad SA	94,180	140,678
Empresa Nacional de Telecomunicaciones SA	3,095	63,558
Empresas CMPC SA	34,271	124,355
Empresas Copec SA	13,738	189,801
Enersis SA	378,537	127,625
Inversiones Aguas Metropolitanas SA	14,885	27,259
Inversiones La Construccion SA	423	7,894
LATAM Airlines Group SA	7,658	168,911
Masisa SA	97,067	10,469
Parque Arauco SA	11,843	26,353
S.A.C.I. Falabella SA	13,585	135,497
SalfaCorp SA	10,202	20,358
Sociedad Matriz SAAM SAa	258,167	28,472
Socovesa SA	19,309	9,754
Sonda SA	11,805	35,119
Vina Concha y Toro SA	14,463	28,143

		1,975,756
CHINA — 18.11%
361 Degrees International Ltd.	25,000	6,613
Agile Property Holdings Ltd.	38,000	51,189
Agricultural Bank of China Ltd. Class H	604,000	264,979
Air China Ltd. Class H	62,000	41,520
Ajisen (China) Holdings Ltd.	13,000	11,406
Aluminum Corp. of China Ltd. Class Ha	122,000	51,948
Angang Steel Co. Ltd. Class Ha	24,000	15,112
Anhui Conch Cement Co. Ltd. Class H	36,000	119,844
Anhui Expressway Co. Ltd. Class H	16,000	8,155
Anta Sports Products Ltd.	31,000	22,640
Anton Oilfield Services Group	26,000	10,501
Anxin-China Holdings Ltd.	84,000	17,125
Asia Cement China Holdings Corp.	16,000	6,895
Asian Citrus Holdings Ltd.	31,000	14,560
AviChina Industry & Technology Co. Ltd. Class H	44,000	19,019
Bank of China Ltd. Class H	2,132,000	899,561
Bank of Communications Co. Ltd. Class H	201,000	147,313
BBMG Corp. Class H	34,500	29,202
Beijing Capital International Airport Co. Ltd. Class H	62,000	44,400
Beijing Capital Land Ltd. Class H	30,000	11,419
Beijing Enterprises Holdings Ltd.	14,000	90,232
Beijing Enterprises Water Group Ltd.	122,000	28,650
Beijing North Star Co. Ltd. Class H	38,000	9,365
Belle International Holdings Ltd.	135,000	283,585
Billion Industrial Holdings Ltd.	15,000	9,116
Biostime International Holdings Ltd.	3,000	9,077
Bosideng International Holdings Ltd.	88,000	26,797
Brilliance China Automotive Holdings Ltd.[a]	68,000	82,740
BYD Co. Ltd. Class Ha	15,500	39,760
BYD Electronic International Co. Ltd.	33,500	7,910
C C Land Holdings Ltd.	57,000	19,711
Chaowei Power Holdings Ltd.	13,000	6,559
China Agri-Industries Holdings Ltd.	54,000	30,588
China Aoyuan Property Group Ltd.	128,000	21,471
China BlueChemical Ltd. Class H	54,000	33,724
China CITIC Bank Corp. Ltd. Class H	224,000	115,612
China Coal Energy Co. Class H	121,000	122,092
China Communications Construction Co. Ltd. Class H	131,000	119,336
China Communications Services Corp. Ltd. Class H	68,000	38,255

Security	Shares	Value

China Construction Bank Corp. Class H	2,031,000	$1,556,653
China COSCO Holdings Co. Ltd. Class Ha	77,500	35,500
China Datang Corp. Renewable Power Co. Ltd. Class H	72,000	8,175
China Dongxiang (Group) Co. Ltd.	70,000	7,677
China Everbright International Ltd.	74,000	35,233
China Everbright Ltd.	28,000	40,392
China Foods Ltd.	26,000	26,268
China Gas Holdings Ltd.	88,000	63,587
China High Speed Transmission Equipment Group Co. Ltd.[a]	54,000	17,977
China Huiyuan Juice Group Ltd.[a]	23,000	8,161
China International Marine Containers (Group) Co. Ltd. Class B	13,300	16,646
China Life Insurance Co. Ltd. Class H	209,000	616,209
China Lilang Ltd.	13,000	7,062
China Longyuan Power Group Corp. Ltd. Class H	64,000	42,281
China Lumena New Materials Corp.	62,000	12,480
China Medical System Holdings Ltd.	21,000	14,307
China Mengniu Dairy Co. Ltd.	36,000	100,799
China Merchants Bank Co. Ltd. Class H	112,500	215,418
China Merchants Holdings (International) Co. Ltd.	30,000	90,967
China Metal Recycling Holdings Ltd.	13,200	13,915
China Minsheng Banking Corp. Ltd. Class H	150,000	147,096
China Mobile Ltd.	169,000	1,932,039
China Modern Dairy Holdings Ltd.[a]	42,000	10,513
China National Building Material Co. Ltd. Class H	78,000	101,852
China National Materials Co. Ltd. Class H	30,000	9,329
China Oil and Gas Group Ltd.[a]	140,000	20,774
China Oilfield Services Ltd. Class H	44,000	87,886
China Overseas Grand Oceans Group Ltd.	14,000	15,084
China Overseas Land & Investment Ltd.	120,000	355,353
China Pacific Insurance (Group) Co. Ltd. Class H	62,000	203,199
China Petroleum & Chemical Corp. Class H	474,000	502,743
China Pharmaceutical Group Ltd.[a]	42,000	11,706
China Power International Development Ltd.	50,000	13,226
China Power New Energy Development Co. Ltd.[a]	200,000	9,935
China Precious Metal Resources Holdings Co. Ltd.[a]	100,000	19,097
China Railway Construction Corp. Ltd. Class H	52,500	58,529
China Railway Group Ltd. Class H	108,000	62,849
China Rare Earth Holdings Ltd.	84,000	17,884
China Resources and Transportation Group Ltd.[a]	400,000	15,226
China Resources Cement Holdings Ltd.	58,000	36,446
China Resources Enterprise Ltd.	38,000	135,573
China Resources Gas Group Ltd.	20,000	43,148
China Resources Land Ltd.	62,000	165,599
China Resources Power Holdings Co. Ltd.	56,000	125,584
China Rongsheng Heavy Industries Group Holdings Ltd.	76,000	12,454
China SCE Property Holdings Ltd.	66,000	14,818
China Shanshui Cement Group Ltd.	54,000	36,859
China Shenhua Energy Co. Ltd. Class H	96,000	393,288
China Shineway Pharmaceutical Group Ltd.	8,000	12,036
China Shipping Container Lines Co. Ltd. Class Ha	114,000	30,155
China Shipping Development Co. Ltd. Class H	30,000	14,826
China Singyes Solar Technologies Holdings Ltd.	14,000	9,628
China South City Holdings Ltd.	52,000	8,052
China Southern Airlines Co. Ltd. Class H	38,000	16,965
China State Construction International Holdings Ltd.	56,000	70,740
China Suntien Green Energy Corp. Ltd. Class H	39,000	7,649
China Taiping Insurance Holdings Co. Ltd.[a]	26,000	43,210
China Telecom Corp. Ltd. Class H	390,000	212,360
China Travel International Investment Hong Kong Ltd.	68,000	13,249
China Unicom (Hong Kong) Ltd.	134,000	208,866
China Vanke Co. Ltd. Class B	35,100	54,348
China Water Affairs Group Ltd.	66,000	16,862
China Wireless Technologies Ltd.	48,000	14,369

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2012

Security	Shares	Value

China Yongda Automobiles Services Holdings Ltd.[a]	31,500	$30,484
China Yurun Food Group Ltd.[a]	43,000	26,466
China ZhengTong Auto Services Holdings Ltd.[a]	27,500	17,919
Chinasoft International Ltd.[a]	30,000	7,703
Chongqing Rural Commercial Bank Co. Ltd. Class H	71,000	32,614
CIMC Enric Holdings Ltd.	10,000	8,697
CITIC Pacific Ltd.	40,000	50,529
CITIC Resources Holdings Ltd.[a]	70,000	10,387
CITIC Securities Co. Ltd. Class H	26,500	49,854
CNOOC Ltd.	502,000	1,073,949
Comba Telecom Systems Holdings Ltd.	37,500	13,500
Cosco International Holdings Ltd.	26,000	10,668
COSCO Pacific Ltd.	46,000	64,934
Country Garden Holdings Co. Ltd.[a]	121,000	57,767
CPMC Holdings Ltd.	10,000	6,993
CSR Corp Ltd. Class H	51,000	43,103
Dah Chong Hong Holdings Ltd.	28,000	28,831
Daphne International Holdings Ltd.	28,000	36,851
Datang International Power Generation Co. Ltd. Class H	90,000	31,587
Dazhong Transportation Group Co. Ltd. Class B	14,500	6,844
DBA Telecommunications (Asia) Holdings Ltd.	20,000	12,103
Digital China Holdings Ltd.	25,000	41,806
Dongfang Electric Corp. Ltd. Class H	7,200	12,263
Dongfeng Motor Group Co. Ltd. Class H	74,000	104,077
Dongyue Group Ltd.	24,000	13,378
ENN Energy Holdings Ltd.	20,000	90,064
Evergrande Real Estate Group Ltd.	143,000	71,407
Fantasia Holdings Group Co. Ltd.	70,500	8,824
Far East Horizon Ltd.	43,000	30,128
First Tractor Co. Ltd. Class Ha	10,000	9,445
Fosun International Ltd.	63,500	37,608
Franshion Properties (China) Ltd.	104,000	36,098
Fufeng Group Ltd.	24,000	9,042
GCL-Poly Energy Holdings Ltd.	234,000	38,949
Geely Automobile Holdings Ltd.	110,000	51,948
Global Bio-Chem Technology Group Co. Ltd.	64,000	7,432
Glorious Property Holdings Ltd.[a]	61,000	10,311
Golden Eagle Retail Group Ltd.	19,000	44,913
Golden Meditech Holdings Ltd.	168,000	16,475
GOME Electrical Appliances Holdings Ltd.[a]	302,000	30,395
Great Wall Motor Co. Ltd. Class H	30,500	99,764
Greatview Aseptic Packaging Co. Ltd.	14,000	7,587
Greentown China Holdings Ltd.	21,000	32,949
Guangdong Investment Ltd.	68,000	55,277
Guangzhou Automobile Group Co. Ltd. Class H	66,000	53,736
Guangzhou R&F Properties Co. Ltd. Class H	27,600	47,080
Haier Electronics Group Co. Ltd.[a]	24,000	32,949
Haitian International Holdings Ltd.	12,000	14,539
Haitong Securities Co. Ltd. Class Ha	22,000	28,671
Hangzhou Steam Turbine Co. Ltd. Class B	7,200	8,194
Harbin Electric Co. Ltd. Class H	16,000	13,233
Hengan International Group Co. Ltd.	21,000	189,676
Hengdeli Holdings Ltd.	48,000	17,094
Hidili Industry International Development Ltd.	34,000	8,686
Honghua Group Ltd.	32,000	8,506
Hopson Development Holdings Ltd.[a]	18,000	27,917
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	36,000	10,498
Huabao International Holdings Ltd.	61,000	27,548
Huaneng Power International Inc. Class H	84,000	71,210
Hunan Nonferrous Metal Corp. Ltd. Class Ha	38,000	12,258
Industrial and Commercial Bank of China Ltd. Class H	1,841,000	1,242,370
Inner Mongolia Yitai Coal Co. Ltd. Class B	16,200	90,266
Interchina Holdings Co. Ltd.[a]	200,000	11,097

Security	Shares	Value

Intime Department Store Group Co. Ltd.	30,000	$34,297
Jiangsu Expressway Co. Ltd. Class H	36,000	32,191
Jiangsu Future Land Co. Ltd. Class B	15,000	9,735
Jiangxi Copper Co. Ltd. Class H	42,000	107,844
Jinchuan Group International Resources Co. Ltd.[a]	36,000	6,550
Ju Teng International Holdings Ltd.	20,000	8,129
Kai Yuan Holdings Ltd.[a]	540,000	14,214
Kaisa Group Holdings Ltd.[a]	42,000	11,706
Kingboard Chemical Holdings Co. Ltd.	18,000	53,419
Kingboard Laminates Holdings Ltd.	25,000	10,968
Kingdee International Software Group Co. Ltd.[a]	70,000	14,632
Kingsoft Corp. Ltd.	14,000	8,671
Kingway Brewery Holdings Ltd.	24,000	8,144
Kunlun Energy Co. Ltd.	94,000	191,395
KWG Property Holding Ltd.	53,000	38,228
Lao Feng Xiang Co. Ltd. Class B	4,200	6,863
Lee & Man Paper Manufacturing Ltd.	73,000	43,894
Lenovo Group Ltd.	180,000	169,547
Li Ning Co. Ltd.[a]	30,000	15,871
Lianhua Supermarket Holdings Co. Ltd. Class H	9,000	7,026
Lijun International Pharmaceutical (Holding) Co. Ltd.	50,000	13,871
Longfor Properties Co. Ltd.	36,500	69,985
Lonking Holdings Ltd.	49,000	11,191
Luthai Textile Co. Ltd. Class B	8,300	6,940
Magic Holdings International Ltd.	19,000	7,355
Maoye International Holdings Ltd.	37,000	7,161
Media Chinese International Ltd.	13,000	4,790
Microport Scientific Corp.	13,000	7,683
MIE Holdings Corp.	26,000	7,381
Minth Group Ltd.	28,000	30,276
MMG Ltd.[a]	72,000	28,057
New World Department Store China Ltd.	12,000	7,262
Nine Dragons Paper (Holdings) Ltd.	48,000	35,179
North Mining Shares Co. Ltd.[a]	170,000	10,748
NVC Lighting Holdings Ltd.	30,000	7,858
Parkson Retail Group Ltd.	44,000	31,737
PCD Stores (Group) Ltd.	92,000	10,328
PetroChina Co. Ltd. Class H	594,000	795,572
Phoenix Satellite Television Holdings Ltd.	22,000	6,870
PICC Property and Casualty Co. Ltd. Class H	76,000	97,770
Ping An Insurance (Group) Co. of China Ltd. Class H	53,500	404,872
Poly Property Group Co. Ltd.[a]	61,000	42,188
Ports Design Ltd.	17,500	12,577
Powerlong Real Estate Holdings Ltd.	43,000	8,822
Real Nutriceutical Group Ltd.	21,000	7,397
Renhe Commercial Holdings Co. Ltd.[a]	412,000	22,062
REXLot Holdings Ltd.	325,000	23,484
Road King Infrastructure Ltd.	14,000	10,206
Sany Heavy Equipment International Holdings Co. Ltd.	43,000	21,028
Semiconductor Manufacturing International Corp.[a]	700,000	33,871
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	44,000	45,476
Shanghai Electric Group Co. Ltd. Class H	82,000	32,271
Shanghai Industrial Holdings Ltd.	17,000	55,606
Shanghai Industrial Urban Development Group Ltd.[a]	46,000	10,506
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	50,000	8,710
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	6,800	6,562
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	18,300	34,286
Shenzhen Expressway Co. Ltd. Class H	22,000	8,232
Shenzhen International Holdings Ltd.	222,500	18,661
Shenzhen Investment Ltd.	58,000	19,533
Shenzhou International Group Holdings Ltd.	15,000	28,877
Shimao Property Holdings Ltd.	37,000	75,145
Shougang Concord International Enterprises Co. Ltd.[a]	176,000	9,424

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2012

Security	Shares	Value

Shougang Fushan Resources Group Ltd.	98,000	$36,544
Shui On Land Ltd.	93,000	46,920
Sihuan Pharmaceutical Holdings Group Ltd.	38,000	15,641
Sino Biopharmaceutical Ltd.	88,000	42,353
Sino Oil And Gas Holdings Ltd.[a]	390,000	9,360
Sino-Ocean Land Holdings Ltd.	82,000	62,002
Sinofert Holdings Ltd.	50,000	10,645
Sinopec Kantons Holdings Ltd.	12,000	8,361
Sinopec Shanghai Petrochemical Co. Ltd. Class H	48,000	13,997
Sinopharm Group Co. Ltd. Class H	21,600	67,029
Sinotrans Ltd. Class H	58,000	8,906
Sinotrans Shipping Ltd.	40,500	9,824
Skyworth Digital Holdings Ltd.	54,000	28,777
SOHO China Ltd.	67,500	50,951
Sun Art Retail Group Ltd.	60,500	93,365
Sunac China Holdings Ltd.	19,000	12,332
Sunny Optical Technology Group Co Ltd.	11,000	7,139
TCL Multimedia Technology Holdings Ltd.	12,000	6,596
Tech Pro Technology Development Ltd.[a]	38,000	14,023
Tencent Holdings Ltd.	28,600	934,384
Tiangong International Co. Ltd.	34,000	8,511
Tianjin Development Holdings Ltd.[a]	18,000	8,710
Tianjin Port Development Holdings Ltd.	74,000	9,357
Tianneng Power International Ltd.	16,000	10,013
Tibet 5100 Water Resources Holdings Ltd.	29,000	9,317
Tingyi (Cayman Islands) Holding Corp.	56,000	163,663
Tong Ren Tang Technologies Co. Ltd. Class H	5,000	10,774
Towngas China Co. Ltd.	14,000	11,706
Travelsky Technology Ltd. Class H	49,000	24,848
Tsingtao Brewery Co. Ltd. Class H	8,000	45,006
Uni-President China Holdings Ltd.	30,000	39,329
Vinda International Holdings Ltd.	11,000	15,329
VODone Ltd.	138,000	12,821
Want Want China Holdings Ltd.	174,000	254,151
Wasion Group Holdings Ltd.	18,000	8,501
Weichai Power Co. Ltd. Class H	14,000	52,658
Weiqiao Textile Co. Ltd. Class H	17,000	6,142
West China Cement Ltd.	54,000	9,615
Winsway Coking Coal Holding Ltd.	50,000	7,742
Wumart Stores Inc. Class H	17,000	35,404
Xingda International Holdings Ltd.	23,000	9,882
Xinhua Winshare Publishing and Media Co. Ltd. Class H	14,000	7,208
XTEP International Holdings Ltd.	18,000	7,153
Yanchang Petroleum International Ltd.[a]	230,000	14,690
Yanzhou Coal Mining Co. Ltd. Class H	60,000	91,819
Yingde Gases Group Co. Ltd.	31,500	31,256
Yuanda China Holdings Ltd.	76,000	8,237
Yuexiu Property Co. Ltd.	166,000	53,334
Yuexiu Real Estate Investment Trust	49,000	23,520
Yuexiu Transport Infrastructure Ltd.	18,000	8,013
Yuzhou Properties Co.	30,000	7,974
Zhaojin Mining Industry Co. Ltd. Class H	24,000	40,691
Zhejiang Expressway Co. Ltd. Class H	46,000	35,078
Zhejiang Southeast Electric Power Co. Ltd. Class B	17,000	9,758
Zhongsheng Group Holdings Ltd.	19,000	23,413
Zhuzhou CSR Times Electric Co. Ltd. Class H	13,000	39,419
Zijin Mining Group Co. Ltd. Class H	158,000	63,607
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	36,800	47,341
ZTE Corp. Class H	20,000	30,193

		21,213,009

Security	Shares	Value

COLOMBIA — 0.88%
Almacenes Exito SA	5,928	$117,624
Bancolombia SA	7,259	110,906
Bolsa de Valores de Colombia	1,462,864	23,544
Cementos Argos SA	10,045	50,493
Corporacion Financiera Colombiana SA	2,293	42,313
Ecopetrol SA	134,771	392,950
Grupo Argos SA	8,263	86,896
Grupo de Inversiones Suramericana SA	5,828	113,134
Interconexion Electrica SA ESP	11,378	59,576
Isagen SA ESP	25,777	36,371

		1,033,807
CZECH REPUBLIC — 0.28%
Central European Media Enterprises Ltd. AS Class Aa	1,030	4,772
CEZ AS	4,746	157,581
Komercni Banka AS	460	91,664
Pegas Nonwovens SA	364	8,713
Philip Morris CR AS	12	6,610
Telefonica O2 Czech Republic AS	2,771	49,355
Unipetrol ASa	1,385	12,120

		330,815
EGYPT — 0.34%
Citadel Capital SAE[a]	10,446	5,196
Commercial International Bank (Egypt) SAE	16,338	86,997
EFG-Hermes Holding Co. SAE[a]	14,333	23,619
Egyptian Kuwaiti Holding Co. SAE	33,229	34,890
ElSwedy Electric Co. SAE	1,735	6,314
ezzsteel	4,757	6,196
National Societe Generale Bank SAE	3,881	22,196
Orascom Construction Industries SAE	2,615	92,687
Orascom Telecom Holding SAE[a]	80,714	45,303
Palm Hills Developments SAE[a]	16,496	5,156
Pioneers Holding Co.[a]	7,685	4,565
Six of October Development & Investment Co.[a]	1,904	5,269
South Valley Cement Co.[a]	8,720	5,608
Talaat Moustafa Group Holding Company SAE[a]	34,569	21,949
Telecom Egypt Co. SAE	13,165	26,778

		392,723
HUNGARY — 0.23%
EGIS Pharmaceuticals PLC	109	8,470
Magyar Telekom Telecommunications PLC	17,283	31,415
MOL Hungarian Oil and Gas PLC	1,209	102,720
OTP Bank PLC	6,688	126,205

		268,810
INDONESIA — 2.89%
PT ABM Investama Tbk[a]	20,500	6,197
PT Adaro Energy Tbk	433,000	60,481
PT Agis Tbk[a]	209,000	12,636
PT Agung Podomoro Land Tbk[a]	191,500	7,286
PT AKR Corporindo Tbk	67,500	30,255
PT Alam Sutera Realty Tbk	201,000	12,781
PT Aneka Tambang (Persero) Tbk	85,500	11,051
PT Astra Agro Lestari Tbk	12,500	23,453
PT Astra International Tbk	576,500	435,673

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2012

Security	Shares	Value

PT Bakrieland Development Tbk[a]	2,350,000	$14,208
PT Bank Bukopin Tbk	111,000	7,174
PT Bank Central Asia Tbk	358,500	328,848
PT Bank Danamon Indonesia Tbk	93,500	52,629
PT Bank Mandiri (Persero) Tbk	270,500	232,618
PT Bank Negara Indonesia (Persero) Tbk	211,500	81,571
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	70,000	7,661
PT Bank Rakyat Indonesia (Persero) Tbk	323,500	237,731
PT Bank Tabungan Negara (Persero) Tbk	77,876	13,069
PT Benakat Petroleum Energy Tbk[a]	371,000	8,701
PT Bhakti Investama Tbk	664,500	38,096
PT Bukit Asam (Persero) Tbk	25,000	36,483
PT Bumi Resources Tbk	471,500	28,997
PT BW Plantation Tbk	46,000	6,665
PT Charoen Pokphand Indonesia Tbk	203,500	72,652
PT Ciputra Development Tbk	461,500	37,522
PT Ciputra Property Tbk	101,500	6,031
PT Citra Marga Nusaphala Persada Tbk	37,000	8,099
PT Energi Mega Persada Tbk[a]	772,500	6,039
PT Erajaya Swasembada Tbk[a]	30,500	9,140
PT Gajah Tunggal Tbk	35,000	8,026
PT Garuda Indonesia (Persero) Tbk[a]	144,500	10,393
PT Global Mediacom Tbk	50,066	12,525
PT Gudang Garam Tbk	13,500	74,371
PT Holcim Indonesia Tbk	30,500	11,366
PT Indika Energy Tbk	42,500	5,715
PT Indo Tambangraya Megah Tbk	12,000	49,096
PT Indocement Tunggal Prakarsa Tbk	39,500	95,729
PT Indofood Sukses Makmur Tbk	125,000	76,223
PT Indosat Tbk	42,000	24,298
PT Japfa Comfeed Indonesia Tbk	20,000	11,153
PT Jasa Marga (Persero) Tbk	65,000	38,620
PT Kalbe Farma Tbk	624,500	67,049
PT Kawasan Industri Jababeka Tbk[a]	705,000	14,624
PT Krakatau Steel (Persero) Tbk	95,000	6,536
PT Lippo Karawaci Tbk	547,500	61,065
PT Medco Energi Internasional Tbk	41,000	6,282
PT Media Nusantara Citra Tbk	20,500	5,716
PT Mitra Adiperkasa Tbk	14,500	10,731
PT MNC Sky Vision Tbk[a]	13,387	3,768
PT Pakuwon Jati Tbk	249,000	5,970
PT Panin Financial Tbk[a]	524,500	7,435
PT Perusahaan Gas Negara (Persero) Tbk	316,500	149,285
PT Ramayana Lestari Sentosa Tbk	64,000	8,539
PT Semen Gresik (Persero) Tbk	88,000	135,759
PT Sentul City Tbk[a]	789,500	15,636
PT Summarecon Agung Tbk	172,500	34,523
PT Surya Semesta Internusa Tbk	66,837	7,803
PT Telekomunikasi Indonesia (Persero) Tbk	285,000	267,368
PT Timah (Persero) Tbk	174,500	23,828
PT Tower Bersama Infrastructure Tbk [a]	53,000	33,147
PT Trada Maritime Tbk[a]	106,500	11,323
PT Unilever Indonesia Tbk	45,500	124,973
PT United Tractors Tbk	46,500	82,642
PT Vale Indonesia Tbk	58,424	12,637
PT Wijaya Karya (Persero) Tbk	49,500	8,410
PT XL Axiata Tbk	61,500	33,015

		3,389,326
MALAYSIA — 3.72%
Aeon Credit Service M Bhd	1,900	7,626
Affin Holdings Bhd	8,400	9,478

Security	Shares	Value

AirAsia Bhd	37,300	$34,972
Alliance Financial Group Bhd	36,700	49,501
AMMB Holdings Bhd	52,900	111,030
Axiata Group Bhd	73,000	142,170
Berjaya Corp. Bhd	61,100	11,055
Berjaya Sports Toto Bhd	25,100	37,158
BIMB Holdings Bhd	6,900	6,674
British American Tobacco (Malaysia) Bhd	3,100	54,254
Bumi Armada Bhd[a]	43,300	52,705
Bursa Malaysia Bhd	16,900	34,470
CapitaMalls Malaysia Trust Bhd	17,500	9,845
Carlsberg Brewery Malaysia Bhd	2,700	11,156
CIMB Group Holdings Bhd	130,900	321,679
Dialog Group Bhd	43,700	35,078
DiGi.Com Bhd	86,200	136,967
DRB-Hicom Bhd	14,900	11,764
Eastern & Oriental Bhd	13,200	6,905
Felda Global Ventures Holdings Bhd	37,900	56,730
Gamuda Bhd	43,300	51,993
Genting Bhd	62,100	183,864
Genting Malaysia Bhd	94,100	105,871
Genting Plantations Bhd	4,700	13,251
HAP Seng Consolidated Bhd	14,300	7,715
Hartalega Holdings Bhd	4,700	7,422
Hong Leong Bank Bhd	19,300	93,079
Hong Leong Financial Group Bhd	8,400	35,261
IGB Corp. Bhd	16,500	12,810
IHH Healthcare Bhd[a]	57,400	65,713
IJM Corp. Bhd	30,600	49,830
IJM Land Bhd	10,400	7,185
IJM Plantations Bhd	6,600	6,318
IOI Corp. Bhd	98,900	161,376
KFC Holdings Malaysia Bhd[a]	5,500	7,165
KLCC Property Holdings Bhd	6,600	12,485
KPJ Healthcare Bhd	19,200	37,266
Kuala Lumpur Kepong Bhd	13,100	88,949
Lafarge Malayan Cement Bhd	10,400	32,742
Mah Sing Group Bhd	10,000	7,566
Malayan Banking Bhd	118,000	351,312
Malaysia Airports Holdings Bhd	19,000	33,190
Malaysia Building Society Bhd	9,100	6,826
Malaysia Marine and Heavy Engineering Holdings Bhd	10,100	14,653
Malaysian Airline System Bhd[a]	25,700	7,313
Malaysian Resources Corp. Bhd	59,500	31,710
Maxis Communications Bhd	65,500	138,552
Media Prima Bhd	46,300	34,576
MISC Bhd[a]	33,600	44,435
MMC Corp. Bhd	18,100	16,017
MSM Malaysia Holdings Bhd	4,200	6,895
Multi - Purpose Holdings Bhd	22,900	28,100
OSK Holdings Bhd	14,900	7,058
Parkson Holdings Bhd	20,700	30,848
Pavilion Real Estate Investment Trust Bhd	15,500	7,088
Petronas Chemicals Group Bhd	85,300	166,966
Petronas Dagangan Bhd	6,300	47,917
Petronas Gas Bhd	17,000	102,903
POS Malaysia Bhd	6,900	7,218
PPB Group Bhd	14,100	55,662
Public Bank Bhd Foreign	31,400	160,525
QL Resources Bhd	8,700	8,844
QSR Brands Bhd[a]	3,200	7,064
RHB Capital Bhd	20,100	49,593
Sapurakencana Petroleum Bhd[a]	70,300	65,449

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2012

Security	Shares	Value

Sarawak Oil Palms Bhd	3,500	$6,782
Sime Darby Bhd	80,800	238,433
SP Setia Bhd	1	1
Sunway Bhd[a]	11,300	8,550
Sunway Real Estate Investment Trust Bhd	31,100	14,937
Supermax Corp. Bhd	10,500	6,839
Ta Ann Holdings Bhd	5,600	6,816
TA Enterprise Bhd	67,400	10,976
TAN Chong Motor Holdings Bhd	5,300	8,003
Telekom Malaysia Bhd	26,900	48,406
Tenaga Nasional Bhd	83,100	189,724
TIME dotCom Bhd	7,000	7,945
Top Glove Corp. Bhd	7,500	13,916
Tradewinds Malaysia Bhd	3,200	7,158
TSH Resources Bhd	9,200	6,356
UEM Land Holdings Bhd[a]	46,800	32,486
UMW Holdings Bhd	14,300	49,960
UOA Development Bhd	12,900	7,427
WCT Bhd	14,600	13,208
YTL Corp. Bhd	128,500	74,824
YTL Power International Bhd	76,200	39,607

		4,352,146
MEXICO — 4.84%
Alfa SAB de CV Series A	83,200	172,622
Alpek SAB de CV	9,900	26,876
Alsea SAB de CVa	7,800	13,642
America Movil SAB de CV Series L	1,087,100	1,285,488
Arca Continental SAB de CV	9,600	69,969
Axtel SAB de CV CPO[a]	26,100	5,110
Bolsa Mexicana de Valores SAB de CV	4,900	10,819
Cemex SAB de CV CPO[a]	299,800	267,276
Coca-Cola FEMSA SAB de CV Series L	12,100	174,179
Compartamos SAB de CV	32,200	48,891
Consorcio ARA SAB de CVa	25,300	7,518
Controladora Comercial Mexicana SAB de CV BC Units	9,300	29,112
Corporacion Geo SAB de CV Series Ba	17,200	20,033
Desarrolladora Homex SAB de CVa	10,300	22,606
El Puerto de Liverpool SA de CV Series C1	4,600	43,484
Empresas ICA SAB de CVa	20,300	46,014
Fomento Economico Mexicano SAB de CV BD Units	54,900	538,130
Genomma Lab Internacional SAB de CV Series Ba	22,100	43,988
Gruma SAB de CV Series Ba	3,800	10,740
Grupo Aeromexico SAB de CVa	4,700	7,267
Grupo Aeroportuario del Centro Norte SAB de CV	3,900	9,894
Grupo Aeroportuario del Pacifico SAB de CV Series B	9,200	47,197
Grupo Aeroportuario del Sureste SAB de CV Series B	5,700	58,655
Grupo Bimbo SAB de CV Series A	48,200	113,769
Grupo Carso SAB de CV Series A1	14,800	60,451
Grupo Famsa SAB de CV Series Aa	5,200	5,843
Grupo Financiero Banorte SAB de CV Series O	52,600	301,715
Grupo Financiero Inbursa SAB de CV Series O	55,000	152,590
Grupo Financiero Santander Mexico SAB de CV Series B	42,400	124,622
Grupo Herdez SAB de CV	3,600	10,041
Grupo Mexico SAB de CV Series B	107,200	349,097
Grupo Modelo SAB de CV Series C	17,200	154,232
Grupo Simec SAB de CV Series Ba	5,000	21,344
Grupo Televisa SAB de CV CPO	73,300	347,444
Industrias CH SAB de CV Series Ba	5,500	34,957
Industrias Penoles SAB de CV	3,885	194,261
Kimberly-Clark de Mexico SAB de CV Series A	45,100	109,383
Mexichem SAB de CV	29,400	151,666

Security	Shares	Value

Minera Frisco SAB de CV Series A1[a]	18,900	$75,692
TV Azteca SAB de CV CPO	49,000	30,564
Urbi Desarrollos Urbanos SAB de CVa	13,100	7,573
Wal-Mart de Mexico SAB de CV Series V	148,800	467,179

		5,671,933
MOROCCO — 0.09%
Attijariwafa Bank	870	33,584
Douja Promotion Groupe Addoha SA	4,162	31,616
Managem	42	7,949
Maroc Telecom SA	2,021	26,478

		99,627
PERU — 0.56%
Compania de Minas Buenaventura SA SP ADR	5,593	183,283
Credicorp Ltd.	2,021	282,738
Southern Copper Corp.	5,202	188,832

		654,853
PHILIPPINES — 1.03%
Aboitiz Equity Ventures Inc.	52,600	63,418
Aboitiz Power Corp.	51,900	44,995
Alliance Global Group Inc.	114,100	45,484
Atlas Consolidated Mining & Development Corp.[a]	21,000	8,895
Ayala Corp.	4,570	53,781
Ayala Land Inc.	141,800	83,228
Bank of the Philippine Islands	20,000	43,531
BDO Unibank Inc.[a]	39,700	69,371
Belle Corp.[a]	85,200	10,606
Cebu Air Inc.	10,620	16,362
DMCI Holdings Inc.	23,000	30,824
East West Banking Corp.[a]	9,600	6,315
Energy Development Corp.	233,900	40,385
Filinvest Land Inc.	465,000	17,172
First Gen Corp.[a]	23,300	13,106
First Philippine Holdings Corp.	5,030	11,317
Globe Telecom Inc.	995	27,375
GT Capital Holdings Inc.	860	12,535
International Container Terminal Services Inc.	23,200	40,284
Jollibee Foods Corp.	12,540	32,048
Lopez Holdings Corp.	112,000	17,119
Manila Water Co. Inc.	14,700	11,774
Megaworld Corp.	190,000	11,663
Metropolitan Bank & Trust Co.	5,060	12,350
Nickel Asia Corp.	16,800	6,557
Philex Petroleum Corp.[a]	11,000	7,263
Philippine Long Distance Telephone Co.	1,425	90,121
Philippine National Bank[a]	5,048	10,926
Puregold Price Club Inc.	16,900	13,308
Rizal Commercial Banking Corp.	6,300	8,536
Robinsons Land Corp.	30,100	13,986
San Miguel Corp.	14,150	37,720
Security Bank Corp.	2,300	9,219
SM Development Corp.	47,000	6,655
SM Investments Corp.	6,720	144,129
SM Prime Holdings Inc.	186,600	71,008
Universal Robina Corp.	23,600	44,441
Vista Land & Lifescapes Inc.	113,600	13,891

		1,201,698

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2012

Security	Shares	Value

POLAND — 1.47%
Asseco Poland SA	2,436	$33,462
Bank Handlowy w Warszawie SA	1,076	33,352
Bank Millennium SAa	10,026	13,604
Bank Pekao SA	3,330	166,097
BRE Bank SAa	431	43,078
Budimex SA	379	7,642
Ciech SAa	1,057	7,489
Cyfrowy Polsat SAa	6,930	33,207
ENEA SA	2,329	11,492
Eurocash SA	2,217	30,783
Getin Holding SAa	9,866	8,113
Getin Noble Bank SAa	49,009	25,422
Globe Trade Centre SAa	5,316	14,443
Grupa Lotos SAa	2,898	34,602
Jastrzebska Spolka Weglowa SA	1,133	31,338
Kernel Holding SAa	1,602	34,455
KGHM Polska Miedz SA	3,891	219,924
Lubelski Wegiel Bogdanka SA	1,065	43,285
Netia SAa	5,640	8,545
Polska Grupa Energetyczna SA	20,854	120,969
Polski Koncern Naftowy Orlen SAa	9,456	136,682
Polskie Gornictwo Naftowe i Gazownictwo SAa	47,085	65,527
Powszechna Kasa Oszczednosci Bank Polski SA	21,212	233,479
Powszechny Zaklad Ubezpieczen SA	1,509	188,383
Synthos SA	16,296	29,379
Tauron Polska Energia SA	30,703	42,049
Telekomunikacja Polska SA	19,406	72,428
TVN SA	3,768	9,522
Warsaw Stock Exchange SA	792	9,226
Zaklady Azotowe Pulawy SA	181	7,723
Zaklady Azotowe w Tarnowie- Moscicach SAa	627	9,946

		1,725,646
RUSSIA — 5.02%
Aeroflot - Russian Airlines OJSC	8,042	11,150
Federal Grid Co. of Unified Energy System OJSC[a]	8,440,000	56,924
Gazprom OAO	299,530	1,343,604
IDGC Holding JSC[a]	522,000	33,890
INTER RAO UES OJSC[a]	39,000,000	31,636
LSR Group OJSC SP GDR[b]	6,916	29,047
LUKOIL OAO	14,357	900,698
Magnit OJSC SP GDR[b]	7,411	261,460
Mechel OAO SP ADR	5,738	35,002
MMC Norilsk Nickel OJSC	1,339	208,384
Mobile TeleSystems OJSC SP ADR	14,722	256,604
NovaTek OAO SP GDR[b]	2,596	284,781
Novolipetsk Steel OJSC SP GDR[b]	1,926	38,250
OGK-2 OJSC	612,000	6,988
PIK Group[a]	4,800	10,124
Rosneft Oil Co. OJSC	36,040	284,321
Rostelecom OJSC	33,570	118,301
RusHydro OJSC	3,494,000	83,129
Sberbank of Russia	303,530	897,519
Severstal OAO	4,770	54,314
Sistema JSFC SP GDR[b]	3,206	60,658
Sollers OJSC[a]	434	9,378
Surgutneftegas OJSC	207,400	174,964
Tatneft OAO, Class S	39,450	248,897
TMK OAO SP GDR[a,b]	2,316	35,643
Uralkali OJSC	37,500	279,245

Security	Shares	Value

VTB Bank OJSC	72,260,000	$121,385

		5,876,296
SOUTH AFRICA — 7.46%
Absa Group Ltd.	8,870	141,590
Acucap Properties Ltd.	7,336	38,159
Adcock Ingram Holdings Ltd.	5,868	35,346
Adcorp Holdings Ltd.	3,272	10,831
Advtech Ltd.	14,515	9,642
Aeci Ltd.	5,165	45,359
African Bank Investments Ltd.	20,406	72,830
African Oxygen Ltd.	3,503	8,125
African Rainbow Minerals Ltd.	3,072	61,634
Anglo American Platinum Ltd.	1,898	83,607
AngloGold Ashanti Ltd.	10,812	338,509
ArcelorMittal South Africa Ltd.[a]	3,811	13,301
Aspen Pharmacare Holdings Ltd.	8,228	144,950
Assore Ltd.	946	40,633
Astral Foods Ltd.	1,088	12,985
Aveng Ltd.	13,048	39,532
AVI Ltd.	7,242	47,112
Barloworld Ltd.	6,395	52,409
Bidvest Group Ltd.	8,524	201,356
Blue Label Telecoms Ltd.	11,876	9,961
Brait SEa	11,276	44,815
Capital Property Fund	43,240	53,454
Cashbuild Ltd.	1,258	20,962
Cipla Medpro South Africa Ltd.	10,418	10,252
City Lodge Hotels Ltd.	823	8,747
Clicks Group Ltd.	7,257	51,474
Clover Industries Ltd.	5,661	9,860
Coronation Fund Managers Ltd.	10,251	43,292
DataTec Ltd.	6,607	41,434
Discovery Holdings Ltd.	7,100	44,613
DRDGOLD Ltd.	11,163	8,408
Emira Property Fund	8,739	13,853
EOH Holdings Ltd.	5,483	22,718
Exxaro Resources Ltd.	3,255	56,602
Famous Brands Ltd.	875	7,093
FirstRand Ltd.	83,374	272,691
Foschini Group Ltd. (The)	5,328	76,784
Fountainhead Property Trust	48,698	45,672
Gold Fields Ltd.	20,387	252,970
Grindrod Ltd.	8,026	13,970
Group Five Ltd.	3,454	9,722
Growthpoint Properties Ltd.	53,320	147,079
Harmony Gold Mining Co. Ltd.	10,256	80,760
Hudaco Industries Ltd.	944	11,904
Hyprop Investments Ltd. Units	2,224	18,029
Illovo Sugar Ltd.	4,720	15,544
Impala Platinum Holdings Ltd.	15,229	248,018
Imperial Holdings Ltd.	5,071	107,673
Investec Ltd.	7,262	44,683
JD Group Ltd.	2,370	12,613
JSE Ltd.	1,838	14,775
Kumba Iron Ore Ltd.	2,247	137,625
Lewis Group Ltd.	1,710	13,132
Liberty Holdings Ltd.	3,132	37,290
Life Healthcare Group Holdings Ltd.	24,687	88,943
Massmart Holdings Ltd.	3,222	66,831
Metair Investments Ltd.	2,012	6,728
MMI Holdings Ltd.	23,332	54,824

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2012

Security	Shares	Value

Mondi Ltd.	3,781	$38,738
Mpact Ltd.	5,214	11,036
Mr. Price Group Ltd.	6,915	103,547
MTN Group Ltd.	47,176	869,117
Murray & Roberts Holdings Ltd.[a]	14,710	35,525
Nampak Ltd.	16,470	57,206
Naspers Ltd. Class N	11,013	680,726
Nedbank Group Ltd.	5,648	114,036
Netcare Ltd.	27,109	53,993
Northam Platinum Ltd.	7,173	28,266
Omnia Holdings Ltd.	954	14,152
Pick n Pay Holdings Ltd.	5,583	11,503
Pick n Pay Stores Ltd.	6,823	31,027
Pinnacle Technology Holdings Ltd.	3,493	6,863
PPC Ltd.	14,574	48,012
Redefine Properties Ltd.	77,823	83,765
Remgro Ltd.	11,319	190,636
Resilient Property Income Fund Ltd.	8,821	49,260
Reunert Ltd.	5,375	44,449
RMB Holdings Ltd.	18,655	82,291
RMI Holdings Ltd.	16,810	41,524
Royal Bafokeng Platinum Ltd.[a]	1,261	8,093
SA Corporate Real Estate Fund Nominees Pty Ltd.	26,606	11,293
Sanlam Ltd.	47,124	217,000
Santam Ltd.	694	13,428
Sappi Ltd.[a]	16,879	54,959
Sasol Ltd.	15,258	643,602
Shoprite Holdings Ltd.	11,652	251,881
SPAR Group Ltd. (The)	4,503	63,247
Standard Bank Group Ltd.	32,618	386,154
Steinhoff International Holdings Ltd.[a]	36,381	112,192
Sun International Ltd.	3,832	39,628
Super Group Ltd.[a]	5,938	10,329
Sycom Property Fund	3,009	9,147
Telkom South Africa Ltd.[a]	5,754	10,009
Tiger Brands Ltd.	4,789	161,486
Tongaat Hulett Ltd.	2,975	42,539
Truworths International Ltd.	12,437	133,305
Vodacom Group Ltd.	9,962	133,471
Vukile Property Fund Ltd.	5,396	11,008
Wilson Bayly Holmes-Ovcon Ltd.	1,877	30,220
Woolworths Holdings Ltd.	21,208	169,270
Zeder Investments Ltd.	29,952	10,117

		8,741,758
SOUTH KOREA — 14.86%
3S Korea Co. Ltd.[a]	1,743	11,895
Able C&C Co. Ltd.	287	22,582
Agabang & Co.	778	7,903
Ahnlab Inc.	123	5,214
AmorePacific Corp.	95	107,559
AmorePacific Group	79	35,347
Asia Cement Co. Ltd.	149	8,394
Asiana Airlines Inc.[a]	2,330	12,975
ATLASBX Co. Ltd.	216	6,263
Binggrae Co. Ltd.	242	27,042
Bioland Ltd.	427	5,718
BS Financial Group Inc.	4,540	50,731
Bukwang Pharmaceutical Co. Ltd.	480	6,339
Busan City Gas Co. Ltd.	990	20,114
Capro Corp.	560	5,766
Celltrion Inc.	2,877	69,079

Security	Shares	Value

Chabio & Diostech Co. Ltd.[a]	1,856	$15,426
Cheil Industries Inc.	952	84,136
Cheil Worldwide Inc.	2,560	50,001
Chong Kun Dang Pharm Corp.	250	8,242
CJ CGV Co. Ltd.	360	10,838
CJ CheilJedang Corp.	221	68,677
CJ Corp.	451	44,773
CJ E&M Corp.[a]	411	10,684
CJ Freshway Corp.	195	6,618
CJ O Shopping Co. Ltd.	126	31,033
CNK International Co. Ltd.[a]	1,081	6,870
Com2uS Corp.[a]	113	6,126
Cosmax Inc.	220	9,539
CUROCOM Co. Ltd.[a]	2,898	7,534
Dae Won Kang Up Co. Ltd.	1,080	8,877
Daeduck Electronics Co.	840	8,611
Daeduck GDS Co. Ltd.	600	9,974
Daekyo Co. Ltd.	1,100	6,166
Daelim Industrial Co. Ltd.	726	52,899
Daesang Corp.	440	11,581
Daewoo Engineering & Construction Co. Ltd.[a]	3,450	30,267
Daewoo International Corp.	1,330	49,068
Daewoo Securities Co. Ltd.	4,760	47,035
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,680	60,141
Daewoong Pharmaceutical Co. Ltd.	180	7,696
Daishin Securities Co. Ltd.	1,080	8,827
Daou Technology Inc.	550	7,568
Daum Communications Corp.	407	31,910
Dong-A Pharmaceutical Co. Ltd.	274	27,201
Dongbu Insurance Co. Ltd.	1,204	51,702
Dongbu Steel Co. Ltd.[a]	5,580	17,005
Dongkuk Steel Mill Co. Ltd.	2,070	23,991
Dongsuh Co. Inc.	612	10,117
Dongwon Industries Co. Ltd.	29	8,356
Dongyang Mechatronics Corp.	1,580	14,299
Doosan Corp.	254	29,673
Doosan Engine Co. Ltd.[a]	820	6,149
Doosan Heavy Industries & Construction Co. Ltd.	1,409	52,894
Doosan Infracore Co. Ltd.[a]	3,120	46,821
Duksan Hi-Metal Co. Ltd.[a]	371	6,818
DuzonBIzon Co. Ltd.[a]	640	5,999
E-Mart Co. Ltd.	610	122,806
E1 Corp.	129	8,696
EG Corp.	193	8,716
EO Technics Co. Ltd.	245	6,245
Eugene Investment & Securities Co. Ltd.[a]	9,160	21,190
Fila Korea Ltd.	448	24,989
Foosung Co. Ltd.[a]	1,230	5,736
Gamevil Inc.[a]	123	13,881
GemVax & Kael Co. Ltd.[a]	747	25,214
Genic Co. Ltd.[a]	129	6,028
Global & Yuasa Battery Co. Ltd.	160	6,974
Golfzon Co. Ltd.	137	8,097
Grand Korea Leisure Co. Ltd.	970	27,724
Green Cross Corp.	217	29,258
Green Cross Holdings Corp.	530	7,586
GS Engineering & Construction Corp.	1,044	51,484
GS Global Corp.	550	5,917
GS Holdings Corp.	1,401	92,248
GS Home Shopping Inc.	60	8,201
Gwangju Shinsegae Co. Ltd.	32	6,206
Haansoft Inc.	438	7,786
Halla Climate Control Corp.	1,260	28,334

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2012

Security	Shares	Value

Halla Engineering & Construction Corp.	1,720	$12,691
Hana Tour Service Inc.	192	11,259
Hanall Biopharma Co. Ltd.[a]	1,010	8,152
Handsome Co. Ltd.	310	8,574
Hanil Cement Co. Ltd.	170	6,939
Hanil E-Wha Co. Ltd.	860	5,901
Hanjin Heavy Industries & Construction Co. Ltd.[a]	1,490	17,269
Hanjin Shipping Co. Ltd.[a]	2,770	26,988
Hanjin Transportation Co. Ltd.	780	14,442
Hankook Shell Oil Co. Ltd.	34	7,991
Hankook Tire Co. Ltd.[a]	2,050	86,801
Hankook Tire Worldwide Co. Ltd.	1,540	21,190
Hanmi Pharm Co. Ltd.[a]	110	12,546
Hansae Co. Ltd.	510	7,748
Hansol Chemical Co. Ltd.	350	8,048
Hansol Paper Co.	1,930	17,093
Hanssem Co. Ltd.	440	6,664
Hanwha Chemical Corp.	2,580	39,789
Hanwha Corp.	1,470	43,237
Hanwha General Insurance Co. Ltd.[a]	1,070	6,097
Hanwha Investment & Securities Co. Ltd.	5,150	17,645
Hanwha Life Insurance Co. Ltd.	5,140	35,695
HMC Investment Securities Co. Ltd.	580	6,695
Honam Petrochemical Corp.	391	77,453
Hotel Shilla Co. Ltd.	988	44,069
Huchems Fine Chemical Corp.	520	12,197
Huvis Corp.[a]	620	6,957
Hwa Shin Co. Ltd.	760	7,124
Hy-Lok Corp.	358	6,744
Hyosung Corp.	760	47,586
Hyundai Corp.	380	7,212
Hyundai Department Store Co. Ltd.	525	72,967
Hyundai Development Co.	1,830	34,983
Hyundai Engineering & Construction Co. Ltd.	2,087	131,058
Hyundai Glovis Co. Ltd.	356	77,588
Hyundai Greenfood Co. Ltd.	1,490	24,630
Hyundai Heavy Industries Co. Ltd.	1,217	237,140
Hyundai Home Shopping Network Corp.	64	7,181
Hyundai Hysco Co. Ltd.	990	41,233
Hyundai Marine & Fire Insurance Co. Ltd.	2,070	63,944
Hyundai Merchant Marine Co. Ltd.[a]	1,730	36,266
Hyundai Mipo Dockyard Co. Ltd.	346	36,107
Hyundai Mobis Co. Ltd.	1,942	512,020
Hyundai Motor Co.	4,399	916,077
Hyundai Securities Co. Ltd.	4,160	31,348
Hyundai Steel Co.	1,560	115,684
Hyundai Wia Corp.	420	70,591
Iljin Display Co. Ltd.	400	8,034
Ilyang Pharmaceutical Co. Ltd.[a]	310	6,899
iMarketKorea Inc.	350	8,808
Industrial Bank of Korea	5,810	61,703
Interflex Co. Ltd.	148	8,884
Interpark Corp.[a]	1,005	6,868
ISU Chemical Co. Ltd.	820	14,199
JCEntertainment Corp.	246	4,066
Jeonbuk Bank	6,260	24,165
Jusung Engineering Co. Ltd.[a]	1,212	5,160
Kangwon Land Inc.	2,710	77,457
KB Financial Group Inc.	10,460	344,368
KCC Corp.	130	34,335
KEPCO Plant Service & Engineering Co. Ltd.	441	24,273
Kia Motors Corp.	7,573	432,903
KISWIRE Ltd.	240	6,649

Security	Shares	Value

KIWOOM Securities Co. Ltd.	638	$36,942
Koh Young Technology Inc.	292	7,389
Kolao Holdings	350	6,351
Kolon Industries Inc.	560	30,512
Komipharm International Co. Ltd.[a]	839	6,942
Korea Aerospace Industries Ltd.	1,090	27,782
Korea District Heating Corp.	108	8,109
Korea Electric Power Corp.[a]	7,600	187,394
Korea Exchange Bank[a]	8,260	55,608
Korea Gas Corp.	640	46,337
Korea Investment Holdings Co. Ltd.	1,380	50,148
Korea Kolmar Co. Ltd.[a]	370	10,439
Korea Zinc Co. Ltd.	245	98,760
Korean Air Lines Co. Ltd.[a]	1,100	45,662
Korean Reinsurance Co.	2,760	26,508
KP Chemical Corp.	1,100	11,225
KT Corp.	970	33,771
KT Skylife Co. Ltd.[a]	400	11,451
KT&G Corp.	3,130	247,718
Kukdo Chemical Co. Ltd.	180	6,957
Kumho Petro Chemical Co. Ltd.	392	40,545
Kumho Tire Co. Inc.[a]	2,420	30,059
Kwang Dong Pharmaceutical Co. Ltd.	1,710	8,780
LG Chem Ltd.	1,341	386,380
LG Corp.	2,802	168,195
LG Display Co. Ltd.[a]	6,710	214,403
LG Electronics Inc.	3,062	215,755
LG Fashion Corp.	420	11,675
LG Hausys Ltd.	169	13,235
LG Household & Health Care Ltd.	280	167,041
LG Innotek Co. Ltd.[a]	400	31,583
LG International Corp.	950	39,698
LG Life Sciences Ltd.[a]	280	11,739
LG Uplus Corp.	6,630	45,737
LIG Insurance Co. Ltd.	1,570	35,667
Lock & Lock Co. Ltd.	430	9,689
Lotte Chilsung Beverage Co. Ltd.	22	28,850
Lotte Confectionery Co. Ltd.	24	32,492
Lotte Midopa Co. Ltd.	630	7,709
Lotte Samkang Co. Ltd.	16	9,782
Lotte Shopping Co. Ltd.	280	92,700
LS Corp.	573	50,006
LS Industrial Systems Co. Ltd.	524	35,325
Lumens Co. Ltd.[a]	1,079	7,593
Maeil Dairy Industry Co. Ltd.	234	7,326
Mando Corp.	395	44,685
Medipost Co. Ltd.[a]	225	16,581
Medy-Tox Inc.	163	12,404
MegaStudy Co. Ltd.	117	8,320
Melfas Inc.	555	13,633
Meritz Fire & Marine Insurance Co. Ltd.	1,910	23,107
Meritz Securities Co. Ltd.	9,470	10,932
Mirae Asset Securities Co. Ltd.	920	25,743
Modetour Network Inc.	293	7,698
Muhak Co. Ltd.	570	6,843
Namhae Chemical Corp.	770	5,418
Namyang Dairy Products Co. Ltd.	12	10,428
NCsoft Corp.	420	62,640
Neowiz Games Corp.[a]	296	6,410
NEPES Corp.	492	6,179
Nexen Corp.	90	6,458
Nexen Tire Corp.	690	10,833
NH Investment & Securities Co. Ltd.	3,250	14,962

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2012

Security	Shares	Value

NHN Corp.	1,166	$271,351
NICE Holdings Co. Ltd.	364	20,169
Nong Shim Holdings Co. Ltd.	171	9,601
NongShim Co. Ltd.	113	26,558
OCI Co. Ltd.	486	67,771
OCI Materials Co. Ltd.	199	6,202
ORION Corp.	108	112,004
Osstem Implant Co. Ltd.[a]	257	7,049
Ottogi Corp.	32	6,501
Paradise Co. Ltd.	1,297	22,458
Partron Co. Ltd.	651	11,423
Pharmicell Co. Ltd.[a]	1,280	6,040
Poongsan Corp.	910	28,405
POSCO	1,806	539,540
POSCO Chemtech Co. Ltd.	54	6,782
Posco ICT Co. Ltd.	1,129	7,361
Pyeong Hwa Automotive Co. Ltd.	421	6,590
RNL BIO Co. Ltd.[a]	3,600	11,387
S&T Dynamics Co. Ltd.	1,500	16,207
S-Oil Corp.	1,310	118,437
S1 Corp.	627	39,721
Samchully Co. Ltd.	100	12,329
SamkwangGlass Co. Ltd.	140	9,037
Samsung C&T Corp.	3,706	203,294
Samsung Card Co. Ltd.	1,270	42,632
Samsung Electro-Mechanics Co. Ltd.	1,838	179,073
Samsung Electronics Co. Ltd.	3,112	4,040,700
Samsung Engineering Co. Ltd.	903	135,093
Samsung Fine Chemicals Co. Ltd.	581	33,802
Samsung Fire & Marine Insurance Co. Ltd.	1,017	205,682
Samsung Heavy Industries Co. Ltd.	4,760	160,227
Samsung Life Insurance Co. Ltd.	1,720	147,721
Samsung SDI Co. Ltd.	1,022	146,762
Samsung Securities Co. Ltd.	1,750	79,997
Samsung Techwin Co. Ltd.	1,116	59,776
Sapphire Technology Co. Ltd.[a]	201	6,330
SBS Media Holdings Co. Ltd.	1,110	7,268
SeAH Besteel Corp.	300	7,217
SeAH Steel Corp.	76	6,380
Sebang Co. Ltd.	450	6,795
Seegene Inc.[a]	210	14,060
Seobu T&Da	265	6,069
Seoul Semiconductor Co. Ltd.	1,047	21,900
SFA Engineering Corp.	237	9,499
Shinsegae Co. Ltd.	219	40,752
Shinsegae Food Co. Ltd.	78	7,779
Shinsegae International Co. Ltd.	83	6,937
Simm Tech Co. Ltd.	675	6,234
Sindoh Co. Ltd.	110	6,339
SK Broadband Co. Ltd.[a]	6,760	29,840
SK C&C Co. Ltd.	655	60,065
SK Chemicals Co. Ltd.	483	26,673
SK Gas Co. Ltd.	93	7,472
SK Holdings Co. Ltd.	798	132,281
SK Hynix Inc.[a]	14,860	334,842
SK Innovation Co. Ltd.	1,732	264,714
SK Networks Co. Ltd.	4,350	33,222
SK Securities Co. Ltd.	7,990	8,375
SK Telecom Co. Ltd.	281	39,055
SKC Co. Ltd.	680	25,653
SL Corp.	490	6,493
SM Entertainment Co.[a]	411	17,573
Soulbrain Co. Ltd.	205	9,163

Security	Shares	Value
Ssangyong Motor Co.[a]	1,380	$6,907
STS Semiconductor & Telecommunications Co. Ltd.	1,312	7,875
STX Corp. Co. Ltd.	1,030	7,533
STX Engine Co. Ltd.	930	7,094
STX Offshore & Shipbuilding Co. Ltd.	2,620	16,695
STX Pan Ocean Co. Ltd.	2,670	7,188
Sung Kwang Bend Co. Ltd.	372	8,606
Sungwoo Hitech Co. Ltd.	1,406	15,516
Suprema Inc.	381	6,351
Taekwang Industrial Co. Ltd.	10	8,625
Taewoong Co. Ltd.[a]	416	7,146
Taeyoung Engineering & Construction Co. Ltd.	1,430	6,709
Taihan Electric Wire Co. Ltd.[a]	672	3,500
Tera Resource Co. Ltd.[a]	5,940	7,954
TK Corp.[a]	313	6,186
TONGYANG Life Insurance Co.	930	8,975
TONGYANG Securities Inc.	2,540	9,031
ViroMed Co. Ltd.[a]	468	12,534
WeMade Entertainment Co. Ltd.	132	5,632
Wonik IPS Co. Ltd.[a]	1,601	6,454
Woongjin Coway Co. Ltd.	1,530	56,376
Woori Finance Holdings Co. Ltd.	11,060	103,670
Woori Financial Co. Ltd.	470	7,118
Woori Investment & Securities Co. Ltd.	4,030	39,636
YG Entertainment Inc.[a]	103	5,583
Youlchon Chemical Co. Ltd.	1,320	10,557
Youngone Corp.	620	19,925
Youngone Holdings Co. Ltd.	127	7,694
Yuhan Corp.	250	39,133
Yungjin Pharmaceutical Co. Ltd.[a]	4,530	7,718

		17,406,589
TAIWAN — 11.75%
A-DATA Technology Co. Ltd.	7,000	6,963
Ability Enterprise Co. Ltd.	10,000	9,414
AcBel Polytech Inc.	10,000	6,970
Accton Technology Corp.	30,000	15,592
Acer Inc.[a]	74,000	64,439
Advanced Semiconductor Engineering Inc.	169,000	141,638
Advantech Co. Ltd.	10,000	37,344
Airtac International Group	2,000	10,567
ALI Corp.	7,000	8,143
Alpha Networks Inc.	11,000	6,853
Altek Corp.	14,000	7,854
Ambassador Hotel Ltd. (The)	7,000	7,433
AmTRAN Technology Co. Ltd.	17,000	13,926
Apex Biotechnology Corp.	3,000	7,755
Ardentec Corp.	12,000	7,951
Asia Cement Corp.	56,000	71,990
Asia Optical Co. Inc.[a]	7,000	6,698
Asia Polymer Corp.	8,000	6,856
ASUSTeK Computer Inc.	19,000	209,592
AU Optronics Corp.[a]	213,000	90,540
Bank of Kaohsiung Co. Ltd.[a]	69,000	21,160
BES Engineering Corp.	36,000	9,070
Capital Securities Corp.	35,000	13,070
Career Technology (MFG.) Co. Ltd.	7,000	10,288
Catcher Technology Co. Ltd.	16,000	82,054
Cathay Financial Holding Co. Ltd.	185,000	197,073
Cathay Real Estate Development Co. Ltd.	15,000	7,125
Chailease Holding Co. Ltd.	20,000	40,683
Chang Hwa Commercial Bank Ltd.	138,000	74,809

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2012

Security	Shares	Value

Cheng Loong Corp.	55,000	$23,095
Cheng Shin Rubber Industry Co. Ltd.	50,000	127,521
Cheng Uei Precision Industry Co. Ltd.	14,000	33,008
Chia Hsin Cement Corp.	17,000	7,811
Chicony Electronics Co. Ltd.	17,000	39,846
Chimei Innolux Corp.[a]	161,000	72,038
Chin-Poon Industrial Co. Ltd.	8,000	8,770
China Airlines Ltd.[a]	57,000	22,954
China Bills Finance Corp.	22,000	8,026
China Development Financial Holding Corp.[a]	370,000	90,291
China Life Insurance Co. Ltd.[a]	54,000	46,837
China Manmade Fibers Corp.[a]	25,000	8,587
China Metal Products Co. Ltd.	9,000	8,457
China Motor Co. Ltd.	10,000	9,190
China Petrochemical Development Corp.	51,900	30,457
China Steel Chemical Corp.	3,000	13,268
China Steel Corp.	338,000	309,451
China Synthetic Rubber Corp.	10,000	10,549
Chinatrust Financial Holding Co. Ltd.	332,000	192,545
Chipbond Technology Corp.	20,000	38,755
Chong Hong Construction Co.	3,000	8,054
Chroma ATE Inc.	14,000	32,285
Chung Hung Steel Corp.[a]	33,000	8,996
Chunghwa Telecom Co. Ltd.	107,000	345,815
Clevo Co.	10,000	13,114
CMC Magnetics Corp.[a]	64,000	9,846
Compal Communications Inc.[a]	7,000	7,481
Compal Electronics Inc.	123,000	83,188
Compeq Manufacturing Co. Ltd.	21,000	8,818
Continental Holdings Corp.	22,000	8,026
Coretronic Corp.	15,000	11,229
Coxon Precise Industrial Co. Ltd.	8,000	15,502
CSBC Corp.	14,000	8,601
CTCI Corp.	18,000	34,322
Cyberlink Corp.	2,000	6,760
CyberTAN Technology Inc.	20,000	16,039
D-Link Corp.	16,000	9,692
Delta Electronics Inc.	52,000	186,136
Depo Auto Parts Ind Co. Ltd.	4,000	8,632
Dynapack International Technology Corp.	6,000	23,336
E Ink Holdings Inc.	17,000	12,522
E.Sun Financial Holding Co. Ltd.	121,000	66,843
Eclat Textile Co. Ltd.	3,000	9,913
Elan Microelectronics Corp.	7,000	10,878
Elite Material Co. Ltd.	7,000	7,120
Elite Semiconductor Memory Technology Inc.[a]	22,000	16,583
Entire Technology Co. Ltd.	4,000	5,851
Epistar Corp.	24,000	35,685
Eternal Chemical Co. Ltd.	34,000	29,841
EVA Airways Corp.[a]	35,000	20,298
Evergreen International Storage & Transport Corp.	10,000	6,763
Evergreen Marine Corp. Ltd.[a]	62,000	36,491
Everlight Chemical Industrial Corp.	12,000	7,786
Everlight Electronics Co. Ltd.	8,000	9,169
Far Eastern Department Stores Co. Ltd.	32,000	33,262
Far Eastern International Bank Ltd.	34,000	13,165
Far Eastern New Century Corp.	86,000	102,268
Far EasTone Telecommunications Co. Ltd.	45,000	112,756
Faraday Technology Corp.	7,000	9,469
Farglory Land Development Co. Ltd.	7,000	13,107
Federal Corp.	10,000	7,520
Feng Hsin Iron & Steel Co. Ltd.	8,000	13,547
Feng Tay Enterprise Co. Ltd.	6,000	6,856

Security	Shares	Value

Firich Enterprises Co. Ltd.	5,000	$6,591
First Financial Holding Co. Ltd.	187,000	114,244
FLEXium Interconnect Inc.	6,000	24,472
Forhouse Corp.	14,000	7,541
Formosa Chemicals & Fibre Corp.	91,000	215,488
Formosa Epitaxy Inc.[a]	25,000	17,252
Formosa Petrochemical Corp.	31,000	94,214
Formosa Plastics Corp.	114,000	300,165
Formosa Taffeta Co. Ltd.	14,000	13,251
Formosan Rubber Group Inc.	12,000	8,426
Foxconn Technology Co. Ltd.	21,000	73,363
Fubon Financial Holding Co. Ltd.	167,000	189,681
G Tech Optoelectronics Corp.	4,000	10,147
Gemtek Technology Corp.	8,000	8,839
Genius Electronic Optical Co. Ltd.	1,000	7,865
Getac Technology Corp.	11,000	5,925
Giant Manufacturing Co. Ltd.	8,000	42,404
Gigabyte Technology Co. Ltd.	34,000	28,261
Gigastorage Corp.	10,000	6,109
Gintech Energy Corp.[a]	8,000	6,842
Global Mixed Mode Technology Inc.	2,000	6,953
Global Unichip Corp.	2,000	6,815
Gloria Material Technology Corp.	11,000	8,462
Goldsun Development & Construction Co. Ltd.	67,000	25,251
Grand Pacific Petrochemical Corp.	19,000	9,777
Grape King Inc.	3,000	8,033
Great Wall Enterprise Co. Ltd.	10,000	8,914
Greatek Electronics Inc.	9,000	6,970
HannsTouch Solution Inc.[a]	20,000	6,416
Hermes Microvision Inc.	1,000	21,753
Hey Song Corp.	7,000	9,011
Highwealth Construction Corp.	6,400	11,873
Hiwin Technologies Corp.	5,000	36,656
Ho Tung Chemical Corp.[a]	17,000	7,811
Holy Stone Enterprise Co. Ltd.	12,000	10,036
Hon Hai Precision Industry Co. Ltd.	285,000	914,229
Hotai Motor Co. Ltd.	7,000	51,800
HTC Corp.	21,000	192,263
Hua Nan Financial Holdings Co. Ltd.	165,000	93,421
Huaku Development Co. Ltd.	5,000	10,945
Huang Hsiang Construction Co.	3,000	7,517
Hung Poo Real Estate Development Corp.	7,000	6,951
Hung Sheng Construction Co. Ltd.	16,000	9,031
ICP Electronics Inc.	5,200	7,392
International Games System Co. Ltd.	2,000	7,228
Inventec Corp.	97,000	36,558
ITEQ Corp.	9,000	9,386
Jih Sun Financial Holdings Co. Ltd.	31,000	8,600
Kee Tai Properties Co. Ltd.	12,000	8,219
Kenda Rubber Industrial Co. Ltd.	9,000	11,415
Kerry TJ Logistics Co. Ltd.	20,000	31,596
Kindom Construction Co.	10,000	6,608
King Slide Works Co. Ltd.	1,000	5,817
King Yuan Electronics Co. Ltd.	22,000	12,456
King’s Town Bank(a)	17,000	12,024
King’s Town Construction Co. Ltd.	7,000	7,120
Kinpo Electronics Inc.	37,000	8,303
Kinsus Interconnect Technology Corp.	10,000	31,837
Kuoyang Construction Co. Ltd.	15,000	7,331
Largan Precision Co. Ltd.	3,000	81,985
LCY Chemical Corp.	10,000	12,425
Lealea Enterprise Co. Ltd.	18,000	6,567
Lien Hwa Industrial Corp.	12,000	7,827

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2012

Security	Shares	Value

LITE-ON IT Corp.	9,000	$7,434
Lite-On Technology Corp.	61,000	83,352
Long Bon International Co. Ltd.[a]	11,000	7,667
Macronix International Co. Ltd.	130,000	36,467
Makalot Industrial Co. Ltd.	3,000	9,138
Masterlink Securities Corp.	29,000	8,963
MediaTek Inc.	33,000	375,387
Medigen Biotechnology Corp.[a]	2,000	10,498
Mega Financial Holding Co. Ltd.	244,000	191,058
Mercuries & Associates Ltd.	7,000	6,577
Merida Industry Co. Ltd.	4,000	16,314
Merry Electronics Co. Ltd.	5,000	6,540
Micro-Star International Co. Ltd.	17,000	7,928
Microbio Co. Ltd.	7,000	6,951
MIN AIK Technology Co. Ltd.	3,000	8,787
MiTAC International Corp.	27,000	9,618
Motech Industries Inc.[a]	8,000	6,691
MStar Semiconductor Inc.	6,000	51,421
Nan Kang Rubber Tire Co. Ltd.	11,000	13,459
Nan Ya Plastics Corp.	124,000	219,371
Nan Ya Printed Circuit Board Corp.	15,000	17,812
National Petroleum Co. Ltd.	7,000	7,252
Neo Solar Power Corp.[a]	12,000	6,939
Novatek Microelectronics Corp. Ltd.	15,000	60,405
OptoTech Corp.	17,000	6,846
Oriental Union Chemical Corp.	12,000	14,931
Pacific Hospital Supply Co. Ltd.	7,000	20,624
Pan-International Industrial Corp.[a]	9,000	8,317
PChome Online Inc.	1,000	4,234
Pegatron Corp.[a]	46,000	60,006
Phihong Technology Co. Ltd.	21,000	16,733
Phison Electronics Corp.	3,000	21,167
Phytohealth Corp.[a]	4,000	6,264
Pixart Imaging Inc.	3,000	7,083
Pou Chen Corp.	64,000	66,084
Powertech Technology Inc.	25,000	37,043
President Chain Store Corp.	16,000	82,054
President Securities Corp.[a]	17,000	9,479
Prince Housing & Development Corp.	17,000	11,878
Qisda Corp.[a]	44,000	9,571
Quanta Computer Inc.	73,000	183,417
Radiant Opto-Electronics Corp.	12,000	54,313
Radium Life Tech Co. Ltd.	13,000	8,390
Realtek Semiconductor Corp.	17,000	34,288
Rich Development Co. Ltd.	18,000	8,921
Richtek Technology Corp.	3,000	17,347
Ritek Corp.[a]	84,000	8,529
Ruentex Development Co. Ltd.	18,000	34,260
Ruentex Industries Ltd.	14,000	31,755
Sampo Corp.	21,000	7,445
Sanyang Industry Co. Ltd.[a]	46,000	28,499
ScinoPharm Taiwan Ltd.	7,000	15,058
Senao International Co. Ltd.	2,000	6,712
Sercomm Corp.	8,000	11,028
Shih Wei Navigation Co. Ltd.	12,000	8,880
Shihlin Electric & Engineering Corp.	7,000	8,661
Shihlin Paper Corp.[a]	4,000	6,512
Shin Kong Financial Holding Co. Ltd.[a]	195,000	54,029
Shin Zu Shing Co. Ltd.	2,000	6,533
Shining Building Business Co. Ltd.[a]	9,000	6,629
Shinkong Synthetic Fibers Corp.	32,000	10,111
Shinkong Textile Co. Ltd.	5,000	6,540
Sigurd Microelectronics Corp.	10,000	8,209

Security	Shares	Value

Silicon Integrated Systems Corp.[a]	19,000	$7,455
Siliconware Precision Industries Co. Ltd.	86,000	93,092
Silitech Technology Corp.	4,000	6,939
Simplo Technology Co. Ltd.	9,000	45,536
Sincere Navigation Corp.	10,000	8,983
Sino-American Silicon Products Inc.	18,000	19,330
SinoPac Financial Holdings Co. Ltd.	183,000	76,843
Sinyi Realty Co.	5,000	6,798
Solar Applied Materials Technology Corp.	24,000	28,499
Sonix Technology Co. Ltd.	12,000	16,273
St.Shine Optical Co. Ltd.	1,000	15,660
Standard Foods Corp.	5,000	13,733
Synnex Technology International Corp.	38,000	72,458
Ta Chen Stainless Pipe Co. Ltd.	45,000	22,381
Ta Chong Bank Ltd.[a]	29,000	9,462
Taichung Commercial Bank Co. Ltd.	40,000	13,313
Taiflex Scientific Co. Ltd.	5,000	5,765
Tainan Spinning Co. Ltd.	19,000	8,501
Taishin Financial Holdings Co. Ltd.	217,000	82,531
Taiwan Acceptance Corp.	3,000	6,588
Taiwan Business Bank Ltd.[a]	126,000	36,993
Taiwan Cement Corp.	85,000	111,319
Taiwan Cogeneration Corp.	11,000	7,061
Taiwan Cooperative Financial Holding Co. Ltd.	160,000	88,112
Taiwan Fertilizer Co. Ltd.	23,000	59,847
Taiwan Glass Industry Corp.	34,000	32,064
Taiwan Hon Chuan Enterprise Co. Ltd.	5,000	10,480
Taiwan Land Development Corp.[a]	51,538	19,601
Taiwan Life Insurance Co. Ltd.[a]	11,000	6,947
Taiwan Mobile Co. Ltd.	47,000	169,047
Taiwan PCB Techvest Co. Ltd.	5,000	7,847
Taiwan Prosperity Chemical Corp.	4,000	5,273
Taiwan Secom Co. Ltd.	5,000	10,721
Taiwan Semiconductor Manufacturing Co. Ltd.	696,000	2,364,397
Taiwan Surface Mounting Technology Co. Ltd.	5,000	7,400
Taiwan TEA Corp.	16,000	8,371
Taiwan-Sogo Shinkong Security Corp.	8,000	9,458
Tatung Co. Ltd.[a]	46,000	11,336
Teco Electric and Machinery Co. Ltd.	68,000	49,501
Test Research Inc.	4,000	7,132
Test-Rite International Co. Ltd.	10,000	7,520
Ton Yi Industrial Corp.	16,000	9,142
Tong Hsing Electronic Industries Ltd.	3,000	10,377
Tong Yang Industry Co. Ltd.	8,000	6,787
Topco Scientific Co. Ltd.	5,000	7,925
TPK Holding Co. Ltd.	7,000	111,792
Transcend Information Inc.	4,000	10,807
Tripod Technology Corp.	16,000	33,097
Tsann Kuen Enterprise Co. Ltd.	3,000	6,185
TSRC Corp.	20,000	43,230
TTY Biopharm Co. Ltd.	7,000	24,021
Tung Ho Steel Enterprise Corp.	15,000	15,437
TXC Corp.	7,000	11,926
U-Ming Marine Transport Corp.	9,000	14,358
Uni-President Enterprises Co.	119,000	212,573
Unimicron Technology Corp.	43,000	46,768
Union Bank of Taiwan[a]	20,000	7,090
Unitech Printed Circuit Board Corp.	23,000	7,473
United Microelectronics Corp.	348,000	134,749
Unity Opto Technology Co. Ltd.[a]	7,000	6,120
UPC Technology Corp.	16,000	8,729
USI Corp.	36,000	28,065
Vanguard International Semiconductor Corp.	15,000	9,964

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2012

Security	Shares	Value

Visual Photonics Epitaxy Co. Ltd.	16,000	$18,614
Wah Lee Industrial Corp.	7,000	9,673
Walsin Lihwa Corp.[a]	124,000	38,923
Wan Hai Lines Ltd.[a]	24,000	13,423
Waterland Financial Holdings Co. Ltd.	37,000	11,398
Wei Chuan Foods Corp.	9,000	10,764
Win Semiconductors Corp.	12,000	14,002
Winbond Electronics Corp.[a]	65,000	9,777
Wintek Corp.[a]	36,000	16,232
Wisdom Marine Lines Co. Ltd.	5,000	6,780
Wistron Corp.	63,000	69,171
Wistron NeWeb Corp.	5,000	8,020
Wowprime Corp.[a]	1,000	14,594
WPG Holdings Co. Ltd.	45,000	59,553
WT Microelectronics Co. Ltd.	8,000	9,802
Xxentria Technology Materials Corp.	4,000	6,478
Yageo Corp.[a]	44,000	13,433
Yang Ming Marine Transport Corp.[a]	32,000	13,492
Yem Chio Co. Ltd.	14,000	9,324
YFY Inc.	28,000	11,902
Yieh Phui Enterprise Co. Ltd.	31,000	9,144
Young Fast Optoelectronics Co. Ltd.	3,000	6,144
Youngtek Electronics Corp.	3,000	6,629
Yuanta Financial Holding Co. Ltd.	224,000	113,334
Yulon Motor Co. Ltd.	27,000	48,788
YungShin Global Holding Corp.	5,000	6,935
Yungtay Engineering Co. Ltd.	6,000	11,276
Zhen Ding Technology Holding Ltd.	3,000	8,209
Zinwell Corp.	9,000	7,527

		13,766,465
THAILAND — 2.62%
Advanced Information Service PCL NVDR	32,300	231,541
Airports of Thailand PCL NVDR	11,500	35,223
Amata Corp. PCL NVDR	28,400	14,528
Asian Property Development PCL NVDR	22,800	6,575
Bangchak Petroleum PCL NVDR	8,000	7,429
Bangkok Bank PCL Foreign	22,700	142,753
Bangkok Bank PCL NVDR	14,800	88,250
Bangkok Chain Hospital PCL NVDR	48,800	14,788
Bangkok Dusit Medical Services PCL NVDR	8,400	30,655
Bangkok Expressway PCL NVDR	16,200	14,780
Bangkok Land PCL NVDR	175,800	7,218
Bangkok Life Assurance PCL NVDR	6,000	9,873
Bank of Ayudhya PCL NVDR	68,100	68,788
Banpu PCL NVDR	3,650	46,978
BEC World PCL NVDR	26,900	51,056
BTS Group Holdings PCL NVDR	54,300	11,324
Bumrungrad Hospital PCL NVDR	12,200	29,914
Central Pattana PCL NVDR	17,600	46,452
Central Plaza Hotel PCL NVDR	18,200	15,122
Charoen Pokphand Foods PCL NVDR	84,700	90,385
CP All PCL NVDR	130,800	168,348
Delta Electronics (Thailand) PCL NVDR	17,000	16,895
Dynasty Ceramic PCL NVDR	8,800	12,832
Esso (Thailand) PCL NVDR	39,000	13,089
Glow Energy PCL NVDR	15,500	36,616
Hana Microelectronics PCL NVDR	24,700	17,465
Hemaraj Land and Development PCL NVDR	156,300	16,195
Indorama Ventures PCL NVDR	43,200	35,894
IRPC PCL NVDR	319,100	43,254
Jasmine International PCL NVDR	122,700	20,390

Security	Shares	Value

Kasikornbank PCL Foreign	34,600	$210,824
Kasikornbank PCL NVDR	21,000	127,957
Khon Kaen Sugar Industry PCL NVDR	29,300	12,507
Kiatnakin Bank PCL NVDR	11,700	18,871
Krung Thai Bank PCL NVDR	101,100	60,614
LPN Development PCL NVDR	11,300	6,775
Major Cineplex Group PCL NVDR	22,600	14,507
Polyplex PCL NVDR	30,300	13,526
Pruksa Real Estate PCL NVDR	22,000	15,340
PTT Exploration & Production PCL NVDR	33,200	172,004
PTT Global Chemical PCL NVDR	45,700	96,790
PTT PCL NVDR	22,600	235,647
Quality Houses PCL NVDR	186,900	13,885
Sansiri PCL NVDR	117,300	13,607
Siam Cement PCL Foreign	9,211	121,853
Siam Cement PCL NVDR	3,500	45,047
Siam Commercial Bank PCL NVDR	47,200	249,919
Siam Global House PCL NVDR	13,000	7,328
Siam Makro PCL NVDR	2,500	39,426
Sino-Thai Engineering & Construction PCL NVDR	19,700	15,406
Sri Trang Agro-Industry PCL NVDR	29,200	14,272
Supalai PCL NVDR	10,900	6,535
Thai Airways International PCL NVDR[a]	23,600	16,841
Thai Oil PCL NVDR	24,100	51,828
Thai Tap Water Supply PCL NVDR	53,300	14,067
Thai Vegetable Oil PCL NVDR	17,300	13,021
Thaicom PCL NVDR[a]	9,700	7,522
Thanachart Capital PCL NVDR	30,300	35,296
Thoresen Thai Agencies PCL NVDR	32,300	16,524
Ticon Industrial Connection PCL NVDR	37,500	16,862
TISCO Financial Group PCL NVDR	20,200	29,948
TPI Polene PCL NVDR	15,700	7,673

		3,066,832
TURKEY — 2.01%
Akbank TAS	52,705	247,301
Akfen Holding ASa	1,670	8,621
Akmerkez Gayrimenkul Yatirim Ortakligi AS	700	7,800
Aksa Akrilik Kimya Sanayii AS	2,711	7,271
Albaraka Turk Katilim Bankasi ASa	11,608	10,594
Anadolu Efes Biracilik ve Malt Sanayii AS	5,558	80,914
Arcelik AS	7,708	46,828
Aselsan Elektronik Sanayi ve TAS	2,121	8,052
Asya Katilim Bankasi ASa	29,187	32,031
BIM Birlesik Magazalar AS	3,149	143,261
Bizim Toptan Satis Magazalari AS	543	7,905
Cimsa Cimento Sanayi ve TAS	1,783	8,366
Coca-Cola Icecek AS	1,812	35,511
Dogan Sirketler Grubu Holding ASa	18,822	9,064
Dogan Yayin Holding ASa	19,468	9,048
Dogus Otomotiv Servis ve TAS	1,942	7,938
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	20,422	32,017
Enka Insaat ve Sanayi AS	11,809	31,474
Eregli Demir ve Celik Fabrikalari TAS	30,987	39,038
Ford Otomotiv Sanayi AS	1,432	14,673
Haci Omer Sabanci Holding AS	24,595	126,972
Ihlas Holding ASa	15,327	11,071
Ipek Dogal Enerji Kaynaklari Ve Uretim ASa	3,028	10,071
Is Gayrimenkul Yatirim Ortakligi AS	10,106	8,092
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D	14,258	9,500
KOC Holding AS	17,732	81,216
Koza Altin Isletmeleri AS	1,173	29,293

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2012

Security	Shares	Value

Koza Anadolu Metal Madencilik Isletmeleri ASa	9,198	$28,326
Sekerbank TAS[a]	14,476	13,050
Selcuk Ecza Deposu Ticaret ve Sanayi AS	6,027	6,817
TAV Havalimanlari Holding ASa	6,416	31,901
Tofas Turk Otomobil Fabrikasi AS	3,978	24,279
Trakya Cam Sanayii ASa	6,714	8,083
Turk Hava Yollari AOa	15,022	44,243
Turk Telekomunikasyon AS	14,266	53,359
Turkcell Iletisim Hizmetleri ASa	22,156	133,362
Turkiye Garanti Bankasi AS	67,173	318,949
Turkiye Halk Bankasi AS	17,386	168,413
Turkiye Is Bankasi AS Class C	49,399	159,320
Turkiye Petrol Rafinerileri AS	3,470	92,678
Turkiye Sinai Kalkinma Bankasi AS	25,746	28,255
Turkiye Sise ve Cam Fabrikalari AS	19,027	28,019
Turkiye Vakiflar Bankasi TAO Class D	22,570	54,721
Ulker Biskuvi Sanayi AS	1,910	9,475
Yapi Kredi Sigorta AS	844	7,585
Yapi ve Kredi Bankasi ASa	24,831	65,486
Yazicilar Holding AS	1,214	10,944

		2,351,187
TOTAL COMMON STOCKS
(Cost: $100,247,549)		100,460,250

INVESTMENT COMPANIES — 7.01%

INDIA — 7.01%
iShares MSCI India Index Fund[c]	201,358	5,184,968
iShares MSCI India Small Cap Index Fund[c]	36,873	940,999
iShares S&P India Nifty 50 Index Fund[c]	83,960	2,083,048

		8,209,015

TOTAL INVESTMENT COMPANIES
(Cost: $8,081,042)		8,209,015

PREFERRED STOCKS — 6.78%

BRAZIL — 5.67%
AES Tiete SA	2,900	31,366
Banco ABC Brasil SA	1,600	9,488
Banco Bradesco SA	54,000	909,137
Banco Daycoval SA	1,500	6,760
Banco do Estado do Rio Grande do Sul SA Class B	5,200	37,397
Banco Industrial e Comercial SA	2,200	6,471
Banco Panamericano SA	3,800	8,382
Banco Pine SA	1,100	6,883
Bradespar SA	6,200	83,823
Braskem SA Class A	4,600	30,070
Centrais Eletricas Brasileiras SA Class B	5,300	24,262
Centrais Eletricas Santa Catarina SA	500	6,238
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	2,700	116,556
Companhia de Bebidas das Americas	21,100	885,840
Companhia de Ferro Ligas da Bahia - Ferbasa	1,500	7,400
Companhia Energetica de Minas Gerais	13,600	165,613
Companhia Energetica de Sao Paulo Class B	4,400	36,423
Companhia Energetica do Ceara Class A	500	8,238
Companhia Paranaense de Energia Class B	2,900	39,208
Contax Participacoes SA	1,100	11,898

Security	Shares	Value

Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	3,400	$21,919
Eucatex SA Industria e Comercio	1,900	7,571
Gerdau SA	24,500	205,949
GOL Linhas Aereas Inteligentes SA	2,200	10,697
Itau Unibanco Holding SA	64,100	977,312
Itausa - Investimentos Itau SA	72,400	330,746
Klabin SA	11,400	65,112
Lojas Americanas SA	12,500	111,480
Marcopolo SA	5,800	34,558
Metalurgica Gerdau SA	7,600	80,939
Oi SA	23,500	89,741
Parana Banco SA	1,000	6,641
Petroleo Brasileiro SA	116,600	1,032,142
Randon Implementos e Participacoes SA	2,800	15,142
Saraiva Livreiros Editores SA	1,000	13,046
Telefonica Brasil SA	8,400	184,896
Usinas Siderurgicas de Minas Gerais SA Class A	10,400	61,670
Vale SA Class A	55,300	962,766

		6,643,780
CHILE — 0.15%
Embotelladora Andina SA Class B	3,530	22,644
Sociedad Quimica y Minera de Chile SA Series B	2,690	152,237

		174,881
COLOMBIA — 0.24%
Banco Davivienda SA	2,707	34,048
Bancolombia SA	10,030	158,660
Grupo Argos SA	1,965	20,795
Grupo Aval Acciones y Valores SA	46,991	31,598
Grupo de Inversiones Suramericana SA	1,516	30,916

		276,017
RUSSIA — 0.22%
AK Transneft OAO	41	86,871
Sberbank of Russia	25,400	54,228
Surgutneftegas OJSC	191,100	119,709

		260,808
SOUTH AFRICA — 0.01%
Allied Electronics Corp. Ltd.	4,903	11,659

		11,659
SOUTH KOREA — 0.49%
Daishin Securities Co. Ltd.	1,210	7,163
Hyundai Motor Co. Ltd.	637	42,472
Hyundai Motor Co. Ltd. Series 2	975	70,231
LG Chem Ltd.	154	13,980
Samsung Electronics Co. Ltd.	579	440,593

		574,439

TOTAL PREFERRED STOCKS
(Cost: $8,141,705)		7,941,584

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2012

Security	Shares	Value

RIGHTS — 0.01%

BRAZIL — 0.00%
Rossi Residencial SAa	2,287	$98
Vanguarda Agro SAa	20,465	485

		583
CHILE — 0.00%
Banco de Chile[a]	23,654	389
Sonda SAa	1,531	—

		389
CHINA — 0.00%
China Agri-Industries Holdings Ltd.[a]	16,200	2,090

		2,090
SOUTH KOREA — 0.01%
Hyundai Merchant Marine Co. Ltd.[a]	59	137
Jusung Engineering Co. Ltd.[a]	230	207
Taihan Electric Wire Co. Ltd.[a]	1,909	2,283

		2,627
THAILAND — 0.00%
PTT Exploration & Production PCL NVDR[a]	4,600	2,548

		2,548
TOTAL RIGHTS
(Cost: $3,738)		8,237

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	165,458	165,458

		165,458

TOTAL SHORT-TERM INVESTMENTS
(Cost: $165,458)		165,458

TOTAL INVESTMENTS IN SECURITIES — 99.72%
(Cost: $116,639,492)		116,784,544
Other Assets, Less Liabilities — 0.28%		331,453

NET ASSETS — 100.00%		$117,115,997

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

38

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 98.82%

CHINA — 29.94%
Agile Property Holdings Ltd.	4,000	$5,388
Agricultural Bank of China Ltd. Class H	214,000	93,883
Air China Ltd. Class H	20,000	13,393
Aluminum Corp. of China Ltd. Class Ha	36,000	15,329
Angang Steel Co. Ltd. Class Ha	16,000	10,075
Anhui Conch Cement Co. Ltd. Class H	12,000	39,948
Anta Sports Products Ltd.	10,000	7,303
AviChina Industry & Technology Co. Ltd. Class H	24,000	10,374
Bank of China Ltd. Class H	734,000	309,699
Bank of Communications Co. Ltd. Class H	74,000	54,234
BBMG Corp. Class H	13,000	11,004
Beijing Capital International Airport Co. Ltd. Class H	20,000	14,322
Beijing Enterprises Holdings Ltd.	5,000	32,226
Belle International Holdings Ltd.	46,000	96,629
Bosideng International Holdings Ltd.	36,000	10,963
Brilliance China Automotive Holdings Ltd.[a]	24,000	29,202
BYD Co. Ltd. Class Ha	5,000	12,826
China Agri-Industries Holdings Ltd.	16,000	9,063
China BlueChemical Ltd. Class H	16,000	9,992
China CITIC Bank Corp. Ltd. Class H	76,000	39,226
China Coal Energy Co. Class H	42,000	42,379
China Communications Construction Co. Ltd. Class H	44,000	40,082
China Communications Services Corp. Ltd. Class H	24,000	13,502
China Construction Bank Corp. Class H	700,000	536,513
China COSCO Holdings Co. Ltd. Class Ha	23,000	10,535
China Everbright Ltd.	8,000	11,541
China Foods Ltd.	8,000	8,083
China Gas Holdings Ltd.	28,000	20,232
China Life Insurance Co. Ltd. Class H	74,000	218,179
China Longyuan Power Group Corp. Ltd. Class H	20,000	13,213
China Mengniu Dairy Co. Ltd.	12,000	33,600
China Merchants Bank Co. Ltd. Class H	39,000	74,678
China Merchants Holdings (International) Co. Ltd.	12,000	36,387
China Minsheng Banking Corp. Ltd. Class H	46,000	45,109
China Mobile Ltd.	59,000	674,499
China National Building Material Co. Ltd. Class H	28,000	36,562
China Oilfield Services Ltd. Class H	16,000	31,958
China Overseas Land & Investment Ltd.	40,000	118,451
China Pacific Insurance (Group) Co. Ltd. Class H	22,400	73,414
China Petroleum & Chemical Corp. Class H	168,000	178,187
China Railway Construction Corp. Ltd. Class H	19,000	21,182
China Railway Group Ltd. Class H	38,000	22,113
China Resources Cement Holdings Ltd.	20,000	12,568
China Resources Enterprise Ltd.	12,000	42,813
China Resources Gas Group Ltd.	8,000	17,259
China Resources Land Ltd.	20,000	53,419
China Resources Power Holdings Co. Ltd.	16,000	35,881
China Shanshui Cement Group Ltd.	16,000	10,921
China Shenhua Energy Co. Ltd. Class H	34,000	139,289
China Shipping Container Lines Co. Ltd. Class Ha	46,000	12,168
China Shipping Development Co. Ltd. Class H	16,000	7,907
China Southern Airlines Co. Ltd. Class H	20,000	8,929
China State Construction International Holdings Ltd.	16,000	20,211
China Taiping Insurance Holdings Co. Ltd.[a]	7,600	12,631
China Telecom Corp. Ltd. Class H	140,000	76,232
China Unicom (Hong Kong) Ltd.	44,000	68,583

Security	Shares	Value

Chongqing Rural Commercial Bank Co. Ltd. Class H	22,000	$10,106
CITIC Pacific Ltd.	12,000	15,159
CITIC Securities Co. Ltd. Class H	9,000	16,931
CNOOC Ltd.	174,000	372,245
COSCO Pacific Ltd.	16,000	22,586
Country Garden Holdings Co. Ltd.[a]	41,964	20,034
CSR Corp Ltd. Class H	18,000	15,213
Dah Chong Hong Holdings Ltd.	8,000	8,237
Daphne International Holdings Ltd.	4,000	5,264
Datang International Power Generation Co. Ltd. Class H	32,000	11,231
Dongfang Electric Corp. Ltd. Class H	3,200	5,450
Dongfeng Motor Group Co. Ltd. Class H	28,000	39,380
ENN Energy Holdings Ltd.	8,000	36,026
Evergrande Real Estate Group Ltd.	50,000	24,968
Far East Horizon Ltd.	12,000	8,408
Fosun International Ltd.	18,000	10,661
Franshion Properties (China) Ltd.	32,000	11,107
GCL-Poly Energy Holdings Ltd.	68,000	11,319
Geely Automobile Holdings Ltd.	30,000	14,168
Golden Eagle Retail Group Ltd.	6,000	14,183
GOME Electrical Appliances Holdings Ltd.[a]	100,000	10,064
Great Wall Motor Co. Ltd. Class H	10,000	32,709
Guangdong Investment Ltd.	28,000	22,761
Guangzhou Automobile Group Co. Ltd. Class H	24,000	19,541
Guangzhou R&F Properties Co. Ltd. Class H	12,000	20,470
Haier Electronics Group Co. Ltd.[a]	10,000	13,729
Haitong Securities Co. Ltd. Class Ha	8,000	10,426
Hengan International Group Co. Ltd.	7,000	63,225
Huabao International Holdings Ltd.	20,000	9,032
Huaneng Power International Inc. Class H	32,000	27,128
Industrial and Commercial Bank of China Ltd. Class H	632,000	426,495
Intime Department Store Group Co. Ltd.	9,000	10,289
Jiangsu Expressway Co. Ltd. Class H	12,000	10,730
Jiangxi Copper Co. Ltd. Class H	14,000	35,948
Kingboard Chemical Holdings Co. Ltd.	6,000	17,806
Kunlun Energy Co. Ltd.	32,000	65,156
Lee & Man Paper Manufacturing Ltd.	16,000	9,621
Lenovo Group Ltd.	64,000	60,283
Longfor Properties Co. Ltd.	13,000	24,926
MMG Ltd.[a]	24,000	9,352
Nine Dragons Paper (Holdings) Ltd.	16,000	11,726
Parkson Retail Group Ltd.	14,000	10,098
PetroChina Co. Ltd. Class H	208,000	278,584
PICC Property and Casualty Co. Ltd. Class H	28,000	36,020
Ping An Insurance (Group) Co. of China Ltd. Class H	18,000	136,218
Poly Property Group Co. Ltd.[a]	24,000	16,599
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	16,000	16,537
Shanghai Electric Group Co. Ltd. Class H	28,000	11,019
Shanghai Industrial Holdings Ltd.	6,000	19,626
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	5,600	10,492
Shimao Property Holdings Ltd.	15,000	30,464
Shougang Fushan Resources Group Ltd.	28,000	10,441
Shui On Land Ltd.	34,000	17,153
Sihuan Pharmaceutical Holdings Group Ltd.	14,000	5,763
Sino-Ocean Land Holdings Ltd.	31,000	23,440
Sinopec Shanghai Petrochemical Co. Ltd. Class H	32,000	9,332
Sinopharm Group Co. Ltd. Class H	8,000	24,826
SOHO China Ltd.	21,000	15,852
Sun Art Retail Group Ltd.	19,000	29,321
Tencent Holdings Ltd.	10,000	326,708
Tingyi (Cayman Islands) Holding Corp.	20,000	58,451
Tsingtao Brewery Co. Ltd. Class H	4,000	22,503
Uni-President China Holdings Ltd.	14,000	18,353

39

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

November 30, 2012

Security	Shares	Value

Want Want China Holdings Ltd.	60,000	$87,638
Weichai Power Co. Ltd. Class H	4,800	18,054
Wumart Stores Inc. Class H	6,000	12,495
Yanzhou Coal Mining Co. Ltd. Class H	20,000	30,606
Yingde Gases Group Co. Ltd.	10,000	9,923
Yuexiu Property Co. Ltd.	68,000	21,848
Zhaojin Mining Industry Co. Ltd. Class H	8,000	13,564
Zhejiang Expressway Co. Ltd. Class H	20,000	15,252
Zhongsheng Group Holdings Ltd.	6,000	7,394
Zhuzhou CSR Times Electric Co. Ltd. Class H	4,000	12,129
Zijin Mining Group Co. Ltd. Class H	60,000	24,155
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	12,400	15,952
ZTE Corp. Class H	6,000	9,058

		6,594,250
INDIA — 11.33%
ACC Ltd.	528	13,433
Adani Enterprises Ltd.	2,122	9,353
Adani Ports and Special Economic Zone Ltd.	3,916	9,370
Aditya Birla Nuvo Ltd.	574	11,243
Ambuja Cements Ltd.	6,066	23,196
Asian Paints Ltd.	290	23,087
Axis Bank Ltd.	2,244	54,451
Bajaj Auto Ltd.	872	30,954
Bank of India	1,506	7,770
Bharat Heavy Electricals Ltd.	5,720	24,643
Bharat Petroleum Corp. Ltd.	1,900	12,138
Bharti Airtel Ltd.	5,684	35,215
Cairn India Ltd.	4,236	25,703
Canara Bank Ltd.	1,144	9,770
Cipla Ltd.	3,236	24,668
Coal India Ltd.	5,290	35,648
Dabur India Ltd.	2,822	6,643
Divi’s Laboratories Ltd.	360	7,842
DLF Ltd.	3,718	14,340
Dr. Reddy’s Laboratories Ltd.	1,008	33,715
GAIL (India) Ltd.	3,832	24,893
Godrej Consumer Products Ltd.	1,002	13,564
HCL Technologies Ltd.	1,908	23,028
HDFC Bank Ltd.	14,758	190,990
Hero Motocorp Ltd.	408	13,701
Hindalco Industries Ltd.	10,040	21,521
Hindustan Unilever Ltd.	8,890	87,944
Housing Development Finance Corp. Ltd.	14,032	217,593
ICICI Bank Ltd.	4,248	85,893
Idea Cellular Ltd.[a]	6,550	11,686
Infosys Ltd.	4,170	186,812
Infrastructure Development Finance Co. Ltd.	8,940	28,466
ITC Ltd.	22,694	124,536
Jaiprakash Associates Ltd.	8,456	14,947
Jindal Steel & Power Ltd.	3,524	26,112
JSW Steel Ltd.	834	11,390
Kotak Mahindra Bank Ltd.	2,702	33,304
Larsen & Toubro Ltd.	2,048	62,797
LIC Housing Finance Ltd.	2,776	13,560
Lupin Ltd.	1,502	16,319
Mahindra & Mahindra Ltd.	3,050	53,100
Maruti Suzuki (India) Ltd.	398	10,784
NTPC Ltd.	5,902	17,621
Oil & Natural Gas Corp. Ltd.	7,874	38,353
Power Finance Corp. Ltd.	2,992	10,586
Power Grid Corp. of India Ltd.	11,202	24,280

Security	Shares	Value

Ranbaxy Laboratories Ltd.[a]	1,230	$11,400
Reliance Capital Ltd.	860	6,703
Reliance Communications Ltd.	6,442	8,468
Reliance Industries Ltd.	13,110	191,293
Reliance Infrastructure Ltd.	1,236	11,027
Reliance Power Ltd.[a]	5,970	10,668
Rural Electrification Corp. Ltd.	2,656	11,262
Satyam Computer Services Ltd.[a]	7,596	14,237
Sesa Goa Ltd.	2,838	9,506
Shriram Transport Finance Co. Ltd.	1,178	14,515
Siemens Ltd.	712	8,778
State Bank of India	1,266	50,512
Sterlite Industries (India) Ltd.	11,810	23,568
Sun Pharmaceuticals Industries Ltd.	3,104	40,507
Tata Consultancy Services Ltd.	4,460	107,739
Tata Motors Ltd.	6,952	34,948
Tata Power Co. Ltd.	9,234	18,300
Tata Steel Ltd.	2,780	19,738
Titan Industries Ltd.	2,796	16,022
Ultratech Cement Ltd.	342	12,206
Unitech Ltd.[a]	21,372	12,455
United Breweries Ltd.	558	8,192
United Spirits Ltd.	768	28,184
Wipro Ltd.	4,770	34,485
Zee Entertainment Enterprises Ltd.	4,016	14,412

		2,496,087
INDONESIA — 4.38%
PT Adaro Energy Tbk	141,000	19,695
PT Astra Agro Lestari Tbk	5,000	9,381
PT Astra International Tbk	200,000	151,144
PT Bank Central Asia Tbk	123,000	112,826
PT Bank Danamon Indonesia Tbk	32,000	18,012
PT Bank Mandiri (Persero) Tbk	92,000	79,116
PT Bank Negara Indonesia (Persero) Tbk	73,000	28,154
PT Bank Rakyat Indonesia (Persero) Tbk	110,000	80,836
PT Bukit Asam (Persero) Tbk	8,000	11,675
PT Bumi Resources Tbk	153,000	9,410
PT Charoen Pokphand Indonesia Tbk	71,000	25,348
PT Global Mediacom Tbk	16,000	4,003
PT Gudang Garam Tbk	5,000	27,545
PT Indo Tambangraya Megah Tbk	4,000	16,365
PT Indocement Tunggal Prakarsa Tbk	14,000	33,929
PT Indofood Sukses Makmur Tbk	42,000	25,611
PT Indosat Tbk	17,000	9,835
PT Jasa Marga (Persero) Tbk	4,000	2,377
PT Kalbe Farma Tbk	220,000	23,620
PT Media Nusantara Citra Tbk	6,500	1,812
PT Perusahaan Gas Negara (Persero) Tbk	106,000	49,997
PT Semen Gresik (Persero) Tbk	29,000	44,739
PT Telekomunikasi Indonesia (Persero) Tbk	100,000	93,814
PT Unilever Indonesia Tbk	15,000	41,200
PT United Tractors Tbk	16,000	28,436
PT Vale Indonesia Tbk	28,963	6,264
PT XL Axiata Tbk	20,000	10,736

		965,880
MALAYSIA — 5.76%
AirAsia Bhd	11,800	11,063
Alliance Financial Group Bhd	8,600	11,600
AMMB Holdings Bhd	16,000	33,582

40

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

November 30, 2012

Security	Shares	Value

Axiata Group Bhd	25,200	$49,078
Berjaya Sports Toto Bhd	7,600	11,251
British American Tobacco (Malaysia) Bhd	1,000	17,501
Bumi Armada Bhd[a]	8,200	9,981
CIMB Group Holdings Bhd	48,800	119,923
DiGi.Com Bhd	30,400	48,304
Felda Global Ventures Holdings Bhd	10,600	15,866
Gamuda Bhd	14,600	17,531
Genting Bhd	20,000	59,215
Genting Malaysia Bhd	28,800	32,403
Genting Plantations Bhd	4,000	11,277
Hong Leong Bank Bhd	5,600	27,008
Hong Leong Financial Group Bhd	2,800	11,754
IHH Healthcare Bhd[a]	19,800	22,668
IJM Corp. Bhd	10,400	16,936
IOI Corp. Bhd	31,200	50,909
Kuala Lumpur Kepong Bhd	4,800	32,592
Lafarge Malayan Cement Bhd	4,600	14,482
Malayan Banking Bhd	40,400	120,280
Malaysia Airports Holdings Bhd	5,400	9,433
Malaysia Marine and Heavy Engineering Holdings Bhd	5,600	8,124
Maxis Communications Bhd	22,200	46,960
MISC Bhd[a]	9,600	12,696
MMC Corp. Bhd	12,600	11,150
Parkson Holdings Bhd	5,600	8,345
Petronas Chemicals Group Bhd	23,400	45,803
Petronas Dagangan Bhd	2,600	19,775
Petronas Gas Bhd	5,800	35,108
PPB Group Bhd	4,600	18,159
Public Bank Bhd Foreign	11,200	57,257
RHB Capital Bhd	5,200	12,830
Sapurakencana Petroleum Bhd[a]	20,000	18,620
Sime Darby Bhd	26,800	79,084
Telekom Malaysia Bhd	10,000	17,995
Tenaga Nasional Bhd	26,600	60,730
UEM Land Holdings Bhd[a]	14,400	9,996
UMW Holdings Bhd	4,800	16,770
YTL Corp. Bhd	41,053	23,905
YTL Power International Bhd	19,000	9,876

		1,267,820
PHILIPPINES — 1.51%
Aboitiz Equity Ventures Inc.	18,800	22,667
Aboitiz Power Corp.	18,200	15,779
Alliance Global Group Inc.	40,600	16,184
Ayala Corp.	1,560	18,358
Ayala Land Inc.	47,600	27,938
Bank of the Philippine Islands	7,780	16,934
BDO Unibank Inc.[a]	11,810	20,636
DMCI Holdings Inc.	8,000	10,721
Energy Development Corp.	71,000	12,259
Globe Telecom Inc.	440	12,106
International Container Terminal Services Inc.	8,200	14,238
Jollibee Foods Corp.	4,800	12,267
Metropolitan Bank & Trust Co.	3,880	9,470
Philippine Long Distance Telephone Co.	420	26,562
San Miguel Corp.	4,623	12,324
SM Investments Corp.	2,040	43,754
SM Prime Holdings Inc.	62,750	23,878
Universal Robina Corp.	8,800	16,571
		332,646

Security	Shares	Value

SOUTH KOREA — 23.95%
AmorePacific Corp.	32	$36,230
BS Financial Group Inc.	1,800	20,114
Celltrion Inc.	1,053	25,283
Cheil Industries Inc.	440	38,886
Cheil Worldwide Inc.	820	16,016
CJ CheilJedang Corp.	78	24,239
CJ Corp.	142	14,097
Daelim Industrial Co. Ltd.	272	19,819
Daewoo Engineering & Construction Co. Ltd.[a]	1,140	10,001
Daewoo International Corp.	400	14,757
Daewoo Securities Co. Ltd.	1,600	15,810
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	920	20,646
DGB Financial Group Inc.	900	11,220
Dongbu Insurance Co. Ltd.	420	18,036
Doosan Corp.	98	11,448
Doosan Heavy Industries & Construction Co. Ltd.	412	15,466
Doosan Infracore Co. Ltd.[a]	960	14,406
E-Mart Co. Ltd.	200	40,264
GS Engineering & Construction Corp.	350	17,260
GS Holdings Corp.	506	33,317
Hana Financial Group Inc.	2,270	70,436
Hankook Tire Co. Ltd.[a]	748	31,672
Hanwha Chemical Corp.	820	12,646
Hanwha Corp.	420	12,353
Hanwha Life Insurance Co. Ltd.	1,760	12,223
Honam Petrochemical Corp.	142	28,129
Hyosung Corp.	212	13,274
Hyundai Department Store Co. Ltd.	150	20,848
Hyundai Development Co.	580	11,087
Hyundai Engineering & Construction Co. Ltd.	658	41,321
Hyundai Glovis Co. Ltd.	130	28,333
Hyundai Heavy Industries Co. Ltd.	414	80,670
Hyundai Hysco Co. Ltd.	300	12,495
Hyundai Marine & Fire Insurance Co. Ltd.	620	19,152
Hyundai Merchant Marine Co. Ltd.[a]	440	9,224
Hyundai Mipo Dockyard Co. Ltd.	102	10,644
Hyundai Mobis Co. Ltd.	658	173,486
Hyundai Motor Co.	1,490	310,288
Hyundai Securities Co. Ltd.	1,180	8,892
Hyundai Steel Co.	540	40,044
Hyundai Wia Corp.	152	25,547
Industrial Bank of Korea	1,620	17,205
Kangwon Land Inc.	980	28,010
KB Financial Group Inc.	3,640	119,837
KCC Corp.	44	11,621
Kia Motors Corp.	2,562	146,454
Korea Aerospace Industries Ltd.	280	7,137
Korea Electric Power Corp.[a]	2,560	63,122
Korea Exchange Bank[a]	2,520	16,965
Korea Gas Corp.	200	14,480
Korea Investment Holdings Co. Ltd.	320	11,629
Korea Zinc Co. Ltd.	82	33,054
Korean Air Lines Co. Ltd.[a]	340	14,114
KP Chemical Corp.	660	6,735
KT Corp. SP ADR	365	6,282
KT&G Corp.	1,040	82,309
Kumho Petro Chemical Co. Ltd.	146	15,101
LG Chem Ltd.	454	130,810
LG Corp.	936	56,185
LG Display Co. Ltd.[a]	2,280	72,852
LG Electronics Inc.	1,016	71,590

41

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

November 30, 2012

Security	Shares	Value

LG Household & Health Care Ltd.	94	$56,078
LG Innotek Co. Ltd.[a]	72	5,685
LG Uplus Corp.	2,240	15,453
Lotte Confectionery Co. Ltd.	8	10,831
Lotte Shopping Co. Ltd.	102	33,769
LS Corp.	166	14,487
LS Industrial Systems Co. Ltd.	180	12,135
Mando Corp.	126	14,254
Mirae Asset Securities Co. Ltd.	300	8,395
NCsoft Corp.	152	22,670
NHN Corp.	408	94,949
OCI Co. Ltd.	154	21,475
ORION Corp.	36	37,335
POSCO	630	188,212
S-Oil Corp.	450	40,684
S1 Corp.	206	13,050
Samsung C&T Corp.	1,242	68,130
Samsung Card Co. Ltd.	420	14,099
Samsung Electro-Mechanics Co. Ltd.	590	57,483
Samsung Electronics Co. Ltd.	1,078	1,399,703
Samsung Engineering Co. Ltd.	298	44,582
Samsung Fire & Marine Insurance Co. Ltd.	356	71,999
Samsung Heavy Industries Co. Ltd.	1,600	53,858
Samsung Life Insurance Co. Ltd.	640	54,966
Samsung SDI Co. Ltd.	338	48,538
Samsung Securities Co. Ltd.	540	24,685
Samsung Techwin Co. Ltd.	352	18,854
Shinhan Financial Group Co. Ltd.	4,180	133,755
Shinsegae Co. Ltd.	70	13,026
SK C&C Co. Ltd.	208	19,074
SK Holdings Co. Ltd.	254	42,105
SK Hynix Inc.[a]	5,240	118,074
SK Innovation Co. Ltd.	564	86,200
SK Networks Co. Ltd.	1,080	8,248
SK Telecom Co. Ltd.	78	10,841
Woongjin Coway Co. Ltd.	520	19,161
Woori Finance Holdings Co. Ltd.	3,600	33,744
Woori Investment & Securities Co. Ltd.	1,580	15,540
Yuhan Corp.	88	13,775

		5,275,473
TAIWAN — 17.98%
Acer Inc.[a]	24,000	20,899
Advanced Semiconductor Engineering Inc.	60,434	50,649
Advantech Co. Ltd.	4,000	14,938
Asia Cement Corp.	18,540	23,834
ASUSTeK Computer Inc.	6,000	66,187
AU Optronics Corp.[a]	72,000	30,605
Capital Securities Corp.	28,000	10,456
Catcher Technology Co. Ltd.	6,000	30,770
Cathay Financial Holding Co. Ltd.	69,300	73,822
Chailease Holding Co. Ltd.	6,000	12,205
Chang Hwa Commercial Bank Ltd.	42,800	23,202
Cheng Shin Rubber Industry Co. Ltd.	18,240	46,520
Cheng Uei Precision Industry Co. Ltd.	4,059	9,570
Chicony Electronics Co. Ltd.	4,280	10,032
Chimei Innolux Corp.[a]	51,019	22,828
China Airlines Ltd.[a]	24,000	9,665
China Development Financial Holding Corp.[a]	117,200	28,600
China Life Insurance Co. Ltd.[a]	16,479	14,293
China Petrochemical Development Corp.	18,800	11,033
China Steel Corp.	111,650	102,220

Security	Shares	Value

Chinatrust Financial Holding Co. Ltd.	107,002	$62,056
Chunghwa Telecom Co. Ltd.	38,000	122,813
Clevo Co.	4,000	5,245
Compal Electronics Inc.	40,000	27,053
CTCI Corp.	4,000	7,627
Delta Electronics Inc.	18,000	64,432
E Ink Holdings Inc.	8,000	5,893
E.Sun Financial Holding Co. Ltd.	37,800	20,882
Epistar Corp.	8,000	11,895
Eternal Chemical Co. Ltd.	14,000	12,288
EVA Airways Corp.[a]	18,000	10,439
Evergreen Marine Corp. Ltd.[a]	22,000	12,948
Far Eastern Department Stores Co. Ltd.	8,320	8,648
Far Eastern New Century Corp.	28,840	34,296
Far EasTone Telecommunications Co. Ltd.	16,000	40,091
Farglory Land Development Co. Ltd.	6,000	11,234
Feng Hsin Iron & Steel Co. Ltd.	8,000	13,547
First Financial Holding Co. Ltd.	59,360	36,265
Formosa Chemicals & Fibre Corp.	30,000	71,040
Formosa Petrochemical Corp.	12,000	36,470
Formosa Plastics Corp.	40,000	105,321
Formosa Taffeta Co. Ltd.	12,000	11,358
Foxconn Technology Co. Ltd.	6,300	22,009
Fubon Financial Holding Co. Ltd.	50,396	57,241
Giant Manufacturing Co. Ltd.	4,000	21,202
Highwealth Construction Corp.	3,200	5,937
Hiwin Technologies Corp.	2,100	15,396
Hon Hai Precision Industry Co. Ltd.	99,000	317,574
Hotai Motor Co. Ltd.	2,000	14,800
HTC Corp.	6,000	54,932
Hua Nan Financial Holdings Co. Ltd.	48,300	27,347
Inventec Corp.	28,980	10,922
Kinsus Interconnect Technology Corp.	4,000	12,735
LCY Chemical Corp.	4,199	5,217
Lite-On Technology Corp.	20,100	27,465
Macronix International Co. Ltd.	32,139	9,015
MediaTek Inc.	12,000	136,504
Mega Financial Holding Co. Ltd.	79,170	61,992
Merida Industry Co. Ltd.	2,000	8,157
MStar Semiconductor Inc.	2,000	17,141
Nan Kang Rubber Tire Co. Ltd.	9,879	12,088
Nan Ya Plastics Corp.	46,000	81,380
Novatek Microelectronics Corp. Ltd.	4,000	16,108
Pegatron Corp.[a]	16,000	20,872
Phison Electronics Corp.	2,000	14,112
Pou Chen Corp.	18,000	18,586
Powertech Technology Inc.	6,000	8,890
President Chain Store Corp.	6,000	30,770
Quanta Computer Inc.	24,000	60,302
Radiant Opto-Electronics Corp.	4,120	18,647
Realtek Semiconductor Corp.	4,040	8,148
Richtek Technology Corp.	2,000	11,565
Ruentex Development Co. Ltd.	6,000	11,420
Ruentex Industries Ltd.	6,000	13,609
Shin Kong Financial Holding Co. Ltd.[a]	52,000	14,408
Siliconware Precision Industries Co. Ltd.	28,000	30,309
Simplo Technology Co. Ltd.	2,200	11,131
SinoPac Financial Holdings Co. Ltd.	55,706	23,391
Standard Foods Corp.	2,480	6,812
Synnex Technology International Corp.	12,000	22,882
Taishin Financial Holdings Co. Ltd.	52,298	19,890
Taiwan Business Bank Ltd.[a]	35,360	10,381
Taiwan Cement Corp.	32,000	41,908

42

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

November 30, 2012

Security	Shares	Value

Taiwan Cooperative Financial Holding Co. Ltd.	45,265	$24,927
Taiwan Fertilizer Co. Ltd.	6,000	15,612
Taiwan Glass Industry Corp.	10,450	9,855
Taiwan Mobile Co. Ltd.	16,000	57,548
Taiwan Semiconductor Manufacturing Co. Ltd.	242,000	822,104
Teco Electric and Machinery Co. Ltd.	18,000	13,103
TPK Holding Co. Ltd.	2,591	41,379
Tripod Technology Corp.	4,000	8,274
TSRC Corp.	6,600	14,266
Tung Ho Steel Enterprise Corp.	12,000	12,349
U-Ming Marine Transport Corp.	8,000	12,762
Uni-President Enterprises Co.	40,660	72,632
Unimicron Technology Corp.	12,000	13,052
United Microelectronics Corp.	120,000	46,465
Walsin Lihwa Corp.[a]	34,000	10,673
Wintek Corp.[a]	14,000	6,312
Wistron Corp.	18,900	20,751
WPG Holdings Co. Ltd.	12,000	15,881
Yang Ming Marine Transport Corp.[a]	16,000	6,746
Yuanta Financial Holding Co. Ltd.	78,000	39,464
Yulon Motor Co. Ltd.	8,000	14,456
Zhen Ding Technology Holding Ltd.	2,100	5,746

		3,961,721
THAILAND — 3.97%
Advanced Information Service PCL NVDR	11,600	83,154
Airports of Thailand PCL NVDR	4,200	12,864
Bangkok Bank PCL Foreign	8,000	50,310
Bangkok Bank PCL NVDR	5,000	29,814
Bangkok Dusit Medical Services PCL NVDR	3,200	11,678
Bank of Ayudhya PCL NVDR	18,400	18,586
Banpu PCL NVDR	1,400	18,019
BEC World PCL NVDR	8,600	16,323
Central Pattana PCL NVDR	6,400	16,892
Charoen Pokphand Foods PCL NVDR	30,800	32,867
CP All PCL NVDR	45,200	58,175
Glow Energy PCL NVDR	5,600	13,229
Indorama Ventures PCL NVDR	14,200	11,799
IRPC PCL NVDR	98,600	13,365
Kasikornbank PCL Foreign	11,600	70,681
Kasikornbank PCL NVDR	6,000	36,559
Krung Thai Bank PCL NVDR	35,250	21,134
PTT Exploration & Production PCL NVDR	11,800	61,134
PTT Global Chemical PCL NVDR	15,000	31,769
PTT PCL NVDR	8,400	87,586
Siam Cement PCL Foreign	3,000	39,687
Siam Cement PCL NVDR	1,400	18,019
Siam Commercial Bank PCL NVDR	17,200	91,072
Siam Makro PCL NVDR	800	12,617
Thai Oil PCL NVDR	8,200	17,634

		874,967
TOTAL COMMON STOCKS
(Cost: $21,522,426)		21,768,844

PREFERRED STOCKS — 0.92%
SOUTH KOREA — 0.92%
Hyundai Motor Co. Ltd.	216	14,402
Hyundai Motor Co. Ltd. Series 2	372	26,796

Security	Shares	Value

LG Chem Ltd.	104	$9,441
Samsung Electronics Co. Ltd.	198	150,669

		201,308
TOTAL PREFERRED STOCKS
(Cost: $171,923)		201,308

RIGHTS — 0.01%
CHINA — 0.00%
China Agri-Industries Holdings Ltd.[a]	4,800	619

		619
SOUTH KOREA — 0.00%
Hyundai Merchant Marine Co. Ltd.[a]	27	63

		63
THAILAND — 0.01%
PTT Exploration & Production PCL NVDR[a]	2,310	1,279

		1,279

TOTAL RIGHTS
(Cost: $0)		1,961

TOTAL INVESTMENTS IN SECURITIES — 99.75%
(Cost: $21,694,349)		21,972,113
Other Assets, Less Liabilities — 0.25%		55,821

NET ASSETS — 100.00%		$22,027,934

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.

See accompanying notes to consolidated schedules of investments.

43

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY SECTOR INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 96.40%

BRAZIL — 6.12%
Anhanguera Educacional Participacoes SA	1,102	$16,870
Companhia Hering SA	1,200	27,233
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,600	21,979
Kroton Educacional SAa	600	11,795
Lojas Americanas SA	1,100	9,210
Lojas Renner SA	1,102	40,855
MRV Engenharia e Participacoes SA	2,702	14,497
PDG Realty SA Empreendimentos e Participacoes	9,802	13,996

		156,435
CHILE — 1.64%
S.A.C.I. Falabella SA	4,192	41,811

		41,811
CHINA — 11.94%
Anta Sports Products Ltd.[b]	8,002	5,844
Belle International Holdings Ltd.	40,001	84,027
Bosideng International Holdings Ltd.	24,000	7,308
Brilliance China Automotive Holdings Ltd.[a]	22,000	26,769
BYD Co. Ltd. Class Ha	4,500	11,543
Dah Chong Hong Holdings Ltd.	7,001	7,209
Daphne International Holdings Ltd.[b]	8,001	10,530
Dongfeng Motor Group Co. Ltd. Class H	24,001	33,756
Geely Automobile Holdings Ltd.	35,001	16,529
Golden Eagle Retail Group Ltd.	6,000	14,183
GOME Electrical Appliances Holdings Ltd.[a]	88,000	8,857
Great Wall Motor Co. Ltd. Class H	9,002	29,445
Guangzhou Automobile Group Co. Ltd. Class H	18,001	14,656
Haier Electronics Group Co. Ltd.[a]	7,001	9,612
Intime Department Store Group Co. Ltd.	8,501	9,719
Parkson Retail Group Ltd.	12,501	9,017
Zhongsheng Group Holdings Ltd.	5,000	6,161

		305,165
INDIA — 5.88%
Bajaj Auto Ltd.	728	25,842
Hero Motocorp Ltd.	342	11,485
Mahindra & Mahindra Ltd.	2,667	46,432
Maruti Suzuki (India) Ltd.	299	8,101
Tata Motors Ltd.	6,557	32,963
Titan Industries Ltd.	1,851	10,607
Zee Entertainment Enterprises Ltd.	4,126	14,806

		150,236
INDONESIA — 5.41%
PT Astra International Tbk	175,500	132,629
PT Global Mediacom Tbk	15,000	3,753
PT Media Nusantara Citra Tbk	6,500	1,812

		138,194

Security	Shares	Value

MALAYSIA — 4.47%
Berjaya Sports Toto Bhd	5,901	$8,736
Genting Bhd	17,800	52,702
Genting Malaysia Bhd	25,901	29,141
Parkson Holdings Bhd	5,301	7,900
UMW Holdings Bhd	4,501	15,725

		114,204
MEXICO — 4.73%
El Puerto de Liverpool SA de CV Series C1	1,601	15,134
Grupo Televisa SAB de CV CPO	22,302	105,713

		120,847
PHILIPPINES — 0.36%
Jollibee Foods Corp.	3,611	9,228

		9,228
POLAND — 0.31%
Cyfrowy Polsat SA(a)	1,657	7,940

		7,940
SOUTH AFRICA — 16.56%
Foschini Group Ltd. (The)	1,762	25,393
Imperial Holdings Ltd.	1,551	32,932
Mr. Price Group Ltd.	2,057	30,802
Naspers Ltd. Class N	3,402	210,281
Steinhoff International Holdings Ltd.[a]	9,989	30,804
Truworths International Ltd.	3,807	40,805
Woolworths Holdings Ltd.	6,533	52,143

		423,160
SOUTH KOREA — 31.61%
Cheil Worldwide Inc.	780	15,235
Hankook Tire Co. Ltd.[a]	644	27,268
Hyundai Department Store Co. Ltd.	132	18,346
Hyundai Mobis Co. Ltd.	591	155,821
Hyundai Motor Co.	1,337	278,426
Hyundai Wia Corp.	134	22,522
Kangwon Land Inc.	842	24,066
Kia Motors Corp.	2,284	130,562
LG Electronics Inc.	923	65,037
Lotte Shopping Co. Ltd.	87	28,803
Mando Corp.	111	12,557
Shinsegae Co. Ltd.	62	11,537
Woongjin Coway Co. Ltd.	471	17,355

		807,535
TAIWAN — 5.75%
Cheng Shin Rubber Industry Co. Ltd.	15,960	40,705
China Motor Co. Ltd.	5,002	4,597
Far Eastern Department Stores Co. Ltd.	8,320	8,648
Formosa International Hotels Corp.	1	12
Formosa Taffeta Co. Ltd.	7,002	6,627
Giant Manufacturing Co. Ltd.	3,001	15,907
Hotai Motor Co. Ltd.	2,001	14,807
Merida Industry Co. Ltd.	2,000	8,157

44

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY SECTOR INDEX FUND

November 30, 2012

Security	Shares	Value

Nan Kang Rubber Tire Co. Ltd.	4,939	$6,043
Pou Chen Corp.	19,000	19,619
Ruentex Industries Ltd.	4,000	9,073
Yulon Motor Co. Ltd.	7,001	12,651

		146,846
THAILAND — 0.63%
BEC World PCL NVDR	8,501	16,135
		16,135
TURKEY — 0.99%
Arcelik AS	2,053	12,472
Ford Otomotiv Sanayi AS	600	6,148
Tofas Turk Otomobil Fabrikasi AS	1,081	6,598

		25,218

TOTAL COMMON STOCKS
(Cost: $2,425,441)		2,462,954

PREFERRED STOCKS — 2.68%

BRAZIL — 1.22%
Lojas Americanas SA	3,501	31,223

		31,223
SOUTH KOREA — 1.46%
Hyundai Motor Co. Ltd.	207	13,802
Hyundai Motor Co. Ltd. Series 2	327	23,555

		37,357

TOTAL PREFERRED STOCKS
(Cost: $59,107)		68,580

SHORT-TERM INVESTMENTS — 0.53%

MONEY MARKET FUNDS — 0.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%cde	12,073	12,073
BlackRock Cash Funds: Prime, SL Agency Shares
B 0.24%cde	856	856

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
B0.09%cd	576	$576

		13,505

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,505)		13,505

TOTAL INVESTMENTS IN SECURITIES — 99.61%
(Cost: $2,498,053)		2,545,039
Other Assets, Less Liabilities — 0.39%		9,954

NET ASSETS — 100.00%		$2,554,993

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to consolidated schedules of investments.

45

Schedule of Investments  (Unaudited)

iShares® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 96.13%

CZECH REPUBLIC — 3.56%
CEZ AS	8,989	$298,461
Komercni Banka AS	845	168,383
Telefonica O2 Czech Republic AS	6,248	111,284

		578,128
HUNGARY — 2.96%
Magyar Telekom Telecommunications PLC	26,650	48,441
MOL Hungarian Oil and Gas PLC	2,314	196,604
OTP Bank PLC	12,493	235,748

		480,793
POLAND — 18.80%
Asseco Poland SA	3,893	53,476
Bank Handlowy w Warszawie SA	1,846	57,219
Bank Millennium SAa	23,713	32,176
Bank Pekao SA	6,578	328,104
BRE Bank SAa	806	80,558
Cyfrowy Polsat SAa	10,764	51,579
ENEA SA	5,967	29,442
Eurocash SA	3,809	52,889
Grupa Lotos SAa	3,575	42,685
Jastrzebska Spolka Weglowa SA	1,924	53,217
Kernel Holding SAa	2,886	62,071
KGHM Polska Miedz SA	7,800	440,865
Polska Grupa Energetyczna SA	41,626	241,463
Polski Koncern Naftowy Orlen SAa	17,862	258,186
Polskie Gornictwo Naftowe i Gazownictwo SAa	98,512	137,097
Powszechna Kasa Oszczednosci Bank Polski SA	41,797	460,056
Powszechny Zaklad Ubezpieczen SA	3,133	391,123
Synthos SA	29,630	53,419
Tauron Polska Energia SA	58,006	79,441
Telekomunikacja Polska SA	40,768	152,156

		3,057,222
RUSSIA — 70.81%
Federal Grid Co. of Unified Energy System OJSC[a]	17,478,000	117,882
Gazprom OAO	593,192	2,660,885
IDGC Holding JSC[a]	1,062,500	68,980
INTER RAO UES OJSC[a]	108,900,000	88,339
LSR Group OJSC SP GDR[b]	11,453	48,103
LUKOIL OAO	28,405	1,782,011
Magnit OJSC SP GDR[b]	14,505	511,736
Mechel OAO SP ADR	8,190	49,959
MMC Norilsk Nickel OJSC	2,652	412,722
Mobile TeleSystems OJSC SP ADR	28,744	501,008
NovaTek OAO SP GDR[b]	5,070	556,179
Novolipetsk Steel OJSC SP GDR[b]	3,653	72,549
Rosneft Oil Co. OJSC	70,744	558,103
Rostelecom OJSC	65,430	230,575
RusHydro OJSC	7,033,000	167,329
Sberbank of Russia	600,965	1,777,015
Severstal OAO	9,309	105,997
Sistema JSFC SP GDR[b]	6,695	126,669

Security	Shares	Value

Surgutneftegas OJSC	397,860	$335,637
Tatneft OAO, Class S	78,869	497,598
TMK OAO SP GDR[b]	3,263	50,218
Uralkali OJSC	73,585	547,952
VTB Bank OJSC	145,060,999	243,678

		11,511,124

TOTAL COMMON STOCKS
(Cost: $21,802,685)		15,627,267

PREFERRED STOCKS — 3.38%

RUSSIA — 3.38%
AK Transneft OAO	90	190,692
Sberbank of Russia	55,300	118,064
Surgutneftegas OJSC	386,100	241,861

		550,617

TOTAL PREFERRED STOCKS
(Cost: $504,051)		550,617

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	17,548	17,548

		17,548

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,548)		17,548

TOTAL INVESTMENTS IN SECURITIES — 99.62%
(Cost: $22,324,284)		16,195,432
Other Assets, Less Liabilities — 0.38%		61,450

NET ASSETS — 100.00%		$16,256,882

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

46

Schedule of Investments  (Unaudited)

iShares® MSCI EMERGING MARKETS EMEA INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 98.13%

CZECH REPUBLIC — 1.74%
CEZ AS	2,782	$92,371
Komercni Banka AS	272	54,201
Telefonica O2 Czech Republic AS	2,106	37,510

		184,082
EGYPT — 1.68%
Commercial International Bank (Egypt) SAE SP GDR	15,000	78,000
Orascom Construction Industries SAE SP GDR[a]	1,648	61,602
Orascom Telecom Holding SAE SP GDR[a,b]	13,544	38,885

		178,487
HUNGARY — 1.32%
Magyar Telekom Telecommunications PLC	8,992	16,345
MOL Hungarian Oil and Gas PLC	674	57,265
OTP Bank PLC	3,540	66,801

		140,411
POLAND — 8.45%
Asseco Poland SA	1,234	16,951
Bank Handlowy w Warszawie SA	540	16,738
Bank Millennium SAa	9,446	12,817
Bank Pekao SA	1,914	95,468
BRE Bank SAa	234	23,388
Cyfrowy Polsat SAa	3,868	18,535
ENEA SA	1,874	9,246
Eurocash SA	922	12,802
Grupa Lotos SAa	770	9,194
Jastrzebska Spolka Weglowa SA	612	16,928
Kernel Holding SAa	862	18,540
KGHM Polska Miedz SA	2,232	126,155
Polska Grupa Energetyczna SA	12,176	70,630
Polski Koncern Naftowy Orlen SAa	5,288	76,435
Polskie Gornictwo Naftowe i Gazownictwo SAa	30,860	42,947
Powszechna Kasa Oszczednosci Bank Polski SA	12,070	132,853
Powszechny Zaklad Ubezpieczen SA	888	110,858
Synthos SA	8,106	14,614
Tauron Polska Energia SA	18,864	25,835
Telekomunikacja Polska SA	11,840	44,190

		895,124
RUSSIA — 31.95%
Federal Grid Co. of Unified Energy System OJSC[a]	5,360,000	36,151
Gazprom OAO	176,040	789,664
IDGC Holding JSC[a]	310,000	20,126
INTER RAO UES OJSC[a]	21,400,000	17,360
LSR Group OJSC SP GDR[b]	3,748	15,742
LUKOIL OAO	8,304	520,958
Magnit OJSC SP GDR[b]	4,474	157,843
Mechel OAO SP ADR	2,734	16,677
MMC Norilsk Nickel OJSC	780	121,389
Mobile TeleSystems OJSC SP ADR	8,486	147,911
NovaTek OAO SP GDR[b]	1,492	163,672

Security	Shares	Value

Novolipetsk Steel OJSC SP GDR[b]	972	$19,304
Rosneft Oil Co. OJSC	20,540	162,041
Rostelecom OJSC	19,260	67,872
RusHydro OJSC	2,024,000	48,155
Sberbank of Russia	175,320	518,410
Severstal OAO	2,880	32,793
Sistema JSFC SP GDR[b]	1,950	36,894
Surgutneftegas OJSC	115,600	97,521
Tatneft OAO, Class S	23,240	146,625
TMK OAO SP GDR[b]	890	13,697
Uralkali OJSC	21,840	162,632
VTB Bank OJSC	42,640,000	71,628

		3,385,065
SOUTH AFRICA — 41.97%
Absa Group Ltd.	4,856	77,515
African Bank Investments Ltd.	11,084	39,559
African Rainbow Minerals Ltd.	1,812	36,355
Anglo American Platinum Ltd.	1,098	48,367
AngloGold Ashanti Ltd.	6,272	196,368
ArcelorMittal South Africa Ltd.[a]	3,058	10,673
Aspen Pharmacare Holdings Ltd.[a]	4,858	85,582
Assore Ltd.	556	23,882
Aveng Ltd.	6,238	18,900
Barloworld Ltd.	3,238	26,536
Bidvest Group Ltd.	4,710	111,261
Discovery Holdings Ltd.	4,656	29,256
Exxaro Resources Ltd.	2,040	35,474
FirstRand Ltd.	50,476	165,092
Foschini Group Ltd. (The)	3,464	49,921
Gold Fields Ltd.	11,848	147,015
Growthpoint Properties Ltd.	28,656	79,045
Harmony Gold Mining Co. Ltd.	6,478	51,011
Impala Platinum Holdings Ltd.	8,710	141,850
Imperial Holdings Ltd.	2,914	61,873
Investec Ltd.	3,828	23,554
Kumba Iron Ore Ltd.	1,316	80,603
Liberty Holdings Ltd.	1,882	22,408
Life Healthcare Group Holdings Ltd.	15,268	55,008
Massmart Holdings Ltd.	1,878	38,954
MMI Holdings Ltd.	16,252	38,188
Mr. Price Group Ltd.	3,880	58,100
MTN Group Ltd.	27,724	510,755
Naspers Ltd. Class N	6,396	395,344
Nedbank Group Ltd.	3,290	66,427
Netcare Ltd.	14,072	28,027
Northam Platinum Ltd.	4,370	17,220
Pick n Pay Stores Ltd.	4,132	18,790
PPC Ltd.	7,622	25,109
Redefine Properties Ltd.	46,876	50,455
Remgro Ltd.	7,134	120,152
Reunert Ltd.	3,028	25,040
RMB Holdings Ltd.	11,622	51,267
RMI Holdings Ltd.	10,526	26,001
Sanlam Ltd.	28,350	130,548
Sappi Ltd.[a]	8,136	26,491
Sasol Ltd.	8,878	374,485
Shoprite Holdings Ltd.	7,002	151,362
SPAR Group Ltd. (The)	2,930	41,153
Standard Bank Group Ltd.	19,594	231,967
Steinhoff International Holdings Ltd.[a]	18,912	58,321
Tiger Brands Ltd.	2,650	89,359

47

Schedule of Investments  (Unaudited) (Continued)

iShares® MSCI Emerging Markets EMEA Index Fund

November 30, 2012

Security	Shares	Value

Truworths International Ltd.	7,318	$78,437
Vodacom Group Ltd.	5,888	78,888
Woolworths Holdings Ltd.	12,418	99,113

		4,447,061
TURKEY — 11.02%
Akbank TAS	29,378	137,847
Anadolu Efes Biracilik ve Malt Sanayii AS	3,506	51,041
Arcelik AS	4,092	24,860
Asya Katilim Bankasi ASa	10,326	11,332
BIM Birlesik Magazalar AS	1,718	78,159
Coca-Cola Icecek AS	1,134	22,223
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,404	16,311
Enka Insaat ve Sanayi AS	6,194	16,509
Eregli Demir ve Celik Fabrikalari TAS	13,886	17,494
Ford Otomotiv Sanayi AS	1,296	13,280
Haci Omer Sabanci Holding AS	13,054	67,391
KOC Holding AS	10,130	46,397
Koza Altin Isletmeleri AS	662	16,532
TAV Havalimanlari Holding AS	3,192	15,871
Tofas Turk Otomobil Fabrikasi AS	2,238	13,659
Turk Hava Yollari AOa	7,840	23,090
Turk Telekomunikasyon AS	8,214	30,723
Turkcell Iletisim Hizmetleri ASa	12,466	75,035
Turkiye Garanti Bankasi AS	37,756	179,272
Turkiye Halk Bankasi AS	10,256	99,347
Turkiye Is Bankasi AS Class C	25,726	82,971
Turkiye Petrol Rafinerileri AS	2,008	53,631
Turkiye Sise ve Cam Fabrikalari AS	7,232	10,650
Turkiye Vakiflar Bankasi TAO Class D	12,048	29,210
Yapi ve Kredi Bankasi ASa	13,324	35,139

		1,167,974

TOTAL COMMON STOCKS
(Cost: $10,534,209)		10,398,204

PREFERRED STOCKS — 1.52%

RUSSIA — 1.52%
AK Transneft OAO	26	55,089
Sberbank of Russia	17,000	36,294
Surgutneftegas OJSC	111,000	69,533

		160,916

TOTAL PREFERRED STOCKS
(Cost: $159,571)		160,916

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	14,931	$14,931

		14,931

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,931)		14,931

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $10,708,711)		10,574,051
Other Assets, Less Liabilities — 0.21%		22,118

NET ASSETS — 100.00%		$10,596,169

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

48

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS ENERGY SECTOR CAPPED INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 89.99%

BRAZIL — 7.79%
Cosan SA Industria e Comercio	200	$3,728
OGX Petroleo e Gas Participacoes SAa	5,902	12,151
Petroleo Brasileiro SA	12,302	111,465
Ultrapar Participacoes SA	1,601	33,417

		160,761
CHILE — 0.74%
Empresas Copec SA	1,100	15,197

		15,197
CHINA — 24.63%
China Coal Energy Co. Class H	21,000	21,190
China Oilfield Services Ltd. Class H	10,001	19,976
China Petroleum & Chemical Corp. Class H	82,002	86,974
China Shenhua Energy Co. Ltd. Class H	17,000	69,645
CNOOC Ltd.	76,001	162,592
Kunlun Energy Co. Ltd.	6,000	12,217
PetroChina Co. Ltd. Class H	90,000	120,541
Yanzhou Coal Mining Co. Ltd. Class H	10,002	15,306

		508,441
COLOMBIA — 2.87%
Ecopetrol SA SP ADR	1,018	59,187

		59,187
HUNGARY — 0.88%
MOL Hungarian Oil and Gas PLC	213	18,097

		18,097
INDIA — 6.97%
Bharat Petroleum Corp. Ltd.	1,542	9,851
Cairn India Ltd.	1,141	6,923
Coal India Ltd.	2,708	18,248
Oil & Natural Gas Corp. Ltd.	3,898	18,987
Reliance Industries Ltd.	6,161	89,898

		143,907
INDONESIA — 1.59%
PT Adaro Energy Tbk	75,502	10,546
PT Bukit Asam (Persero) Tbk	5,000	7,297
PT Bumi Resources Tbk	77,500	4,766
PT Indo Tambangraya Megah Tbk	2,500	10,228

		32,837
MALAYSIA — 1.65%
Bumi Armada Bhd[a]	6,801	8,278
Petronas Dagangan Bhd	1,901	14,459

Security	Shares	Value

Sapurakencana Petroleum Bhd[a]	12,201	$11,359

		34,096
POLAND — 2.39%
Grupa Lotos SAa	668	7,976
Polski Koncern Naftowy Orlen SAa	1,840	26,596
Polskie Gornictwo Naftowe i Gazownictwo SAa	10,564	14,702

		49,274
RUSSIA — 24.75%
Gazprom OAO	44,650	200,287
LUKOIL OAO	2,123	133,188
NovaTek OAO SP GDR[b]	422	46,294
Rosneft Oil Co. OJSC	6,482	51,137
Surgutneftegas OJSC	35,402	29,865
Tatneft OAO, Class S	6,991	44,107
TMK OAO SP GDR[b]	401	6,171

		511,049
SOUTH AFRICA — 4.71%
Exxaro Resources Ltd.	281	4,886
Sasol Ltd.	2,189	92,335

		97,221
SOUTH KOREA — 4.12%
GS Holdings Corp.	272	17,910
S-Oil Corp.	238	21,518
SK Innovation Co. Ltd.	299	45,698

		85,126
TAIWAN — 0.88%
Formosa Petrochemical Corp.	6,000	18,235

		18,235
THAILAND — 5.12%
Banpu PCL NVDR	750	9,653
IRPC PCL NVDR	61,600	8,350
PTT Exploration & Production PCL NVDR	6,300	32,639
PTT PCL NVDR	4,302	44,856
Thai Oil PCL NVDR	4,801	10,325

		105,823
TURKEY — 0.90%
Turkiye Petrol Rafinerileri AS	695	18,563

		18,563

TOTAL COMMON STOCKS
(Cost: $2,204,028)		1,857,814

49

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ENERGY SECTOR CAPPED INDEX FUND

November 30, 2012

Security	Shares	Value

PREFERRED STOCKS — 9.62%

BRAZIL — 7.72%
Petroleo Brasileiro SA	18,000	$159,336

		159,336
RUSSIA — 1.90%
AK Transneft OAO	8	16,950
Surgutneftegas OJSC	35,502	22,239

		39,189
TOTAL PREFERRED STOCKS
(Cost: $297,798)		198,525

RIGHTS — 0.03%

THAILAND — 0.03%
PTT Exploration & Production PCL NVDR[a]	1,233	683

		683

TOTAL RIGHTS
(Cost: $0)		683

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c],d	1,297	1,297

		1,297

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,297)		1,297

TOTAL INVESTMENTS IN SECURITIES — 99.70%
(Cost: $2,503,123)		2,058,319
Other Assets, Less Liabilities — 0.30%		6,103

NET ASSETS — 100.00%		$2,064,422

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to consolidated schedules of investments.

50

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 91.77%

BRAZIL — 6.52%
ALL — America Latina Logistica SA	700	$2,617
Amil Participacoes SA	200	2,925
Anhanguera Educacional Participacoes SA	200	3,062
Banco Bradesco SA	600	9,236
BR Malls Participacoes SA	600	7,813
BR Properties SA	300	3,586
BRF — Brasil Foods SA	900	16,565
CCR SA	1,300	11,323
CETIP SA — Mercados Organizados	300	3,124
Cielo SA	400	10,560
Companhia de Bebidas das Americas	200	7,372
Companhia de Saneamento Basico do Estado de Sao Paulo	100	4,103
Companhia de Saneamento de Minas Gerais SA	100	2,135
Companhia Hering SA	200	4,539
Cosan SA Industria e Comercio	200	3,728
Cyrela Brazil Realty SA Empreendimentos e Participacoes	400	3,381
Diagnosticos da America SA	400	2,357
Duratex SA	400	2,799
EcoRodovias Infraestrutura e Logistica SA	200	1,619
Hypermarcas SAa	500	3,653
JBS SAa	400	1,026
Kroton Educacional SAa	100	1,966
Localiza Rent A Car SA	200	3,373
Lojas Americanas SA	200	1,674
Lojas Renner SA	200	7,415
MPX Energia SAa	100	529
MRV Engenharia e Participacoes SA	500	2,683
Multiplan Empreendimentos Imobiliarios SA	100	2,799
Multiplus SA	100	2,348
Natura Cosmeticos SA	300	8,049
Obrascon Huarte Lain Brasil SA	200	1,803
Odontoprev SA	400	2,049
OGX Petroleo e Gas Participacoes SAa	1,900	3,912
Qualicorp SAa	200	1,969
Raia Drogasil SA	300	2,989
Souza Cruz SA	500	7,369
TIM Participacoes SA	600	2,140
Totvs SA	200	3,794
Tractebel Energia SA	100	1,653
Ultrapar Participacoes SA	500	10,436
WEG SA	100	1,293

		177,766
CHILE — 1.43%
Banco de Credito e Inversiones	28	1,850
CAP SA	51	1,675
Cencosud SA	1,455	7,574
Colbun SAa	11,495	3,119
Compania Cervecerias Unidas SA	171	2,483
Empresa Nacional de Electricidad SA	4,662	6,964
LATAM Airlines Group SA	381	8,404
S.A.C.I. Falabella SA	710	7,081

		39,150

Security	Shares	Value

CHINA — 17.87%
Air China Ltd. Class H	4,000	$2,679
Anhui Conch Cement Co. Ltd. Class H	1,500	4,994
AviChina Industry & Technology Co. Ltd. Class H	4,000	1,729
BBMG Corp. Class H	2,000	1,693
Beijing Capital International Airport Co. Ltd. Class H	2,000	1,432
Beijing Enterprises Holdings Ltd.	1,000	6,445
Belle International Holdings Ltd.	7,000	14,704
Brilliance China Automotive Holdings Ltd.[a]	4,000	4,867
BYD Co. Ltd. Class Ha,b	500	1,283
China Foods Ltd.	2,000	2,021
China Gas Holdings Ltd.	6,000	4,335
China Life Insurance Co. Ltd. Class H	11,000	32,432
China Longyuan Power Group Corp. Ltd. Class Hb	4,000	2,643
China Mengniu Dairy Co. Ltd.[b]	2,000	5,600
China National Building Material Co. Ltd. Class H	4,000	5,223
China Oilfield Services Ltd. Class H	2,000	3,995
China Overseas Land & Investment Ltd.	6,000	17,768
China Pacific Insurance (Group) Co. Ltd. Class H	3,000	9,832
China Railway Construction Corp. Ltd. Class H	3,000	3,345
China Resources Enterprise Ltd.	2,000	7,135
China Resources Gas Group Ltd.	2,000	4,315
China Resources Land Ltd.	4,000	10,684
China Resources Power Holdings Co. Ltd.	2,000	4,485
China Shenhua Energy Co. Ltd. Class H	5,000	20,484
China State Construction International Holdings Ltd.	2,000	2,526
China Taiping Insurance Holdings Co. Ltd.[a]	1,200	1,994
China Telecom Corp. Ltd. Class H	8,000	4,356
China Unicom (Hong Kong) Ltd.[b]	6,000	9,352
CNOOC Ltd.	26,000	55,623
Country Garden Holdings Co. Ltd.[a]	7,000	3,342
CSR Corp Ltd. Class H	3,000	2,536
Dah Chong Hong Holdings Ltd.	2,000	2,059
Daphne International Holdings Ltd.	2,000	2,632
Dongfeng Motor Group Co. Ltd. Class H	4,000	5,626
ENN Energy Holdings Ltd.	2,000	9,006
Evergrande Real Estate Group Ltd.	2,000	999
Far East Horizon Ltd.	2,000	1,401
Geely Automobile Holdings Ltd.	5,000	2,361
Golden Eagle Retail Group Ltd.	1,000	2,364
Great Wall Motor Co. Ltd. Class H	1,500	4,906
Haier Electronics Group Co. Ltd.[a]	1,000	1,373
Haitong Securities Co. Ltd. Class Ha	2,000	2,606
Hengan International Group Co. Ltd.	1,000	9,032
Huaneng Power International Inc. Class H	4,000	3,391
Intime Department Store Group Co. Ltd.	1,500	1,715
Kunlun Energy Co. Ltd.	4,000	8,144
Lenovo Group Ltd.	10,000	9,419
Longfor Properties Co. Ltd.	1,500	2,876
Parkson Retail Group Ltd.	2,000	1,443
PetroChina Co. Ltd. Class H	28,000	37,502
PICC Property and Casualty Co. Ltd. Class H	4,000	5,146
Ping An Insurance (Group) Co. of China Ltd. Class H	2,500	18,919
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,000	4,134
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	800	1,499
Shimao Property Holdings Ltd.	1,500	3,046
Sihuan Pharmaceutical Holdings Group Ltd.	3,000	1,235
Sinopharm Group Co. Ltd. Class Hb	1,200	3,724
Sun Art Retail Group Ltd.	3,000	4,630
Tencent Holdings Ltd.	1,500	49,006
Tingyi (Cayman Islands) Holding Corp.	2,000	5,845
Uni-President China Holdings Ltd.	2,000	2,622

51

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

November 30, 2012

Security	Shares	Value

Want Want China Holdings Ltd.	9,000	$13,146
Wumart Stores Inc. Class H	1,000	2,083
Yingde Gases Group Co. Ltd.	1,500	1,488
Zhaojin Mining Industry Co. Ltd. Class H	1,500	2,543
Zhongsheng Group Holdings Ltd.	1,000	1,232
Zhuzhou CSR Times Electric Co. Ltd. Class Hb	1,000	3,032
ZTE Corp. Class H	800	1,208

		487,245
COLOMBIA — 1.08%
Almacenes Exito SA	202	4,008
Bancolombia SA SP ADR	213	13,690
Ecopetrol SA SP ADR	155	9,012
Isagen SA ESP	1,889	2,665

		29,375
CZECH REPUBLIC — 0.35%
CEZ AS	116	3,852
Komercni Banka AS	28	5,579

		9,431
EGYPT — 0.19%
Orascom Construction Industries SAE SP GDR[a]	139	5,196

		5,196
HUNGARY — 0.18%
MOL Hungarian Oil and Gas PLC	58	4,928

		4,928
INDIA — 6.94%
Adani Enterprises Ltd.	86	379
Adani Ports and Special Economic Zone Ltd.	608	1,455
Asian Paints Ltd.	40	3,184
Axis Bank Ltd.	212	5,144
Bharti Airtel Ltd.	854	5,291
Cipla Ltd.	486	3,705
Coal India Ltd.	242	1,631
Dabur India Ltd.	611	1,438
Divi’s Laboratories Ltd.	95	2,069
Dr. Reddy’s Laboratories Ltd.	145	4,850
Godrej Consumer Products Ltd.	169	2,288
HCL Technologies Ltd.	312	3,766
HDFC Bank Ltd.	2,182	28,238
Hindustan Unilever Ltd.	1,237	12,237
Housing Development Finance Corp. Ltd.	2,052	31,820
ICICI Bank Ltd.	342	6,915
Idea Cellular Ltd.[a]	1,021	1,822
ITC Ltd.	3,149	17,281
Kotak Mahindra Bank Ltd.	407	5,016
Larsen & Toubro Ltd.	151	4,630
LIC Housing Finance Ltd.	432	2,110
Lupin Ltd.	198	2,151
Maruti Suzuki (India) Ltd.	53	1,436
Ranbaxy Laboratories Ltd.[a]	99	918
Reliance Power Ltd.[a]	827	1,478
Satyam Computer Services Ltd.[a]	639	1,198
Sun Pharmaceuticals Industries Ltd.	437	5,703
Tata Consultancy Services Ltd.	675	16,306

Security	Shares	Value

Titan Industries Ltd.	328	$1,880
Ultratech Cement Ltd.	102	3,640
United Breweries Ltd.	148	2,173
United Spirits Ltd.	135	4,954
Zee Entertainment Enterprises Ltd.	643	2,307

		189,413
INDONESIA — 2.70%
PT Astra International Tbk	9,500	7,179
PT Bank Central Asia Tbk	18,000	16,511
PT Bank Mandiri (Persero) Tbk	9,000	7,740
PT Bank Rakyat Indonesia (Persero) Tbk	8,000	5,879
PT Charoen Pokphand Indonesia Tbk	10,500	3,749
PT Global Mediacom Tbk	2,500	625
PT Gudang Garam Tbk	1,000	5,509
PT Indocement Tunggal Prakarsa Tbk	2,000	4,847
PT Indosat Tbk	3,500	2,025
PT Jasa Marga (Persero) Tbk	3,000	1,782
PT Kalbe Farma Tbk	35,000	3,758
PT Media Nusantara Citra Tbk	1,500	418
PT Semen Gresik (Persero) Tbk	4,000	6,171
PT Unilever Indonesia Tbk	2,000	5,493
PT XL Axiata Tbk	3,500	1,879

		73,565
MALAYSIA — 3.46%
AirAsia Bhd	1,800	1,688
Axiata Group Bhd	3,600	7,011
British American Tobacco (Malaysia) Bhd	100	1,750
Bumi Armada Bhd[a]	1,800	2,191
CIMB Group Holdings Bhd	4,400	10,813
DiGi.Com Bhd	4,600	7,309
Felda Global Ventures Holdings Bhd	1,700	2,545
Gamuda Bhd	900	1,081
Genting Bhd	2,900	8,586
Genting Plantations Bhd	400	1,128
Hong Leong Bank Bhd	800	3,858
IJM Corp. Bhd	1,600	2,605
Kuala Lumpur Kepong Bhd	800	5,432
Lafarge Malayan Cement Bhd	700	2,204
Malaysia Marine and Heavy Engineering Holdings Bhd	800	1,161
Maxis Communications Bhd	1,500	3,173
MMC Corp. Bhd	2,300	2,035
Petronas Chemicals Group Bhd	3,900	7,634
Petronas Dagangan Bhd	300	2,282
Petronas Gas Bhd	900	5,448
Public Bank Bhd Foreign	1,500	7,668
Sapurakencana Petroleum Bhd[a]	3,300	3,072
SP Setia Bhd	1	1
Telekom Malaysia Bhd	1,100	1,979
UEM Land Holdings Bhd[a]	2,400	1,666

		94,320
MEXICO — 5.06%
Alfa SAB de CV Series A	3,700	7,677
Alpek SAB de CV	900	2,443
America Movil SAB de CV Series L	27,900	32,992
Arca Continental SAB de CV	500	3,644
Coca-Cola FEMSA SAB de CV Series L	700	10,076
El Puerto de Liverpool SA de CV Series C1	300	2,836

52

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

November 30, 2012

Security	Shares	Value

Grupo Bimbo SAB de CV Series A	2,400	$5,665
Grupo Financiero Banorte SAB de CV Series O	2,100	12,046
Grupo Financiero Inbursa SAB de CV Series O	1,500	4,162
Grupo Financiero Santander Mexico SAB de CV Series B	2,300	6,760
Grupo Televisa SAB de CV CPO	1,900	9,006
Kimberly-Clark de Mexico SAB de CV Series A	2,100	5,093
Mexichem SAB de CV	1,600	8,254
Minera Frisco SAB de CV Series A1[a]	900	3,604
Wal-Mart de Mexico SAB de CV Series V	7,600	23,861

		138,119
PERU — 0.66%
Credicorp Ltd.	100	13,990
Southern Copper Corp.	109	3,957

		17,947
PHILIPPINES — 1.02%
Aboitiz Equity Ventures Inc.	2,800	3,376
Ayala Land Inc.	8,000	4,696
DMCI Holdings Inc.	1,000	1,340
Energy Development Corp.	11,700	2,020
International Container Terminal Services Inc.	1,200	2,084
Jollibee Foods Corp.	660	1,687
SM Investments Corp.	310	6,649
SM Prime Holdings Inc.	10,200	3,881
Universal Robina Corp.	1,100	2,071

		27,804
POLAND — 1.49%
Bank Handlowy w Warszawie SA	68	2,108
Bank Pekao SA	175	8,729
BRE Bank SAa	20	1,999
Cyfrowy Polsat SAa	322	1,543
Eurocash SA	100	1,388
Kernel Holding SAa	78	1,678
Polski Koncern Naftowy Orlen SAa	437	6,316
Polskie Gornictwo Naftowe i Gazownictwo SAa	2,623	3,650
Powszechna Kasa Oszczednosci Bank Polski SA	582	6,406
Powszechny Zaklad Ubezpieczen SA	44	5,493
Synthos SA	700	1,262

		40,572
RUSSIA — 5.72%
LSR Group OJSC SP GDR[c]	324	1,361
Magnit OJSC SP GDR[c]	374	13,195
MMC Norilsk Nickel OJSC	67	10,427
Mobile TeleSystems OJSC SP ADR	750	13,072
NovaTek OAO SP GDR[c]	130	14,261
Rosneft Oil Co. OJSC	970	7,652
Rostelecom OJSC	1,710	6,026
RusHydro OJSC	174,000	4,140
Sberbank of Russia	15,520	45,892
Severstal OAO	30	342
Sistema JSFC SP GDR[c]	120	2,270
Surgutneftegas OJSC	5,300	4,471
Tatneft OAO, Class S	2,050	12,934
TMK OAO SP GDR[c]	91	1,400
Uralkali OJSC	1,900	14,148
VTB Bank OJSC	2,550,000	4,284

		155,875

Security	Shares	Value

SOUTH AFRICA — 7.34%
Anglo American Platinum Ltd.	94	$4,141
AngloGold Ashanti Ltd.	543	17,000
ArcelorMittal South Africa Ltd.[a]	298	1,040
Aspen Pharmacare Holdings Ltd.[a]	405	7,135
Assore Ltd.	48	2,062
Bidvest Group Ltd.	420	9,921
Discovery Holdings Ltd.	502	3,154
Foschini Group Ltd. (The)	301	4,338
Harmony Gold Mining Co. Ltd.	447	3,520
Impala Platinum Holdings Ltd.	256	4,169
Kumba Iron Ore Ltd.	108	6,615
Life Healthcare Group Holdings Ltd.	1,315	4,738
Massmart Holdings Ltd.	159	3,298
Mr. Price Group Ltd.	346	5,181
MTN Group Ltd.	2,424	44,657
Naspers Ltd. Class N	563	34,800
Netcare Ltd.	1,068	2,127
Northam Platinum Ltd.	349	1,375
Pick n Pay Stores Ltd.	377	1,714
PPC Ltd.	519	1,710
Shoprite Holdings Ltd.	617	13,338
SPAR Group Ltd. (The)	258	3,624
Tiger Brands Ltd.	149	5,024
Truworths International Ltd.	641	6,870
Woolworths Holdings Ltd.	1,091	8,708

		200,259
SOUTH KOREA — 15.07%
AmorePacific Corp.	4	4,529
AmorePacific Group	3	1,342
Celltrion Inc.	153	3,674
Cheil Industries Inc.	34	3,005
Cheil Worldwide Inc.	150	2,930
CJ CheilJedang Corp.	12	3,729
Daewoo International Corp.	50	1,845
Doosan Infracore Co. Ltd.[a]	220	3,301
E-Mart Co. Ltd.	30	6,040
Hankook Tire Co. Ltd.[a]	139	5,886
Honam Petrochemical Corp.	23	4,556
Hyundai Glovis Co. Ltd.	18	3,923
Hyundai Hysco Co. Ltd.	50	2,082
Hyundai Merchant Marine Co. Ltd.[a]	50	1,048
Hyundai Mobis Co. Ltd.	97	25,575
Hyundai Wia Corp.	22	3,698
Kia Motors Corp.	243	13,891
Korea Aerospace Industries Ltd.	50	1,274
Korea Zinc Co. Ltd.	13	5,240
Korean Air Lines Co. Ltd.[a]	50	2,076
LG Chem Ltd.	67	19,305
LG Household & Health Care Ltd.	13	7,755
LG Innotek Co. Ltd.[a]	15	1,184
LG Uplus Corp.	360	2,483
LS Corp.	25	2,182
LS Industrial Systems Co. Ltd.	23	1,551
Mando Corp.	21	2,376
NCsoft Corp.	22	3,281
NHN Corp.	59	13,730

53

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

November 30, 2012

Security	Shares	Value

ORION Corp.	5	$5,185
S1 Corp.	34	2,154
Samsung C&T Corp.	86	4,718
Samsung Electro-Mechanics Co. Ltd.	85	8,281
Samsung Electronics Co. Ltd.	160	207,748
Samsung SDI Co. Ltd.	49	7,037
Samsung Techwin Co. Ltd.	55	2,946
SK Hynix Inc.[a]	760	17,125
Yuhan Corp.	14	2,191

		410,876
TAIWAN — 10.56%
AU Optronics Corp.[a]	6,000	2,550
Cathay Financial Holding Co. Ltd.	5,000	5,326
Chailease Holding Co. Ltd.	1,000	2,034
Cheng Shin Rubber Industry Co. Ltd.	3,000	7,651
China Development Financial Holding Corp.[a]	7,000	1,708
China Life Insurance Co. Ltd.[a]	3,089	2,679
Chinatrust Financial Holding Co. Ltd.	6,528	3,786
Clevo Co.	1,000	1,311
Delta Electronics Inc.	3,000	10,739
E.Sun Financial Holding Co. Ltd.	6,000	3,315
Epistar Corp.	1,000	1,487
Far Eastern Department Stores Co. Ltd.	2,000	2,079
Far EasTone Telecommunications Co. Ltd.	2,000	5,011
Formosa Petrochemical Corp.	1,000	3,039
Foxconn Technology Co. Ltd.	1,000	3,494
Giant Manufacturing Co. Ltd.	1,000	5,301
Hiwin Technologies Corp.	50	367
Hon Hai Precision Industry Co. Ltd.	15,000	48,117
MediaTek Inc.	1,000	11,375
Nan Kang Rubber Tire Co. Ltd.	1,234	1,510
Pegatron Corp.[a]	2,000	2,609
President Chain Store Corp.	1,000	5,128
Radiant Opto-Electronics Corp.	1,000	4,526
Ruentex Industries Ltd.	1,000	2,268
Simplo Technology Co. Ltd.	100	506
Standard Foods Corp.	1,000	2,747
Taiwan Fertilizer Co. Ltd.	1,000	2,602
Taiwan Glass Industry Corp.	2,000	1,886
Taiwan Mobile Co. Ltd.	2,000	7,194
Taiwan Semiconductor Manufacturing Co. Ltd.	36,000	122,296
Uni-President Enterprises Co.	6,000	10,718
Wintek Corp.[a]	2,000	902
Yulon Motor Co. Ltd.	1,000	1,807

		288,068
THAILAND — 2.22%
Airports of Thailand PCL NVDR	1,100	3,369
Bank of Ayudhya PCL NVDR	2,800	2,828
Banpu PCL NVDR	50	644
BEC World PCL NVDR	1,600	3,037
Central Pattana PCL NVDR	1,700	4,487
Charoen Pokphand Foods PCL NVDR	4,600	4,909
CP All PCL NVDR	6,400	8,237
Kasikornbank PCL Foreign	2,100	12,796
Kasikornbank PCL NVDR	1,000	6,093
Siam Cement PCL Foreign	600	7,937
Siam Commercial Bank PCL NVDR	1,200	6,354

		60,691

Security	Shares	Value

TURKEY — 1.91%
Akbank TAS	888	$4,167
Anadolu Efes Biracilik ve Malt Sanayii AS	301	4,382
Arcelik AS	333	2,023
BIM Birlesik Magazalar AS	155	7,052
Coca-Cola Icecek AS	98	1,920
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,036	1,624
Koza Altin Isletmeleri AS	53	1,323
TAV Havalimanlari Holding AS	256	1,273
Turk Hava Yollari AOa	684	2,014
Turkcell Iletisim Hizmetleri ASa	560	3,371
Turkiye Garanti Bankasi AS	3,297	15,655
Turkiye Halk Bankasi AS	588	5,696
Yapi ve Kredi Bankasi ASa	596	1,572

		52,072

TOTAL COMMON STOCKS
(Cost: $2,331,891)		2,502,672

PREFERRED STOCKS — 6.67%

BRAZIL — 5.79%
Banco Bradesco SA	2,700	45,457
Braskem SA Class A	300	1,961
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	100	4,317
Companhia de Bebidas das Americas	1,100	46,181
Itau Unibanco Holding SA	3,200	48,789
Klabin SA	700	3,998
Lojas Americanas SA	600	5,351
Marcopolo SA	300	1,788

		157,842
CHILE — 0.35%
Embotelladora Andina SA Class B	316	2,027
Sociedad Quimica y Minera de Chile SA Series B	131	7,414

		9,441
COLOMBIA — 0.12%
Grupo Aval Acciones y Valores SA	5,074	3,412

		3,412
RUSSIA — 0.13%
Sberbank of Russia	1,700	3,629

		3,629
SOUTH KOREA — 0.28%
Samsung Electronics Co. Ltd.	10	7,610

		7,610

TOTAL PREFERRED STOCKS
(Cost: $192,940)		181,934

54

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

November 30, 2012

Security	Shares	Value

RIGHTS — 0.01%

SOUTH KOREA — 0.00%
Hyundai Merchant Marine Co. Ltd.[a]	3	$7

		7

THAILAND — 0.01%
PTT Exploration & Production PCL NVDR[a]	332	184

		184

TOTAL RIGHTS
(Cost: $0)		191

SHORT-TERM INVESTMENTS — 0.89%

MONEY MARKET FUNDS — 0.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e],f	22,693	22,693
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	1,609	1,609

		24,302

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,302)		24,302

TOTAL INVESTMENTS IN SECURITIES — 99.34%
(Cost: $2,549,133)		2,709,099
Other Assets, Less Liabilities — 0.66%		17,940

NET ASSETS — 100.00%		$2,727,039

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to consolidated schedules of investments.

55

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 92.42%

BRAZIL — 5.92%
ALL – America Latina Logistica SA	5,052,300	$18,886,207
Amil Participacoes SA	1,498,900	21,921,768
Anhanguera Educacional Participacoes SA	1,284,900	19,669,698
Banco Bradesco SA	5,277,500	81,240,453
Banco do Brasil SA	6,525,674	67,826,147
Banco Santander (Brasil) SA Units	8,270,880	56,891,727
BM&F Bovespa SA	20,538,300	125,100,461
BR Malls Participacoes SA	4,626,300	60,242,853
BR Properties SA	1,722,700	20,593,947
BRF – Brasil Foods SA	7,313,385	134,610,692
CCR SA	10,161,500	88,503,387
Centrais Eletricas Brasileiras SA	2,944,437	10,685,457
CETIP SA – Mercados Organizados	2,207,403	22,985,055
Cielo SA	3,416,952	90,205,588
Companhia de Bebidas das Americas	1,450,000	53,446,395
Companhia de Saneamento Basico do Estado de Sao Paulo	1,499,408	61,526,941
Companhia de Saneamento de Minas Gerais SA	345,400	7,373,340
Companhia Hering SA	1,489,500	33,803,453
Companhia Siderurgica Nacional SA	8,158,928	40,601,117
Cosan SA Industria e Comercio	1,380,500	25,730,477
CPFL Energia SA	2,368,936	25,678,457
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,389,500	28,653,174
Diagnosticos da America SA	2,664,100	15,696,452
Duratex SA	3,501,080	24,497,595
EcoRodovias Infraestrutura e Logistica SA	2,104,200	17,029,247
EDP Energias do Brasil SA	3,011,400	17,314,121
Embraer SA	6,242,600	38,823,760
Fibria Celulose SAa	2,846,461	28,370,088
Hypermarcas SAa	3,405,700	24,880,351
JBS SAa	5,594,565	14,357,968
Kroton Educacional SAa	640,000	12,581,404
Light SA	793,600	8,922,353
Localiza Rent A Car SA	1,255,500	21,173,162
Lojas Americanas SA	1,000,000	8,372,865
Lojas Renner SA	1,374,300	50,949,499
MPX Energia SAa	1,021,300	5,402,037
MRV Engenharia e Participacoes SA	3,222,800	17,291,209
Multiplan Empreendimentos Imobiliarios SA	696,200	19,485,674
Multiplus SA	346,800	8,143,548
Natura Cosmeticos SA	1,989,300	53,375,146
Obrascon Huarte Lain Brasil SA	1,351,300	12,179,649
Odontoprev SA	3,614,400	18,517,799
OGX Petroleo e Gas Participacoes SAa	14,508,900	29,871,265
Oi SA	1,577,308	6,749,202
PDG Realty SA Empreendimentos e Participacoes	12,646,700	18,058,144
Petroleo Brasileiro SA	34,116,774	309,122,573
Porto Seguro SA	974,500	10,415,315
Qualicorp SAa	1,250,000	12,304,317
Raia Drogasil SA	1,779,500	17,727,467
Souza Cruz SA	4,256,700	62,739,881
Sul America SA Units	1,274,271	9,369,640
TIM Participacoes SA	9,763,576	34,830,214
Totvs SA	1,240,600	23,534,912
Tractebel Energia SA	1,593,600	26,345,806
Ultrapar Participacoes SA	3,617,400	75,505,503
Vale SA	14,539,548	259,339,186

Security	Shares	Value

WEG SA	1,781,600	$23,030,645

		2,432,484,791
CHILE — 1.72%
AES Gener SA	14,372,650	9,298,508
Aguas Andinas SA Series A	15,361,689	10,490,099
Banco de Chile	239,096,670	35,751,379
Banco de Credito e Inversiones	284,060	18,767,396
Banco Santander (Chile) SA	200,356,636	13,516,833
Banco Santander (Chile) SA SP ADR[b]	2,707,940	72,924,824
CAP SA	512,288	16,828,744
Cencosud SA	9,251,917	48,161,534
Colbun SAa	61,351,207	16,645,271
Compania Cervecerias Unidas SA	677,485	9,839,559
CorpBanca SA	1,111,257,493	14,649,602
E.CL SA	6,510,105	15,084,869
Empresa Nacional de Electricidad SA	26,268,930	39,238,139
Empresa Nacional de Electricidad SA SP ADR	235,458	10,576,773
Empresa Nacional de Telecomunicaciones SA	844,075	17,333,686
Empresas CMPC SA	9,281,056	33,677,002
Empresas Copec SA	4,211,422	58,183,924
Enersis SA	31,310,423	10,556,402
Enersis SA SP ADR	4,111,719	69,693,637
LATAM Airlines Group SA	417,205	9,202,197
LATAM Airlines Group SA BDR[a]	701,965	15,671,002
LATAM Airlines Group SA SP ADR	2,224,109	49,264,014
S.A.C.I. Falabella SA	4,439,099	44,275,593
Sociedad Quimica y Minera de Chile SA Series B SP ADR	1,154,222	65,328,965
Vina Concha y Toro SA	1,036,021	2,015,980

		706,975,932
CHINA — 18.32%
Agile Property Holdings Ltd.[b]	17,346,000	23,366,590
Agricultural Bank of China Ltd. Class H	226,161,000	99,218,379
Air China Ltd. Class H	21,616,000	14,475,654
Aluminum Corp. of China Ltd. Class Ha,b	37,518,000	15,975,303
Angang Steel Co. Ltd. Class Ha,b	15,069,320	9,488,749
Anhui Conch Cement Co. Ltd. Class Hb	14,341,500	47,743,008
Anta Sports Products Ltd.[b]	9,771,402	7,136,229
AviChina Industry & Technology Co. Ltd. Class H	20,276,000	8,764,408
Bank of China Ltd. Class H	843,437,000	355,873,703
Bank of Communications Co. Ltd. Class H	85,644,600	62,768,799
BBMG Corp. Class H	11,514,500	9,746,404
Beijing Capital International Airport Co. Ltd. Class H	29,722,000	21,284,650
Beijing Enterprises Holdings Ltd.[b]	6,702,500	43,198,415
Belle International Holdings Ltd.[b]	48,474,000	101,826,017
Bosideng International Holdings Ltd.	22,714,000	6,916,735
Brilliance China Automotive Holdings Ltd.[a,b]	24,646,000	29,988,423
BYD Co. Ltd. Class Ha,b	4,081,500	10,469,638
China Agri-Industries Holdings Ltd.[b]	24,724,000	14,004,859
China BlueChemical Ltd. Class H	9,746,000	6,086,495
China CITIC Bank Corp. Ltd. Class H	72,392,800	37,363,785
China Coal Energy Co. Class H	44,069,000	44,466,756
China Communications Construction Co. Ltd. Class H	49,506,000	45,098,078
China Communications Services Corp. Ltd. Class H	11,286,000	6,349,244
China Construction Bank Corp. Class H	803,692,760	615,987,638
China COSCO Holdings Co. Ltd. Class Ha,b	28,470,500	13,041,242
China Everbright Ltd.[b]	18,368,000	26,497,150
China Foods Ltd.	9,090,000	9,183,773
China Gas Holdings Ltd.	37,030,000	26,756,989
China International Marine Containers (Group) Co. Ltd. Class B	461,800	577,991

56

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2012

Security	Shares	Value

China Life Insurance Co. Ltd. Class H	85,015,000	$250,655,512
China Longyuan Power Group Corp. Ltd. Class H	16,714,000	11,041,952
China Mengniu Dairy Co. Ltd.	15,310,000	42,867,723
China Merchants Bank Co. Ltd. Class H	44,212,042	84,658,383
China Merchants Holdings (International) Co. Ltd.	12,424,000	37,672,531
China Minsheng Banking Corp. Ltd. Class Hb	58,603,700	57,469,064
China Mobile Ltd.	68,588,500	784,116,373
China National Building Material Co. Ltd. Class Hb	32,036,000	41,832,546
China Oilfield Services Ltd. Class H	15,502,000	30,963,795
China Overseas Land & Investment Ltd.[b]	48,222,960	142,801,264
China Pacific Insurance (Group) Co. Ltd. Class H	21,521,200	70,533,542
China Petroleum & Chemical Corp. Class H	189,110,000	200,577,312
China Railway Construction Corp. Ltd. Class Hb	21,004,000	23,415,921
China Railway Group Ltd. Class H	40,067,000	23,316,259
China Resources Cement Holdings Ltd.[b]	24,016,000	15,091,247
China Resources Enterprise Ltd.[b]	15,514,000	55,349,591
China Resources Gas Group Ltd.[b]	6,672,000	14,394,209
China Resources Land Ltd.[b]	25,642,000	68,488,513
China Resources Power Holdings Co. Ltd.	22,038,999	49,423,914
China Shanshui Cement Group Ltd.	20,991,000	14,327,958
China Shenhua Energy Co. Ltd. Class H	38,040,000	155,840,285
China Shipping Container Lines Co. Ltd. Class Ha,b	43,399,000	11,479,661
China Shipping Development Co. Ltd. Class Hb	14,464,000	7,147,969
China Southern Airlines Co. Ltd. Class H	13,328,000	5,950,269
China State Construction International Holdings Ltd.	16,056,000	20,282,223
China Taiping Insurance Holdings Co. Ltd.[a,b]	6,915,800	11,493,539
China Telecom Corp. Ltd. Class H	145,104,000	79,010,959
China Unicom (Hong Kong) Ltd.	56,304,000	87,761,024
China Vanke Co. Ltd. Class B	7,833,561	12,129,307
Chongqing Rural Commercial Bank Co. Ltd. Class Hb	25,667,000	11,790,185
CITIC Pacific Ltd.[b]	15,425,000	19,485,132
CITIC Securities Co. Ltd. Class H	5,042,000	9,485,405
CNOOC Ltd.	202,451,000	433,111,732
COSCO Pacific Ltd.	14,628,000	20,648,940
Country Garden Holdings Co. Ltd.[a]	42,197,381	20,145,716
CSG Holding Co. Ltd. Class B	1,648,520	821,064
CSR Corp Ltd. Class Hb	19,873,000	16,795,782
Dah Chong Hong Holdings Ltd.[b]	9,267,000	9,541,959
Daphne International Holdings Ltd.[b]	10,078,000	13,263,863
Datang International Power Generation Co. Ltd. Class H	29,718,000	10,429,992
Dongfang Electric Corp. Ltd. Class Hb	5,202,000	8,860,123
Dongfeng Motor Group Co. Ltd. Class H	28,940,000	40,702,447
ENN Energy Holdings Ltd.	9,160,000	41,249,282
Evergrande Real Estate Group Ltd.[b]	58,750,388	29,337,101
Far East Horizon Ltd.	12,705,000	8,901,639
Fosun International Ltd.[b]	13,742,000	8,138,758
Franshion Properties (China) Ltd.[b]	25,412,000	8,820,366
GCL-Poly Energy Holdings Ltd.[b]	87,886,000	14,628,672
Geely Automobile Holdings Ltd.[b]	35,010,000	16,533,648
Golden Eagle Retail Group Ltd.[b]	6,931,000	16,383,884
GOME Electrical Appliances Holdings Ltd.[a,b]	105,847,200	10,652,940
Great Wall Motor Co. Ltd. Class Hb	11,139,500	36,436,710
Guangdong Investment Ltd.	32,426,110	26,359,119
Guangzhou Automobile Group Co. Ltd. Class H	26,300,742	21,413,756
Guangzhou R&F Properties Co. Ltd. Class Hb	13,243,600	22,590,873
Haier Electronics Group Co. Ltd.[a]	9,256,000	12,707,510
Haitong Securities Co. Ltd. Class Ha	9,705,600	12,648,507
Hengan International Group Co. Ltd.[b]	8,018,000	72,420,178
Huabao International Holdings Ltd.[b]	17,878,000	8,073,883
Huaneng Power International Inc. Class H	43,126,000	36,559,483
Industrial and Commercial Bank of China Ltd. Class H	721,134,085	486,646,056
Inner Mongolia Yitai Coal Co. Ltd. Class B	4,807,075	26,785,022
Intime Department Store Group Co. Ltd.[b]	10,797,500	12,343,901

Security	Shares	Value

Jiangsu Expressway Co. Ltd. Class H	10,972,000	$9,811,028
Jiangxi Copper Co. Ltd. Class H	16,777,000	43,078,729
Kingboard Chemical Holdings Co. Ltd.[b]	5,034,000	14,939,517
Kunlun Energy Co. Ltd.[b]	33,830,000	68,881,801
Lee & Man Paper Manufacturing Ltd.	13,561,000	8,154,045
Lenovo Group Ltd.[b]	70,676,000	66,571,803
Longfor Properties Co. Ltd.[b]	18,127,000	34,756,836
Minmetals Resources Ltd.[a]	18,048,000	7,032,853
Nine Dragons Paper (Holdings) Ltd.[b]	18,186,000	13,328,492
Parkson Retail Group Ltd.[b]	9,697,500	6,994,668
PetroChina Co. Ltd. Class H	239,316,000	320,526,975
PICC Property and Casualty Co. Ltd. Class H	33,293,200	42,829,815
Ping An Insurance (Group) Co. of China Ltd. Class H	20,590,500	155,822,585
Poly Property Group Co. Ltd.[a,b]	24,561,458	16,986,912
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	12,976,000	13,411,237
Shanghai Electric Group Co. Ltd. Class H	16,992,000	6,687,131
Shanghai Industrial Holdings Ltd.[b]	7,453,000	24,378,365
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	5,577,900	10,450,398
Shimao Property Holdings Ltd.[b]	17,886,500	36,326,670
Shougang Fushan Resources Group Ltd.[b]	23,444,000	8,742,287
Shui On Land Ltd.[b]	56,088,950	28,297,597
Sihuan Pharmaceutical Holdings Group Ltd.[b]	17,847,000	7,346,008
Sino-Ocean Land Holdings Ltd.[b]	54,719,000	41,374,358
Sinopec Shanghai Petrochemical Co. Ltd. Class H	35,810,000	10,442,591
Sinopharm Group Co. Ltd. Class Hb	10,117,200	31,395,754
SOHO China Ltd.[b]	32,375,500	24,438,123
Sun Art Retail Group Ltd.[b]	21,664,000	33,432,228
Tencent Holdings Ltd.	11,451,900	374,142,242
Tingyi (Cayman Islands) Holding Corp.[b]	21,094,000	61,648,518
Tsingtao Brewery Co. Ltd. Class Hb	4,146,000	23,324,443
Uni-President China Holdings Ltd.[b]	5,031,000	6,595,436
Want Want China Holdings Ltd.[b]	69,251,000	101,150,486
Weichai Power Co. Ltd. Class Hb	4,076,200	15,331,673
Wumart Stores Inc. Class H	2,389,750	4,976,815
Yanzhou Coal Mining Co. Ltd. Class H	21,802,800	33,365,102
Yingde Gases Group Co. Ltd.[b]	10,247,500	10,168,099
Yuexiu Property Co. Ltd.	57,958,000	18,621,224
Zhaojin Mining Industry Co. Ltd. Class H	11,139,000	18,885,873
Zhejiang Expressway Co. Ltd. Class H	31,170,000	23,769,485
Zhongsheng Group Holdings Ltd.[b]	6,416,000	7,906,117
Zhuzhou CSR Times Electric Co. Ltd. Class H	5,282,000	16,016,284
Zijin Mining Group Co. Ltd. Class Hb	72,348,000	29,125,717
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	11,942,040	15,362,758
ZTE Corp. Class Hb	7,022,000	10,600,886

		7,525,891,541

COLOMBIA — 1.12%
Almacenes Exito SA	1,846,443	36,637,288
Bancolombia SA	168,786	2,578,782
Bancolombia SA SP ADR[b]	2,210,127	142,044,862
Cementos Argos SA	2,856,225	14,357,280
Corporacion Financiera Colombiana SA	929,638	17,154,744
Ecopetrol SA	53,981,336	157,392,566
Grupo Argos SA	2,251,303	23,675,395
Grupo de Inversiones Suramericana SA	2,230,696	43,302,668
Interconexion Electrica SA ESP	2,906,033	15,216,300
Isagen SA ESP	6,381,235	9,003,878

		461,363,763

CZECH REPUBLIC — 0.30%
CEZ AS	2,243,861	74,502,746

57

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2012

Security	Shares	Value

Komercni Banka AS	214,889	$42,820,721
Telefonica O2 Czech Republic AS	344,412	6,134,384

		123,457,851

EGYPT — 0.28%
Orascom Construction Industries SAE SP GDR[a,b]	1,950,736	72,918,512
Orascom Telecom Holding SAE SP GDR[a,b,c]	15,284,795	43,882,646

		116,801,158
HUNGARY — 0.24%
Magyar Telekom Telecommunications PLC	3,888,648	7,068,250
MOL Hungarian Oil and Gas PLC	560,634	47,633,149
OTP Bank PLC[b]	2,429,899	45,853,141

		100,554,540
INDIA — 6.94%
ACC Ltd.	629,995	16,028,129
Adani Enterprises Ltd.	1,923,161	8,476,475
Adani Ports and Special Economic Zone Ltd.	3,038,764	7,270,799
Aditya Birla Nuvo Ltd.	106,759	2,091,020
Ambuja Cements Ltd.	6,281,582	24,020,021
Asian Paints Ltd.	247,144	19,674,971
Axis Bank Ltd.	2,212,871	53,695,531
Axis Bank Ltd. SP GDR[c]	676,205	16,627,881
Bajaj Auto Ltd.	758,683	26,931,538
Bank of Baroda	835,878	11,718,734
Bank of India	992,327	5,119,893
Bharat Heavy Electricals Ltd.	5,364,654	23,112,541
Bharat Petroleum Corp. Ltd.	1,595,234	10,191,080
Bharti Airtel Ltd.	6,492,290	40,222,479
Cairn India Ltd.	2,388,322	14,491,510
Canara Bank Ltd.	816,310	6,971,538
Cipla Ltd.	3,069,101	23,395,583
Coal India Ltd.	5,913,118	39,846,556
Dabur India Ltd.	2,317,479	5,455,523
Divi’s Laboratories Ltd.	230,000	5,010,148
DLF Ltd.	4,179,328	16,119,552
Dr. Reddy’s Laboratories Ltd.	550,815	18,423,620
Dr. Reddy’s Laboratories Ltd. SP ADR	1,063,468	35,668,717
GAIL (India) Ltd.	3,668,676	23,831,725
Godrej Consumer Products Ltd.	906,198	12,267,284
HCL Technologies Ltd.	1,382,652	16,687,398
HDFC Bank Ltd.	12,817,138	165,872,310
HDFC Bank Ltd. SP ADR[b]	1,646,014	69,330,110
Hero Motocorp Ltd.	616,364	20,698,250
Hindalco Industries Ltd.	10,172,359	21,805,259
Hindustan Unilever Ltd.	9,303,403	92,033,480
Housing Development Finance Corp. Ltd.	14,875,611	230,675,207
ICICI Bank Ltd.	3,057,922	61,830,233
ICICI Bank Ltd. SP ADR	1,258,027	51,566,527
Idea Cellular Ltd.(a)	7,531,210	13,436,969
Infosys Ltd.	4,388,084	196,582,452
Infosys Ltd. SP ADR	652,528	29,004,870
Infrastructure Development Finance Co. Ltd.	9,912,358	31,562,100
ITC Ltd.	23,303,602	127,881,702
Jaiprakash Associates Ltd.	7,796,703	13,781,653
Jindal Steel & Power Ltd.	3,455,772	25,606,194
JSW Steel Ltd.	725,132	9,902,828
Kotak Mahindra Bank Ltd.	2,465,845	30,392,973
Larsen & Toubro Ltd.	1,849,169	56,700,597

Security	Shares	Value

Larsen & Toubro Ltd. SP GDR[c]	1,073,139	$32,956,099
LIC Housing Finance Ltd.	3,474,583	16,972,088
Lupin Ltd.	1,324,306	14,388,544
Mahindra & Mahindra Ltd.	3,018,928	52,558,596
Maruti Suzuki (India) Ltd.	367,198	9,949,348
NTPC Ltd.	4,491,059	13,408,364
Oil & Natural Gas Corp. Ltd.	8,423,668	41,030,441
Piramal Enterprises Ltd.	275,511	2,521,866
Power Finance Corp. Ltd.	3,008,482	10,644,036
Power Grid Corp. of India Ltd.	9,596,851	20,800,969
Ranbaxy Laboratories Ltd.[a]	1,060,932	9,833,052
Reliance Capital Ltd.	890,747	6,942,406
Reliance Communications Ltd.	3,269,525	4,297,657
Reliance Industries Ltd.	13,718,626	200,174,160
Reliance Industries Ltd. SP GDR[d]	1,008,480	29,679,566
Reliance Infrastructure Ltd.	922,303	8,228,581
Reliance Power Ltd.[a]	5,034,760	8,996,758
Rural Electrification Corp. Ltd.	2,085,680	8,843,866
Satyam Computer Services Ltd.[a]	5,502,742	10,313,532
Sesa Goa Ltd.	2,457,652	8,232,084
Shriram Transport Finance Co. Ltd.	1,051,045	12,950,876
Siemens Ltd.	356,199	4,391,342
State Bank of India	1,373,869	54,815,845
State Bank of India SP GDR	120,230	9,858,860
Sterlite Industries (India) Ltd.	8,024,530	16,013,654
Sterlite Industries (India) Ltd. SP ADR	4,367,023	34,455,811
Sun Pharmaceuticals Industries Ltd.	3,086,827	40,282,823
Tata Communications Ltd. SP ADR[b]	5,019,050	42,160,020
Tata Consultancy Services Ltd.	5,258,228	127,021,079
Tata Motors Ltd.	8,430,943	42,383,332
Tata Motors Ltd. SP ADR	1,503,233	37,686,051
Tata Power Co. Ltd.	8,355,135	16,558,205
Tata Steel Ltd.	2,717,208	19,291,952
Titan Industries Ltd.	2,370,435	13,583,318
Ultratech Cement Ltd.	623,201	22,242,530
Unitech Ltd.[a]	10,713,845	6,243,752
United Breweries Ltd.	410,000	6,019,414
United Spirits Ltd.	834,100	30,609,990
Wipro Ltd.	170,300	1,231,188
Wipro Ltd. SP ADR	6,653,235	58,215,806
Zee Entertainment Enterprises Ltd.	3,394,675	12,182,012

		2,850,983,833
INDONESIA — 2.68%
PT Adaro Energy Tbk	121,920,000	17,029,530
PT Astra Agro Lestari Tbk	4,564,000	8,563,298
PT Astra International Tbk	237,370,500	179,385,639
PT Bank Central Asia Tbk	154,707,000	141,910,835
PT Bank Danamon Indonesia Tbk	41,637,716	23,437,084
PT Bank Mandiri (Persero) Tbk	107,345,900	92,312,886
PT Bank Negara Indonesia (Persero) Tbk	81,442,276	31,410,478
PT Bank Rakyat Indonesia (Persero) Tbk	133,125,122	97,830,000
PT Bukit Asam (Persero) Tbk	5,193,500	7,578,986
PT Bumi Resources Tbk	180,089,500	11,075,500
PT Charoen Pokphand Indonesia Tbk	93,011,445	33,206,254
PT Global Mediacom Tbk	9,677,934	2,421,123
PT Gudang Garam Tbk	6,924,000	38,143,889
PT Indo Tambangraya Megah Tbk	4,020,500	16,449,119
PT Indocement Tunggal Prakarsa Tbk	11,059,000	26,801,663
PT Indofood Sukses Makmur Tbk	53,179,000	32,427,909
PT Indosat Tbk	3,311,560	1,915,793
PT Jasa Marga (Persero) Tbk	18,047,000	10,722,666

58

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2012

Security	Shares	Value

PT Kalbe Farma Tbk	193,545,515	20,779,891
PT Media Nusantara Citra Tbk	2,592,527	722,886
PT Perusahaan Gas Negara (Persero) Tbk	147,853,500	69,738,582
PT Semen Gresik (Persero) Tbk	28,975,500	44,700,829
PT Telekomunikasi Indonesia (Persero) Tbk	108,011,000	101,328,921
PT Unilever Indonesia Tbk	11,935,500	32,782,658
PT United Tractors Tbk	25,452,153	45,234,712
PT Vale Indonesia Tbk	12,928,172	2,796,264
PT XL Axiata Tbk	19,347,500	10,386,160

		1,101,093,555
MALAYSIA — 3.56%
AirAsia Bhd	15,249,200	14,297,301
Alliance Financial Group Bhd	8,305,900	11,202,957
AMMB Holdings Bhd	27,489,975	57,697,521
Axiata Group Bhd	28,509,800	55,523,650
Berjaya Sports Toto Bhd	15,570,600	23,050,481
British American Tobacco (Malaysia) Bhd	1,642,200	28,740,864
Bumi Armada Bhd[a]	10,095,700	12,288,540
CIMB Group Holdings Bhd	50,496,600	124,092,311
DiGi.Com Bhd	26,615,600	42,290,763
Felda Global Ventures Holdings Bhd	12,255,800	18,344,894
Gamuda Bhd	33,591,200	40,334,857
Genting Bhd	25,241,700	74,734,863
Genting Malaysia Bhd	49,651,400	55,862,419
Genting Plantations Bhd	4,465,400	12,589,350
Hong Leong Bank Bhd	3,791,300	18,284,549
Hong Leong Financial Group Bhd	795,700	3,340,121
IHH Healthcare Bhd[a]	22,505,500	25,764,994
IJM Corp. Bhd	20,621,520	33,580,566
IOI Corp. Bhd	42,070,020	68,646,204
Kuala Lumpur Kepong Bhd	6,299,800	42,775,844
Lafarge Malayan Cement Bhd	4,027,100	12,678,459
Malayan Banking Bhd	43,700,000	130,104,449
Malaysia Airports Holdings Bhd	5,029,500	8,785,803
Malaysia Marine and Heavy Engineering Holdings Bhd	5,483,900	7,955,917
Maxis Communications Bhd	19,801,800	41,886,857
MISC Bhd[a]	8,156,800	10,787,182
MMC Corp. Bhd	13,975,700	12,367,673
Parkson Holdings Bhd	7,932,810	11,821,903
Petronas Chemicals Group Bhd	20,896,000	40,901,785
Petronas Dagangan Bhd	1,259,800	9,581,899
Petronas Gas Bhd	4,737,000	28,673,674
PPB Group Bhd	5,635,000	22,245,250
Public Bank Bhd Foreign	8,317,500	42,521,244
RHB Capital Bhd	4,189,400	10,336,541
Sapurakencana Petroleum Bhd[a]	17,975,100	16,734,775
Sime Darby Bhd	32,601,473	96,203,705
SP Setia Bhd	14	14
Telekom Malaysia Bhd	12,105,200	21,783,187
Tenaga Nasional Bhd	38,598,050	88,122,532
UEM Land Holdings Bhd[a]	11,490,400	7,975,901
UMW Holdings Bhd	8,198,800	28,644,216
YTL Corp. Bhd	48,110,262	28,013,871
YTL Power International Bhd	38,627,160	20,077,609

		1,461,647,495
MEXICO — 5.18%
Alfa SAB de CV Series A	43,838,000	90,954,219
Alpek SAB de CV	4,591,100	12,463,834
America Movil SAB de CV Series L	444,793,800	525,965,652

Security	Shares	Value

Arca Continental SAB de CV	5,678,836	41,389,799
Cemex SAB de CV CPO[a,b]	115,055,502	102,573,500
Coca-Cola FEMSA SAB de CV Series L	2,897,393	41,707,965
Compartamos SAB de CVb	11,512,100	17,479,494
Controladora Comercial Mexicana SAB de CV BC Units	3,300,000	10,330,177
El Puerto de Liverpool SA de CV Series C1	2,244,400	21,216,270
Fomento Economico Mexicano SAB de CV BD Units	24,244,800	237,647,579
Grupo Aeroportuario del Pacifico SAB de CV Series B	166,800	855,696
Grupo Aeroportuario del Sureste SAB de CV Series B	2,000,000	20,580,645
Grupo Bimbo SAB de CV Series Ab	8,104,500	19,129,401
Grupo Carso SAB de CV Series A1	1,932,741	7,894,386
Grupo Financiero Banorte SAB de CV Series O	19,631,856	112,608,734
Grupo Financiero Inbursa SAB de CV Series O	16,260,500	45,112,652
Grupo Financiero Santander Mexico SAB de CV Series B	16,841,900	49,501,841
Grupo Mexico SAB de CV Series B	44,857,688	146,079,045
Grupo Modelo SAB de CV Series Cb	8,612,398	77,227,220
Grupo Televisa SAB de CV CPO	30,890,800	146,423,422
Industrias CH SAB de CV Series Ba	1,400,000	8,898,262
Industrias Penoles SAB de CV	1,579,208	78,964,983
Kimberly-Clark de Mexico SAB de CV Series A	26,351,900	63,912,563
Mexichem SAB de CV	8,268,392	42,654,187
Minera Frisco SAB de CV Series A1[a,b]	2,971,941	11,902,162
Wal-Mart de Mexico SAB de CV Series V	62,448,200	196,065,074

		2,129,538,762
PERU— 0.62%
Compania de Minas Buenaventura SA SP ADR	2,383,740	78,115,160
Credicorp Ltd.	755,000	105,624,500
Southern Copper Corp.[b]	1,903,752	69,106,197

		252,845,857
PHILIPPINES — 0.93%
Aboitiz Equity Ventures Inc.	21,914,900	26,422,220
Aboitiz Power Corp.	5,096,364	4,418,344
Alliance Global Group Inc.	6,000,380	2,391,934
Ayala Corp.	3,407,006	40,094,186
Ayala Land Inc.	55,422,500	32,529,714
Bank of the Philippine Islands	15,928,994	34,670,591
BDO Unibank Inc.[a]	2,605,466	4,552,716
DMCI Holdings Inc.	1,198,000	1,605,537
Energy Development Corp.	1,312,000	226,528
Globe Telecom Inc.	686,010	18,874,083
International Container Terminal Services Inc.	8,412,000	14,606,310
Jollibee Foods Corp.	14,200,819	36,292,140
Metropolitan Bank & Trust Co.	630,385	1,538,577
Philippine Long Distance Telephone Co.	519,215	32,836,635
San Miguel Corp.	5,211,469	13,892,153
SM Investments Corp.	2,643,451	56,696,173
SM Prime Holdings Inc.	111,964,925	42,606,364
Universal Robina Corp.	8,932,100	16,820,046

		381,074,251
POLAND — 1.48%
Asseco Poland SA	677,596	9,307,796
Bank Handlowy w Warszawie SA	370,870	11,495,662
Bank Millennium SAa	4,737,133	6,427,752
Bank Pekao SA	1,386,936	69,179,007
BRE Bank SAa,b	164,409	16,432,320
Cyfrowy Polsat SAa	2,598,990	12,453,845
ENEA SA	1,290,355	6,366,783

59

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2012

Security	Shares	Value

Eurocash SA	589,214	$8,181,328
Grupa Lotos SAa,b	732,261	8,743,173
Jastrzebska Spolka Weglowa SAb	477,232	13,200,050
Kernel Holding SAa	494,183	10,628,768
KGHM Polska Miedz SA	1,566,949	88,565,713
Polska Grupa Energetyczna SA	7,177,988	41,637,847
Polski Koncern Naftowy Orlen SAa,b	3,742,570	54,096,895
Polskie Gornictwo Naftowe i Gazownictwo SAa	20,176,830	28,079,658
Powszechna Kasa Oszczednosci Bank Polski SA	7,999,860	88,053,747
Powszechny Zaklad Ubezpieczen SA	613,724	76,617,229
Synthos SA	6,808,140	12,274,097
Tauron Polska Energia SA	12,429,836	17,023,133
Telekomunikacja Polska SAb	8,430,006	31,462,708

		610,227,511
RUSSIA — 5.61%
Federal Grid Co. of Unified Energy System OJSC[a]	2,758,898,500	18,607,588
Gazprom OAO	118,647,077	532,215,929
IDGC Holding JSC[a]	195,978,700	12,723,440
INTER RAO UES OJSC[a]	10,827,841,700	8,783,463
LSR Group OJSC SP GDR[c]	2,061,444	8,658,065
LUKOIL OAO	5,607,517	351,792,276
Magnit OJSC SP GDR[b,c]	2,884,318	101,758,739
Mechel OAO SP ADR[b]	1,744,565	10,641,847
MMC Norilsk Nickel OJSC	583,553	90,816,335
Mobile TeleSystems OJSC SP ADR	5,771,299	100,593,742
NovaTek OAO SP GDR[c]	1,041,315	114,232,256
Novolipetsk Steel OJSC SP GDR[c]	738,445	14,665,518
Rosneft Oil Co. OJSC	14,281,427	112,666,837
Rostelecom OJSC	14,328,680	50,494,243
RusHydro OJSC	1,318,604,100	31,372,231
RusHydro OJSC SP ADR	1,470,754	3,337,141
Sberbank of Russia	117,933,681	348,722,422
Severstal OAO	2,278,003	25,938,524
Sistema JSFC SP GDR[c]	1,146,613	21,693,918
Surgutneftegas OJSC	86,187,910	72,708,568
Tatneft OAO, Class S	17,493,730	110,370,858
TMK OAO SP GDR[c]	736,355	11,332,503
Uralkali OJSC	13,658,755	101,710,255
VTB Bank OJSC	28,844,912,000	48,454,693

		2,304,291,391
SOUTH AFRICA — 7.37%
Absa Group Ltd.	2,531,313	40,406,845
African Bank Investments Ltd.	11,594,526	41,381,515
African Rainbow Minerals Ltd.	641,230	12,865,174
Anglo American Platinum Ltd.[b]	661,564	29,142,066
AngloGold Ashanti Ltd.	4,232,059	132,499,912
ArcelorMittal South Africa Ltd.[a]	4,093,471	14,287,213
Aspen Pharmacare Holdings Ltd.[a]	2,163,889	38,120,640
Assore Ltd.	112,176	4,818,242
Aveng Ltd.	2,857,108	8,656,343
Barloworld Ltd.	2,371,477	19,435,009
Bidvest Group Ltd.	3,674,453	86,798,656
Discovery Holdings Ltd.	423,442	2,660,726
Exxaro Resources Ltd.[b]	1,922,247	33,426,525
FirstRand Ltd.	40,651,077	132,957,339
Foschini Group Ltd. (The)	3,432,288	49,463,838
Gold Fields Ltd.	8,170,435	101,381,871
Growthpoint Properties Ltd.	7,140,501	19,696,492
Harmony Gold Mining Co. Ltd.	4,421,053	34,813,322

Security	Shares	Value

Impala Platinum Holdings Ltd.	5,663,139	$92,229,484
Imperial Holdings Ltd.	2,505,132	53,191,642
Investec Ltd.	5,677,278	34,932,080
Kumba Iron Ore Ltd.[b]	744,532	45,601,212
Liberty Holdings Ltd.	1,360,254	16,195,506
Life Healthcare Group Holdings Ltd.	8,341,324	30,052,395
Massmart Holdings Ltd.	606,722	12,584,739
MMI Holdings Ltd.	8,464,746	19,889,804
Mr. Price Group Ltd.	2,114,151	31,657,875
MTN Group Ltd.	18,696,688	344,446,465
Naspers Ltd. Class N	4,536,558	280,409,636
Nedbank Group Ltd.	3,434,771	69,349,743
Netcare Ltd.	21,473,240	42,768,058
Northam Platinum Ltd.	1,190,401	4,690,892
Pick n Pay Stores Ltd.	6,225,256	28,309,043
PPC Ltd.	6,679,991	22,006,163
Redefine Properties Ltd.	3,068,375	3,302,634
Remgro Ltd.	2,844,413	47,905,937
Reunert Ltd.	2,562,081	21,187,454
RMB Holdings Ltd.	2,900,901	12,796,508
RMI Holdings Ltd.	2,329,415	5,754,103
Sanlam Ltd.	24,523,448	112,927,304
Sappi Ltd.[a]	2,893,568	9,421,631
Sasol Ltd.	6,484,805	273,537,441
Shoprite Holdings Ltd.	5,688,753	122,973,753
SPAR Group Ltd. (The)	2,024,854	28,439,921
Standard Bank Group Ltd.	13,947,995	165,125,894
Steinhoff International Holdings Ltd.[a]	6,746,986	20,806,353
Tiger Brands Ltd.	2,356,277	79,454,279
Truworths International Ltd.	6,407,435	68,677,627
Vodacom Group Ltd.	3,019,819	40,459,638
Woolworths Holdings Ltd.	10,348,420	82,594,883

		3,026,491,825
SOUTH KOREA — 14.74%
AmorePacific Corp.[b]	42,542	48,165,944
AmorePacific Group[b]	22,806	10,204,098
BS Financial Group Inc.	1,634,890	18,268,614
Celltrion Inc.[b]	1,349,740	32,408,219
Cheil Industries Inc.[b]	525,317	46,426,409
Cheil Worldwide Inc.	997,390	19,480,813
CJ CheilJedang Corp.[b]	101,297	31,478,451
CJ Corp.	165,063	16,386,639
Daelim Industrial Co. Ltd.[b]	269,464	19,634,030
Daewoo Engineering & Construction Co. Ltd.[a,b]	716,350	6,284,642
Daewoo International Corp.[b]	267,196	9,857,764
Daewoo Securities Co. Ltd.	1,652,420	16,328,110
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	1,105,480	24,807,835
DGB Financial Group Inc.	890,010	11,095,844
Dongbu Insurance Co. Ltd.	343,506	14,750,916
Doosan Corp.[b]	133,868	15,638,641
Doosan Heavy Industries & Construction Co. Ltd.[b]	431,015	16,180,228
Doosan Infracore Co. Ltd.[a,b]	983,990	14,766,438
E-Mart Co. Ltd.[b]	257,391	51,818,108
GS Engineering & Construction Corp.[b]	363,884	17,944,688
GS Holdings Corp.	511,716	33,693,818
Hana Financial Group Inc.	2,299,440	71,349,849
Hankook Tire Co. Ltd.[a,b]	809,378	34,270,657
Hanwha Chemical Corp.[b]	869,600	13,411,202
Hanwha Corp.	399,240	11,742,895
Hanwha Life Insurance Co. Ltd.	2,321,890	16,124,683
Honam Petrochemical Corp.	151,641	30,038,320

60

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2012

Security	Shares	Value

Hyosung Corp.	263,753	$16,514,248
Hyundai Department Store Co. Ltd.[b]	132,640	18,434,982
Hyundai Development Co.[b]	494,380	9,450,677
Hyundai Engineering & Construction Co. Ltd.	796,148	49,995,903
Hyundai Glovis Co. Ltd.	124,816	27,202,822
Hyundai Heavy Industries Co. Ltd.	468,032	91,198,921
Hyundai Hysco Co. Ltd.	364,823	15,194,641
Hyundai Marine & Fire Insurance Co. Ltd.	711,290	21,972,250
Hyundai Merchant Marine Co. Ltd.[a,b]	432,582	9,068,303
Hyundai Mipo Dockyard Co. Ltd.[b]	138,653	14,469,030
Hyundai Mobis Co. Ltd.[b]	762,117	200,936,790
Hyundai Motor Co.	1,807,920	376,493,476
Hyundai Securities Co. Ltd.	594,240	4,477,996
Hyundai Steel Co.	641,463	47,568,434
Hyundai Wia Corp.	147,965	24,869,216
Industrial Bank of Korea	1,472,380	15,636,856
Kangwon Land Inc.[b]	739,210	21,128,088
KB Financial Group Inc.	4,285,975	141,104,501
KCC Corp.	28,648	7,566,448
Kia Motors Corp.	2,886,708	165,015,676
Korea Aerospace Industries Ltd.[b]	497,820	12,688,583
Korea Electric Power Corp.[a]	1,744,146	43,005,678
Korea Electric Power Corp. SP ADR[a]	2,637,530	32,362,493
Korea Exchange Bank[a]	2,272,880	15,301,561
Korea Gas Corp.	310,630	22,490,088
Korea Investment Holdings Co. Ltd.	293,330	10,659,404
Korea Zinc Co. Ltd.	90,088	36,314,736
Korean Air Lines Co. Ltd.[a]	386,985	16,064,068
KP Chemical Corp.	512,720	5,232,078
KT Corp. SP ADR	1,510,654	25,998,355
KT&G Corp.	1,305,998	103,360,603
Kumho Petro Chemical Co. Ltd.	130,164	13,462,962
LG Chem Ltd.	524,686	151,177,016
LG Corp.	1,099,011	65,970,093
LG Display Co. Ltd.[a]	2,491,372	79,606,105
LG Display Co. Ltd. SP ADR[a]	532,348	8,453,686
LG Electronics Inc.[b]	1,183,401	83,385,045
LG Household & Health Care Ltd.[b]	115,343	68,810,618
LG Innotek Co. Ltd.[a,b]	139,485	11,013,499
LG Uplus Corp.	2,559,440	17,656,201
Lotte Confectionery Co. Ltd.[b]	4,385	5,936,566
Lotte Shopping Co. Ltd.[b]	100,749	33,355,051
LS Corp.	131,232	11,452,578
LS Industrial Systems Co. Ltd.	186,878	12,598,323
Mando Corp.	121,836	13,782,989
Mirae Asset Securities Co. Ltd.	154,509	4,323,427
NCsoft Corp.[b]	186,478	27,811,975
NHN Corp.[b]	486,344	113,181,593
OCI Co. Ltd.[b]	169,402	23,622,572
ORION Corp.	40,583	42,087,740
POSCO	756,094	225,882,079
S-Oil Corp.[b]	496,420	44,881,117
S1 Corp.	273,935	17,354,150
Samsung C&T Corp.	1,466,746	80,458,708
Samsung Card Co. Ltd.	335,278	11,254,888
Samsung Electro-Mechanics Co. Ltd.[b]	700,139	68,213,201
Samsung Electronics Co. Ltd.	1,251,124	1,624,491,244
Samsung Engineering Co. Ltd.	333,617	49,910,841
Samsung Fire & Marine Insurance Co. Ltd.	437,597	88,501,402
Samsung Heavy Industries Co. Ltd.	1,874,310	63,091,471
Samsung Life Insurance Co. Ltd.	585,073	50,248,685
Samsung SDI Co. Ltd.	407,884	58,573,175
Samsung Securities Co. Ltd.	579,966	26,511,813

Security	Shares	Value

Samsung Techwin Co. Ltd.[b]	475,633	$25,476,025
Shinhan Financial Group Co. Ltd.	4,543,458	145,385,621
Shinsegae Co. Ltd.[b]	82,917	15,429,446
SK C&C Co. Ltd.	208,119	19,085,023
SK Holdings Co. Ltd.	252,286	41,820,508
SK Hynix Inc.[a,b]	5,748,900	129,540,712
SK Innovation Co. Ltd.	686,109	104,863,129
SK Networks Co. Ltd.[b]	710,010	5,422,526
SK Telecom Co. Ltd. SP ADR	1,712,527	26,150,287
Woongjin Coway Co. Ltd.	693,800	25,564,593
Woori Finance Holdings Co. Ltd.	3,784,610	35,474,712
Woori Investment & Securities Co. Ltd.	1,140,051	11,212,581
Yuhan Corp.	121,104	18,956,576

		6,055,777,312
TAIWAN — 11.03%
Acer Inc.[a,b]	30,291,053	26,377,216
Advanced Semiconductor Engineering Inc.	56,432,701	47,295,941
Advantech Co. Ltd.	2,226,800	8,315,819
Airtac International Group	124,000	655,125
Asia Cement Corp.[b]	25,024,463	32,169,880
ASUSTeK Computer Inc.[b]	6,873,968	75,828,001
AU Optronics Corp.[a,b]	89,137,000	37,889,514
AU Optronics Corp. SP ADR[a]	483,050	1,990,166
Capital Securities Corp.	24,910,879	9,302,782
Catcher Technology Co. Ltd.[b]	5,490,210	28,155,892
Cathay Financial Holding Co. Ltd.[b]	77,216,023	82,254,970
Chailease Holding Co. Ltd.	7,358,000	14,967,227
Chang Hwa Commercial Bank Ltd.	34,427,095	18,662,723
Cheng Shin Rubber Industry Co. Ltd.	25,110,112	64,041,416
Cheng Uei Precision Industry Co. Ltd.[b]	3,430,503	8,088,024
Chicony Electronics Co. Ltd.	7,778,253	18,231,535
Chimei Innolux Corp.[a,b]	50,996,958	22,818,216
China Airlines Ltd.[a]	23,325,347	9,393,080
China Development Financial Holding Corp.[a]	163,391,848	39,872,245
China Life Insurance Co. Ltd.[a]	16,827,992	14,595,766
China Motor Co. Ltd.[b]	5,066,000	4,655,545
China Petrochemical Development Corp.	23,598,725	13,848,636
China Steel Corp.[b]	143,009,147	130,930,106
Chinatrust Financial Holding Co. Ltd.	118,499,549	68,724,355
Chunghwa Telecom Co. Ltd.	49,058,410	158,552,513
Clevo Co.[b]	8,740,000	11,461,210
Compal Electronics Inc.[b]	48,150,908	32,565,751
CTCI Corp.	1,013,000	1,931,583
Delta Electronics Inc.	21,787,000	77,987,472
E Ink Holdings Inc.[b]	9,717,000	7,157,149
E.Sun Financial Holding Co. Ltd.	27,691,615	15,297,392
Epistar Corp.[b]	6,010,345	8,936,701
Eternal Chemical Co. Ltd.	6,227,740	5,465,938
EVA Airways Corp.[a]	13,912,800	8,068,792
Evergreen Marine Corp. Ltd.[a]	19,859,325	11,688,389
Far Eastern Department Stores Co. Ltd.	13,311,812	13,836,880
Far Eastern New Century Corp.	31,898,428	37,932,494
Far EasTone Telecommunications Co. Ltd.	14,702,000	36,838,494
Farglory Land Development Co. Ltd.	13,759,000	25,762,016
Feng Hsin Iron & Steel Co. Ltd.	6,564,000	11,115,468
First Financial Holding Co. Ltd.	57,596,485	35,187,499
Formosa Chemicals & Fibre Corp.[b]	32,807,000	77,687,121
Formosa International Hotels Corp.[b]	247,203	2,935,397
Formosa Petrochemical Corp.[b]	9,233,000	28,060,642
Formosa Plastics Corp.	48,460,000	127,596,544
Formosa Taffeta Co. Ltd.	10,870,000	10,288,601

61

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2012

Security	Shares	Value

Foxconn Technology Co. Ltd.	8,364,542	$29,221,485
Fubon Financial Holding Co. Ltd.[b]	74,734,969	84,885,179
Giant Manufacturing Co. Ltd.	5,200,203	27,563,546
Hermes Microvision Inc.	322,000	7,004,337
Highwealth Construction Corp.	3,518,600	6,527,588
Hiwin Technologies Corp.[b]	1,668,408	12,231,393
Hon Hai Precision Industry Co. Ltd.	113,420,231	363,831,676
Hotai Motor Co. Ltd.[b]	2,720,000	20,128,037
HTC Corp.[b]	8,051,708	73,716,333
Hua Nan Financial Holdings Co. Ltd.	25,178,202	14,255,573
Inventec Corp.	18,855,281	7,106,262
Kinsus Interconnect Technology Corp.[b]	1,407,000	4,479,504
Largan Precision Co. Ltd.[b]	1,149,000	31,400,358
LCY Chemical Corp.[b]	5,270,076	6,548,143
Lite-On Technology Corp.	17,586,506	24,030,574
Macronix International Co. Ltd.[b]	50,567,261	14,184,731
MediaTek Inc.	11,847,176	134,766,010
Mega Financial Holding Co. Ltd.	80,153,229	62,761,959
Merida Industry Co. Ltd.	1,600,000	6,525,780
MStar Semiconductor Inc.[b]	3,539,331	30,332,946
Nan Kang Rubber Tire Co. Ltd.[b]	6,434,250	7,872,843
Nan Ya Plastics Corp.[b]	57,847,000	102,338,260
Novatek Microelectronics Corp. Ltd.[b]	2,575,000	10,369,484
Oriental Union Chemical Corp.	6,239,000	7,762,781
Pegatron Corp.[a]	13,150,414	17,154,288
Phison Electronics Corp.[b]	1,407,535	9,931,324
Pou Chen Corp.	32,766,220	33,833,090
Powertech Technology Inc.[b]	4,716,300	6,988,253
President Chain Store Corp.	7,607,000	39,011,599
Quanta Computer Inc.[b]	24,539,000	61,655,779
Radiant Opto-Electronics Corp.[b]	4,825,690	21,841,338
Realtek Semiconductor Corp.	1,581,512	3,189,805
Richtek Technology Corp.[b]	654,150	3,782,515
Ruentex Development Co. Ltd.[b]	11,088,608	21,105,528
Ruentex Industries Ltd.	7,265,009	16,478,423
ScinoPharm Taiwan Ltd.	2,817,000	6,059,837
Shin Kong Financial Holding Co. Ltd.[a]	26,311,002	7,289,997
Siliconware Precision Industries Co. Ltd.[b]	33,637,190	36,411,153
Siliconware Precision Industries Co. Ltd. SP ADR[b]	3,124,634	16,873,024
Simplo Technology Co. Ltd.[b]	3,839,202	19,424,613
SinoPac Financial Holdings Co. Ltd.	46,067,888	19,344,264
Standard Foods Corp.	2,859,360	7,853,546
Synnex Technology International Corp.[b]	15,974,985	30,461,009
Taishin Financial Holdings Co. Ltd.	41,470,958	15,772,496
Taiwan Business Bank Ltd.[a]	21,369,242	6,273,822
Taiwan Cement Corp.	43,092,296	56,434,978
Taiwan Cooperative Financial Holding Co. Ltd.	30,576,987	16,838,707
Taiwan Fertilizer Co. Ltd.	7,245,000	18,851,862
Taiwan Glass Industry Corp.[b]	5,088,176	4,798,514
Taiwan Mobile Co. Ltd.	23,349,600	83,982,694
Taiwan Semiconductor Manufacturing Co. Ltd.	260,124,000	883,673,119
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	2,310,499	39,902,318
Teco Electric and Machinery Co. Ltd.	34,624,000	25,204,708
TPK Holding Co. Ltd.[b]	1,670,827	26,683,545
Transcend Information Inc.	151,000	407,982
Tripod Technology Corp.[b]	3,034,920	6,277,920
TSRC Corp.[b]	10,602,850	22,917,980
Tung Ho Steel Enterprise Corp.	12,016,000	12,365,884
U-Ming Marine Transport Corp.	4,522,000	7,213,971
Uni-President Enterprises Co.	54,353,711	97,093,605
Unimicron Technology Corp.[b]	10,475,000	11,392,924
United Microelectronics Corp.[b]	111,185,000	43,051,946
United Microelectronics Corp. SP ADR[b]	12,682,749	24,224,051

Security	Shares	Value

Walsin Lihwa Corp.[a]	21,877,000	$6,867,152
Wan Hai Lines Ltd.[a]	2,765,300	1,546,642
Wintek Corp.[a,b]	18,177,438	8,195,926
Wistron Corp.[b]	20,447,298	22,450,224
WPG Holdings Co. Ltd.	11,904,532	15,754,432
Yang Ming Marine Transport Corp.[a]	31,963,075	13,476,549
Yuanta Financial Holding Co. Ltd.	81,350,140	41,159,464
Yulon Motor Co. Ltd.[b]	13,154,000	23,769,016
Zhen Ding Technology Holding Ltd.[b]	1,054,500	2,885,412

		4,533,420,236
THAILAND — 2.44%
Advanced Information Service PCL NVDR	12,024,300	86,195,699
Airports of Thailand PCL NVDR	4,644,600	14,225,885
Bangkok Bank PCL Foreign	9,553,700	60,080,290
Bangkok Bank PCL NVDR	7,610,500	45,380,303
Bangkok Dusit Medical Services PCL NVDR	3,349,700	12,224,386
Bank of Ayudhya PCL NVDR	21,932,700	22,154,242
Banpu PCL NVDR	2,143,350	27,586,290
BEC World PCL NVDR	10,724,300	20,354,854
Central Pattana PCL NVDR	7,083,800	18,696,246
Charoen Pokphand Foods PCL NVDR	41,788,500	44,593,463
CP All PCL NVDR	52,690,300	67,815,798
Glow Energy PCL NVDR	5,967,300	14,096,750
Indorama Ventures PCL NVDR	20,881,480	17,350,203
IRPC PCL NVDR	104,844,800	14,211,612
Kasikornbank PCL Foreign	14,141,700	86,168,065
Kasikornbank PCL NVDR	6,954,600	42,375,699
Krung Thai Bank PCL NVDR	49,680,200	29,785,457
PTT Exploration & Production PCL NVDR	10,161,300	52,644,076
PTT Global Chemical PCL NVDR	16,666,930	35,299,787
PTT PCL NVDR	9,306,600	97,038,514
Siam Cement PCL Foreign	3,538,400	46,809,723
Siam Cement PCL NVDR	1,197,700	15,415,168
Siam Commercial Bank PCL NVDR	18,169,200	96,203,812
Siam Makro PCL NVDR	1,040,400	16,407,742
Thai Oil PCL NVDR	9,492,400	20,413,764

		1,003,527,828
TURKEY — 1.94%
Akbank TAS	20,016,831	93,922,587
Anadolu Efes Biracilik ve Malt Sanayii AS	1,754,696	25,545,002
Arcelik ASb	1,260,558	7,658,139
Asya Katilim Bankasi ASa,b	17,312,397	18,999,579
BIM Birlesik Magazalar AS	1,064,296	48,419,077
Coca-Cola Icecek AS	345,097	6,763,008
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	7,147,690	11,206,099
Enka Insaat ve Sanayi AS	1,481,655	3,948,977
Eregli Demir ve Celik Fabrikalari TAS	16,358,047	20,608,418
Ford Otomotiv Sanayi AS	800,970	8,207,257
Haci Omer Sabanci Holding AS	7,374,578	38,071,396
KOC Holding AS	6,385,093	29,244,974
Koza Altin Isletmeleri AS	521,964	13,034,852
Migros Ticaret ASa	1	6
TAV Havalimanlari Holding AS	1,869,050	9,293,185
Tofas Turk Otomobil Fabrikasi AS	1,000,000	6,103,194
Turk Hava Yollari AOa	5,132,916	15,117,522
Turk Telekomunikasyon AS	4,248,882	15,892,120
Turkcell Iletisim Hizmetleri ASa	7,655,179	46,078,095
Turkiye Garanti Bankasi AS	26,679,563	126,679,187
Turkiye Halk Bankasi ASb	7,010,393	67,907,724

62

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2012

Security	Shares	Value

Turkiye Is Bankasi AS Class C	17,514,610	$56,487,670
Turkiye Petrol Rafinerileri AS	1,496,141	39,959,644
Turkiye Sise ve Cam Fabrikalari AS	4,942,850	7,278,869
Turkiye Vakiflar Bankasi TAO Class D	15,291,802	37,074,668
Yapi ve Kredi Bankasi ASa,b	15,858,999	41,824,175

		795,325,424

TOTAL COMMON STOCKS
(Cost: $37,250,622,939)		37,973,774,856

PREFERRED STOCKS — 7.24%

BRAZIL — 6.36%
AES Tiete SA	1,200,400	12,983,453
Banco Bradesco SA	21,563,380	363,038,120
Banco do Estado do Rio Grande do Sul SA Class B	2,102,100	15,117,569
Bradespar SA	2,572,600	34,781,357
Braskem SA Class A	1,781,900	11,648,284
Centrais Eletricas Brasileiras SA Class B	2,577,537	11,799,446
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	1,112,186	48,011,824
Companhia de Bebidas das Americas	8,394,023	352,405,615
Companhia Energetica de Minas Gerais	5,477,486	66,701,644
Companhia Energetica de Sao Paulo Class B	1,903,400	15,756,324
Companhia Paranaense de Energia Class B	1,185,275	16,024,828
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,111,200	7,163,761
Gerdau SA	9,807,685	82,444,107
Itau Unibanco Holding SA	25,312,911	385,937,837
Itausa - Investimentos Itau SA	28,753,350	131,354,251
Klabin SA	4,989,100	28,495,619
Lojas Americanas SA	4,063,216	36,237,410
Marcopolo SA	2,191,000	13,054,535
Metalurgica Gerdau SA	3,135,800	33,395,972
Oi SA	9,354,168	35,721,562
Petroleo Brasileiro SA	46,789,327	414,178,767
Telefonica Brasil SA	3,593,367	79,094,985
Usinas Siderurgicas de Minas Gerais SA Class A	4,410,100	26,150,972
Vale SA Class A	22,472,451	391,242,387

		2,612,740,629
CHILE — 0.05%
Embotelladora Andina SA Class B	1,600,000	10,263,824
Sociedad Quimica y Minera de Chile SA Series B	224,461	12,703,041

		22,966,865
COLOMBIA — 0.10%
Banco Davivienda SA	860,687	10,825,446
Grupo Argos SA	859,976	9,100,652
Grupo Aval Acciones y Valores SA	18,050,745	12,137,797
Grupo de Inversiones Suramericana SA	580,487	11,838,022

		43,901,917
RUSSIA — 0.28%
AK Transneft OAO	18,281	38,733,751
Sberbank of Russia	11,158,438	23,822,956
Surgutneftegas OJSC	81,850,700	51,272,939

		113,829,646

Security	Shares	Value

SOUTH KOREA — 0.45%
Hyundai Motor Co. Ltd.	56,356	$3,757,587
Hyundai Motor Co. Ltd. Series 2	320,472	23,084,283
LG Chem Ltd.	89,842	8,155,764
Samsung Electronics Co. Ltd.[b]	196,437	149,479,695

		184,477,329
TOTAL PREFERRED STOCKS
(Cost: $3,340,051,945)		2,977,916,386

RIGHTS — 0.01%

CHILE — 0.00%
Banco de Chile[a]	10,699,025	175,777

		175,777
CHINA — 0.01%
China Agri-Industries Holdings Ltd.[a]	7,278,600	939,168

		939,168
SOUTH KOREA — 0.00%
Hyundai Merchant Marine Co. Ltd.[a]	25,416	58,913

		58,913
THAILAND — 0.00%
PTT Exploration & Production PCL NVDR[a]	1,640,739	908,849

		908,849

TOTAL RIGHTS
(Cost: $0)		2,082,707

SHORT-TERM INVESTMENTS — 3.73%

MONEY MARKET FUNDS — 3.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%e,[f,g]	1,384,741,131	1,384,741,131
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%e,[f,g]	98,165,381	98,165,381

63

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[e,f]	49,448,458	49,448,458

		1,532,354,970

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,532,354,970)		1,532,354,970

TOTAL INVESTMENTS IN SECURITIES — 103.40%
(Cost: $42,123,029,854)		42,486,128,919
Other Assets, Less Liabilities — (3.40)%		(1,398,916,232)

NET ASSETS — 100.00%		$41,087,212,687

BDR  —  Brazilian Depository Receipt

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of November 30, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
1,750	MSCI Emerging Markets E-Mini (Dec. 2012)	NYSE Liffe	$87,963,750	$(1,131,371)

See accompanying notes to consolidated schedules of investments.

64

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 95.41%

BRAZIL — 5.73%
CCR SA	382,800	$3,334,065
Cielo SA	50,500	1,333,171
Companhia de Bebidas das Americas	34,800	1,282,714
CPFL Energia SA	336,400	3,646,461
EcoRodovias Infraestrutura e Logistica SA	417,600	3,379,628
EDP Energias do Brasil SA	777,200	4,468,531
Natura Cosmeticos SA	96,300	2,583,837
Porto Seguro SA	84,700	905,261
Souza Cruz SA	429,200	6,326,017
Totvs SA	208,800	3,961,059
Tractebel Energia SA	417,600	6,903,871
Ultrapar Participacoes SA	15,100	315,180

		38,439,795
CHILE — 5.43%
AES Gener SA	1,869,804	1,209,686
Aguas Andinas SA Series A	4,116,028	2,810,729
Banco de Chile	27,195,887	4,066,516
Banco de Credito e Inversiones	46,864	3,096,230
Colbun SA(a)	16,337,127	4,432,446
CorpBanca SA	378,511,979	4,989,888
E.CL SA	132,391	306,769
Empresa Nacional de Electricidad SA	2,827,419	4,223,341
Empresa Nacional de Telecomunicaciones SA	85,179	1,749,212
Empresas CMPC SA	107,219	389,052
LATAM Airlines Group SA	297,772	6,567,890
S.A.C.I. Falabella SA	89,587	893,541
Vina Concha y Toro SA	888,015	1,727,977

		36,463,277
CHINA — 14.14%
Agricultural Bank of China Ltd. Class H	5,220,000	2,290,050
Bank of China Ltd. Class H	14,036,000	5,922,248
Bank of Communications Co. Ltd. Class H	696,000	510,097
Beijing Enterprises Holdings Ltd.	116,000	747,634
China CITIC Bank Corp. Ltd. Class H	1,508,000	778,318
China Construction Bank Corp. Class H	6,299,000	4,827,848
China Gas Holdings Ltd.	2,320,000	1,676,376
China Life Insurance Co. Ltd. Class H	1,160,000	3,420,107
China Mengniu Dairy Co. Ltd.	696,000	1,948,787
China Minsheng Banking Corp. Ltd. Class H	6,728,000	6,597,738
China Mobile Ltd.	580,000	6,630,667
China Pacific Insurance (Group) Co. Ltd. Class H	788,800	2,585,212
China Petroleum & Chemical Corp. Class H	1,926,000	2,042,789
China Resources Enterprise Ltd.	232,000	827,711
China Resources Gas Group Ltd.	2,088,000	4,504,662
China Resources Power Holdings Co. Ltd.	1,160,000	2,601,377
China Telecom Corp. Ltd. Class H	2,390,000	1,301,385
China Vanke Co. Ltd. Class B	815,513	1,262,722
CSG Holding Co. Ltd. Class B	89,200	44,427
ENN Energy Holdings Ltd.	86,000	387,275
Guangdong Investment Ltd.	4,176,000	3,394,662
Hengan International Group Co. Ltd.	481,500	4,349,004
Industrial and Commercial Bank of China Ltd. Class H	6,496,000	4,383,724

Security	Shares	Value

Inner Mongolia Yitai Coal Co. Ltd. Class B	1,028,300	$5,729,688
Jiangsu Expressway Co. Ltd. Class H	3,944,000	3,526,677
Kunlun Energy Co. Ltd.	1,392,000	2,834,273
PetroChina Co. Ltd. Class H	1,160,000	1,553,642
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	464,000	479,563
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	2,111,200	3,955,410
Sihuan Pharmaceutical Holdings Group Ltd.	928,000	381,974
Tencent Holdings Ltd.	81,200	2,652,865
Tingyi (Cayman Islands) Holding Corp.	1,926,000	5,628,854
Tsingtao Brewery Co. Ltd. Class H	302,000	1,698,983
Zhejiang Expressway Co. Ltd. Class H	4,478,000	3,414,814

		94,891,563
COLOMBIA — 2.67%
Almacenes Exito SA	63,916	1,268,227
Cementos Argos SA	645,772	3,246,078
Corporacion Financiera Colombiana SA	67,744	1,250,090
Ecopetrol SA	3,077,480	8,972,962
Grupo Argos SA	300,823	3,163,547

		17,900,904
CZECH REPUBLIC — 0.86%
Telefonica O2 Czech Republic AS	323,060	5,754,080

		5,754,080
EGYPT — 0.90%
Commercial International Bank (Egypt) SAE	910,020	4,845,697
Egyptian Kuwaiti Holding Co. SAE	391,387	410,956
National Societe Generale Bank SAE	135,256	773,555

		6,030,208
INDIA — 2.84%
Bharat Petroleum Corp. Ltd.	409,035	2,613,102
Cipla Ltd.	564,143	4,300,430
Coal India Ltd.	419,108	2,824,231
Dr. Reddy’s Laboratories Ltd.	44,080	1,474,385
Infosys Ltd.	29,116	1,304,372
Oil & Natural Gas Corp. Ltd.	67,663	329,576
Piramal Enterprises Ltd.	148,064	1,355,291
Sun Pharmaceuticals Industries Ltd.	373,868	4,878,945

		19,080,332
INDONESIA — 6.20%
PT Bank Central Asia Tbk	10,730,000	9,842,498
PT Bank Danamon Indonesia Tbk	4,756,000	2,677,063
PT Bank Mandiri (Persero) Tbk	2,204,000	1,895,346
PT Bank Negara Indonesia (Persero) Tbk	4,930,000	1,901,392
PT Bank Rakyat Indonesia (Persero) Tbk	4,408,000	3,239,318
PT Indo Tambangraya Megah Tbk	58,000	237,296
PT Indofood Sukses Makmur Tbk	1,235,500	753,393
PT Jasa Marga (Persero) Tbk	2,220,500	1,319,315
PT Semen Gresik (Persero) Tbk	1,583,500	2,442,883
PT Telekomunikasi Indonesia (Persero) Tbk	7,888,000	7,400,010
PT Unilever Indonesia Tbk	3,596,000	9,876,958

		41,585,472

65

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

November 30, 2012

Security	Shares	Value

MALAYSIA — 8.06%
Berjaya Sports Toto Bhd	2,157,600	$3,194,078
Hong Leong Bank Bhd	1,252,800	6,041,960
IHH Healthcare Bhd[a]	3,683,000	4,216,412
Malayan Banking Bhd	3,143,600	9,359,184
Maxis Communications Bhd	3,572,800	7,557,564
Petronas Chemicals Group Bhd	1,113,600	2,179,758
Petronas Dagangan Bhd	568,400	4,323,187
Petronas Gas Bhd	603,200	3,651,248
Public Bank Bhd Foreign	1,983,600	10,140,684
Sime Darby Bhd	858,400	2,533,053
Tenaga Nasional Bhd	386,300	881,955

		54,079,083
MEXICO — 2.33%
Arca Continental SAB de CV	96,300	701,876
Coca-Cola FEMSA SAB de CV Series L	116,000	1,669,820
El Puerto de Liverpool SA de CV Series C1	556,800	5,263,419
Grupo Financiero Santander Mexico SAB de CV Series B	997,600	2,932,153
Grupo Modelo SAB de CV Series C	417,600	3,744,612
Wal-Mart de Mexico SAB de CV Series V	421,100	1,322,104

		15,633,984
MOROCCO — 0.27%
Attijariwafa Bank	47,328	1,826,962

		1,826,962
PERU — 1.80%
Compania de Minas Buenaventura SA SP ADR	111,012	3,637,863
Credicorp Ltd.	60,552	8,471,225

		12,109,088
PHILIPPINES — 2.78%
Aboitiz Power Corp.	595,100	515,928
Ayala Corp.	41,760	491,438
Bank of the Philippine Islands	2,471,150	5,378,634
Energy Development Corp.	2,149,500	371,129
Jollibee Foods Corp.	578,030	1,477,235
Philippine Long Distance Telephone Co.	115,420	7,299,489
San Miguel Corp.	1,164,640	3,104,568

		18,638,421
POLAND — 0.86%
Asseco Poland SA	59,624	819,025
Polskie Gornictwo Naftowe i Gazownictwo SAa	3,574,111	4,974,013

		5,793,038
RUSSIA — 0.73%
LUKOIL OAO	77,952	4,890,384

		4,890,384
SOUTH AFRICA — 7.33%
Aspen Pharmacare Holdings Ltd.[a]	415,396	7,317,918
Bidvest Group Ltd.	67,779	1,601,089

Security	Shares	Value

Discovery Holdings Ltd.	173,304	$1,088,967
Foschini Group Ltd. (The)	68,243	983,472
Growthpoint Properties Ltd.	2,038,155	5,622,085
Life Healthcare Group Holdings Ltd.	1,520,992	5,479,880
Massmart Holdings Ltd.	24,940	517,310
Pick n Pay Stores Ltd.	312,272	1,420,041
PPC Ltd.	660,272	2,175,161
Redefine Properties Ltd.	3,832,060	4,124,623
Remgro Ltd.	311,611	5,248,189
Shoprite Holdings Ltd.	229,448	4,959,977
Tiger Brands Ltd.	63,336	2,135,707
Truworths International Ltd.	213,440	2,287,741
Vodacom Group Ltd.	317,724	4,256,877

		49,219,037
SOUTH KOREA — 9.70%
AmorePacific Corp.[b]	4,872	5,516,066
Celltrion Inc.	41,802	1,003,696
Cheil Industries Inc.	13,715	1,212,103
CJ CheilJedang Corp.	4,060	1,261,661
E-Mart Co. Ltd.	4,640	934,127
Hyundai Marine & Fire Insurance Co. Ltd.	37,120	1,146,663
Kangwon Land Inc.	131,080	3,746,526
Korea Electric Power Corp.[a]	26,680	657,853
Korea Exchange Bank[a]	363,430	2,446,696
Korean Air Lines Co. Ltd.[a]	24,360	1,011,204
KT Corp.	22,040	767,334
KT Corp. SP ADR	6,006	103,363
KT&G Corp.	92,220	7,298,568
LG Household & Health Care Ltd.	5,684	3,390,926
LG Uplus Corp.	89,320	616,171
Lotte Shopping Co. Ltd.	3,016	998,509
NCsoft Corp.	4,292	640,124
NHN Corp.[b]	18,827	4,381,405
ORION Corp.	1,276	1,323,312
S1 Corp.	55,831	3,536,969
Samsung Electro-Mechanics Co. Ltd.	4,524	440,765
Samsung Electronics Co. Ltd.	4,756	6,175,311
Samsung Fire & Marine Insurance Co. Ltd.	6,763	1,367,777
Samsung Life Insurance Co. Ltd.	39,591	3,400,252
Samsung SDI Co. Ltd.	11,948	1,715,763
Shinhan Financial Group Co. Ltd.	15,800	505,582
SK C&C Co. Ltd.	24,360	2,233,872
SK Telecom Co. Ltd.	35,728	4,965,659
Woongjin Coway Co. Ltd.	22,540	830,536
Yuhan Corp.	9,280	1,452,611

		65,081,404
TAIWAN — 15.97%
Advantech Co. Ltd.	963,000	3,596,252
Asia Cement Corp.	3,034,550	3,901,027
China Airlines Ltd.[a]	847,828	341,419
China Steel Corp.	5,916,375	5,416,658
Chunghwa Telecom Co. Ltd.	3,016,000	9,747,450
Compal Electronics Inc.	1,624,000	1,098,355
Delta Electronics Inc.	232,000	830,454
Far EasTone Telecommunications Co. Ltd.	3,399,000	8,516,803
Feng Hsin Iron & Steel Co. Ltd.	464,000	785,737
First Financial Holding Co. Ltd.	3,888,200	2,375,423
Formosa Chemicals & Fibre Corp.	1,160,000	2,746,885
Formosa Petrochemical Corp.	2,007,000	6,099,611

66

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

November 30, 2012

Security	Shares	Value

Formosa Plastics Corp.	1,427,000	$3,757,331
Formosa Taffeta Co. Ltd.	1,784,000	1,688,580
Giant Manufacturing Co. Ltd.	348,000	1,844,565
Hua Nan Financial Holdings Co. Ltd.	3,248,000	1,838,976
Inventec Corp.	8,700,800	3,279,196
Lite-On Technology Corp.	3,944,475	5,389,814
Macronix International Co. Ltd.	672	189
Nan Ya Plastics Corp.	928,000	1,641,743
President Chain Store Corp.	499,000	2,559,062
Realtek Semiconductor Corp.	1,050,300	2,118,386
Synnex Technology International Corp.	1,891,000	3,605,748
Taiwan Cement Corp.	1,856,000	2,430,674
Taiwan Cooperative Financial Holding Co. Ltd.	11,526,317	6,347,528
Taiwan Mobile Co. Ltd.	2,668,000	9,596,131
Taiwan Semiconductor Manufacturing Co. Ltd.	2,703,000	9,182,422
Transcend Information Inc.	615,000	1,661,647
TSRC Corp.	733,100	1,584,590
U-Ming Marine Transport Corp.	1,624,000	2,590,776
United Microelectronics Corp.	1,624,000	628,829

		107,202,261
THAILAND — 6.81%
Advanced Information Service PCL NVDR	1,453,600	10,420,072
Bangkok Bank PCL NVDR	1,067,200	6,363,558
Bangkok Dusit Medical Services PCL NVDR	847,500	3,092,864
BEC World PCL NVDR	745,913	1,415,752
Charoen Pokphand Foods PCL NVDR	2,469,300	2,635,047
CP All PCL NVDR	7,473,800	9,619,260
Kasikornbank PCL NVDR	800,400	4,876,989
PTT PCL NVDR	214,700	2,238,645
Siam Commercial Bank PCL NVDR	951,800	5,039,671

		45,701,858

TOTAL COMMON STOCKS
(Cost: $609,039,987)		640,321,151

PREFERRED STOCKS — 3.59%

BRAZIL — 1.69%
AES Tiete SA	328,300	3,550,873
Companhia de Bebidas das Americas	73,100	3,068,952
Companhia Energetica de Minas Gerais	34,850	424,383
Companhia Paranaense de Energia Class B	232,000	3,136,622
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	185,600	1,196,539

		11,377,369
CHILE — 0.05%
Sociedad Quimica y Minera de Chile SA Series B	5,800	328,242

		328,242
COLOMBIA — 1.09%
Banco Davivienda SA	298,004	3,748,199
Bancolombia SA	66,932	1,058,768
Grupo Argos SA	234,935	2,486,187

		7,293,154

Security	Shares	Value

RUSSIA — 0.23%
Surgutneftegas OJSC	2,482,400	$1,555,026

		1,555,026
SOUTH KOREA — 0.53%
Samsung Electronics Co. Ltd.	4,675	3,557,464

		3,557,464

TOTAL PREFERRED STOCKS
(Cost: $25,562,676)		24,111,255

RIGHTS — 0.00%

CHILE — 0.00%
Banco de Chile[a]	1,216,953	19,994

		19,994

TOTAL RIGHTS
(Cost: $0)		19,994

SHORT-TERM INVESTMENTS — 0.37%

MONEY MARKET FUNDS — 0.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	1,796,714	1,796,714
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	127,371	127,371
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	553,078	553,078

		2,477,163

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,477,163)		2,477,163

TOTAL INVESTMENTS IN SECURITIES — 99.37%
(Cost: $637,079,826)		666,929,563
Other Assets, Less Liabilities — 0.63%		4,209,838

NET ASSETS — 100.00%		$671,139,401

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to consolidated schedules of investments.

67

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 98.28%

BRAZIL — 5.24%
Aliansce Shopping Centers SA	1,400	$14,511
Arezzo Industria e Comercio SA	1,000	17,552
Autometal SA	1,400	11,954
B2W Companhia Global do Varejo[a]	1,400	10,161
Brasil Brokers Participacoes SA	3,600	10,981
Brasil Insurance Participacoes e Administracao SA	1,100	9,236
Brookfield Incorporacoes SA	4,900	7,671
Companhia de Locacao das Americas	2,100	11,954
Equatorial Energia SA	1,500	12,275
Estacio Participacoes SA	1,500	27,858
Eternit SA	2,500	9,381
Even Construtora e Incorporadora SA	4,200	17,155
EZ TEC Empreendimentos e Participacoes SA	1,200	14,698
Fleury SA	900	9,820
Gafisa SAa	11,000	21,969
Grendene SA	2,400	17,249
Helbor Empreendimentos SA	3,600	19,640
HRT Participacoes em Petroleo SAa	5,300	12,823
Iguatemi Empresa de Shopping Centers SA	1,000	12,329
Iochpe-Maxion SA	1,200	14,636
Julio Simoes Logistica SA	1,800	10,759
LLX Logistica SAa	6,100	6,251
LPS Brasil – Consultoria de Imoveis SA	900	16,642
Marfrig Alimentos SAa	3,800	20,911
Mills Estruturas e Servicos de Engenharia SA	1,200	17,903
Restoque Comercio e Confeccoes de Roupas SA	2,700	11,271
Rossi Residencial SA	4,400	8,516
Santos Brasil Participacoes SA Units	700	8,966
Sao Martinho SA	1,000	11,418
SLC Agricola SA	1,400	11,881
Tecnisa SA	2,400	8,380
Tegma Gestao Logistica SA	900	13,769
TPI – Triunfo Participacoes e Investimentos SA	1,800	9,991
UNICASA Industria de Moveis SAa	2,100	11,954
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,600	29,602
Vanguarda Agro SAa	34,800	5,943

		488,010
CHILE — 1.90%
Administradora de Fondos de Pensiones Provida SA	3,427	23,448
Besalco SA	10,865	18,255
Compania SudAmericana de Vapores SAa	120,402	10,567
Inversiones Aguas Metropolitanas SA	10,113	18,520
Norte Grande SA	930,598	8,314
Parque Arauco SA	11,413	25,396
SalfaCorp SA	10,144	20,242
Sociedad Matriz SAAM SAa	262,049	28,900
Sonda SA	7,977	23,731

		177,373
CHINA — 16.85%
361 Degrees International Ltd.	43,000	11,374
Ajisen (China) Holdings Ltd.	8,000	7,019

Security	Shares	Value

AMVIG Holdings Ltd.	22,000	$6,416
Anhui Expressway Co. Ltd. Class H	18,000	9,174
Anton Oilfield Services Group	24,000	9,693
Anxin-China Holdings Ltd.	48,000	9,786
Asia Cement China Holdings Corp.	24,000	10,343
Asian Citrus Holdings Ltd.	20,000	9,394
Beijing Capital Land Ltd. Class H	42,000	15,987
Beijing Enterprises Water Group Ltd.	58,000	13,621
Biostime International Holdings Ltd.	5,000	15,129
Boshiwa International Holding Ltd.[a,b]	32,000	3,468
C C Land Holdings Ltd.	53,000	18,328
China Automation Group Ltd.	43,000	10,043
China Datang Corp. Renewable Power Co. Ltd. Class H	84,000	9,538
China Everbright International Ltd.	44,000	20,950
China High Speed Transmission Equipment Group Co. Ltd.[a]	32,000	10,653
China Huiyuan Juice Group Ltd.[a]	31,500	11,177
China Lilang Ltd.	10,000	5,432
China Lumena New Materials Corp.	46,000	9,259
China Medical System Holdings Ltd.	15,000	10,219
China Metal Recycling Holdings Ltd.	12,000	12,650
China Modern Dairy Holdings Ltd.[a]	41,000	10,263
China Oil and Gas Group Ltd.[a]	180,000	26,710
China Overseas Grand Oceans Group Ltd.	12,000	12,929
China Pharmaceutical Group Ltd.[a]	60,000	16,723
China Power International Development Ltd.	50,000	13,226
China Power New Energy Development Co. Ltd.[a]	280,000	13,910
China Precious Metal Resources Holdings Co. Ltd.[a]	60,000	11,458
China Rare Earth Holdings Ltd.	52,000	11,071
China Rongsheng Heavy Industries Group Holdings Ltd.	54,500	8,931
China Shineway Pharmaceutical Group Ltd.	7,000	10,532
China Singyes Solar Technologies Holdings Ltd.	24,000	16,506
China South City Holdings Ltd.	98,000	15,174
China Suntien Green Energy Corp. Ltd. Class H	65,000	12,748
China Travel International Investment Hong Kong Ltd.	78,000	15,197
China Vanadium Titano-Magnetite Mining Co. Ltd.	65,000	14,258
China Water Affairs Group Ltd.	50,000	12,774
China Wireless Technologies Ltd.	72,000	21,553
China Yongda Automobiles Services Holdings Ltd.[a]	17,000	16,452
China Yurun Food Group Ltd.[a]	25,000	15,387
China ZhengTong Auto Services Holdings Ltd.[a]	17,500	11,403
Chinasoft International Ltd.[a]	40,000	10,271
Chongqing Machinery & Electric Co. Ltd. Class H	62,000	9,200
CITIC Dameng Holdings Ltd.	88,000	8,743
CITIC Resources Holdings Ltd.[a]	112,000	16,619
Comba Telecom Systems Holdings Ltd.	23,000	8,280
Cosco International Holdings Ltd.	32,000	13,130
Dazhong Transportation Group Co. Ltd. Class B	21,600	10,195
DBA Telecommunications (Asia) Holdings Ltd.	20,000	12,103
Digital China Holdings Ltd.	18,000	30,101
Dongyue Group Ltd.	20,000	11,148
Extrawell Pharmaceutical Holdings Ltd.[a]	200,000	15,484
Fantasia Holdings Group Co. Ltd.	79,500	9,950
First Tractor Co. Ltd. Class Ha	12,000	11,334
Fufeng Group Ltd.	26,000	9,796
Global Bio-Chem Technology Group Co. Ltd.	44,000	5,110
Greentown China Holdings Ltd.	13,000	20,397
Haitian International Holdings Ltd.	12,000	14,539
Hangzhou Steam Turbine Co. Ltd. Class B	13,080	14,886
Harbin Electric Co. Ltd. Class H	16,000	13,234
Hengdeli Holdings Ltd.	32,000	11,396
Hopson Development Holdings Ltd.[a]	22,000	34,121
Hunan Nonferrous Metal Corp. Ltd. Class Ha	42,000	13,548
Inspur International Ltd.	335,000	10,590

68

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

Interchina Holdings Co. Ltd.[a]	170,000	$9,432
Jiangsu Future Land Co. Ltd. Class B	24,900	16,160
Ju Teng International Holdings Ltd.	42,000	17,071
Kaisa Group Holdings Ltd.[a]	42,000	11,706
Kingdee International Software Group Co. Ltd.[a]	66,000	13,796
Kingsoft Corp. Ltd.	24,000	14,865
KWG Property Holding Ltd.	18,000	12,983
Labixiaoxin Snacks Group Ltd.	29,000	10,103
Li Ning Co. Ltd.[a]	22,500	11,903
Lijun International Pharmaceutical (Holding) Co. Ltd.	36,000	9,987
Lonking Holdings Ltd.	32,000	7,308
Luthai Textile Co. Ltd. Class B	10,900	9,114
MIE Holdings Corp.	28,000	7,948
Minth Group Ltd.	14,000	15,138
New World Department Store China Ltd.	17,000	10,288
North Mining Shares Co. Ltd.[a]	290,000	18,335
NVC Lighting Holdings Ltd.	54,000	14,145
PCD Stores (Group) Ltd.	82,000	9,205
Peak Sport Products Co. Ltd.	62,000	10,960
Ports Design Ltd.	10,000	7,187
Renhe Commercial Holdings Co. Ltd.[a]	234,000	12,530
REXLot Holdings Ltd.	200,000	14,452
Semiconductor Manufacturing International Corp.[a]	401,000	19,403
Shenzhen Expressway Co. Ltd. Class H	22,000	8,232
Shenzhen International Holdings Ltd.	265,000	22,226
Shenzhen Investment Ltd.	82,000	27,615
Shenzhou International Group Holdings Ltd.	9,000	17,326
Shougang Concord International Enterprises Co. Ltd.[a]	290,000	15,529
Sino Biopharmaceutical Ltd.	64,000	30,802
Sino Oil And Gas Holdings Ltd.[a]	265,000	6,360
Sinotrans Ltd. Class H	99,000	15,201
Sinotrans Shipping Ltd.	83,000	20,134
Skyworth Digital Holdings Ltd.	36,000	19,184
Sparkle Roll Group Ltd.	144,000	9,848
Sunac China Holdings Ltd.	23,000	14,928
TCL Communication Technology Holdings Ltd.	39,000	11,474
Tech Pro Technology Development Ltd.[a]	18,000	6,643
Tianjin Development Holdings Ltd.[a]	36,000	17,419
Tianjin Port Development Holdings Ltd.	102,000	12,898
Tianneng Power International Ltd.	22,000	13,768
Tibet 5100 Water Resources Holdings Ltd.	47,000	15,101
Towngas China Co. Ltd.	11,000	9,197
Travelsky Technology Ltd. Class H	25,000	12,677
Vinda International Holdings Ltd.	11,000	15,329
VODone Ltd.	78,000	7,246
West China Cement Ltd.	54,000	9,616
Winsway Coking Coal Holding Ltd.	42,000	6,503
Xingda International Holdings Ltd.	24,000	10,312
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	43,000	8,766
XTEP International Holdings Ltd.	25,500	10,134
Yanchang Petroleum International Ltd.[a]	190,000	12,135
Yip’s Chemical Holdings Ltd.	12,000	8,268
Yuexiu Real Estate Investment Trust	45,000	21,600
Yuexiu Transport Infrastructure Ltd.	34,000	15,135
Zhejiang Southeast Electric Power Co. Ltd. Class B	22,600	12,972

		1,569,630
CZECH REPUBLIC — 0.44%
Central European Media Enterprises Ltd. AS Class Aa	1,652	7,653
Pegas Nonwovens SA	671	16,062
Philip Morris CR AS	31	17,075

		40,790

Security	Shares	Value

EGYPT — 0.36%
Orascom Telecom Media And Technology Holding SAE SP GDR	75,954	$33,268

		33,268
INDIA — 8.21%
Alstom T&D India Ltd.	3,666	13,324
Amtek Auto Ltd.	5,454	7,139
Andhra Bank	4,310	8,724
Apollo Hospitals Enterprise Ltd.	1,949	29,345
Ashok Leyland Ltd.	37,060	19,349
Aurobindo Pharma Ltd.	4,672	16,147
Bharat Forge Ltd.	4,265	20,813
Biocon Ltd.	3,069	16,165
CESC Ltd.	2,507	14,276
Cox & Kings Ltd.	3,244	8,182
Educomp Solutions Ltd.	2,228	6,167
EID Parry India Ltd.	4,179	17,778
Emami Ltd.	1,305	14,455
Federal Bank Ltd.	3,578	31,692
Financial Technologies (India) Ltd.	1,174	24,539
Fortis Healthcare Ltd.[a]	7,648	15,768
Great Eastern Shipping Co. Ltd. (The)	3,625	16,904
Gujarat Fluorochemicals Ltd.	1,529	9,308
Gujarat Gas Co. Ltd.	1,295	7,153
Gujarat Mineral Development Corp. Ltd.	5,159	19,912
Gujarat State Petronet Ltd.	6,127	8,290
GVK Power & Infrastructure Ltd.[a]	52,220	13,440
Hexaware Technologies Ltd.	8,836	17,706
Hindustan Construction Co. Ltd.[a]	29,227	9,806
Housing Development & Infrastructure Ltd.[a]	9,467	19,649
India Infoline Ltd.	12,290	17,623
Indiabulls Financial Services Ltd.	5,417	25,041
Indiabulls Infrastructure and Power Ltd.[a]	50,000	5,883
Indian Hotels Co. Ltd.	17,576	20,227
Indraprastha Gas Ltd.	1,872	9,149
IVRCL Ltd. Class La	15,942	12,368
Jammu & Kashmir Bank Ltd.	868	21,949
Jindal Saw Ltd.	7,375	17,883
Jubilant Foodworks Ltd.[a]	743	17,180
Kemrock Industries & Exports Ltd.	105	109
Mahindra & Mahindra Financial Services Ltd.	1,504	27,655
Manappuram Finance Ltd.	19,388	13,028
MAX India Ltd.	5,994	26,380
PTC India Ltd.	12,802	16,922
Redington India Ltd.	9,894	15,024
REI Agro Ltd.	41,082	8,988
Strides Arcolab Ltd.	1,188	24,716
Syndicate Bank	5,385	12,632
Tata Global Beverages Ltd.	9,969	30,414
Thermax Ltd.	1,744	18,907
Torrent Pharmaceuticals Ltd.	924	11,355
Voltas Ltd.	6,961	13,859
Welspun Corp. Ltd.	6,123	11,904

		765,227
INDONESIA — 4.56%
PT Agis Tbk[a]	111,500	6,741
PT Agung Podomoro Land Tbk[a]	281,500	10,710
PT AKR Corporindo Tbk	36,500	16,360
PT Alam Sutera Realty Tbk	222,500	14,148

69

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

PT Bakrie and Brothers Tbk[a]	2,040,999	$10,637
PT Bakrie Sumatera Plantations Tbk	315,500	3,157
PT Bakrie Telecom Tbk[a]	410,500	2,139
PT Bakrieland Development Tbk[a]	955,500	5,777
PT Bank Bukopin Tbk	111,000	7,174
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	76,000	8,318
PT Bank Tabungan Negara (Persero) Tbk	63,823	10,711
PT Benakat Petroleum Energy Tbk[a]	464,000	10,882
PT Bhakti Investama Tbk	514,000	29,468
PT Ciputra Development Tbk	258,000	20,977
PT Citra Marga Nusaphala Persada Tbk	45,500	9,960
PT Energi Mega Persada Tbk[a]	601,500	4,702
PT Erajaya Swasembada Tbk[a]	36,500	10,938
PT Gajah Tunggal Tbk	33,000	7,568
PT Garuda Indonesia (Persero) Tbk[a]	188,000	13,522
PT Holcim Indonesia Tbk	42,000	15,651
PT Japfa Comfeed Indonesia Tbk	17,000	9,480
PT Kawasan Industri Jababeka Tbk[a]	492,000	10,206
PT Krakatau Steel (Persero) Tbk	86,500	5,951
PT Lippo Karawaci Tbk	346,500	38,646
PT Medco Energi Internasional Tbk	48,500	7,432
PT Mitra Adiperkasa Tbk	18,500	13,692
PT MNC Sky Vision Tbk[a]	11,485	3,232
PT Ramayana Lestari Sentosa Tbk	173,500	23,149
PT Sampoerna Agro Tbk	24,000	5,629
PT Sentul City Tbk[a]	521,000	10,318
PT Summarecon Agung Tbk	112,000	22,415
PT Surya Semesta Internusa Tbk	80,650	9,416
PT Timah (Persero) Tbk	40,000	5,462
PT Tower Bersama Infrastructure Tbk [a]	44,500	27,831
PT Trada Maritime Tbk[a]	113,500	12,068

		424,467
MALAYSIA — 5.27%
Affin Holdings Bhd	9,600	10,833
Carlsberg Brewery Malaysia Bhd	3,800	15,701
Dialog Group Bhd	26,580	21,336
DRB-Hicom Bhd	21,100	16,659
Eastern & Oriental Bhd	30,300	15,849
Hai-O Enterprise Bhd	19,300	12,825
Hibiscus Petroleum Bhd[a]	10,600	5,335
IGB Corp. Bhd	31,000	24,068
IJM Land Bhd	15,500	10,708
KFC Holdings Malaysia Bhd[a]	7,700	10,031
KLCC Property Holdings Bhd	19,600	37,075
KNM Group Bhd[a]	43,200	6,537
KPJ Healthcare Bhd	7,600	14,751
Mah Sing Group Bhd	15,500	11,728
Malaysian Airline System Bhd[a]	21,400	6,090
Malaysian Pacific Industries Bhd	11,900	10,100
Malaysian Resources Corp. Bhd	38,900	20,731
Media Prima Bhd	26,500	19,789
Multi-Purpose Holdings Bhd	16,200	19,879
OSK Holdings Bhd	36,187	17,143
POS Malaysia Bhd	17,400	18,203
QL Resources Bhd	11,800	11,995
Sarawak Oil Palms Bhd	4,200	8,138
Scomi Group Bhd[a]	150,600	17,093
Sunway Real Estate Investment Trust Bhd	63,900	30,691
TAN Chong Motor Holdings Bhd	11,900	17,969
TIME dotCom Bhd[a]	10,400	11,804
Top Glove Corp. Bhd	9,700	17,998

Security	Shares	Value

Uchi Technologies Bhd	42,600	$16,116
Wah Seong Corp. Bhd	17,500	10,075
WCT Bhd	26,600	24,065

		491,315
MEXICO — 2.04%
Alsea SAB de CVa	10,659	18,642
Axtel SAB de CV CPO[a]	58,400	11,434
Bolsa Mexicana de Valores SAB de CV	6,100	13,468
Consorcio ARA SAB de CVa	46,400	13,789
Corporacion Geo SAB de CV Series Ba	12,900	15,024
Desarrolladora Homex SAB de CVa	6,200	13,607
Empresas ICA SAB de CVa	15,900	36,041
Genomma Lab Internacional SAB de CV Series Ba	13,600	27,070
Gruma SAB de CV Series Ba	5,400	15,262
Grupo Herdez SAB de CV	3,600	10,041
TV Azteca SAB de CV CPO	18,900	11,789
Urbi Desarrollos Urbanos SAB de CVa	6,500	3,758

		189,925
PHILIPPINES — 2.12%
Belle Corp.[a]	119,833	14,917
Cebu Air Inc.	5,280	8,135
Filinvest Land Inc.	524,000	19,350
First Gen Corp.[a]	30,600	17,212
First Philippine Holdings Corp.	5,010	11,272
Manila Water Co. Inc.	22,300	17,861
Megaworld Corp.	285,000	17,494
Philex Petroleum Corp.[a]	9,000	5,943
Philippine National Bank[a]	7,576	16,397
Puregold Price Club Inc.	22,849	17,993
Robinsons Land Corp.	52,900	24,581
Security Bank Corp.	4,500	18,037
SM Development Corp.	59,800	8,468

		197,660
POLAND — 1.29%
Budimex SA	729	14,699
Getin Noble Bank SAa	25,023	12,980
Globe Trade Centre SAa	5,232	14,215
KRUK SAa	1,040	14,408
Lubelski Wegiel Bogdanka SA	796	32,352
Netia SAa	8,983	13,609
Warsaw Stock Exchange SA	1,507	17,555

		119,818
RUSSIA — 0.68%
Aeroflot – Russian Airlines OJSC	9,256	12,833
INTER RAO UES OJSC[a]	10,245,600	8,252
OGK-2 OJSC	618,461	7,062
PIK Group[a]	3,700	7,804
RBC OJSC[a]	25,300	10,700
Sollers OJSC[a]	773	16,703

		63,354
SOUTH AFRICA — 8.43%
Acucap Properties Ltd.	5,416	28,172
Adcock Ingram Holdings Ltd.	3,136	18,890

70

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

Aeci Ltd.	2,736	$24,027
African Oxygen Ltd.	7,021	16,284
Allied Technologies Ltd.	1,212	5,015
Astral Foods Ltd.	1,139	13,593
AVI Ltd.	3,726	24,239
Brait SEa	10,112	40,189
Capital Property Fund	13,558	16,761
Cipla Medpro South Africa Ltd.	12,504	12,304
City Lodge Hotels Ltd.	1,625	17,271
Clicks Group Ltd.	4,450	31,564
Clover Industries Ltd.	3,455	6,018
Coronation Fund Managers Ltd.	3,559	15,030
DataTec Ltd.	4,510	28,283
DRDGOLD Ltd.	19,885	14,978
Emira Property Fund	10,819	17,151
Famous Brands Ltd.	1,681	13,627
Fountainhead Property Trust	29,093	27,285
Grindrod Ltd.	9,878	17,194
Group Five Ltd.	3,169	8,920
Hyprop Investments Ltd. Units	2,623	21,263
Illovo Sugar Ltd.	5,270	17,355
JD Group Ltd.	3,600	19,159
JSE Ltd.	2,355	18,932
Lewis Group Ltd.	1,551	11,911
Mondi Ltd.	2,605	26,690
Murray & Roberts Holdings Ltd.[a]	7,829	18,907
Nampak Ltd.	9,992	34,706
Omnia Holdings Ltd.	1,727	25,620
Palabora Mining Co. Ltd.	492	4,985
Pick n Pay Holdings Ltd.	5,070	10,446
Pinnacle Technology Holdings Ltd.	2,803	5,507
Resilient Property Income Fund Ltd.	4,143	23,136
Royal Bafokeng Platinum Ltd.[a]	1,087	6,976
SA Corporate Real Estate Fund Nominees Pty Ltd.	47,032	19,963
Sun International Ltd.	2,181	22,554
Super Group Ltd.[a]	8,100	14,090
Sycom Property Fund	3,692	11,223
Tongaat Hulett Ltd.	2,254	32,229
Vukile Property Fund Ltd.	10,969	22,378
Wilson Bayly Holmes-Ovcon Ltd.	1,282	20,640

		785,465
SOUTH KOREA — 16.53%
3S Korea Co. Ltd.[a]	903	6,163
Able C&C Co. Ltd.	200	15,736
Ahnlab Inc.	98	4,154
Asiana Airlines Inc.[a]	2,000	11,137
Binggrae Co. Ltd.	276	30,841
Capro Corp.	520	5,354
Chabio & Diostech Co. Ltd.[a]	1,374	11,420
CJ CGV Co. Ltd.	600	18,063
CJ E&M Corp.[a]	520	13,518
CJ O Shopping Co. Ltd.	68	16,748
Cosmax Inc.	320	13,875
CrucialTec Co. Ltd.[a]	1,067	8,898
Daesang Corp.	560	14,739
Daishin Securities Co. Ltd.	1,920	15,692
Daum Communications Corp.	257	20,150
Digitech Systems Co. Ltd.[a]	943	9,623
Dong-A Pharmaceutical Co. Ltd.	195	19,359
Dongsuh Co. Inc.	812	13,423
Dongyang Mechatronics Corp.	1,130	10,227

Security	Shares	Value

Doosan Engine Co. Ltd.[a]	760	$5,699
Duksan Hi-Metal Co. Ltd.[a]	505	9,281
Fila Korea Ltd.	227	12,662
Foosung Co. Ltd.[a]	1,610	7,508
Gamevil Inc.[a]	113	12,752
GemVax & Kael Co. Ltd.[a]	517	17,451
Grand Korea Leisure Co. Ltd.	750	21,437
Green Cross Corp.	119	16,045
GS Home Shopping Inc.	91	12,438
Halla Climate Control Corp.	900	20,238
Hana Tour Service Inc.	294	17,241
Handsome Co. Ltd.	530	14,659
Hanjin Heavy Industries & Construction Co. Ltd.[a]	770	8,924
Hanjin Shipping Co. Ltd.[a]	1,870	18,219
Hanmi Pharm Co. Ltd.[a]	200	22,810
Hansol Paper Co.	1,810	16,030
Hanwha Investment & Securities Co. Ltd.	3,790	12,985
Hotel Shilla Co. Ltd.	740	33,007
Huchems Fine Chemical Corp.	650	15,247
Hwa Shin Co. Ltd.	1,020	9,561
Hyundai Corp.	400	7,591
Hyundai Greenfood Co. Ltd.	930	15,373
Hyundai Home Shopping Network Corp.	137	15,372
Ilyang Pharmaceutical Co. Ltd.[a]	400	8,902
Infraware Inc.[a]	1,488	12,216
Interflex Co. Ltd.	185	11,105
INTOPS Co. Ltd.	610	15,576
Jusung Engineering Co. Ltd.[a]	1,438	6,122
KEPCO Plant Service & Engineering Co. Ltd.	400	22,016
KIWOOM Securities Co. Ltd.	349	20,208
Kolon Industries Inc.	348	18,961
Komipharm International Co. Ltd.[a]	1,155	9,557
Korea Petrochemical Ind Co. Ltd.	130	5,204
Korean Reinsurance Co.	1,806	17,345
KT Skylife Co. Ltd.[a]	680	19,467
Kumho Industrial Co. Ltd.[a]	1,890	3,491
Kumho Tire Co. Inc.[a]	1,420	17,638
LG Fashion Corp.	440	12,231
LG Hausys Ltd.	299	23,415
LG International Corp.	672	28,081
LG Life Sciences Ltd.[a]	420	17,609
LIG Insurance Co. Ltd.	830	18,856
Lock & Lock Co. Ltd.	595	13,407
Lotte Chilsung Beverage Co. Ltd.	15	19,670
Lotte Midopa Co. Ltd.	630	7,709
Lotte Samkang Co. Ltd.	33	20,175
Medipost Co. Ltd.[a]	197	14,518
MegaStudy Co. Ltd.	112	7,964
Melfas Inc.	500	12,282
Meritz Finance Group Inc.[a]	4,730	17,167
Meritz Fire & Marine Insurance Co. Ltd.	1,190	14,396
Namhae Chemical Corp.	1,250	8,796
Namyang Dairy Products Co. Ltd.	19	16,511
Neowiz Games Corp.[a]	310	6,713
Nexen Tire Corp.	840	13,187
NongShim Co. Ltd.	82	19,272
OCI Materials Co. Ltd.	155	4,831
Paradise Co. Ltd.	891	15,428
Partron Co. Ltd.	1,579	27,706
Poongsan Corp.	500	15,607
POSCO Chemtech Co. Ltd.	63	7,912
Posco ICT Co. Ltd.	1,958	12,766
RNL BIO Co. Ltd.[a]	2,230	7,053

71

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

S&T Dynamics Co. Ltd.	1,060	$11,453
Samsung Fine Chemicals Co. Ltd.	471	27,403
Samyang Holdings Corp.	128	8,700
SeAH Besteel Corp.	390	9,382
Seegene Inc.[a]	168	11,248
Seoul Semiconductor Co. Ltd.	992	20,750
SFA Engineering Corp.	304	12,184
SK Broadband Co. Ltd.[a]	4,666	20,597
SK Chemicals Co. Ltd.	351	19,384
SK Communications Co. Ltd.[a]	965	7,022
SK Securities Co. Ltd.	14,210	14,894
SKC Co. Ltd.	421	15,882
SM Entertainment Co.[a]	360	15,393
Soulbrain Co. Ltd.	281	12,560
STX Corp. Co. Ltd.	1,110	8,119
STX Engine Co. Ltd.	1,250	9,535
STX Offshore & Shipbuilding Co. Ltd.	1,230	7,838
Sung Kwang Bend Co. Ltd.	669	15,476
Sungwoo Hitech Co. Ltd.	809	8,928
Suprema Inc.	786	13,102
Taekwang Industrial Co. Ltd.	9	7,763
Taewoong Co. Ltd.[a]	361	6,201
Taihan Electric Wire Co. Ltd.[a]	599	3,120
TK Corp.[a]	629	12,431
TONGYANG Life Insurance Co.	920	8,878
TONGYANG Securities Inc.	3,480	12,373
ViroMed Co. Ltd.[a]	400	10,712
Wonik IPS Co. Ltd.[a]	1,659	6,688
Woongjin Thinkbig Co. Ltd.	1,070	6,156
YESCO Co. Ltd.	240	6,638
Youngone Corp.	510	16,390

		1,539,920
TAIWAN — 17.93%
Ability Enterprise Co. Ltd.	18,000	16,944
ALI Corp.	13,000	15,124
Altek Corp.	17,133	9,612
Ambassador Hotel Ltd. (The)	9,000	9,556
AmTRAN Technology Co. Ltd.	26,312	21,554
Asia Optical Co. Inc.[a]	10,000	9,568
Asia Polymer Corp.	14,400	12,341
BES Engineering Corp.	50,000	12,597
Career Technology (MFG.) Co. Ltd.	7,000	10,288
Cathay Real Estate Development Co. Ltd.	21,000	9,975
Cheng Loong Corp.	44,000	18,476
China Bills Finance Corp.	30,000	10,945
China Manmade Fibers Corp.[a]	31,000	10,648
China Steel Chemical Corp.	4,000	17,691
China Synthetic Rubber Corp.	17,000	17,934
Chipbond Technology Corp.	18,000	34,880
Chong Hong Construction Co.	4,040	10,846
Chroma ATE Inc.	9,000	20,754
Chung Hung Steel Corp.[a]	42,000	11,449
Compal Communications Inc.[a]	10,000	10,687
Compeq Manufacturing Co. Ltd.	38,000	15,957
Coretronic Corp.	18,000	13,475
CSBC Corp.	23,420	14,389
Cyberlink Corp.	6,213	20,999
CyberTAN Technology Inc.	14,000	11,227
D-Link Corp.	22,000	13,327
Dynapack International Technology Corp.	3,000	11,668
Elan Microelectronics Corp.	14,000	21,756

Security	Shares	Value

Faraday Technology Corp.	14,000	$18,937
FLEXium Interconnect Inc.	3,387	13,814
Formosan Rubber Group Inc.	15,000	10,532
G Tech Optoelectronics Corp.	4,000	10,147
Gemtek Technology Corp.	20,000	22,097
Genesis Photonics Inc.[a]	12,715	8,643
Genius Electronic Optical Co. Ltd.	1,000	7,865
Gigabyte Technology Co. Ltd.	21,000	17,455
Gigastorage Corp.	10,400	6,354
Global Unichip Corp.	4,000	13,630
Gloria Material Technology Corp.	14,684	11,296
Goldsun Development & Construction Co. Ltd.	30,000	11,307
Grand Pacific Petrochemical Corp.	20,000	10,291
Great Wall Enterprise Co. Ltd.	10,253	9,140
Greatek Electronics Inc.	26,000	20,135
Green Energy Technology Inc.[a]	12,125	8,785
HannStar Display Corp.[a]	73,000	6,357
HannsTouch Solution Inc.[a]	28,000	8,982
Hey Song Corp.	10,000	12,873
Ho Tung Chemical Corp.[a]	28,716	13,195
Holy Stone Enterprise Co. Ltd.	25,000	20,909
Huaku Development Co. Ltd.	4,080	8,931
Huang Hsiang Construction Co.	4,000	10,023
Hung Sheng Construction Co. Ltd.	37,000	20,885
Infortrend Technology Inc.	20,000	10,704
ITEQ Corp.	17,600	18,355
Jih Sun Financial Holdings Co. Ltd.	29,205	8,102
Kenda Rubber Industrial Co. Ltd.	11,715	14,858
Kerry TJ Logistics Co. Ltd.	10,000	15,798
Kindom Construction Co.	13,000	8,591
King Yuan Electronics Co. Ltd.	55,000	31,140
King’s Town Bank[a]	14,000	9,902
Kinpo Electronics Inc.	94,000	21,095
Lealea Enterprise Co. Ltd.	23,690	8,643
Lien Hwa Industrial Corp.	15,000	9,784
LITE-ON IT Corp.	15,074	12,452
Makalot Industrial Co. Ltd.	6,000	18,276
Masterlink Securities Corp.	26,000	8,036
Mercuries & Associates Ltd.	9,360	8,795
Micro-Star International Co. Ltd.	42,000	19,588
Microbio Co. Ltd.	14,280	14,180
MIN AIK Technology Co. Ltd.	6,000	17,574
MiTAC International Corp.	57,000	20,305
Pan-International Industrial Corp.[a]	16,000	14,786
PChome Online Inc.	2,312	9,788
Phihong Technology Co. Ltd.	8,000	6,374
Pixart Imaging Inc.	7,635	18,027
President Securities Corp.[a]	17,510	9,763
Prince Housing & Development Corp.	16,709	11,675
Radium Life Tech Co. Ltd.	32,182	20,769
Ritek Corp.[a]	116,000	11,778
Sanyang Industry Co. Ltd.[a]	23,820	14,757
Senao International Co. Ltd.	3,000	10,067
Shihlin Electric & Engineering Corp.	15,000	18,560
Shining Building Business Co. Ltd.[a]	12,000	8,839
Shinkong Synthetic Fibers Corp.	42,135	13,313
Shinkong Textile Co. Ltd.	9,000	11,771
Silitech Technology Corp.	6,060	10,512
Sinyi Realty Co.	6,360	8,647
Soft-World International Corp.	7,140	11,649
Solar Applied Materials Technology Corp.	8,799	10,448
Solartech Energy Corp.[a]	10,000	6,040
Ta Chen Stainless Pipe Co. Ltd.	42,000	20,889

72

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

Ta Chong Bank Ltd.[a]	30,900	$10,082
Taichung Commercial Bank Co. Ltd.	28,285	9,414
Taiflex Scientific Co. Ltd.	7,000	8,071
Taiwan Hon Chuan Enterprise Co. Ltd.	4,000	8,384
Taiwan Life Insurance Co. Ltd.[a]	15,850	10,011
Taiwan Paiho Ltd.	16,050	9,667
Taiwan Secom Co. Ltd.	12,000	25,731
Taiwan Surface Mounting Technology Co. Ltd.	6,420	9,502
Taiwan TEA Corp.	19,000	9,940
Taiwan-Sogo Shinkong Security Corp.	21,000	24,828
Ton Yi Industrial Corp.	16,000	9,142
Tong Hsing Electronic Industries Ltd.	4,000	13,836
Tong Yang Industry Co. Ltd.	15,984	13,561
Tsann Kuen Enterprise Co. Ltd.	5,000	10,308
TTY Biopharm Co. Ltd.	3,720	12,765
TXC Corp.	12,000	20,445
Union Bank of Taiwan[a]	33,280	11,798
Unity Opto Technology Co. Ltd.[a]	17,679	15,456
UPC Technology Corp.	15,748	8,591
USI Corp.	14,950	11,655
Ve Wong Corp.	29,000	19,763
Visual Photonics Epitaxy Co. Ltd.	9,900	11,517
Wafer Works Corp.	15,270	7,122
Wah Lee Industrial Corp.	14,000	19,347
Waterland Financial Holdings Co. Ltd.	31,021	9,556
Win Semiconductors Corp.	10,000	11,668
WT Microelectronics Co. Ltd.	10,299	12,619
Yageo Corp.[a]	61,000	18,623
YFY Inc.	33,000	14,027
Yieh Phui Enterprise Co. Ltd.	67,014	19,767
YungShin Global Holding Corp.	7,000	9,710
Yungtay Engineering Co. Ltd.	6,000	11,276
Zinwell Corp.	13,000	10,873

		1,670,935
THAILAND — 3.79%
Amata Corp. PCL NVDR	31,200	15,961
Bumrungrad Hospital PCL NVDR	12,300	30,159
Central Plaza Hotel PCL NVDR	20,400	16,950
Delta Electronics (Thailand) PCL NVDR	24,400	24,249
Esso (Thailand) PCL NVDR	28,700	9,632
G J Steel PCL NVDR[a]	3,515,300	10,309
Hana Microelectronics PCL NVDR	27,200	19,232
Hemaraj Land and Development PCL NVDR	179,500	18,599
Jasmine International PCL NVDR	107,600	17,881
Khon Kaen Sugar Industry PCL NVDR	25,900	11,055
Kiatnakin Bank PCL NVDR	22,432	36,181
Pruksa Real Estate PCL NVDR	23,100	16,108
Sahaviriya Steel Industries PCL NVDR[a]	582,700	10,633
Sino-Thai Engineering & Construction PCL NVDR	22,800	17,830
Sri Trang Agro-Industry PCL NVDR	23,000	11,241
Supalai PCL NVDR	25,100	15,049
Thai Airways International PCL NVDR[a]	22,100	15,770
Thai Tap Water Supply PCL NVDR	59,400	15,677
Thai Vegetable Oil PCL NVDR	13,700	10,312
Thanachart Capital PCL NVDR	15,900	18,521
TISCO Financial Group PCL NVDR	7,800	11,564

		352,913
TURKEY — 2.64%
Afyon Cimento Sanayi TAS[a]	263	10,566

Security	Shares	Value

Bagfas Bandirma Gubre Fabrikalari AS	312	$9,084
Bizim Toptan Satis Magazalari AS	1,040	15,140
Eczacibasi Yatirim Holding Ortakligi AS	4,819	17,161
Ihlas Holding ASa	26,053	18,818
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D	44,876	29,902
Koza Anadolu Metal Madencilik Isletmeleri ASa	9,749	30,023
Net Holding ASa	15,185	15,220
Nortel Networks Netas Telekomunikasyon AS	1,410	7,721
Polyester Sanayi ASa	10,615	7,251
Saf Gayrimenkul Yatirim Ortakligi AS	21,974	11,812
Tat Konserve Sanayii ASa	7,443	8,960
Turkiye Sinai Kalkinma Bankasi AS	19,732	21,655
Ulker Biskuvi Sanayi AS	4,958	24,596
Yazicilar Holding AS	2,014	18,156

		246,065

TOTAL COMMON STOCKS
(Cost: $9,288,992)		9,156,135

PREFERRED STOCKS — 1.20%

BRAZIL — 1.20%
Banco ABC Brasil SA	2,075	12,304
Banco Daycoval SA	2,000	9,013
Banco Industrial e Comercial SA	2,100	6,176
Banco Panamericano SA	5,911	13,039
Companhia de Ferro Ligas da Bahia – Ferbasa	2,500	12,334
Contax Participacoes SA	1,500	16,224
GOL Linhas Aereas Inteligentes SA	2,700	13,129
Randon Implementos e Participacoes SA	2,700	14,602
Saraiva Livreiros Editores SA	1,100	14,350

		111,171

TOTAL PREFERRED STOCKS
(Cost: $125,353)		111,171

RIGHTS — 0.03%

BRAZIL — 0.00%
Vanguarda Agro SAa	17,498	415

		415
CHILE — 0.00%
Sonda SAa	1,034	—

		—
POLAND — 0.00%
Polimex-Mostostal SAa	65,920	386

		386
SOUTH KOREA — 0.03%
Jusung Engineering Co. Ltd.[a]	273	246

73

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

Taihan Electric Wire Co. Ltd.[a]	1,702	$2,035

		2,281

TOTAL RIGHTS
(Cost: $7,657)		3,082

TOTAL INVESTMENTS IN SECURITIES — 99.51%
(Cost: $9,422,002)		9,270,388
Other Assets, Less Liabilities — 0.49%		45,731

NET ASSETS — 100.00%		$9,316,119

CPO — Certificates of Participation (Ordinary)

NVDR — Non-Voting Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.

See accompanying notes to consolidated schedules of investments.

74

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 91.42%

BRAZIL — 5.41%
Banco do Brasil SA	2,400	$24,945
Banco Santander (Brasil) SA Units	3,000	20,635
BM&F Bovespa SA	7,200	43,856
Centrais Eletricas Brasileiras SA	300	1,089
Companhia Siderurgica Nacional SA	3,000	14,929
Cosan SA Industria e Comercio	300	5,591
CPFL Energia SA	900	9,756
EDP Energias do Brasil SA	1,200	6,899
Embraer SA	2,400	14,926
Fibria Celulose SAa	900	8,970
JBS SAa	600	1,540
Light SA	300	3,373
Oi SA	1,200	5,135
PDG Realty SA Empreendimentos e Participacoes	4,800	6,854
Petroleo Brasileiro SA	12,000	108,728
Porto Seguro SA	300	3,206
TIM Participacoes SA	1,500	5,351
Tractebel Energia SA	300	4,960
Vale SA	5,400	96,319

		387,062
CHILE — 1.82%
AES Gener SA	7,212	4,666
Aguas Andinas SA Series A	9,972	6,810
Banco de Chile	66,540	9,949
Banco de Credito e Inversiones	48	3,171
Banco Santander (Chile) SA	257,955	17,403
CAP SA	153	5,026
CorpBanca SA	384,606	5,070
E.CL SA	1,764	4,087
Empresa Nacional de Telecomunicaciones SA	435	8,933
Empresas CMPC SA	4,593	16,666
Empresas Copec SA	1,836	25,366
Enersis SA	53,334	17,982
Vina Concha y Toro SA	2,499	4,863

		129,992
CHINA — 18.79%
Agile Property Holdings Ltd.	6,000	8,083
Agricultural Bank of China Ltd. Class H	80,000	35,097
Aluminum Corp. of China Ltd. Class Ha	18,000	7,665
Angang Steel Co. Ltd. Class Ha	6,000	3,778
Anta Sports Products Ltd.	3,000	2,191
Bank of China Ltd. Class H	300,000	126,580
Bank of Communications Co. Ltd. Class H	27,000	19,788
Bosideng International Holdings Ltd.	12,000	3,654
China Agri-Industries Holdings Ltd.	6,000	3,399
China BlueChemical Ltd. Class H	6,000	3,747
China CITIC Bank Corp. Ltd. Class H	30,000	15,484
China Coal Energy Co. Class H	18,000	18,162
China Communications Construction Co. Ltd. Class H	18,000	16,397
China Communications Services Corp. Ltd. Class H	6,000	3,375
China Construction Bank Corp. Class H	288,000	220,737
China COSCO Holdings Co. Ltd. Class Ha	10,500	4,810

Security	Shares	Value

China Everbright Ltd.	6,000	$8,655
China Merchants Bank Co. Ltd. Class H	16,000	30,637
China Merchants Holdings (International) Co. Ltd.	6,000	18,193
China Minsheng Banking Corp. Ltd. Class H	21,000	20,593
China Mobile Ltd.	24,000	274,372
China Petroleum & Chemical Corp. Class H	66,000	70,002
China Railway Group Ltd. Class H	15,000	8,729
China Shanshui Cement Group Ltd.	9,000	6,143
China Shipping Container Lines Co. Ltd. Class Ha	18,000	4,761
China Shipping Development Co. Ltd. Class H	6,000	2,965
China Southern Airlines Co. Ltd. Class H	6,000	2,679
China Telecom Corp. Ltd. Class H	30,000	16,335
Chongqing Rural Commercial Bank Co. Ltd. Class H	9,000	4,134
CITIC Pacific Ltd.	6,000	7,579
CITIC Securities Co. Ltd. Class H	3,000	5,644
COSCO Pacific Ltd.	6,000	8,470
Datang International Power Generation Co. Ltd. Class H	12,000	4,212
Evergrande Real Estate Group Ltd.	18,000	8,988
Fosun International Ltd.	7,500	4,442
Franshion Properties (China) Ltd.	12,000	4,165
GCL-Poly Energy Holdings Ltd.	33,000	5,493
GOME Electrical Appliances Holdings Ltd.[a]	54,000	5,435
Guangdong Investment Ltd.	12,000	9,755
Guangzhou Automobile Group Co. Ltd. Class H	6,000	4,885
Guangzhou R&F Properties Co. Ltd. Class H	3,600	6,141
Huabao International Holdings Ltd.	12,000	5,419
Industrial and Commercial Bank of China Ltd. Class H	261,000	176,132
Jiangsu Expressway Co. Ltd. Class H	6,000	5,365
Jiangxi Copper Co. Ltd. Class H	6,000	15,406
Kingboard Chemical Holdings Co. Ltd.	3,000	8,903
Lee & Man Paper Manufacturing Ltd.	9,000	5,412
Nine Dragons Paper (Holdings) Ltd.	6,000	4,397
Poly Property Group Co. Ltd.[a]	9,000	6,225
Shanghai Electric Group Co. Ltd. Class H	12,000	4,723
Shanghai Industrial Holdings Ltd.	3,000	9,813
Shougang Fushan Resources Group Ltd.	12,000	4,475
Shui On Land Ltd.	10,500	5,297
Sino-Ocean Land Holdings Ltd.	12,000	9,074
SOHO China Ltd.	9,000	6,794
Yanzhou Coal Mining Co. Ltd. Class H	6,000	9,182
Yuexiu Property Co. Ltd.	24,000	7,711
Zhejiang Expressway Co. Ltd. Class H	6,000	4,575
Zijin Mining Group Co. Ltd. Class H	30,000	12,077
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	5,400	6,947

		1,344,281
COLOMBIA — 0.86%
Ecopetrol SA SP ADR	1,057	61,454

		61,454
CZECH REPUBLIC — 0.32%
CEZ AS	366	12,152
Telefonica O2 Czech Republic AS	612	10,901

		23,053
EGYPT — 0.34%
Orascom Construction Industries SAE SP GDR[a]	384	14,354
Orascom Telecom Holding SAE SP GDR[a,b]	3,573	10,258

		24,612

75

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

November 30, 2012

Security	Shares	Value

HUNGARY — 0.27%
Magyar Telekom Telecommunications PLC	2,034	$3,697
OTP Bank PLC	843	15,908

		19,605
INDIA — 6.81%
ACC Ltd.	222	5,648
Aditya Birla Nuvo Ltd.	225	4,407
Ambuja Cements Ltd.	2,559	9,785
Axis Bank Ltd.	303	7,352
Bajaj Auto Ltd.	315	11,182
Bank of Baroda	297	4,164
Bank of India	654	3,374
Bharat Heavy Electricals Ltd.	2,367	10,198
Bharat Petroleum Corp. Ltd.	708	4,523
Cairn India Ltd.	1,827	11,086
Canara Bank Ltd.	522	4,458
Coal India Ltd.	1,314	8,855
DLF Ltd.	1,671	6,445
GAIL (India) Ltd.	1,590	10,329
Hero Motocorp Ltd.	162	5,440
Hindalco Industries Ltd.	4,005	8,585
ICICI Bank Ltd.	513	10,373
Infosys Ltd.	1,734	77,682
Infrastructure Development Finance Co. Ltd.	4,176	13,297
Jaiprakash Associates Ltd.	3,039	5,372
Jindal Steel & Power Ltd.	1,260	9,336
JSW Steel Ltd.	306	4,179
Larsen & Toubro Ltd.	264	8,095
Mahindra & Mahindra Ltd.	1,221	21,257
NTPC Ltd.	2,403	7,174
Oil & Natural Gas Corp. Ltd.	3,036	14,788
Piramal Enterprises Ltd.	366	3,350
Power Finance Corp. Ltd.	1,068	3,779
Power Grid Corp. of India Ltd.	4,599	9,968
Reliance Capital Ltd.	522	4,068
Reliance Communications Ltd.	2,751	3,616
Reliance Industries Ltd.	5,238	76,430
Reliance Infrastructure Ltd.	426	3,801
Rural Electrification Corp. Ltd.	1,113	4,719
Sesa Goa Ltd.	1,392	4,663
Shriram Transport Finance Co. Ltd.	435	5,360
State Bank of India	522	20,827
Sterlite Industries (India) Ltd.	5,409	10,794
Tata Motors Ltd.	2,697	13,558
Tata Power Co. Ltd.	4,032	7,991
Tata Steel Ltd.	1,173	8,328
Unitech Ltd.[a]	8,982	5,234
Wipro Ltd.	1,890	13,664

		487,534

INDONESIA — 2.86%
PT Adaro Energy Tbk	57,000	7,962
PT Astra Agro Lestari Tbk	1,500	2,814
PT Astra International Tbk	51,000	38,542
PT Bank Danamon Indonesia Tbk	13,500	7,599
PT Bank Mandiri (Persero) Tbk	12,000	10,320
PT Bank Negara Indonesia (Persero) Tbk	30,000	11,570
PT Bank Rakyat Indonesia (Persero) Tbk	34,500	25,353
PT Bukit Asam (Persero) Tbk	3,000	4,378

Security	Shares	Value

PT Bumi Resources Tbk	85,500	$5,258
PT Indo Tambangraya Megah Tbk	1,500	6,137
PT Indofood Sukses Makmur Tbk	19,500	11,891
PT Perusahaan Gas Negara (Persero) Tbk	45,000	21,225
PT Telekomunikasi Indonesia (Persero) Tbk	40,500	37,995
PT United Tractors Tbk	6,000	10,663
PT Vale Indonesia Tbk	11,985	2,592

		204,299
MALAYSIA — 3.64%
Alliance Financial Group Bhd	4,200	5,665
AMMB Holdings Bhd	6,900	14,482
Berjaya Sports Toto Bhd	2,400	3,553
CIMB Group Holdings Bhd	6,600	16,219
Genting Malaysia Bhd	12,600	14,176
IHH Healthcare Bhd[a]	4,800	5,495
IOI Corp. Bhd	15,000	24,476
Malayan Banking Bhd	15,900	47,338
Malaysia Airports Holdings Bhd	2,400	4,193
Maxis Communications Bhd	6,600	13,961
MISC Bhd[a]	4,500	5,951
Parkson Holdings Bhd	6,900	10,283
PPB Group Bhd	2,100	8,290
RHB Capital Bhd	2,100	5,181
Sime Darby Bhd	11,100	32,755
Tenaga Nasional Bhd	11,100	25,342
UMW Holdings Bhd	2,100	7,337
YTL Corp. Bhd	18,900	11,005
YTL Power International Bhd	9,300	4,834

		260,536
MEXICO — 5.43%
America Movil SAB de CV Series L	78,300	92,589
Cemex SAB de CV CPO[a]	42,600	37,979
Compartamos SAB de CV	3,600	5,466
Fomento Economico Mexicano SAB de CV BD Units	7,800	76,456
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,200	6,156
Grupo Aeroportuario del Sureste SAB de CV Series B	900	9,261
Grupo Carso SAB de CV Series A1	2,400	9,803
Grupo Financiero Banorte SAB de CV Series O	2,400	13,766
Grupo Financiero Inbursa SAB de CV Series O	2,100	5,826
Grupo Mexico SAB de CV Series B	15,300	49,824
Grupo Modelo SAB de CV Series C	2,700	24,211
Grupo Televisa SAB de CV CPO	5,400	25,596
Industrias CH SAB de CV Series Ba	900	5,720
Industrias Penoles SAB de CV	525	26,252

		388,905
PERU — 0.55%
Compania de Minas Buenaventura SA SP ADR	777	25,462
Southern Copper Corp.	378	13,722

		39,184
PHILIPPINES — 0.97%
Aboitiz Power Corp.	7,800	6,763
Alliance Global Group Inc.	16,800	6,697
Ayala Corp.	690	8,120
Bank of the Philippine Islands	2,940	6,399
BDO Unibank Inc.[a]	5,700	9,960

76

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

November 30, 2012

Security	Shares	Value

Globe Telecom Inc.	135	$3,714
Metropolitan Bank & Trust Co.	1,380	3,368
Philippine Long Distance Telephone Co.	180	11,384
San Miguel Corp.	1,950	5,198
SM Investments Corp.	360	7,721

		69,324
POLAND — 1.60%
Asseco Poland SA	400	5,495
Jastrzebska Spolka Weglowa SA	204	5,643
KGHM Polska Miedz SA	546	30,860
Polska Grupa Energetyczna SA	3,231	18,742
Powszechna Kasa Oszczednosci Bank Polski SA	1,600	17,611
Powszechny Zaklad Ubezpieczen SA	143	17,852
Tauron Polska Energia SA	4,419	6,052
Telekomunikacja Polska SA	3,300	12,316

		114,571
RUSSIA — 5.47%
Federal Grid Co. of Unified Energy System OJSC[a]	1,170,000	7,891
Gazprom OAO	42,900	192,437
IDGC Holding JSC[a]	75,000	4,869
INTER RAO UES OJSC[a]	4,800,000	3,894
LUKOIL OAO	2,064	129,487
Novolipetsk Steel OJSC SP GDR[b]	348	6,911
Rosneft Oil Co. OJSC	2,580	20,354
Severstal OAO	420	4,782
Sistema JSFC SP GDR[b]	219	4,143
Surgutneftegas OJSC	15,300	12,907
VTB Bank OJSC	2,250,000	3,780

		391,455
SOUTH AFRICA — 7.43%
Absa Group Ltd.	1,095	17,479
African Bank Investments Ltd.	2,805	10,011
African Rainbow Minerals Ltd.	210	4,213
Assore Ltd.	15	644
Aveng Ltd.	1,749	5,299
Barloworld Ltd.	573	4,696
Exxaro Resources Ltd.	273	4,747
FirstRand Ltd.	12,318	40,288
Gold Fields Ltd.	2,847	35,327
Growthpoint Properties Ltd.	7,026	19,381
Harmony Gold Mining Co. Ltd.	975	7,678
Impala Platinum Holdings Ltd.	1,377	22,426
Imperial Holdings Ltd.	732	15,543
Investec Ltd.	969	5,962
Liberty Holdings Ltd.	552	6,572
MMI Holdings Ltd.	4,323	10,158
Nedbank Group Ltd.	786	15,870
PPC Ltd.	936	3,083
Redefine Properties Ltd.	11,682	12,574
Remgro Ltd.	1,758	29,608
Reunert Ltd.	828	6,847
RMB Holdings Ltd.	2,853	12,585
RMI Holdings Ltd.	2,505	6,188
Sanlam Ltd.	7,209	33,197
Sappi Ltd.[a]	2,271	7,395
Sasol Ltd.	2,229	94,022
Standard Bank Group Ltd.	4,779	56,577

Security	Shares	Value

Steinhoff International Holdings Ltd.[a]	4,383	$13,516
Tiger Brands Ltd.	273	9,206
Vodacom Group Ltd.	1,509	20,218

		531,310
SOUTH KOREA — 14.11%
BS Financial Group Inc.	690	7,710
CJ Corp.	60	5,957
Daelim Industrial Co. Ltd.	111	8,088
Daewoo Engineering & Construction Co. Ltd.[a]	360	3,158
Daewoo Securities Co. Ltd.	660	6,522
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	390	8,752
DGB Financial Group Inc.	450	5,610
Dongbu Insurance Co. Ltd.	180	7,730
Doosan Corp.	9	1,051
Doosan Heavy Industries & Construction Co. Ltd.	126	4,730
GS Engineering & Construction Corp.	144	7,101
GS Holdings Corp.	210	13,827
Hana Financial Group Inc.	930	28,857
Hanwha Chemical Corp.	360	5,552
Hanwha Corp.	180	5,294
Hanwha Life Insurance Co. Ltd.	720	5,000
Hyosung Corp.	90	5,635
Hyundai Department Store Co. Ltd.	54	7,505
Hyundai Development Co.	240	4,588
Hyundai Engineering & Construction Co. Ltd.	243	15,260
Hyundai Heavy Industries Co. Ltd.	168	32,736
Hyundai Marine & Fire Insurance Co. Ltd.	210	6,487
Hyundai Mipo Dockyard Co. Ltd.	48	5,009
Hyundai Motor Co.	609	126,822
Hyundai Securities Co. Ltd.	450	3,391
Hyundai Steel Co.	222	16,463
Industrial Bank of Korea	630	6,691
Kangwon Land Inc.	420	12,005
KB Financial Group Inc.	1,470	48,396
KCC Corp.	18	4,754
Kia Motors Corp.	327	18,693
Korea Electric Power Corp.[a]	1,050	25,890
Korea Exchange Bank[a]	990	6,665
Korea Gas Corp.	90	6,516
Korea Investment Holdings Co. Ltd.	150	5,451
KP Chemical Corp.	300	3,061
KT Corp. SP ADR	219	3,769
KT&G Corp.	441	34,902
Kumho Petro Chemical Co. Ltd.	54	5,585
LG Corp.	381	22,870
LG Display Co. Ltd.[a]	960	30,675
LG Electronics Inc.	408	28,749
Lotte Shopping Co. Ltd.	42	13,905
Mirae Asset Securities Co. Ltd.	120	3,358
OCI Co. Ltd.	54	7,530
POSCO	261	77,973
S-Oil Corp.	180	16,274
Samsung C&T Corp.	225	12,343
Samsung Card Co. Ltd.	180	6,042
Samsung Engineering Co. Ltd.	108	16,157
Samsung Fire & Marine Insurance Co. Ltd.	144	29,123
Samsung Heavy Industries Co. Ltd.	660	22,216
Samsung Life Insurance Co. Ltd.	234	20,097
Samsung Securities Co. Ltd.	240	10,971
Shinhan Financial Group Co. Ltd.	1,710	54,718
Shinsegae Co. Ltd.	27	5,024

77

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

November 30, 2012

Security	Shares	Value

SK C&C Co. Ltd.	81	$7,428
SK Holdings Co. Ltd.	102	16,908
SK Innovation Co. Ltd.	231	35,306
SK Networks Co. Ltd.	510	3,895
SK Telecom Co. Ltd.	39	5,421
Woongjin Coway Co. Ltd.	240	8,843
Woori Finance Holdings Co. Ltd.	1,410	13,217
Woori Investment & Securities Co. Ltd.	510	5,016
Yuhan Corp.	27	4,226

		1,009,498
TAIWAN — 10.24%
Advanced Semiconductor Engineering Inc.	27,000	22,628
Asia Cement Corp.	9,000	11,570
ASUSTeK Computer Inc.	3,000	33,093
AU Optronics Corp.[a]	15,000	6,376
Capital Securities Corp.	9,000	3,361
Catcher Technology Co. Ltd.	3,000	15,385
Cathay Financial Holding Co. Ltd.	9,000	9,587
Chang Hwa Commercial Bank Ltd.	3,000	1,626
Cheng Uei Precision Industry Co. Ltd.	3,000	7,073
Chicony Electronics Co. Ltd.	3,000	7,032
Chimei Innolux Corp.[a]	25,640	11,472
China Development Financial Holding Corp.[a]	33,000	8,053
China Motor Co. Ltd.	3,000	2,757
China Petrochemical Development Corp.	7,050	4,137
China Steel Corp.	45,000	41,199
Chinatrust Financial Holding Co. Ltd.	29,376	17,037
Chunghwa Telecom Co. Ltd.	15,000	48,479
Compal Electronics Inc.	18,000	12,174
E Ink Holdings Inc.	3,000	2,210
Eternal Chemical Co. Ltd.	6,000	5,266
Evergreen Marine Corp. Ltd.[a]	6,000	3,531
Far Eastern New Century Corp.	12,000	14,270
Farglory Land Development Co. Ltd.	3,000	5,617
Feng Hsin Iron & Steel Co. Ltd.	3,000	5,080
First Financial Holding Co. Ltd.	27,000	16,495
Formosa Chemicals & Fibre Corp.	12,000	28,416
Formosa Plastics Corp.	15,000	39,495
Formosa Taffeta Co. Ltd.	6,000	5,679
Fubon Financial Holding Co. Ltd.	24,000	27,260
HTC Corp.	3,000	27,466
Hua Nan Financial Holdings Co. Ltd.	21,000	11,890
Inventec Corp.	12,000	4,523
LCY Chemical Corp.	3,149	3,913
Lite-On Technology Corp.	9,000	12,298
Macronix International Co. Ltd.	18,000	5,049
Mega Financial Holding Co. Ltd.	33,000	25,840
Nan Ya Plastics Corp.	18,000	31,844
Novatek Microelectronics Corp. Ltd.	3,000	12,081
Pou Chen Corp.	9,000	9,293
Powertech Technology Inc.	3,000	4,445
Quanta Computer Inc.	9,000	22,613
Realtek Semiconductor Corp.	3,000	6,051
Ruentex Development Co. Ltd.	3,000	5,710
Shin Kong Financial Holding Co. Ltd.[a]	24,000	6,650
Siliconware Precision Industries Co. Ltd.	12,000	12,990
SinoPac Financial Holdings Co. Ltd.	6,000	2,519
Taishin Financial Holdings Co. Ltd.	24,000	9,128
Taiwan Cement Corp.	12,000	15,716
Taiwan Cooperative Financial Holding Co. Ltd.	20,824	11,468
Taiwan Mobile Co. Ltd.	3,000	10,790

Security	Shares	Value

Teco Electric and Machinery Co. Ltd.	6,000	$4,368
Tung Ho Steel Enterprise Corp.	6,000	6,175
U-Ming Marine Transport Corp.	3,000	4,786
Unimicron Technology Corp.	6,000	6,526
United Microelectronics Corp.	51,000	19,748
Walsin Lihwa Corp.[a]	15,000	4,708
Wistron Corp.	9,000	9,882
WPG Holdings Co. Ltd.	6,000	7,940

		732,768
THAILAND — 2.59%
Advanced Information Service PCL NVDR	2,700	19,355
Bangkok Bank PCL Foreign	3,300	20,753
Bangkok Bank PCL NVDR	2,100	12,522
Banpu PCL NVDR	150	1,931
Indorama Ventures PCL NVDR	6,300	5,234
IRPC PCL NVDR	45,600	6,181
Krung Thai Bank PCL NVDR	15,300	9,173
PTT Exploration & Production PCL NVDR	4,500	23,314
PTT Global Chemical PCL NVDR	6,900	14,614
PTT PCL NVDR	3,300	34,408
Siam Cement PCL Foreign	158	2,090
Siam Cement PCL NVDR	1,200	15,445
Siam Commercial Bank PCL NVDR	3,000	15,885
Thai Oil PCL NVDR	2,100	4,516

		185,421
TURKEY — 1.91%
Akbank TAS	4,707	22,086
Asya Katilim Bankasi ASa	2,862	3,141
Enka Insaat ve Sanayi AS	1,599	4,262
Eregli Demir ve Celik Fabrikalari TAS	3,951	4,978
Ford Otomotiv Sanayi AS	318	3,258
Haci Omer Sabanci Holding AS	3,288	16,974
KOC Holding AS	2,589	11,858
Turk Telekomunikasyon AS	2,211	8,270
Turkcell Iletisim Hizmetleri ASa	1,644	9,896
Turkiye Halk Bankasi AS	1,038	10,055
Turkiye Is Bankasi AS Class C	6,246	20,144
Turkiye Petrol Rafinerileri AS	513	13,702
Turkiye Vakiflar Bankasi TAO Class D	1,506	3,651
Yapi ve Kredi Bankasi ASa	1,686	4,446

		136,721

TOTAL COMMON STOCKS
(Cost: $6,988,634)		6,541,585

PREFERRED STOCKS — 8.06%

BRAZIL — 6.83%
AES Tiete SA	600	6,489
Banco do Estado do Rio Grande do Sul SA Class B	600	4,315
Bradespar SA	900	12,168
Centrais Eletricas Brasileiras SA Class B	1,500	6,867
Companhia Energetica de Minas Gerais	1,800	21,919
Companhia Energetica de Sao Paulo Class B	600	4,967
Companhia Paranaense de Energia Class B	600	8,112
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	300	1,934
Gerdau SA	3,600	30,262

78

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

November 30, 2012

Security	Shares	Value

Itausa – Investimentos Itau SA	10,200	$46,597
Metalurgica Gerdau SA	1,200	12,780
Oi SA	3,300	12,602
Petroleo Brasileiro SA	16,800	148,713
Telefonica Brasil SA	1,200	26,414
Usinas Siderurgicas de Minas Gerais SA Class A	1,500	8,895
Vale SA Class A	7,800	135,797

		488,831
RUSSIA — 0.42%
AK Transneft OAO	6	12,713
Surgutneftegas OJSC	27,600	17,289

		30,002
SOUTH KOREA — 0.81%
Hyundai Motor Co. Ltd.	84	5,601
Hyundai Motor Co. Ltd. Series 2	141	10,156
LG Chem Ltd.	39	3,540
Samsung Electronics Co. Ltd.	51	38,809

		58,106

TOTAL PREFERRED STOCKS
(Cost: $782,321)		576,939

RIGHTS — 0.00%

CHILE — 0.00%
Banco de Chile[a]	2,977	49

		49
CHINA — 0.00%
China Agri-Industries Holdings Ltd.[a]	1,800	232

		232

TOTAL RIGHTS
(Cost: $0)		281

TOTAL INVESTMENTS IN SECURITIES — 99.48%
(Cost: $7,770,955)		7,118,805
Other Assets, Less Liabilities — 0.52%		37,070

NET ASSETS — 100.00%		$7,155,875

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

See accompanying notes to consolidated schedules of investments.

79

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMU INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 97.48%

AUSTRIA — 1.01%
Andritz AG	44,916	$2,862,469
Erste Group Bank AGa	133,566	3,928,585
IMMOEAST AG Escrow[a,b]	105,078	1
IMMOFINANZ AGa	577,407	2,331,779
IMMOFINANZ AG Escrow[a,b]	68,575	1
OMV AG	91,605	3,274,007
Raiffeisen International Bank Holding AGc	30,141	1,241,312
Telekom Austria AG	142,431	926,229
Verbund AG	41,961	959,419
Vienna Insurance Group AG	24,231	1,150,291
voestalpine AG	67,965	2,194,413

		18,868,506
BELGIUM — 4.02%
Ageas	144,204	3,854,187
Anheuser-Busch InBev NV	494,076	43,304,488
Belgacom SA	93,969	2,760,861
Colruyt SA	46,689	2,148,405
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	62,646	2,316,402
Groupe Bruxelles Lambert SA	50,235	3,909,031
KBC Groep NV	99,879	3,009,194
Solvay SA	36,642	4,965,816
Telenet Group Holding NV	34,869	1,592,714
UCB SA	68,556	3,891,559
Umicore SA	70,920	3,684,468

		75,437,125
FINLAND — 2.73%
Elisa OYJ	87,468	1,857,715
Fortum OYJ	274,224	4,939,681
Kesko OYJ Class B	39,006	1,231,246
Kone OYJ Class B	96,333	7,216,743
Metso OYJ	78,603	2,955,500
Neste Oil OYJ	79,785	1,019,524
Nokia OYJ[c]	2,313,174	7,671,710
Nokian Renkaat OYJ	69,147	2,886,836
Orion OYJ Class B	60,282	1,614,313
Pohjola Bank PLC Class A	86,286	1,205,281
Sampo OYJ Class A	258,858	8,265,265
Stora Enso OYJ Class R	340,416	2,229,221
UPM-Kymmene OYJ	325,050	3,656,874
Wartsila OYJ Abp	104,016	4,387,234

		51,137,143
FRANCE — 33.16%
Accor SA	91,014	3,023,241
Aeroports de Paris	18,321	1,413,732
ALSTOM	127,065	4,624,821
ArcelorMittal	578,589	8,793,112
Arkema SA	38,415	3,929,554
Atos SA	33,096	2,349,808
AXA SA	1,088,031	17,879,699
BNP Paribas SA	615,822	34,396,282

Security	Shares	Value

Bouygues SA	117,018	$2,889,395
Bureau Veritas SA	34,278	3,803,287
Cap Gemini SA	91,605	3,878,054
Carrefour SA	367,602	9,076,787
Casino Guichard-Perrachon SA	34,278	3,112,267
Christian Dior SA	33,687	5,443,803
CNP Assurances SA	92,787	1,351,602
Compagnie de Saint-Gobain	243,492	9,715,916
Compagnie Generale de Geophysique -Veritas[a]	98,241	2,996,259
Compagnie Generale des Etablissements Michelin Class B	111,108	10,333,699
Credit Agricole SAa	616,413	4,673,148
Danone SA	356,373	22,607,147
Dassault Systemes SA	37,824	4,279,868
Edenred SA	105,198	3,205,020
Electricite de France SA	148,341	2,723,239
Essilor International SA	124,701	12,042,318
Eurazeo	18,321	877,119
European Aeronautic Defence and Space Co. NV	255,312	8,597,001
Eutelsat Communications SA	81,558	2,522,978
Fonciere des Regions	15,957	1,339,442
France Telecom SA	1,143,585	12,105,513
GDF Suez	786,030	17,680,860
Gecina SA	13,593	1,502,543
Gemalto NV	49,053	4,510,542
Groupe Eurotunnel SA Registered	332,733	2,509,532
Icade	14,775	1,334,576
Iliad SA	14,184	2,523,647
Imerys SA	21,276	1,263,760
JCDecaux SA	40,779	922,581
Klepierre	60,282	2,311,313
L’Air Liquide SA	192,075	23,459,912
L’Oreal SA	148,341	20,132,484
Lafarge SA	115,245	6,695,480
Lagardere SCA	73,284	2,206,023
Legrand SA	146,568	5,936,104
LVMH Moet Hennessy Louis Vuitton SA	156,615	27,478,246
Natixis	567,951	1,819,361
Pernod Ricard SA	130,611	14,789,113
PPR SA	46,689	8,707,779
PSA Peugeot Citroen SAa,c	141,249	866,553
Publicis Groupe SA	109,335	6,185,036
Remy Cointreau SA	13,593	1,522,874
Renault SA	118,791	5,941,280
Rexel SA	66,783	1,299,395
Safran SA	141,840	5,809,183
Sanofi	734,022	65,547,566
Schneider Electric SA	322,095	22,638,259
SCOR SE	101,061	2,668,888
SES SA Class A FDR	188,529	5,333,117
Societe BIC SA	17,730	2,216,031
Societe Generale[a]	429,657	15,537,763
Sodexo	58,509	4,724,850
STMicroelectronics NV	394,197	2,512,194
Suez Environnement SA	174,345	1,900,191
Technip SA	62,055	7,208,903
Thales SA	56,145	2,019,428
Total SA	1,310,247	65,565,518
Unibail-Rodamco SE	56,736	13,315,556
Vallourec SA	63,828	3,314,777
Veolia Environnement	209,214	2,274,787
Vinci SA	283,680	12,516,770
Vivendi SA	796,668	17,117,136
Wendel	20,720	1,943,790
Zodiac Aerospace	21,276	2,376,987

		622,124,799

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

November 30, 2012

Security	Shares	Value

GERMANY — 28.12%
Adidas AG	128,838	$11,330,859
Allianz SE Registered	280,134	36,416,006
Axel Springer AG	24,231	1,055,589
BASF SE	565,587	50,683,003
Bayer AG Registered	508,851	46,028,992
Bayerische Motoren Werke AG	203,895	18,083,020
Beiersdorf AG	62,646	4,913,086
Brenntag AG	31,914	4,125,830
Celesio AG	52,599	893,438
Commerzbank AGa	2,279,487	4,094,251
Continental AG	67,374	7,457,025
Daimler AG Registered	558,495	27,587,856
Deutsche Bank AG Registered	572,088	25,253,314
Deutsche Boerse AG	119,382	6,724,666
Deutsche Lufthansa AG Registered	141,249	2,344,119
Deutsche Post AG Registered	553,176	11,482,591
Deutsche Telekom AG Registered	1,728,675	19,043,223
E.ON SE	1,108,716	19,971,642
Fraport AG	22,458	1,245,612
Fresenius Medical Care AG & Co. KGaA	130,020	8,928,691
Fresenius SE & Co. KGaA	76,830	8,881,342
GEA Group AG	107,562	3,514,865
Hannover Rueckversicherung AG Registered	37,233	2,743,289
HeidelbergCement AG	86,877	4,721,380
Henkel AG & Co. KGaA	80,376	5,446,378
Hochtief AGa	18,912	1,009,459
Hugo Boss AG	15,366	1,611,592
Infineon Technologies AG	671,376	5,148,337
K+S AG Registered	106,380	4,806,550
Kabel Deutschland Holding AG	54,963	3,974,559
Lanxess AG	51,417	4,475,806
Linde AG	114,063	19,723,175
MAN SE	26,004	2,732,720
Merck KGaA	39,597	5,296,760
METRO AG	79,785	2,234,133
Muenchener Rueckversicherungs-Gesellschaft AG Registered	110,517	18,865,664
QIAGEN NVa	146,568	2,709,753
RWE AG	301,410	12,569,922
Salzgitter AG	24,231	1,117,201
SAP AG	566,769	44,257,866
Siemens AG Registered	506,487	52,237,837
Suedzucker AG	47,871	1,885,886
ThyssenKrupp AG	238,173	4,823,084
United Internet AG Registered	60,282	1,351,272
Volkswagen AG	18,321	3,726,744

		527,528,387
GREECE — 0.18%
Coca-Cola Hellenic Bottling Co. SAa	107,295	2,495,115
OPAP SA	131,298	853,831

		3,348,946
IRELAND — 0.90%
CRH PLC	445,023	8,132,096
Elan Corp. PLC[a]	311,457	3,127,225
Irish Bank Resolution Corp. Ltd.[a,b]	446,666	6

Security	Shares	Value

Kerry Group PLC Class A	92,787	$4,861,544
Ryanair Holdings PLC	43,520	268,350
Ryanair Holdings PLC SP ADR	11,820	406,962

		16,796,183
ITALY — 7.82%
Assicurazioni Generali SpA	721,020	12,097,085
Atlantia SpA	198,576	3,391,058
Banca Monte dei Paschi di Siena SpA[a,c]	3,988,068	1,052,418
Banco Popolare Scrl[a]	1,089,213	1,605,042
Enel Green Power SpA	1,080,348	1,843,492
Enel SpA	4,051,305	15,354,235
Eni SpA	1,565,559	37,017,494
Exor SpA	39,597	979,527
Fiat Industrial SpA	528,945	5,654,914
Fiat SpA[a]	540,174	2,501,079
Finmeccanica SpA[a,c]	249,993	1,314,219
Intesa Sanpaolo SpA	6,216,138	10,461,612
Intesa Sanpaolo SpA RNC	587,454	802,245
Luxottica Group SpA	98,697	4,049,925
Mediobanca SpA	319,140	1,764,892
Pirelli & C. SpA	147,159	1,707,243
Prysmian SpA	125,292	2,369,362
Saipem SpA	163,707	7,288,159
Snam SpA	1,043,115	4,612,696
Telecom Italia SpA	5,791,209	5,276,198
Telecom Italia SpA RNC	3,730,983	2,977,018
Tenaris SA	291,954	5,790,659
Terna SpA	806,124	3,063,556
UniCredit SpA[a]	2,502,294	11,651,050
Unione di Banche Italiane ScpA	530,127	2,071,207

		146,696,385
NETHERLANDS — 8.70%
AEGON NV	1,060,845	6,102,567
Akzo Nobel NV	145,386	8,308,571
ASML Holding NV	193,849	12,111,813
Corio NV	40,188	1,800,911
D.E Master Blenders 1753 NVa	365,829	4,210,805
Delta Lloyd NV	87,468	1,305,406
Fugro NV CVA	43,143	2,588,717
Heineken Holding NV	62,055	3,359,904
Heineken NV	142,431	9,393,811
ING Groep NV CVA[a]	2,357,499	21,187,185
Koninklijke Ahold NV	621,141	7,881,442
Koninklijke DSM NV	95,151	5,480,418
Koninklijke KPN NV	618,777	3,500,799
Koninklijke Philips Electronics NV	640,053	16,532,513
Randstad Holding NV	74,466	2,421,746
Reed Elsevier NV	424,338	6,128,782
Royal Boskalis Westminster NV CVA	44,325	1,871,001
Royal Vopak NV	43,143	3,187,710
TNT Express NV	201,531	1,965,834
Unilever NV CVA	1,002,927	38,056,065
Wolters Kluwer NV	186,165	3,578,625
Ziggo NV	72,693	2,276,632

		163,251,257
PORTUGAL — 0.59%
Banco Espirito Santo SA Registered[a]	1,228,098	1,225,102

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

November 30, 2012

Security	Shares	Value

Energias de Portugal SA	1,177,863	$2,981,133
Galp Energia SGPS SA Class B	160,161	2,455,920
Jeronimo Martins SGPS SA	136,521	2,547,087
Portugal Telecom SGPS SA Registered	388,287	1,803,881

		11,013,123
SPAIN — 10.25%
Abertis Infraestructuras SA	224,580	3,281,617
Acciona SA	14,775	957,936
Actividades de Construcciones y Servicios SAc	88,650	1,894,926
Amadeus IT Holding SA Class A	193,848	4,525,530
Banco Bilbao Vizcaya Argentaria SA	3,353,925	28,458,434
Banco de Sabadell SAa	1,730,448	4,829,831
Banco Popular Espanol SAc	1,183,182	987,939
Banco Santander SA	6,353,250	48,867,594
Bankia SAa,[c]	612,867	571,517
CaixaBank[c]	499,435	1,909,072
Distribuidora Internacional de Alimentacion SA	380,013	2,358,536
Enagas SA	112,881	2,310,103
Ferrovial SA	250,584	3,713,739
Gas Natural SDG SA	216,306	3,357,644
Grifols SAa	91,605	2,930,284
Iberdrola SA	2,437,284	12,109,137
Industria de Diseno Textil SA	134,157	18,390,674
International Consolidated Airlines Group SAa	577,998	1,554,607
Mapfre SAc	475,811	1,337,931
Red Electrica Corporacion SA	65,010	3,012,588
Repsol SA	503,532	10,681,315
Telefonica SA	2,513,523	32,985,094
Zardoya Otis SA	96,424	1,320,557

		192,346,605
TOTAL COMMON STOCKS
(Cost: $2,145,536,148)		1,828,548,459

PREFERRED STOCKS — 2.13%

GERMANY — 2.13%
Bayerische Motoren Werke AG	33,096	2,014,490
Henkel AG & Co. KGaA	109,926	9,185,806
Porsche Automobil Holding SE	94,560	7,010,129
ProSiebenSat.1 Media AG	54,372	1,591,468
RWE AG NVS	24,822	938,158
Volkswagen AG	89,241	19,319,324

		40,059,375
TOTAL PREFERRED STOCKS
(Cost: $36,964,937)		40,059,375

RIGHTS — 0.03%
SPAIN — 0.03%
Banco Popular Espanol SAa,c	682,484	541,459

		541,459
TOTAL RIGHTS
(Cost: $1,873,979)		541,459

Security	Shares	Value

SHORT-TERM INVESTMENTS - 1.13%

MONEY MARKET FUNDS — 1.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	17,387,213	$17,387,213
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	1,232,593	1,232,593
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	2,564,863	2,564,863

		21,184,669

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,184,669)		21,184,669

TOTAL INVESTMENTS IN SECURITIES — 100.77%		1,890,333,962
(Cost: $2,205,559,733)
Other Assets, Less Liabilities — (0.77)%		(14,510,202)

NET ASSETS — 100.00%		$1,875,823,760

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

82

Schedule of Investments  (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.92%

ADVERTISING — 1.14%
JCDecaux SA	28,518	$645,189
Publicis Groupe SA	76,145	4,307,492

		4,952,681
AEROSPACE & DEFENSE — 3.00%
European Aeronautic Defence and Space Co. NV	177,510	5,977,211
Safran SA	98,552	4,036,285
Thales SA	39,285	1,413,006
Zodiac Aerospace	14,647	1,636,385

		13,062,887
APPAREL — 5.28%
Christian Dior SA	23,474	3,793,388
LVMH Moet Hennessy Louis Vuitton SA	109,222	19,163,100

		22,956,488
AUTO MANUFACTURERS — 1.09%
PSA Peugeot Citroen SAa,b	99,328	609,370
Renault SA	82,547	4,128,553

		4,737,923
AUTO PARTS & EQUIPMENT — 1.67%
Compagnie Generale des Etablissements Michelin Class B	78,085	7,262,365

		7,262,365
BANKS — 9.09%
BNP Paribas SA	430,971	24,071,566
Credit Agricole SAa	429,225	3,254,039
Natixis	399,058	1,278,334
Societe Generale[a]	301,670	10,909,346

		39,513,285
BEVERAGES — 2.62%
Pernod Ricard SA	91,083	10,313,348
Remy Cointreau SA	9,603	1,075,860

		11,389,208
BUILDING MATERIALS — 2.84%
Compagnie de Saint-Gobain	170,914	6,819,880
Imerys SA	14,647	870,008
Lafarge SA	80,413	4,671,818

		12,361,706
CHEMICALS — 4.40%
Arkema SA	26,869	2,748,489
L’Air Liquide SA	134,151	16,385,113

		19,133,602

Security	Shares	Value

COMMERCIAL SERVICES — 1.87%
Bureau Veritas SA	23,765	$2,636,826
Edenred SA	73,041	2,225,307
Sodexo	40,643	3,282,095

		8,144,228
COMPUTERS — 1.72%
Atos SA	23,571	1,673,535
Cap Gemini SA	63,632	2,693,830
Gemalto NV	34,047	3,130,704

		7,498,069
COSMETICS & PERSONAL CARE — 3.24%
L’Oreal SA	103,693	14,072,964

		14,072,964
ELECTRIC — 3.28%
Electricite de France SA	103,305	1,896,470
GDF Suez	549,214	12,353,950

		14,250,420
ELECTRICAL COMPONENTS & EQUIPMENT — 4.60%
Legrand SA	102,044	4,132,851
Schneider Electric SA	225,719	15,864,528

		19,997,379
ELECTRONICS — 0.21%
Rexel SA	46,560	905,917

		905,917
ENGINEERING & CONSTRUCTION — 2.70%
Aeroports de Paris	12,804	988,016
Bouygues SA	81,286	2,007,105
Vinci SA	197,977	8,735,309

		11,730,430
FOOD — 5.60%
Carrefour SA	258,699	6,387,767
Casino Guichard-Perrachon SA	24,056	2,184,161
Danone SA	248,902	15,789,536

		24,361,464
HEALTH CARE — PRODUCTS — 1.93%
Essilor International SA	86,815	8,383,684

		8,383,684
HOLDING COMPANIES — DIVERSIFIED — 0.44%
Eurazeo	12,804	612,993
Wendel	14,065	1,319,469

		1,932,462

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

November 30, 2012

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 0.35%
Societe BIC SA	12,319	$1,539,723

		1,539,723
INSURANCE — 3.53%
AXA SA	760,383	12,495,434
CNP Assurances SA	67,997	990,493
SCOR SE	70,325	1,857,190

		15,343,117
INTERNET — 0.40%
Iliad SA	9,797	1,743,102

		1,743,102
IRON & STEEL — 1.41%
ArcelorMittal	402,550	6,117,757

		6,117,757
LODGING — 0.49%
Accor SA	63,729	2,116,907

		2,116,907
MACHINERY — 0.74%
ALSTOM	88,949	3,237,502

		3,237,502
MEDIA — 0.35%
Lagardere SCA	50,828	1,530,044

		1,530,044
METAL FABRICATE & HARDWARE — 0.53%
Vallourec SA	44,329	2,302,136

		2,302,136
OIL & GAS — 10.53%
Total SA	915,098	45,792,033

		45,792,033
OIL & GAS SERVICES — 1.64%
Compagnie Generale de Geophysique-Veritas[a]	68,482	2,088,637
Technip SA	43,553	5,059,534

		7,148,171
PHARMACEUTICALS — 10.52%
Sanofi	512,257	45,744,133

		45,744,133
REAL ESTATE INVESTMENT TRUSTS — 3.17%
Fonciere des Regions	11,252	944,501
Gecina SA	9,409	1,040,052

Security	Shares	Value

Icade	10,088	$911,215
Klepierre	42,874	1,643,861
Unibail-Rodamco SE	39,479	9,265,455

		13,805,084
RETAIL — 1.39%
PPR SA	32,495	6,060,513

		6,060,513
SEMICONDUCTORS — 0.40%
STMicroelectronics NV	274,122	1,746,963

		1,746,963
SOFTWARE — 0.70%
Dassault Systemes SA	26,772	3,029,310

		3,029,310
TELECOMMUNICATIONS — 5.96%
Eutelsat Communications SA	56,939	1,761,394
France Telecom SA	797,437	8,441,335
SES SA Class A FDR	130,659	3,696,088
Vivendi SA	558,623	12,002,523

		25,901,340
TRANSPORTATION — 0.42%
Groupe Eurotunnel SA Registered	241,530	1,821,662

		1,821,662
WATER — 0.67%
Suez Environnement SA	120,668	1,315,164
Veolia Environnement	145,015	1,576,750

		2,891,914

TOTAL COMMON STOCKS
(Cost: $513,550,649)		434,518,573

SHORT-TERM INVESTMENTS — 0.44%

MONEY MARKET FUNDS — 0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	1,765,654	1,765,654
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	125,169	125,169

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

November 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	21,502	$21,502

		1,912,325

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,912,325)		1,912,325

TOTAL INVESTMENTS IN SECURITIES — 100.36%
(Cost: $515,462,974)		436,430,898
Other Assets, Less Liabilities — (0.36)%		(1,563,623)

NET ASSETS — 100.00%		$434,867,275

FDR  —  Fiduciary Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

85

Schedule of Investments  (Unaudited)

iSHARES® MSCI FRONTIER 100 INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.99%

ARGENTINA — 2.17%
Banco Macro SA SP ADR[a]	4,693	$71,474
BBVA Banco Frances SA SP ADR[a]	3,640	15,470
Petrobras Argentina SA Class B SP ADR[a]	5,564	24,760
Telecom Argentina SA SP ADR	11,284	114,194
YPF SA SP ADR	12,610	143,376

		369,274
BANGLADESH — 2.19%
Bangladesh Export Import Co. Ltd.[a]	67,600	46,879
GrameenPhone Ltd.	26,200	55,054
Islami Bank Bangladesh Ltd.	104,000	52,940
National Bank Ltd.[a]	217,100	57,125
Prime Bank Ltd.	94,250	36,852
Square Pharmaceuticals Ltd.	39,000	80,752
Titas Gas Transmission & Distribution Co. Ltd.	54,400	44,681

		374,283
ESTONIA — 0.33%
Tallink Group ASa	57,317	56,432

		56,432
INDIA — 0.85%
Mauritius Commercial Bank	23,400	121,922
State Bank of Mauritius Ltd.	8,268	23,547

		145,469
JORDAN — 0.98%
Arab Bank PLC	10,410	102,953
Jordan Phosphate Mines Co.	2,097	39,345
Jordan Telecommunications Co. PSC	3,224	24,050

		166,348
KAZAKHSTAN — 4.19%
Halyk Savings Bank of Kazakhstan JSC SP GDR[a,b]	15,600	123,396
KazMunaiGaz Exploration Production JSC SP GDR[b]	31,642	591,705

		715,101
KENYA — 3.34%
Co-operative Bank of Kenya Ltd. (The)	272,909	38,725
East African Breweries Ltd.	66,339	191,366
Equity Bank Ltd.	366,600	99,544
Kenya Commercial Bank Ltd.	414,060	134,192
Safaricom Ltd.	1,820,000	106,278

		570,105
KUWAIT — 30.77%
Agility Public Warehousing Co. KSC	130,000	235,357
Boubyan Bank KSC[a]	65,000	149,982
Boubyan Petrochemicals Co.	65,000	131,523

Security	Shares	Value

Burgan Bank SAK	130,000	$249,201
Gulf Bank KSC[a]	195,000	297,657
Kuwait Finance House	260,000	747,604
Kuwait International Bank	130,000	136,138
Kuwait Projects Co. Holding KSC	130,000	182,286
Mabanee Co. SAKC	65,000	290,735
Mobile Telecommunications Co. KSC	455,000	1,356,762
National Bank of Kuwait	390,000	1,370,607
National Industries Group Holding[a]	130,000	98,758

		5,246,610
LEBANON — 1.25%
Solidere Class A	17,433	213,903

		213,903
NIGERIA — 11.90%
Access Bank PLC	2,219,984	126,413
FBN Holdings PLC	3,015,368	285,152
Guaranty Trust Bank PLC	2,654,412	326,424
Guinness Nigeria PLC	123,669	180,918
Lafarge Cement WAPCO Nigeria PLC	172,887	64,815
Nigerian Breweries PLC	695,834	620,347
United Bank for Africa PLC[a]	3,128,073	89,459
Zenith Bank PLC	3,058,100	336,031

		2,029,559
OMAN — 3.11%
Ahli Bank SAOG[a]	70,212	28,632
BankMuscat SAOG	140,688	203,906
National Bank of Oman SAOG	36,996	26,426
Oman Cement Co. SAOG	29,316	48,505
Oman Telecommunications Co. SAOG	32,172	119,579
Omani Qatari Telecommunications Co. SAOG	49,687	60,657
Renaissance Services SAOG[a]	32,952	42,452

		530,157
PAKISTAN — 4.75%
Engro Corp. Ltd.	45,500	45,399
Fauji Fertilizer Co. Ltd.	110,550	128,413
Hub Power Co. Ltd. (The)	78,030	35,355
MCB Bank Ltd.	76,790	152,012
National Bank of Pakistan	78,110	40,360
Oil & Gas Development Co. Ltd.	120,900	234,873
Pakistan Oilfields Ltd.	13,000	57,413
Pakistan Petroleum Ltd.	21,375	38,646
Pakistan State Oil Co. Ltd.	13,800	32,258
United Bank Ltd.	52,080	45,273

		810,002
QATAR — 17.37%
Al Khalij Commercial Bank	15,847	73,560
Barwa Real Estate Co.	18,423	142,192
Doha Bank QSC	7,163	99,946
Industries Qatar QSC	10,790	451,368
Masraf Al Rayan QSC	68,276	493,211
Qatar Electricity & Water Co. QSC	4,823	172,877
Qatar Gas Transport Co. Ltd.	26,455	110,303
Qatar Islamic Bank SAQ	9,282	191,211

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 INDEX FUND

November 30, 2012

Security	Shares	Value

Qatar National Bank SAQ	15,600	$$559,599
Qatar Navigation QSC	5,174	92,374
Qatar Telecom (Q-TEL) QSC	14,963	428,248
Vodafone Qatar QSC[a]	64,285	147,437

		2,962,326
ROMANIA — 1.22%
Banca Transilvania[a]	235,950	78,813
BRD-Groupe Societe Generale SA	25,727	54,079
OMV Petrom SA	650,000	74,456

		207,348
SRI LANKA — 1.48%
Commercial Bank of Ceylon PLC	66,339	50,971
John Keells Holdings PLC	125,502	201,054

		252,025
UNITED ARAB EMIRATES — 11.99%
Abu Dhabi Commercial Bank PJSC	378,108	306,769
Arabtec Holding Co.	145,249	90,163
Dana Gas PJSC[a]	602,095	65,570
DP World Ltd.	30,615	382,381
Dubai Financial Market PJSC[a]	326,677	88,317
Dubai Islamic Bank PJSC	115,579	61,676
Emaar Properties PJSC	554,307	567,436
Emirates NBD PJSC	54,249	43,423
First Gulf Bank PJSC	62,881	178,046
National Bank of Abu Dhabi PJSC	92,040	260,609

		2,044,390
VIETNAM — 2.10%
Bank for Foreign Trade of Vietnam JSC	35,750	39,951
Bao Viet Holdings	7,800	10,213
HAGL JSC[a]	39,650	37,653
Masan Group Corp.[a]	15,990	67,488
Petrovietnam Fertilizer & Chemicals JSC	30,420	50,627
Saigon Thuong Tin Commercial JSB[a]	26,820	23,668
Vietnam Bank for Industry and Trade JSC[a]	35,100	30,976
Vingroup JSC[a]	27,530	97,048

		357,624

TOTAL COMMON STOCKS
(Cost: $16,668,707)		17,050,956

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.56%

MONEY MARKET FUNDS — 4.56%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	776,794	776,794

		776,794

TOTAL SHORT-TERM INVESTMENTS
(Cost: $776,794)		776,794

TOTAL INVESTMENTS IN SECURITIES — 104.55%
(Cost: $17,445,501)		17,827,750
Other Assets, Less Liabilities – (4.55)%		(775,481)

NET ASSETS — 100.00%		$17,052,269

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

87

Schedule of Investments  (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 92.50%

AIRLINES — 0.41%
Deutsche Lufthansa AG Registered	942,711	$15,644,906

		15,644,906
APPAREL — 2.27%
Adidas AG	857,549	75,418,485
Hugo Boss AG	101,332	10,627,738

		86,046,223
AUTO MANUFACTURERS — 8.65%
Bayerische Motoren Werke AG	1,356,663	120,319,596
Daimler AG Registered	3,717,483	183,631,697
Volkswagen AG	120,736	24,559,370

		328,510,663
AUTO PARTS & EQUIPMENT — 1.31%
Continental AG	450,604	49,873,322

		49,873,322
BANKS — 5.16%
Commerzbank AGa	15,528,051	27,890,373
Deutsche Bank AG Registered	3,809,113	168,143,231

		196,033,604
BUILDING MATERIALS — 0.83%
HeidelbergCement AG	576,191	31,313,425

		31,313,425
CHEMICALS — 14.68%
BASF SE	3,763,837	337,282,435
Brenntag AG	211,288	27,315,233
K+S AG Registered	706,090	31,903,150
Lanxess AG	341,187	29,700,037
Linde AG	758,373	131,133,877

		557,334,732
COSMETICS & PERSONAL CARE — 0.85%
Beiersdorf AG	412,874	32,380,127

		32,380,127
DIVERSIFIED FINANCIAL SERVICES — 1.17%
Deutsche Boerse AG	790,713	44,540,056

		44,540,056
ELECTRIC — 5.70%
E.ON SE	7,379,988	132,937,995

Security	Shares	Value

RWE AG	2,005,619	$83,641,801

		216,579,796
ENGINEERING & CONSTRUCTION — 0.40%
Fraport AG	150,920	8,370,639
Hochtief AGa	126,665	6,760,949

		15,131,588
FOOD — 0.74%
METRO AG	534,149	14,957,195
Suedzucker AG	334,180	13,165,077

		28,122,272
HEALTH CARE – PRODUCTS — 2.02%
Fresenius SE & Co. KGaA	509,894	58,942,377
QIAGEN NVa	966,427	17,867,328

		76,809,705
HEALTH CARE – SERVICES — 1.57%
Fresenius Medical Care AG & Co. KGaA	865,095	59,407,520

		59,407,520
HOLDING COMPANIES – DIVERSIFIED — 0.62%
GEA Group AG	715,792	23,390,344

		23,390,344
HOUSEHOLD PRODUCTS & WARES — 0.95%
Henkel AG & Co. KGaA	532,532	36,085,035

		36,085,035
INSURANCE — 10.17%
Allianz SE Registered	1,866,018	242,572,923
Hannover Rueckversicherung AG Registered	246,862	18,188,541
Muenchener Rueckversicherungs-Gesellschaft AG Registered	735,196	125,500,698

		386,262,162
INTERNET — 0.24%
United Internet AG Registered	398,444	8,931,456

		8,931,456
IRON & STEEL — 1.04%
Salzgitter AG	161,161	7,430,532
ThyssenKrupp AG	1,581,426	32,024,413

		39,454,945
MACHINERY — 0.48%
MAN SE	173,558	18,238,944

		18,238,944

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

November 30, 2012

Security	Shares	Value

MANUFACTURING — 9.16%
Siemens AG Registered	3,371,984	$347,778,226

		347,778,226
MEDIA — 0.88%
Axel Springer AGb	163,317	7,114,675
Kabel Deutschland Holding AG	362,747	26,231,451

		33,346,126
PHARMACEUTICALS — 9.16%
Bayer AG Registered	3,388,693	306,530,049
Celesio AG	350,350	5,950,987
Merck KGaA	264,649	35,401,222

		347,882,258
SEMICONDUCTORS — 0.90%
Infineon Technologies AG	4,455,374	34,165,308

		34,165,308
SOFTWARE — 7.77%
SAP AG	3,775,156	294,794,435

		294,794,435
TELECOMMUNICATIONS — 3.34%
Deutsche Telekom AG Registered	11,510,884	126,804,826

		126,804,826
TRANSPORTATION — 2.03%
Deutsche Post AG Registered	3,715,866	77,132,361

		77,132,361

TOTAL COMMON STOCKS
(Cost: $3,801,816,409)		3,511,994,365

PREFERRED STOCKS — 6.99%

AUTO MANUFACTURERS — 4.95%
Bayerische Motoren Werke AG	213,983	13,024,733
Porsche Automobil Holding SE	627,396	46,511,495
Volkswagen AG	592,900	128,353,863

		187,890,091
ELECTRIC — 0.16%
RWE AG NVS	160,083	6,050,406

		6,050,406
HOUSEHOLD PRODUCTS & WARES — 1.60%
Henkel AG & Co. KGaA	730,345	61,030,213

		61,030,213

Security	Shares	Value

MEDIA — 0.28%
ProSiebenSat.1 Media AG	361,130	$10,570,275

		10,570,275

TOTAL PREFERRED STOCKS
(Cost: $226,599,489)		265,540,985

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	4,575,470	4,575,470
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	324,358	324,358
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%c,d	770,537	770,537

		5,670,365

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,670,365)		5,670,365

TOTAL INVESTMENTS IN SECURITIES — 99.64%
(Cost: $4,034,086,263)		3,783,205,715
Other Assets, Less Liabilities — 0.36%		13,599,264

NET ASSETS — 100.00%		$3,796,804,979

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of November 30, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
81	DAX Index (Dec 2012)	Eurex	$19,539,529	$101,707

See accompanying notes to schedules of investments.

89

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 97.39%

AUSTRALIA — 2.42%
Australian Agricultural Co. Ltd.[a]	5,872	$7,780
GrainCorp Ltd. Class A	5,658	70,242
Incitec Pivot Ltd.	42,996	141,295
Nufarm Ltd.	4,728	28,806
Tassal Group Ltd.	3,000	4,444

		252,567
BELGIUM — 0.12%
SIPEF NV	168	12,680

		12,680
BRAZIL — 0.25%
Fertilizantes Heringer SAa	400	1,797
Sao Martinho SA	1,200	13,702
SLC Agricola SA	1,200	10,184

		25,683
CANADA — 13.68%
AG Growth International Inc.	340	10,929
Agrium Inc.	3,964	404,800
Potash Corp. of Saskatchewan Inc.	22,820	882,844
Viterra Inc.	8,360	130,868

		1,429,441
CHILE — 0.14%
AquaChile SAa	9,384	5,855
Empresas Iansa SA	71,888	5,316
Multiexport Foods SA	16,184	3,552

		14,723
CHINA — 1.07%
Asian Citrus Holdings Ltd.[b]	24,000	11,272
China Agri-Industries Holdings Ltd.	44,000	24,924
China BlueChemical Ltd. Class H	48,000	29,976
China Green Holdings Ltd.[a]	12,000	2,292
China Modern Dairy Holdings Ltd.[a]	56,000	14,018
DaChan Food Asia Ltd.	12,000	1,781
First Tractor Co. Ltd. Class Ha	8,000	7,556
Global Bio-Chem Technology Group Co. Ltd.	56,000	6,503
Sinofert Holdings Ltd.	64,000	13,626

		111,948
DENMARK — 0.23%
Auriga Industries A/S Class Ba	436	6,157
East Asiatic Co. Ltd. A/S	312	5,739
United International Enterprises Ltd.	72	12,364

		24,260

Security	Shares	Value

FINLAND — 0.03%
HKScan OYJ Class A	592	$2,833

		2,833
FRANCE — 0.23%
Naturex	120	8,509
Vilmorin & Cie	128	15,000

		23,509
GERMANY — 2.96%
K+S AG Registered	4,564	206,214
KWS Saat AG	64	20,169
Suedzucker AG	2,116	83,360

		309,743
HONG KONG — 0.02%
Pacific Andes International Holdings Ltd.	40,000	2,065

		2,065
INDONESIA — 1.25%
PT Astra Agro Lestari Tbk	10,000	18,763
PT Bakrie Sumatera Plantations Tbk	398,000	3,983
PT Bisi International Tbk	66,000	6,054
PT BW Plantation Tbk	38,000	5,506
PT Charoen Pokphand Indonesia Tbk	198,000	70,688
PT Japfa Comfeed Indonesia Tbk	24,000	13,384
PT Malindo Feedmill Tbk[a]	20,000	4,482
PT Sampoerna Agro Tbk	18,000	4,222
PT Tunas Baru Lampung Tbk	62,000	3,102

		130,184
ISRAEL — 1.79%
Israel Chemicals Ltd.	11,788	145,374
Israel Corp. Ltd. (The)	60	41,406

		186,780
ITALY — 2.36%
Fiat Industrial SpA	22,676	242,428
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	72	3,664

		246,092
JAPAN — 4.24%
Hokuto Corp.	800	15,977
Iseki & Co. Ltd.	4,000	9,943
Kubota Corp.	29,000	307,688
Maruha Nichiro Holdings Inc.	12,000	19,934
Mitsui Sugar Co. Ltd.	4,000	12,223
Nippon Beet Sugar Manufacturing Co. Ltd.	4,000	7,615
Nippon Meat Packers Inc.	4,000	59,609
Sakata Seed Corp.	800	10,370

		443,359

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

November 30, 2012

Security	Shares	Value

MALAYSIA — 3.32%
Felda Global Ventures Holdings Bhd	28,400	$42,510
Genting Plantations Bhd	6,000	16,916
Hap Seng Plantations Holdings Bhd	6,800	6,308
IJM Plantations Bhd	8,400	8,041
IOI Corp. Bhd	83,200	135,759
Kim Loong Resources Bhd	3,200	2,379
Kuala Lumpur Kepong Bhd	12,400	84,196
MSM Malaysia Holdings Bhd	5,200	8,536
QL Resources Bhd	9,600	9,759
Rimbunan Sawit Bhd	11,200	3,224
Sarawak Oil Palms Bhd	4,000	7,751
TDM Bhd	2,400	2,645
TH Plantations Bhd	4,800	3,237
Tradewinds Malaysia Bhd	2,400	5,369
TSH Resources Bhd	8,000	5,527
United Malacca Bhd	2,000	4,586

		346,743
NETHERLANDS — 0.72%
Nutreco NV	916	74,686

		74,686
NEW ZEALAND — 0.02%
PGG Wrightson Ltd.[a]	7,712	2,278

		2,278
NORWAY — 3.47%
Austevoll Seafood ASA	2,720	12,487
Cermaq ASA[a]	1,504	20,315
Copeinca ASA	516	3,508
Leroey Seafood Group ASA	508	11,302
Marine Harvest ASA[a]	76,112	66,524
Yara International ASA	4,956	248,612

		362,748
POLAND — 0.34%
Kernel Holding SAa	1,316	28,304
Zaklady Azotowe Pulawy SA	180	7,680

		35,984
RUSSIA — 2.49%
Uralkali OJSC	34,920	260,033

		260,033
SINGAPORE — 2.77%
Bumitama Agri Ltd.[a]	8,000	7,047
First Resources Ltd.[b]	12,000	20,943
GMG Global Ltd.	92,000	9,121
Golden Agri-Resources Ltd.	184,000	99,504
Indofood Agri Resources Ltd.[b]	16,000	16,650
Wilmar International Ltd.	52,000	135,917

		289,182

Security	Shares	Value

SOUTH AFRICA — 0.71%
Astral Foods Ltd.	956	$11,409
Illovo Sugar Ltd.	5,572	18,350
Tongaat Hulett Ltd.	2,784	39,808
Zeder Investments Ltd.	14,684	4,960

		74,527
SOUTH KOREA — 0.27%
Dongwon Industries Co. Ltd.	32	9,220
Harim Co. Ltd.	732	1,744
Namhae Chemical Corp.	880	6,193
Nong Woo Bio Co. Ltd.	124	2,731
Sajo Industries Co. Ltd.	48	2,296
Silla Co. Ltd.	200	4,423
TS Corp.	80	1,947

		28,554
SPAIN — 0.05%
Pescanova SA	276	4,932

		4,932
SWEDEN — 0.03%
Black Earth Farming Ltd. SDR[a,b]	2,384	3,544

		3,544
SWITZERLAND — 9.50%
Syngenta AG Registered	2,476	992,912

		992,912
TAIWAN — 0.62%
Sesoda Corp.	4,000	4,543
Sinon Corp.	12,000	5,555
Taiwan Fertilizer Co. Ltd.	20,000	52,041
Taiyen Biotech Co. Ltd.	4,000	2,740

		64,879
THAILAND — 0.92%
Charoen Pokphand Foods PCL NVDR	82,000	87,504
GFPT PCL NVDR	11,600	2,929
Khon Kaen Sugar Industry PCL NVDR	13,200	5,635

		96,068
TURKEY — 0.11%
Bagfas Bandirma Gubre Fabrikalari AS	180	5,241
Gubre Fabrikalari TAS[a]	788	5,912

		11,153
UNITED STATES — 41.26%
AGCO Corp.[a]	2,596	119,805
Alico Inc.	108	3,717
American Vanguard Corp.	588	19,563
Archer-Daniels-Midland Co.	17,388	464,260
Bunge Ltd.	3,868	282,983

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

November 30, 2012

Security	Shares	Value

Cal-Maine Foods Inc.	376	$17,285
CF Industries Holdings Inc.	1,664	356,146
Darling International Inc.[a]	3,112	52,499
Deere & Co.	9,864	829,069
Dole Food Co. Inc.[a]	1,200	13,776
Fresh Del Monte Produce Inc.	1,068	27,715
Ingredion Inc.	2,024	131,459
Intrepid Potash Inc.[a]	1,568	33,367
Lindsay Corp.	360	28,472
Monsanto Co.	14,132	1,294,350
Mosaic Co. (The)	8,180	442,211
Pilgrim’s Pride Corp.[a]	1,600	11,424
Sanderson Farms Inc.	516	24,752
Scotts Miracle-Gro Co. (The) Class A	1,132	46,933
Smithfield Foods Inc.[a]	3,844	85,990
Titan International Inc.	1,212	24,640

		4,310,416

TOTAL COMMON STOCKS
(Cost: $9,804,009)		10,174,506

INVESTMENT COMPANIES — 0.93%

INDIA — 0.93%
iShares S&P India Nifty 50 Index Fund[c]	3,932	97,553

		97,553

TOTAL INVESTMENT COMPANIES
(Cost: $91,610)		97,553

PREFERRED STOCKS — 1.31%

CHILE — 1.31%
Sociedad Quimica y Minera de Chile SA Series B	2,424	137,183

		137,183

TOTAL PREFERRED STOCKS
(Cost: $144,922)		137,183

RIGHTS — 0.02%

CHINA — 0.01%
China Agri-Industries Holdings Ltd.[a]	13,200	1,703

		1,703
SWEDEN — 0.01%
Black Earth Farming Ltd.[a,b]	4,768	537

		537

TOTAL RIGHTS		2,240
(Cost: $988)

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.44%

MONEY MARKET FUNDS — 0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	41,869	$41,869
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	2,968	2,968
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	855	855

		45,692

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,692)		45,692

TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $10,087,221)		10,457,174
Other Assets, Less Liabilities — (0.09)%		(9,611)

NET ASSETS — 100.00%		$10,447,563

NVDR  —  Non-Voting Depositary Receipts

SDR  —  Swedish Depositary Receipts

a	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

92

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 97.77%

AUSTRALIA — 1.89%
Aquila Resources Ltd.[a,b]	266	$644
Aurora Oil and Gas Ltd.[a]	632	2,393
AWE Ltd.	938	1,272
Beach Energy Ltd.	2,211	3,322
Buru Energy Ltd.[a]	324	970
Caltex Australia Ltd.	240	4,577
Coalspur Mines Ltd.[a]	560	505
Cockatoo Coal Ltd.[a]	1,028	134
Drillsearch Energy Ltd.[a]	812	1,271
Energy Resources of Australia Ltd.[a]	308	395
Guildford Coal Ltd.[a]	276	144
Horizon Oil Ltd.[a]	1,626	755
Karoon Gas Australia Ltd.[a]	312	1,595
Linc Energy Ltd.[a]	812	585
Nexus Energy Ltd.[a]	4,072	573
Paladin Energy Ltd.[a]	1,324	1,202
Red Fork Energy Ltd.[a]	1,350	1,007
Roc Oil Co. Ltd.[a]	1,350	655
Santos Ltd.	1,720	19,989
Senex Energy Ltd.[a]	1,285	925
Whitehaven Coal Ltd.	750	2,324
Woodside Petroleum Ltd.	1,230	43,372

		88,609
AUSTRIA — 0.22%
OMV AG	296	10,579

		10,579
BRAZIL — 1.17%
HRT Participacoes em Petroleo SAa	400	968
OGX Petroleo e Gas Participacoes SAa	2,400	4,941
Petroleo Brasileiro SA	5,400	48,928
Refinaria de Petroleos Manguinhos SAa	600	88

		54,925
CANADA — 11.14%
Advantage Oil & Gas Ltd.[a]	272	904
Angle Energy Inc.[a]	108	364
ARC Resources Ltd.	528	13,225
Athabasca Oil Corp.[a]	600	6,717
Bankers Petroleum Ltd.[a]	422	1,117
Baytex Energy Corp.	214	9,501
Bellatrix Exploration Ltd.[a]	174	706
Birchcliff Energy Ltd.[a]	158	1,247
BlackPearl Resources Inc.[a]	470	1,486
Bonavista Energy Corp.	268	4,446
Bonterra Energy Corp.	30	1,329
C&C Energia Ltd.[a]	60	520
Cameco Corp.	718	13,097
Canacol Energy Ltd.[a]	1,600	459
Canadian Natural Resources Ltd.	1,998	57,505
Canadian Oil Sands Ltd.	882	17,900
Celtic Exploration Ltd.[a]	160	4,209

Security	Shares	Value

Cenovus Energy Inc.	1,376	$46,211
Cequence Energy Ltd.[a]	200	310
Connacher Oil and Gas Ltd.[a]	736	211
Crescent Point Energy Corp.	660	25,919
Crew Energy Inc.[a]	180	1,225
DeeThree Exploration Ltd.[a]	168	1,054
Denison Mines Corp.[a]	538	596
Encana Corp.	1,348	29,447
Enerplus Corp.	338	4,519
Fairborne Energy Ltd.[a]	126	169
Freehold Royalties Ltd.	150	3,185
Husky Energy Inc.	660	18,524
Imperial Oil Ltd.	552	23,534
Ithaca Energy Inc.[a]	538	1,127
Legacy Oil & Gas Inc. Class Aa	226	1,588
Long Run Exploration Ltd.[a]	228	1,031
MEG Energy Corp.[a]	240	8,649
Nexen Inc.	960	23,571
Niko Resources Ltd.	86	723
NuVista Energy Ltd.[a]	156	865
Pace Oil & Gas Ltd.[a]	78	241
Pacific Rubiales Energy Corp.	548	11,955
Paramount Resources Ltd. Class Aa	88	3,056
Parex Resources Inc.[a]	200	1,103
Pengrowth Energy Corp.	881	4,585
Penn West Petroleum Ltd.	858	9,588
PetroBakken Energy Ltd. Class A	174	1,880
Petrobank Energy and Resources Ltd.[a]	204	2,528
Petrominerales Ltd.	180	1,383
Peyto Exploration & Development Corp.	242	6,061
Progress Energy Resources Corp.	352	7,151
Southern Pacific Resource Corp.[a]	528	691
SouthGobi Resources Ltd.[a]	200	395
Sprott Resource Corp.[a]	206	744
Suncor Energy Inc.	2,824	92,281
Surge Energy Inc.[a]	200	1,105
Tag Oil Ltd.[a]	200	1,240
Talisman Energy Inc.	1,932	21,744
Tourmaline Oil Corp.[a]	254	8,443
TransGlobe Energy Corp.[a]	116	1,199
Trilogy Energy Corp.	96	2,768
Twin Butte Energy Ltd.	600	1,734
Uranium One Inc.[a]	850	1,634
Vermilion Energy Inc.	194	9,870
Whitecap Resources Inc.[a]	200	1,729
Zargon Oil & Gas Ltd.	64	515

		522,813
CHINA — 3.94%
China Coal Energy Co. Class H	8,000	8,072
China Qinfa Group Ltd.	4,000	588
China Shenhua Energy Co. Ltd. Class H	7,000	28,677
CNOOC Ltd.	32,000	68,459
Hidili Industry International Development Ltd.[b]	4,000	1,022
Kunlun Energy Co. Ltd.	8,000	16,289
MIE Holdings Corp.	4,000	1,136
PetroChina Co. Ltd. Class H	40,000	53,574
Sino Oil And Gas Holdings Ltd.[a,b]	50,000	1,200
Yanzhou Coal Mining Co. Ltd. Class H	4,000	6,121

		185,138

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

November 30, 2012

Security	Shares	Value

COLOMBIA — 0.50%
Ecopetrol SA SP ADR	400	$23,256

		23,256
FINLAND — 0.06%
Neste Oil OYJ	210	2,683

		2,683
FRANCE — 4.25%
Esso SA Francaise	8	569
Etablissements Maurel et Prom	148	2,405
Maurel & Prom Nigeria[a]	382	1,009
Total SA	3,908	195,559

		199,542
GREECE — 0.06%
Hellenic Petroleum SA	285	2,372
Motor Oil (Hellas) Corinth Refineries SA	64	634

		3,006
HONG KONG — 0.01%
Mongolia Energy Corp. Ltd.[a]	8,000	330

		330
HUNGARY — 0.14%
MOL Hungarian Oil and Gas PLC	76	6,457

		6,457
INDIA — 0.76%
Reliance Industries Ltd. SP GDR[c]	1,206	35,493

		35,493
INDONESIA — 0.32%
PT Adaro Energy Tbk	27,000	3,771
PT Benakat Petroleum Energy Tbk[a]	29,000	680
PT Bukit Asam (Persero) Tbk	2,000	2,919
PT Bumi Resources Tbk	29,000	1,784
PT Delta Dunia Makmur Tbk[a]	11,000	182
PT Energi Mega Persada Tbk[a]	53,000	414
PT Indika Energy Tbk	3,000	404
PT Indo Tambangraya Megah Tbk	1,000	4,091
PT Medco Energi Internasional Tbk	3,000	460
PT Resource Alam Indonesia Tbk	1,000	229

		14,934
ISRAEL — 0.07%
Naphtha Israel Petroleum Corp. Ltd.[a]	123	498
Oil Refineries Ltd.[a]	2,218	1,135
Paz Oil Co. Ltd.	12	1,673

		3,306

Security	Shares	Value

ITALY — 2.40%
Eni SpA	4,684	$110,753
ERG SpA	172	1,203
Saras SpA[a]	582	709

		112,665
JAPAN — 1.21%
AOC Holdings Inc.	600	2,219
Cosmo Oil Co. Ltd.	2,000	3,880
INPEX Corp.	4	21,438
JX Holdings Inc.	4,800	25,610
Showa Shell Sekiyu K.K.	600	3,492

		56,639
MALAYSIA — 0.01%
Petron Malaysia Refining & Marketing Bhd	600	553

		553
NEW ZEALAND — 0.01%
New Zealand Oil & Gas Ltd.	968	707

		707
NORWAY — 1.17%
Det norske oljeselskap ASA[a]	104	1,496
DNO International ASA[a]	1,152	2,030
Norwegian Energy Co. ASA[a]	694	450
Statoil ASA	2,088	51,062

		55,038
PHILIPPINES — 0.03%
Philex Petroleum Corp.[a]	2,000	1,321

		1,321
POLAND — 0.25%
Grupa Lotos SAa	84	1,003
Lubelski Wegiel Bogdanka SA	64	2,601
Polski Koncern Naftowy Orlen SAa	558	8,066

		11,670
PORTUGAL — 0.17%
Galp Energia SGPS SA Class B	526	8,066

		8,066
RUSSIA — 2.68%
LUKOIL OAO	960	60,226
NovaTek OAO SP GDR[d]	178	19,527
Rosneft Oil Co. OJSC	2,350	18,539
Surgutneftegas OJSC	13,200	11,135
Tatneft OAO, Class S	2,580	16,278

		125,705

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

November 30, 2012

Security	Shares	Value

SOUTH AFRICA — 0.10%
Exxaro Resources Ltd.	262	$4,556

		4,556
SOUTH KOREA — 0.52%
S-Oil Corp.	84	7,595
SK Innovation Co. Ltd.	110	16,812

		24,407
SPAIN — 0.68%
Repsol SA	1,509	32,010

		32,010
SWEDEN — 0.22%
Alliance Oil Co. Ltd. SDR[a]	142	1,121
Lundin Petroleum ABa	394	9,301

		10,422
THAILAND — 0.49%
Bangchak Petroleum PCL NVDR	1,000	929
Banpu PCL NVDR	300	3,861
Esso (Thailand) PCL NVDR	2,200	738
IRPC PCL NVDR	20,000	2,711
PTT Exploration & Production PCL NVDR	2,200	11,398
Thai Oil PCL NVDR	1,600	3,441

		23,078
TURKEY — 0.19%
Turkiye Petrol Rafinerileri AS	334	8,921

		8,921
UNITED KINGDOM — 17.36%
Afren PLC[a]	1,888	4,130
Amerisur Resources PLC[a]	1,274	970
Anglo Pacific Group PLC	212	820
BG Group PLC	6,238	106,971
Borders & Southern Petroleum PLC[a]	830	223
Bowleven PLC[a]	676	769
BP PLC	34,712	240,104
Cairn Energy PLC	1,010	4,349
EnQuest PLC[a]	1,090	1,991
Essar Energy PLC[a]	568	1,090
Falkland Oil & Gas Ltd.[a]	466	233
Faroe Petroleum PLC[a]	328	720
Gulf Keystone Petroleum Ltd.[a]	1,480	4,602
Hargreaves Services PLC	54	676
Heritage Oil PLC[a]	340	1,035
JKX Oil & Gas PLC[a]	224	282
Ophir Energy PLC[a]	472	3,767
Premier Oil PLC[a]	986	5,314
Rockhopper Exploration PLC[a]	482	1,137
Royal Dutch Shell PLC Class A	6,668	223,294
Royal Dutch Shell PLC Class B	4,960	171,264
Salamander Energy PLC[a]	485	1,415
SOCO International PLC[a]	434	2,526
Tullow Oil PLC	1,642	36,236

Security	Shares	Value

Valiant Petroleum PLC[a]	92	$656
Xcite Energy Ltd.[a]	258	393

		814,967
UNITED STATES — 45.75%
Abraxas Petroleum Corp.[a]	126	280
Alpha Natural Resources Inc.[a]	404	3,022
Anadarko Petroleum Corp.	908	66,457
Apache Corp.	728	56,122
Approach Resources Inc.[a]	44	1,034
Arch Coal Inc.	372	2,500
Berry Petroleum Co. Class A	82	2,551
Bill Barrett Corp.[a]	94	1,634
Bonanza Creek Energy Inc.[a]	46	1,090
BPZ Resources Inc.[a]	158	400
Cabot Oil & Gas Corp.	380	17,898
Carrizo Oil & Gas Inc.[a]	64	1,328
Chesapeake Energy Corp.	1,204	20,504
Chevron Corp.	3,602	380,695
Cimarex Energy Co.	154	9,258
Clayton Williams Energy Inc.[a]	12	489
Cloud Peak Energy Inc.[a]	98	1,859
Cobalt International Energy Inc.[a]	326	7,602
Comstock Resources Inc.[a]	84	1,378
Concho Resources Inc.[a]	180	14,447
ConocoPhillips	2,132	121,396
CONSOL Energy Inc.	412	12,916
Contango Oil & Gas Co.[a]	44	1,804
Continental Resources Inc.[a]	82	5,633
CVR Energy Inc.[a]	32	1,464
Denbury Resources Inc.[a]	728	11,233
Devon Energy Corp.	708	36,582
Endeavour International Corp.[a]	50	337
Energen Corp.	134	5,967
Energy XXI (Bermuda) Ltd.	122	3,865
EOG Resources Inc.	492	57,869
EPL Oil & Gas Inc.[a]	82	1,721
EQT Corp.	282	16,937
EXCO Resources Inc.	236	1,831
Exxon Mobil Corp.	8,466	746,193
Forest Oil Corp.[a]	198	1,261
FX Energy Inc.[a]	78	313
Goodrich Petroleum Corp.[a]	48	432
Gulfport Energy Corp.[a]	80	3,043
Halcon Resources Corp.[a]	167	1,032
Harvest Natural Resources Inc.[a]	50	440
Hess Corp.	556	27,583
HollyFrontier Corp.	348	15,775
James River Coal Co.[a]	50	185
Kodiak Oil & Gas Corp.[a]	564	4,839
Laredo Petroleum Holdings Inc.[a]	50	951
Magnum Hunter Resources Corp.[a]	190	766
Marathon Oil Corp.	1,300	40,105
Marathon Petroleum Corp.	616	36,677
Matador Resources Co.[a]	114	1,013
McMoRan Exploration Co.[a]	170	1,450
Newfield Exploration Co.[a]	244	5,939
Noble Energy Inc.	326	31,866
Northern Oil and Gas Inc.[a]	100	1,570
Oasis Petroleum Inc.[a]	138	4,170
Occidental Petroleum Corp.	1,488	111,912
PDC Energy Inc.[a]	40	1,435

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

November 30, 2012

Security	Shares	Value

Peabody Energy Corp.	490	$12,304
Penn Virginia Corp.	82	363
PetroQuest Energy Inc.[a]	98	522
Phillips 66	1,078	56,455
Pioneer Natural Resources Co.	210	22,470
Plains Exploration & Production Co.[a]	218	7,783
QEP Resources Inc.	324	9,111
Quicksilver Resources Inc.[a]	160	507
Range Resources Corp.	296	18,950
Resolute Energy Corp.[a]	106	905
Rex Energy Corp.[a]	66	868
Rosetta Resources Inc.[a]	96	4,314
Sanchez Energy Corp.[a]	56	1,023
SandRidge Energy Inc.[a]	656	3,838
SM Energy Co.	116	5,764
Solazyme Inc.[a]	76	567
Southwestern Energy Co.[a]	644	22,353
Stone Energy Corp.[a]	72	1,493
Swift Energy Co.[a]	74	1,146
Tesoro Corp.	256	10,824
Ultra Petroleum Corp.[a]	286	5,734
Uranium Energy Corp.[a]	130	294
VAALCO Energy Inc.[a]	96	813
Valero Energy Corp.	988	31,873
W&T Offshore Inc.	58	961
Warren Resources Inc.[a]	102	281
Western Refining Inc.	84	2,440
Whiting Petroleum Corp.[a]	212	8,891
WPX Energy Inc.[a]	356	5,621

		2,147,521

TOTAL COMMON STOCKS
(Cost: $4,915,922)		4,589,317

PREFERRED STOCKS — 1.64%

BRAZIL — 1.47%
Petroleo Brasileiro SA	7,800	69,046

		69,046
RUSSIA — 0.17%
Surgutneftegas OJSC	12,800	8,018

		8,018

TOTAL PREFERRED STOCKS
(Cost: $116,862)		77,064

RIGHTS — 0.01%

AUSTRALIA — 0.00%
Drillsearch Energy Ltd.[a]	81	17

		17

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

November 30, 2012

Security	Shares	Value

THAILAND — 0.01%
PTT Exploration & Production PCL NVDR[a]	430	$238

		238

TOTAL RIGHTS
(Cost: $0)		255

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[e,f,g]	2,689	2,689
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[e,f,g]	190	190
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[e,f]	477	477

		3,356

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,356)		3,356

TOTAL INVESTMENTS IN SECURITIES — 99.49%
(Cost: $5,036,140)		4,669,992
Other Assets, Less Liabilities — 0.51%		23,919

NET ASSETS — 100.00%		$4,693,911

NVDR  —  Non-Voting Depositary Receipts

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

97

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL GOLD MINERS FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.83%

AUSTRALIA — 11.69%
Focus Minerals Ltd.[a]	619,951	$21,343
Kingsgate Consolidated Ltd.	53,580	271,661
Kingsrose Mining Ltd.	158,612	152,234
Medusa Mining Ltd.	55,594	350,311
Newcrest Mining Ltd.	114,228	3,056,669
Northern Star Resources Ltd.	46,075	65,132
Resolute Mining Ltd.	101,840	197,084
Silver Lake Resources Ltd.[a,b]	83,790	303,326
Troy Resources Ltd.	10,336	44,857

		4,462,617
CANADA — 54.59%
Agnico-Eagle Mines Ltd.	31,616	1,762,934
Alacer Gold Corp.[a]	36,955	168,155
Argonaut Gold Inc.[a]	14,706	142,271
AuRico Gold Inc.[a]	69,673	550,594
B2Gold Corp.[a]	100,016	348,372
Barrick Gold Corp.	158,992	5,520,344
Centerra Gold Inc.	43,187	387,372
China Gold International Resources Corp. Ltd.[a]	73,891	293,823
Eldorado Gold Corp.	116,774	1,686,925
Goldcorp Inc.	128,364	5,002,235
Great Basin Gold Ltd.[a],[b,c]	242,539	2
Kinross Gold Corp.	178,486	1,807,590
Kirkland Lake Gold Inc.[a,b]	22,591	196,493
Lake Shore Gold Corp.[a,b]	52,250	36,294
Nevsun Resources Ltd.	31,464	127,649
OceanaGold Corp.[a]	41,743	139,935
Osisko Mining Corp.[a]	65,265	532,186
San Gold Corp.[a,b]	155,876	131,812
SEMAFO Inc.	78,774	275,176
Yamana Gold Inc.	91,884	1,731,584

		20,841,746
CHINA — 1.06%
China Precious Metal Resources Holdings Co. Ltd.[a]	1,292,000	246,728
Lingbao Gold Co. Ltd. Class H	380,000	159,354

		406,082
PERU — 3.17%
Compania de Minas Buenaventura SA SP ADR	36,879	1,208,525

		1,208,525
SOUTH AFRICA — 11.09%
AngloGold Ashanti Ltd.	56,373	1,764,961
DRDGOLD Ltd.	320,948	241,743
Gold Fields Ltd.	126,920	1,574,872

Security	Shares	Value

Harmony Gold Mining Co. Ltd.	82,897	$652,767

		4,234,343
TURKEY — 0.40%
Koza Altin Isletmeleri AS	6,061	151,360

		151,360
UNITED KINGDOM — 6.32%
African Barrick Gold PLC	3,515	23,266
Centamin PLC[a]	307,382	289,171
Highland Gold Mining Ltd.	114,684	176,446
Pan African Resources PLC[a]	146,490	51,063
Petropavlovsk PLC	50,293	275,659
Randgold Resources Ltd.	14,934	1,595,198

		2,410,803
UNITED STATES — 11.51%
Allied Nevada Gold Corp.[a]	19,931	648,754
Gold Resource Corp.	11,742	186,228
Newmont Mining Corp.	75,620	3,560,946

		4,395,928

TOTAL COMMON STOCKS
(Cost: $42,646,370)		38,111,404

SHORT-TERM INVESTMENTS — 1.87%

MONEY MARKET FUNDS — 1.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%d,[e,f]	656,371	656,371
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d],e,f	46,531	46,531
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	12,068	12,068

		714,970

TOTAL SHORT-TERM INVESTMENTS		714,970

(Cost: $714,970)

TOTAL INVESTMENTS IN SECURITIES — 101.70%		38,826,374
(Cost: $43,361,340)
Other Assets, Less Liabilities — (1.70)%		(647,701)

NET ASSETS — 100.00%		$38,178,673

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

98

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 94.03%

AUSTRALIA — 19.16%
Alumina Ltd.	622,930	$617,378
Aquarius Platinum Ltd.[a]	115,720	86,318
Arrium Ltd.	343,420	293,784
Atlas Iron Ltd.	212,190	306,594
Bathurst Resources Ltd.[a]	154,330	55,547
BC Iron Ltd.	7,370	22,067
BHP Billiton Ltd.	804,100	28,848,992
BlueScope Steel Ltd.[a]	849,420	469,663
Cape Lambert Resources Ltd.[a]	110,110	25,846
Cudeco Ltd.[a]	33,440	152,453
Discovery Metals Ltd.[a]	98,010	169,222
Fortescue Metals Group Ltd.	350,350	1,429,115
Gindalbie Metals Ltd.[a,b]	212,850	65,506
Grange Resources Ltd.	82,940	19,901
Iluka Resources Ltd.	107,140	919,898
Imdex Ltd.	51,150	58,965
Independence Group NL	57,530	274,283
Indophil Resources NLa	189,970	46,574
Ivanhoe Australia Ltd.[a]	70,070	32,164
Jupiter Mines Ltd.[a]	70,298	7,334
Kagara Ltd.[a,c]	1,161	—
Lynas Corp. Ltd.[a,b]	474,210	316,621
Metals X Ltd.[a]	112,530	15,849
Mincor Resources NL	45,760	49,887
Mineral Deposits Ltd.[a]	20,460	73,426
Mirabela Nickel Ltd.[a]	171,380	80,457
Mount Gibson Iron Ltd.	170,280	114,581
Northern Iron Ltd.[a]	41,250	19,150
OM Holdings Ltd.[a]	91,520	22,437
OZ Minerals Ltd.	80,410	616,575
PanAust Ltd.	120,340	430,618
Panoramic Resources Ltd.	66,000	36,149
Perilya Ltd.[a]	85,250	24,458
Rex Minerals Ltd.[a]	44,330	31,448
Rio Tinto Ltd.	108,460	6,647,615
Sandfire Resources NLa,b	22,880	196,208
Sims Metal Management Ltd.	45,870	429,728
Sundance Resources Ltd.[a]	636,881	259,126
Tiger Resources Ltd.[a]	165,770	50,152
Western Areas NL	30,580	129,206
Western Desert Resources Ltd.[a]	35,640	26,399

		43,471,694
AUSTRIA — 0.46%
AMAG Austria Metall AGd	4,840	134,900
voestalpine AG	28,050	905,661

		1,040,561
BELGIUM — 0.85%
Bekaert NV	10,120	241,393
Nyrstar NVa	38,830	211,857
Umicore SA	28,270	1,468,696

		1,921,946

Security	Shares	Value

BRAZIL — 3.04%
Companhia Siderurgica Nacional SA	187,000	$930,565
MMX Mineracao e Metalicos SAa	33,000	55,104
Paranapanema SAa	11,000	21,186
Vale SA	330,000	5,886,148

		6,893,003
CANADA — 5.43%
Augusta Resource Corp.[a]	25,520	63,199
Avalon Rare Metals Inc.[a]	27,610	37,801
Capstone Mining Corp.[a]	71,940	161,500
Copper Mountain Mining Corp.[a]	25,300	95,510
Dundee Precious Metals Inc.[a]	23,870	201,610
Eastern Platinum Ltd.[a]	236,720	29,788
First Quantum Minerals Ltd.	120,010	2,464,594
Harry Winston Diamond Corp.[a]	17,820	254,020
HudBay Minerals Inc.	44,550	430,992
Imperial Metals Corp.[a]	11,660	148,134
Inmet Mining Corp.	13,200	900,287
Katanga Mining Ltd.[a]	143,880	92,700
Lundin Mining Corp.[a]	130,790	670,178
Major Drilling Group International	21,890	202,736
North American Palladium Ltd.[a,b]	40,810	59,160
Northern Dynasty Minerals Ltd.[a,b]	19,140	65,512
Orbite Aluminae Inc.[a]	36,630	103,988
Sabina Gold & Silver Corp.[a]	24,860	68,823
Sherritt International Corp.	73,040	374,262
Taseko Mines Ltd.[a]	51,260	143,457
Teck Resources Ltd. Class B	143,660	4,863,629
Thompson Creek Metals Co. Inc.[a,b]	44,770	132,505
Turquoise Hill Resources Ltd.[a]	100,211	754,596

		12,318,981
CHILE — 0.29%
CAP SA	20,350	668,501

		668,501
CHINA — 1.38%
Aluminum Corp. of China Ltd. Class Ha,b	1,100,000	468,384
Angang Steel Co. Ltd. Class Ha,b	220,000	138,528
China Kingstone Mining Holdings Ltd.[a,c]	309,000	8,223
China Metal Recycling Holdings Ltd.[b]	132,000	139,153
China Nickel Resources Holding Co. Ltd.	220,000	15,613
China Rare Earth Holdings Ltd.[b]	440,000	93,677
China Vanadium Titano-Magnetite Mining Co. Ltd.[b]	440,000	96,515
Chongqing Iron & Steel Co. Ltd. Class Ha	220,000	36,619
CITIC Dameng Holdings Ltd.	220,000	21,858
Fosun International Ltd.	440,000	260,592
Hunan Nonferrous Metal Corp. Ltd. Class Ha	440,000	141,935
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	22,000	20,394
Jiangxi Copper Co. Ltd. Class H	330,000	847,349
MMG Ltd.[a]	440,000	171,457
North Mining Shares Co. Ltd.[a]	2,200,000	139,096
Shougang Concord International Enterprises Co. Ltd.[a,b]	1,320,000	70,683
Shougang Fushan Resources Group Ltd.	660,000	246,115
Tiangong International Co. Ltd.	440,000	110,141
Winsway Coking Coal Holding Ltd.[b]	440,000	68,129

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

November 30, 2012

Security	Shares	Value

Xinjiang Xinxin Mining Industry Co. Ltd. Class Hb	220,000	$44,851

		3,139,312
FINLAND — 0.19%
Outokumpu OYJ[a]	238,260	221,875
Rautaruukki OYJ	20,020	146,724
Talvivaara Mining Co. PLC[a,b]	40,920	63,066

		431,665
FRANCE — 1.64%
Aperam	11,990	173,174
ArcelorMittal	233,200	3,544,059

		3,717,233
GERMANY — 1.34%
Aurubis AG	9,460	601,158
Salzgitter AG	10,450	481,810
ThyssenKrupp AG	96,360	1,951,323

		3,034,291
GREECE — 0.09%
Mytilineos Holdings SAa	22,550	102,063
Viohalco Hellenic Copper and Aluminum Industry SAa	23,310	90,648

		192,711
HONG KONG — 0.08%
CST Mining Group Ltd.[a]	6,160,000	88,226
IRC Ltd.[a,b]	440,000	49,961
Newton Resources Ltd.[a]	440,000	49,961

		188,148
INDIA — 1.17%
Sterlite Industries (India) Ltd. SP ADR	156,090	1,231,550
Tata Steel Ltd. SP GDR[e]	191,510	1,433,452

		2,665,002
INDONESIA — 0.17%
PT Aneka Tambang (Persero) Tbk	990,000	127,961
PT Borneo Lumbung Energi & Metal Tbk[a]	880,000	56,872
PT Darma Henwa Tbk[a]	4,455,000	23,219
PT Krakatau Steel (Persero) Tbk	1,265,000	87,028
PT Timah (Persero) Tbk	605,000	82,613

		377,693
ITALY — 0.03%
KME Group SpA[a]	174,680	73,950

		73,950
JAPAN — 5.73%
Asahi Holdings Inc.	11,000	186,068
Dowa Holdings Co. Ltd.	110,000	714,927
JFE Holdings Inc.	132,000	2,043,943
Kobe Steel Ltd.[a]	770,000	718,928
Kyoei Steel Ltd.	11,000	179,532

Security	Shares	Value

Maruichi Steel Tube Ltd.	11,000	$237,420
Mitsubishi Materials Corp.	330,000	940,342
Mitsui Mining & Smelting Co. Ltd.	110,000	217,412
Neturen Co. Ltd.	11,000	62,156
Nippon Coke & Engineering Co. Ltd.	110,000	132,048
Nippon Light Metal Holdings Co. Ltd.[a]	187,000	167,794
Nippon Steel & Sumitomo Metal Corp.	1,962,400	4,497,315
Nisshin Steel Holdings Co. Ltd.[a]	22,000	156,323
OSAKA Titanium technologies Co. Ltd.	11,000	226,349
Sumitomo Light Metal Industries Ltd.	220,000	181,399
Sumitomo Metal Mining Co. Ltd.	110,000	1,505,881
Toho Titanium Co. Ltd.	11,000	96,969
Tokyo Steel Manufacturing Co. Ltd.	55,000	192,737
TOPY Industries Ltd.	110,000	234,752
Yamato Kogyo Co. Ltd.	11,000	296,775

		12,989,070
MALAYSIA — 0.09%
Ann Joo Resources Bhd	110,000	47,767
CSC Steel Holdings Bhd	110,000	42,701
Kinsteel Bhd[a]	330,000	37,996
Lion Industries Corp. Bhd	154,000	46,356
Press Metal Bhd	55,000	32,207

		207,027
MEXICO — 1.84%
Compania Minera Autlan SAB de CV Series Bb	22,000	21,776
Grupo Mexico SAB de CV Series B	946,000	3,080,649
Grupo Simec SAB de CV Series Ba	33,000	140,868
Industrias CH SAB de CV Series Ba	44,000	279,660
Minera Frisco SAB de CV Series A1[a]	165,000	660,799

		4,183,752
NETHERLANDS — 0.03%
AMG Advanced Metallurgical Group NVa,b	7,590	60,177

		60,177
NORWAY — 0.54%
Norsk Hydro ASA	233,750	1,120,986
Northland Resources SAa	119,680	100,377

		1,221,363
PERU — 0.92%
Southern Copper Corp.	57,640	2,092,332

		2,092,332
PHILIPPINES — 0.09%
Atlas Consolidated Mining & Development Corp.[a]	220,000	93,187
Nickel Asia Corp.	264,000	103,043

		196,230
POLAND — 1.01%
Alchemia SAa	37,400	59,738
Impexmetal SAa	9,240	9,264
Jastrzebska Spolka Weglowa SA	9,460	261,660
KGHM Polska Miedz SA	34,650	1,958,457

		2,289,119

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

November 30, 2012

Security	Shares	Value

RUSSIA — 1.30%
Belon OJSC[a]	66,000	$14,334
Mechel OAO SP ADR	36,520	222,772
MMC Norilsk Nickel OJSC	11,990	1,865,962
Novolipetsk Steel OJSC SP GDR[e]	17,160	340,798
Severstal OAO	44,000	501,007

		2,944,873
SINGAPORE — 0.05%
Midas Holdings Ltd.[b]	330,000	102,749

		102,749
SOUTH AFRICA — 2.53%
African Rainbow Minerals Ltd.	27,720	556,154
Anglo American Platinum Ltd.	16,940	746,211
ArcelorMittal South Africa Ltd.[a]	49,500	172,767
Assore Ltd.	8,800	377,982
Impala Platinum Holdings Ltd.	134,640	2,192,738
Kumba Iron Ore Ltd.	20,790	1,273,349
Merafe Resources Ltd.[a]	389,620	29,391
Northam Platinum Ltd.	66,990	263,981
Palabora Mining Co. Ltd.	3,520	35,668
Royal Bafokeng Platinum Ltd.[a]	15,070	96,712

		5,744,953
SOUTH KOREA — 3.51%
CNK International Co. Ltd.[a]	9,790	62,202
Daehan Steel Co. Ltd.	3,300	23,618
Dongbu Steel Co. Ltd.[a]	6,600	20,114
Dongkuk Industries Co. Ltd.	7,370	21,235
Dongkuk Steel Mill Co. Ltd.[b]	11,000	127,488
EG Corp.	880	39,740
Hyundai BNG Steel Co. Ltd.[a]	2,200	20,520
Hyundai Hysco Co. Ltd.	8,800	366,514
Hyundai Steel Co.	13,970	1,035,962
KISCO Corp.	1,100	26,310
KISWIRE Ltd.	1,100	30,475
Korea Zinc Co. Ltd.	2,090	842,485
Poongsan Corp.	4,400	137,341
Poongsan Holdings Corp.	1,100	23,974
POSCO	16,384	4,894,698
POSCO Chemtech Co. Ltd.	660	82,892
Posco M-Tech Co. Ltd.[b]	6,600	74,664
SeAH Besteel Corp.	3,300	79,388
SeAH Holdings Corp.	220	16,172
SeAH Steel Corp.	550	46,170

		7,971,962
SPAIN — 0.17%
Acerinox SAb	24,420	248,368
Tubacex SAa	27,060	66,165
Tubos Reunidos SA	32,230	72,519

		387,052

Security	Shares	Value

SWEDEN — 0.78%
Boliden AB	66,440	$1,174,402
Hoganas AB Class B	5,170	176,637
SSAB AB Class A	48,290	392,705
SSAB AB Class B	4,950	34,902

		1,778,646
SWITZERLAND — 0.02%
Schmolz + Bickenbach AG Registered[a]	18,260	47,897

		47,897
TAIWAN — 1.65%
China Metal Products Co. Ltd.	110,080	103,434
China Steel Corp.	2,860,780	2,619,149
Chun Yuan Steel Industrial Co. Ltd.	110,040	41,851
Chung Hung Steel Corp.[a]	220,000	59,971
Feng Hsin Iron & Steel Co. Ltd.	110,000	186,274
Gloria Material Technology Corp.	110,097	84,693
Hsin Kuang Steel Co. Ltd.	110,000	69,095
Ta Chen Stainless Pipe Co. Ltd.	220,000	109,417
Ton Yi Industrial Corp.	220,000	125,697
Tung Ho Steel Enterprise Corp.	220,000	226,406
YC INOX Co. Ltd.	110,000	61,145
Yieh Phui Enterprise Co. Ltd.	224,440	66,203

		3,753,335
THAILAND — 0.11%
G J Steel PCL NVDR[a]	10,505,000	30,806
G Steel PCL NVDR[a]	4,136,000	43,126
Sahaviriya Steel Industries PCL NVDR[a]	3,410,000	62,222
STP & I PCL NVDR	55,000	110,215

		246,369
TURKEY — 0.35%
Borusan Mannesmann Boru Sanayi ve TAS	3,740	54,447
Eregli Demir ve Celik Fabrikalari TAS	238,370	300,306
Izmir Demir Celik Sanayi ASa	40,150	91,048
Kardemir Karabuk Demir Celik Sanayi ve TAS Class A	72,380	54,307
Kardemir Karabuk Demir Celik Sanayi ve TAS Class B	45,320	47,707
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D	73,150	48,741
Koza Anadolu Metal Madencilik Isletmeleri ASa	37,290	114,838
Park Elektrik Uretim Madencilik Sanayi ve TAS	21,890	74,031

		785,425
UNITED KINGDOM — 27.22%
African Minerals Ltd.[a]	63,580	251,684
Anglo American PLC	345,840	9,602,556
Antofagasta PLC	99,110	2,045,840
BHP Billiton PLC	529,210	16,640,464
Eurasian Natural Resources Corp.	63,580	275,324
Evraz PLC	86,790	325,758
Ferrexpo PLC	62,370	219,006
Gem Diamonds Ltd.[a]	29,150	75,448
Glencore International PLC	945,450	5,235,100
Hill & Smith Holdings PLC	23,100	147,529
Kazakhmys PLC	53,020	606,278
London Mining PLC[a]	34,100	69,133

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

November 30, 2012

Security	Shares	Value
Lonmin PLC	39,930	$165,168
New World Resources PLC Class A	24,310	103,011
Petra Diamonds Ltd.[a]	96,360	164,315
Rio Tinto PLC	334,180	16,567,957
Sirius Minerals PLC[a]	429,220	149,616
Vedanta Resources PLC	25,740	441,811
West African Minerals Corp.[a]	12,540	13,566
Xstrata PLC	522,500	8,658,551

		61,758,115
UNITED STATES — 10.77%
A.M. Castle & Co.[a]	4,290	54,740
AK Steel Holding Corp.	30,910	123,949
Alcoa Inc.	267,960	2,253,544
Allegheny Technologies Inc.	25,410	665,234
AMCOL International Corp.	6,380	192,612
Carpenter Technology Corp.	11,220	543,721
Century Aluminum Co.[a]	14,630	113,675
Cliffs Natural Resources Inc.	35,640	1,024,650
Commercial Metals Co.	24,640	333,872
Compass Minerals International Inc.	8,470	647,108
Freeport-McMoRan Copper & Gold Inc.	235,950	9,204,409
General Moly Inc.[a]	15,950	59,813
Globe Specialty Metals Inc.	14,960	207,346
Haynes International Inc.	3,190	148,463
Horsehead Holding Corp.[a]	10,230	95,139
Kaiser Aluminum Corp.	4,290	261,132
Materion Corp.	4,730	96,965
Metals USA Holdings Corp.	2,420	37,849
Molycorp Inc.[a]	20,130	180,566
Noranda Aluminium Holding Corp.	6,710	39,790
Nucor Corp.	78,980	3,252,396
Olympic Steel Inc.	2,420	47,843
Reliance Steel & Aluminum Co.	18,920	1,067,088
RTI International Metals Inc.[a]	7,700	190,960
Schnitzer Steel Industries Inc. Class A	6,270	176,751
Steel Dynamics Inc.	52,580	679,334
Stillwater Mining Co.[a]	28,710	329,591
SunCoke Energy Inc.[a]	17,050	277,063
Titanium Metals Corp.	22,550	374,781
United States Steel Corp.	36,190	780,256
Universal Stainless & Alloy Products Inc.[a]	1,870	64,534
US Silica Holdings Inc.[a]	5,390	78,263
Walter Energy Inc.	15,620	471,724
Worthington Industries Inc.	15,070	355,049

		24,430,210

TOTAL COMMON STOCKS
(Cost: $200,061,760)		213,325,347

PREFERRED STOCKS — 5.71%

BRAZIL — 5.71%
Bradespar SA	66,000	892,315
Companhia de Ferro Ligas da Bahia — Ferbasa	11,000	54,269
Gerdau SA	220,000	1,849,336
Metalurgica Gerdau SA	66,000	702,894
Usinas Siderurgicas de Minas Gerais SA Class A	110,000	652,277

Security	Shares	Value
Vale SA Class A	506,000	$8,809,393

		12,960,484

TOTAL PREFERRED STOCKS
( Cost: $12,563,501)		12,960,484

RIGHTS — 0.06%

THAILAND — 0.00%
G J Steel PCL NVDR[a]	15,757,500	5,134

		5,134
UNITED KINGDOM — 0.06%
Lonmin PLC[a]	71,874	132,467

		132,467

TOTAL RIGHTS
(Cost: $177,893)		137,601

SHORT-TERM INVESTMENTS — 1.03%

MONEY MARKET FUNDS — 1.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[f],g,h	1,956,099	1,956,099
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[f],g,h	138,670	138,670
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[f],g	227,316	227,316

		2,322,085

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,322,085)		2,322,085

TOTAL INVESTMENTS IN SECURITIES — 100.83%
(Cost: $215,125,239)		228,745,517
Other Assets, Less Liabilities — (0.83)%		(1,882,057)

NET ASSETS — 100.00%		$226,863,460

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

102

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL SILVER MINERS FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.62%

AUSTRALIA — 0.63%
Alcyone Resources Ltd.[a]	330,000	$14,115

		14,115
CANADA — 55.32%
Alexco Resource Corp.[a]	5,888	22,050
AuRico Gold Inc.[a]	12,410	98,071
Endeavour Silver Corp.[a]	5,679	49,395
Excellon Resources Inc.[a]	39,221	20,136
First Majestic Silver Corp.[a]	4,460	102,773
Fortuna Silver Mines Inc.[a]	8,216	37,964
Great Panther Silver Ltd.[a]	13,208	22,737
MAG Silver Corp.[a]	3,701	35,693
Mandalay Resources Corp.	21,053	22,253
Minco Silver Corp.[a]	10,200	15,813
Pan American Silver Corp.	5,250	101,686
Scorpio Mining Corp.[a]	21,402	21,330
Silver Standard Resources Inc.[a]	4,454	60,218
Silver Wheaton Corp.	12,496	460,038
Silvercorp Metals Inc.	9,426	52,000
Tahoe Resources Inc.[a]	4,825	85,926
US Silver & Gold Inc.[a]	10,673	20,307

		1,228,390
HONG KONG — 2.01%
G-Resources Group Ltd.[a,b]	948,000	44,648

		44,648
MEXICO — 9.40%
Industrias Penoles SAB de CV	4,175	208,762

		208,762
PERU — 8.20%
Compania de Minas Buenaventura SA SP ADR	5,557	182,103

		182,103
UNITED KINGDOM — 11.61%
Arian Silver Corp.[a,b]	61,210	17,167
Fresnillo PLC	4,614	147,005
Hochschild Mining PLC	9,460	70,726
Patagonia Gold PLC[a]	62,672	22,851

		257,749
UNITED STATES — 12.45%
Coeur d’Alene Mines Corp.[a]	4,248	98,808
Golden Minerals Co.[a]	4,933	19,683
Hecla Mining Co.	14,642	84,924
McEwen Mining Inc.[a]	12,947	47,904

Security	Shares	Value

Paramount Gold and Silver Corp.[a]	10,823	$25,109

		276,428

TOTAL COMMON STOCKS
(Cost: $2,422,396)		2,212,195

RIGHTS — 0.09%

UNITED STATES — 0.09%
McEwen Mining Inc.[a]	12,996	2,014

		2,014

TOTAL RIGHTS
(Cost: $0)		2,014

SHORT-TERM INVESTMENTS — 0.64%

MONEY MARKET FUNDS — 0.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	13,127	13,127
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	931	931
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	91	91

		14,149

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,149)		14,149

TOTAL INVESTMENTS IN SECURITIES — 100.35%
(Cost: $2,436,545)		2,228,358
Other Assets, Less Liabilities — (0.35)%		(7,785)

NET ASSETS — 100.00%		$2,220,573

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

103

Schedule of Investments  (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.56%

AIRLINES — 0.61%
Cathay Pacific Airways Ltd.	10,180,000	$17,890,414

		17,890,414
APPAREL — 0.73%
Yue Yuen Industrial (Holdings) Ltd.[a]	6,108,000	21,397,565

		21,397,565
BANKS — 8.76%
Bank of East Asia Ltd. (The)[a]	11,808,810	45,558,857
BOC Hong Kong (Holdings) Ltd.	31,558,000	96,912,975
Hang Seng Bank Ltd[a]	6,515,200	99,534,800
Wing Hang Bank Ltd.[a]	1,347,500	13,492,300

		255,498,932
DISTRIBUTION & WHOLESALE — 2.82%
Li & Fung Ltd.[a]	49,964,000	82,262,778

		82,262,778
DIVERSIFIED FINANCIAL SERVICES — 4.79%
Hong Kong Exchanges and Clearing Ltd.[a]	8,754,800	139,849,967

		139,849,967
ELECTRIC — 8.33%
CLP Holdings Ltd.	15,463,200	135,576,472
Power Assets Holdings Ltd.[a]	12,216,000	107,500,107

		243,076,579
ENGINEERING & CONSTRUCTION — 0.85%
Cheung Kong Infrastructure Holdings Ltd.	4,072,000	24,878,446

		24,878,446
FOOD — 0.59%
First Pacific Co. Ltd.	16,288,000	17,107,544

		17,107,544
GAS — 4.16%
Hong Kong and China Gas Co. Ltd. (The)	44,792,958	121,373,684

		121,373,684
HOLDING COMPANIES — DIVERSIFIED — 13.06%
Hutchison Whampoa Ltd.	18,324,800	188,448,663
NWS Holdings Ltd.	12,216,000	19,923,774
Swire Pacific Ltd. Class A	6,108,000	74,871,775
Wharf (Holdings) Ltd. (The)	12,725,150	97,941,974

		381,186,186

Security	Shares	Value

INSURANCE - 12.32%
AIA Group Ltd.	92,434,400	$359,597,313

		359,597,313
LODGING — 9.24%
Galaxy Entertainment Group Ltd.[a,b]	17,288,000	65,917,046
MGM China Holdings Ltd.	8,144,000	15,237,063
Sands China Ltd.[a]	20,360,000	86,824,988
Shangri-La Asia Ltd.	12,216,000	23,643,719
SJM Holdings Ltd.	16,288,000	38,418,415
Wynn Macau Ltd.[a]	13,844,800	39,569,076

		269,610,307
REAL ESTATE — 25.87%
Cheung Kong (Holdings) Ltd.[a]	12,216,000	186,470,126
Hang Lung Properties Ltd.	19,024,000	69,713,305
Henderson Land Development Co. Ltd.[a]	8,144,332	58,008,287
Hopewell Holdings Ltd.[a]	5,090,242	20,065,276
Hysan Development Co. Ltd.	6,108,000	29,436,430
Kerry Properties Ltd.	6,108,000	31,170,302
New World Development Co. Ltd.	31,240,800	49,501,232
Sino Land Co. Ltd.	24,432,000	44,134,941
Sun Hung Kai Properties Ltd.	13,308,000	194,724,834
Swire Properties Ltd.	9,772,800	32,218,507
Wheelock and Co. Ltd.	8,144,357	39,513,013

		754,956,253
REAL ESTATE INVESTMENT TRUSTS — 3.60%
Link REIT (The)[a]	19,342,000	104,945,271

		104,945,271
SEMICONDUCTORS — 0.65%
ASM Pacific Technology Ltd.[a]	1,628,800	19,083,108

		19,083,108
TELECOMMUNICATIONS — 1.07%
HKT Trust and HKT Ltd.	18,324,000	17,425,421
PCCW Ltd.	32,576,000	13,702,848

		31,128,269
TRANSPORTATION — 2.11%
MTR Corp. Ltd.	12,216,083	48,785,204
Orient Overseas International Ltd.[a]	2,036,200	12,926,502

		61,711,706

TOTAL COMMON STOCKS
(Cost: $2,722,822,223)		2,905,554,322

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

November 30, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.30%

MONEY MARKET FUNDS — 5.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c],[d,e]	139,722,120	$139,722,120
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	9,905,010	9,905,010
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	5,050,424	5,050,424

		154,677,554

TOTAL SHORT-TERM INVESTMENTS
(Cost: $154,677,554)		154,677,554

TOTAL INVESTMENTS IN SECURITIES — 104.86%
(Cost: $2,877,499,777)		3,060,231,876
Other Assets, Less Liabilities — (4.86)%		(141,815,375)

NET ASSETS — 100.00%		$2,918,416,501

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of November 30, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
77	Hang Seng Index (Dec 2012)	Hong Kong Futures	$10,940,387	$10,929

See accompanying notes to schedules of investments.

105

Schedule of Investments  (Unaudited)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 1.75%
Elbit Systems Ltd.	39,507	$1,479,271

		1,479,271
BANKS — 21.18%
Bank Hapoalim BMa	1,632,813	6,735,016
Bank Leumi le-Israel BMa	1,919,814	6,488,207
First International Bank of Israel Ltd.[a]	38,805	504,320
Israel Discount Bank Ltd. Class Aa	1,320,346	1,974,750
Mizrahi Tefahot Bank Ltd.[a]	212,082	2,067,898
Union Bank of Israel[a]	37,947	130,736

		17,900,927
BIOTECHNOLOGY — 0.23%
Clal Biotechnology Industries Ltd.[a]	56,316	189,735

		189,735
CHEMICALS — 11.20%
Frutarom	66,573	793,055
Israel Chemicals Ltd.	703,287	8,673,215

		9,466,270
COMMERCIAL SERVICES — 0.51%
Nitsba Holdings (1995) Ltd.[a]	50,505	429,897

		429,897
COMPUTERS — 0.32%
MATRIX IT Ltd.	61,113	273,245

		273,245
ELECTRONICS — 0.42%
Ituran Location and Control Ltd.	27,378	357,966

		357,966
ENERGY– ALTERNATE SOURCES — 0.57%
Ormat Industries Ltd.	87,126	484,656

		484,656
ENGINEERING & CONSTRUCTION — 1.10%
Electra (Israel) Ltd.	2,847	237,480
Shikun & Binui Ltd.	356,694	690,720

		928,200
FOOD — 2.75%
Osem Investment Ltd.	56,043	880,106
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	10,023	339,264
Shufersal Ltd.	124,254	357,983

Security	Shares	Value

Strauss Group Ltd.	62,439	$745,775

		2,323,128
FOREST PRODUCTS & PAPER — 0.17%
Hadera Paper Ltd.[a]	3,432	143,724

		143,724
HEALTH CARE – PRODUCTS — 0.64%
Given Imaging Ltd.[a]	29,133	541,901

		541,901
HOLDING COMPANIES – DIVERSIFIED — 6.14%
Clal Industries and Investments Ltd.	106,461	379,350
Delek Group Ltd. (The)	7,722	1,735,429
Discount Investment Corp. Ltd. Registered[a]	42,549	141,119
Israel Corp. Ltd. (The)	3,861	2,664,435
Koor Industries Ltd.[a]	22,464	272,320

		5,192,653
HOME BUILDERS — 0.38%
Bayside Land Corp. Ltd.[b]	1,053	202,168
Property & Building Corp. Ltd.[a]	2,925	121,878

		324,046
INSURANCE — 3.02%
Clal Insurance Enterprises Holdings Ltd.	34,281	465,853
Harel Insurance Investments & Financial Services Ltd.	18,525	772,868
Menorah Mivtachim Holdings Ltd.[a]	44,889	387,395
Migdal Insurance & Financial Holdings Ltd.	458,679	687,940
Phoenix Holdings Ltd.[a]	91,768	240,309

		2,554,365
MANUFACTURING — 0.22%
Plasson Industries Ltd.	6,591	187,469

		187,469
MEDIA — 0.35%
Hot Telecommunication Systems Ltd.	27,183	294,932

		294,932
OIL & GAS — 2.79%
Jerusalem Oil Exploration Ltd.[a]	14,703	266,283
Naphtha Israel Petroleum Corp. Ltd.[a]	61,114	248,713
Oil Refineries Ltd.[a,b]	1,468,116	751,181
Paz Oil Co. Ltd.	7,800	1,087,387

		2,353,564
PHARMACEUTICALS — 23.56%
Teva Pharmaceutical Industries Ltd.	489,567	19,911,019

		19,911,019
REAL ESTATE — 5.32%
Africa Israel Investments Ltd.[a]	126,049	304,282

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

Africa Israel Properties Ltd.[a]	21,529	$217,935
Airport City Ltd.[a]	56,043	260,429
AL-ROV (Israel) Ltd.[a]	8,073	203,567
Alony Hetz Properties & Investments Ltd.	114,855	644,931
Alrov Properties and Lodgings Ltd.[a]	8,346	159,579
Amot Investments Ltd.	96,330	229,331
Gazit Globe Ltd.	125,580	1,490,709
Industrial Buildings Corp. Ltd.[b]	79,521	107,041
Jerusalem Economy Ltd.[a]	35,295	196,798
Melisron Ltd.	20,827	374,225
Norstar Holdings Inc.	13,065	310,247

		4,499,074

RETAIL — 0.42%
Delek Automotive Systems Ltd.	55,497	352,981

		352,981

SEMICONDUCTORS — 4.24%
Mellanox Technologies Ltd.[a,b]	47,112	3,583,682

		3,583,682

SOFTWARE — 1.49%
Babylon Ltd.	52,260	414,120
Retalix Ltd.[a]	28,704	846,561

		1,260,681

TELECOMMUNICATIONS — 10.99%
Bezeq The Israel Telecommunication Corp. Ltd.	3,107,286	3,825,506
Cellcom Israel Ltd.	89,934	894,125
Ceragon Networks Ltd.[a]	49,647	261,581
NICE Systems Ltd.[a]	99,333	3,388,337
Partner Communications Co. Ltd.	141,531	915,415

		9,284,964

TEXTILES — 0.16%
Avgol Industries 1953 Ltd.	177,684	137,817

		137,817

TOTAL COMMON STOCKS
(Cost: $104,868,248)		84,456,167

SHORT-TERM INVESTMENTS — 4.92%

MONEY MARKET FUNDS — 4.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	3,852,692	3,852,692
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	273,121	273,121

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	32,215	$32,215

		4,158,028

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,158,028)		4,158,028

TOTAL INVESTMENTS IN SECURITIES — 104.84%
(Cost: $109,026,276)		88,614,195
Other Assets, Less Liabilities — (4.84)%		(4,093,376)

NET ASSETS — 100.00%		$84,520,819

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.95%

AEROSPACE & DEFENSE — 1.18%
Finmeccanica SpA[a,b]	830,126	$4,363,993

		4,363,993
AUTO MANUFACTURERS — 6.42%
Fiat Industrial SpA	1,466,640	15,679,747
Fiat SpA[a]	1,744,836	8,078,827

		23,758,574
AUTO PARTS & EQUIPMENT — 1.44%
Pirelli & C. SpA	459,780	5,334,069

		5,334,069
BANKS — 18.72%
Banca Monte dei Paschi di Siena SpA[a,b]	15,583,826	4,112,442
Banco Popolare Scrl[a]	3,966,136	5,844,417
Intesa Sanpaolo SpA	15,471,500	26,038,166
Intesa Sanpaolo SpA RNC	1,271,088	1,735,836
Mediobanca SpA	1,145,958	6,337,320
UniCredit SpA[a]	3,867,390	18,007,138
Unione di Banche Italiane ScpA	1,842,418	7,198,331

		69,273,650
COMMERCIAL SERVICES — 2.81%
Atlantia SpA	608,578	10,392,611

		10,392,611
ELECTRIC — 12.61%
Enel SpA	10,086,060	38,225,642
Terna SpA	2,218,972	8,432,876

		46,658,518
ELECTRICAL COMPONENTS & EQUIPMENT — 2.08%
Prysmian SpA	407,788	7,711,565

		7,711,565
ENERGY — ALTERNATE SOURCES — 1.52%
Enel Green Power SpA	3,292,180	5,617,733

		5,617,733
GAS — 3.37%
Snam SpA	2,819,984	12,470,080

		12,470,080
HEALTH CARE — PRODUCTS — 2.95%
Luxottica Group SpA	266,168	10,921,918

		10,921,918

Security	Shares	Value

HOLDING COMPANIES - DIVERSIFIED - 1.38%
Exor SpA	206,804	$5,115,795

		5,115,795
INSURANCE — 8.06%
Assicurazioni Generali SpA	1,778,398	29,837,496

		29,837,496
METAL FABRICATE & HARDWARE — 4.28%
Tenaris SA	798,116	15,829,950

		15,829,950
OIL & GAS — 23.60%
Eni SpA	3,694,148	87,347,779

		87,347,779
OIL & GAS SERVICES — 4.72%
Saipem SpA	392,850	17,489,498

		17,489,498
TELECOMMUNICATIONS — 4.81%
Telecom Italia SpA	13,660,510	12,445,684
Telecom Italia SpA RNC	6,701,536	5,347,276

		17,792,960

TOTAL COMMON STOCKS
(Cost: $394,247,210)		369,916,189

SHORT-TERM INVESTMENTS — 1.58%

MONEY MARKET FUNDS — 1.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	5,123,781	5,123,781
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	363,229	363,229

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

November 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	369,705	$369,705

		5,856,715

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,856,715)		5,856,715

TOTAL INVESTMENTS IN SECURITIES —101.53%
(Cost: $400,103,925)		375,772,904
Other Assets, Less Liabilities — (1.53)%		(5,665,553)

NET ASSETS —100.00%		$370,107,351

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

109

Schedule of Investments  (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 98.93%

ADVERTISING — 0.30%
Dentsu Inc.	403,500	$9,863,660
Hakuhodo DY Holdings Inc.	56,490	3,609,825

		13,473,485
AGRICULTURE — 1.29%
Japan Tobacco Inc.	1,936,800	58,007,712

		58,007,712
AIRLINES — 0.28%
All Nippon Airways Co. Ltd.[a]	2,421,000	5,196,035
Japan Airlines Co. Ltd.[b]	161,400	7,417,315

		12,613,350
APPAREL — 0.11%
ASICS Corp.	322,800	4,751,779

		4,751,779
AUTO MANUFACTURERS — 11.14%
Daihatsu Motor Co. Ltd.	341,000	6,049,266
Fuji Heavy Industries Ltd.	1,614,000	18,102,947
Hino Motors Ltd.	807,000	6,928,047
Honda Motor Co. Ltd.	3,470,100	114,954,689
Isuzu Motors Ltd.	2,421,000	14,179,011
Mazda Motor Corp.[b]	5,649,000	8,904,693
Mitsubishi Motors Corp.[b]	8,070,000	7,534,740
Nissan Motor Co. Ltd.	5,326,200	51,602,204
Suzuki Motor Corp.	807,000	19,140,196
Toyota Motor Corp.	5,891,100	252,516,533

		499,912,326
AUTO PARTS & EQUIPMENT — 3.27%
Aisin Seiki Co. Ltd.	403,700	11,924,496
Bridgestone Corp.	1,371,900	33,087,294
Denso Corp.	1,049,100	34,461,160
JTEKT Corp.	484,200	3,910,236
Koito Manufacturing Co. Ltd.	100,000	1,368,983
NGK Insulators Ltd.	807,000	8,630,702
NGK Spark Plug Co. Ltd.	351,000	4,243,325
NHK Spring Co. Ltd.	322,800	2,700,764
NOK Corp.	242,100	3,701,808
Stanley Electric Co. Ltd.	306,900	4,305,606
Sumitomo Electric Industries Ltd.	1,533,300	16,528,479
Sumitomo Rubber Industries Inc.	403,500	4,755,693
Toyoda Gosei Co. Ltd.	161,400	3,373,998
Toyota Boshoku Corp.	161,400	1,667,428
Toyota Industries Corp.	403,500	12,070,262

		146,730,234
BANKS — 9.77%
Aozora Bank Ltd.	1,614,000	4,970,971

Security	Shares	Value

Bank of Kyoto Ltd. (The)	807,000	$6,879,120
Bank of Yokohama Ltd. (The)	2,421,000	11,478,247
Chiba Bank Ltd. (The)	1,614,000	9,628,810
Fukuoka Financial Group Inc.	1,620,000	6,384,140
Gunma Bank Ltd. (The)	807,000	3,875,009
Hachijuni Bank Ltd. (The)	807,000	4,080,502
Hiroshima Bank Ltd. (The)	807,000	3,366,170
Iyo Bank Ltd. (The)	807,000	6,262,641
Joyo Bank Ltd. (The)	1,614,000	7,867,443
Mitsubishi UFJ Financial Group Inc.	27,438,080	125,429,322
Mizuho Financial Group Inc.	49,388,480	79,050,314
Nishi-Nippon City Bank Ltd. (The)	1,614,000	3,875,009
Resona Holdings Inc.	4,035,000	16,879,774
Seven Bank Ltd.	1,129,800	2,945,398
Shinsei Bank Ltd.	3,228,000	5,479,811
Shizuoka Bank Ltd. (The)	1,614,000	15,950,164
Sumitomo Mitsui Financial Group Inc.	2,905,200	93,493,401
Sumitomo Mitsui Trust Holdings Inc.	6,462,320	19,589,911
Suruga Bank Ltd.	807,000	10,431,211
Yamaguchi Financial Group Inc.	55,000	500,849

		438,418,217
BEVERAGES — 0.87%
Asahi Group Holdings Ltd.	807,000	18,132,303
Coca-Cola West Co. Ltd.	80,700	1,252,528
Kirin Holdings Co. Ltd.	1,614,000	19,786,031

		39,170,862
BUILDING MATERIALS — 1.38%
Asahi Glass Co. Ltd.	2,421,000	18,435,649
Daikin Industries Ltd.	484,200	15,218,218
LIXIL Group Corp.	564,900	11,959,687
Rinnai Corp.	80,700	5,616,806
Taiheiyo Cement Corp.	2,421,000	5,401,528
TOTO Ltd.	807,000	5,518,952

		62,150,840
CHEMICALS — 3.57%
Air Water Inc.	78,000	979,847
Asahi Kasei Corp.	2,421,000	13,797,381
Daicel Corp.	807,000	4,912,259
Denki Kagaku Kogyo K.K.	807,000	2,632,266
Hitachi Chemical Co. Ltd.	242,100	3,458,152
JSR Corp.	403,500	7,456,457
Kaneka Corp.	807,000	4,051,146
Kansai Paint Co. Ltd.	95,000	1,013,702
Kuraray Co. Ltd.	726,300	8,938,942
Mitsubishi Chemical Holdings Corp.	2,824,500	12,329,574
Mitsubishi Gas Chemical Co. Inc.	807,000	4,755,693
Mitsui Chemicals Inc.	1,614,000	3,640,160
Nitto Denko Corp.	322,800	16,811,277
Shin-Etsu Chemical Co. Ltd.	887,700	52,204,984
Showa Denko K.K.	3,228,000	4,657,839
Sumitomo Chemical Co. Ltd.	3,228,000	9,198,254
Taiyo Nippon Sanso Corp.	807,000	4,471,917
Ube Industries Ltd.	2,421,000	5,019,898

		160,329,748

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2012

Security	Shares	Value

COMMERCIAL SERVICES — 1.17%
Benesse Holdings Inc.	161,400	$7,045,471
Dai Nippon Printing Co. Ltd.	1,614,000	12,075,155
PARK24 Co. Ltd.	161,400	2,724,249
Secom Co. Ltd.	403,500	20,647,144
Toppan Printing Co. Ltd.	1,614,000	9,981,084

		52,473,103
COMPUTERS — 0.79%
Fujitsu Ltd.	4,035,000	15,265,187
Itochu Techno-Solutions Corp.	80,700	3,698,872
NTT Data Corp.	2,421	7,010,244
TDK Corp.[a]	242,100	9,467,352

		35,441,655
COSMETICS & PERSONAL CARE — 1.20%
Kao Corp.	1,129,800	31,002,030
Shiseido Co. Ltd.	726,300	10,524,172
Unicharm Corp.	242,100	12,358,931

		53,885,133
DISTRIBUTION & WHOLESALE — 4.62%
Hitachi High-Technologies Corp.	161,400	3,583,405
ITOCHU Corp.	3,228,000	32,252,601
Marubeni Corp.	3,228,000	21,253,838
Mitsubishi Corp.	2,985,900	56,517,399
Mitsui & Co. Ltd.	3,712,200	51,269,502
Sojitz Corp.	2,421,000	3,053,037
Sumitomo Corp.	2,421,000	30,031,321
Toyota Tsusho Corp.	403,500	9,286,322

		207,247,425
DIVERSIFIED FINANCIAL SERVICES — 1.96%
Acom Co. Ltd.[b]	72,630	1,981,539
AEON Credit Service Co. Ltd.[a]	161,470	3,154,216
Credit Saison Co. Ltd.	322,800	7,170,724
Daiwa Securities Group Inc.	3,228,000	14,286,650
Mitsubishi UFJ Lease & Finance Co. Ltd.	129,120	5,620,720
Nomura Holdings Inc.	7,827,900	32,367,090
ORIX Corp.	234,030	23,468,268

		88,049,207
ELECTRIC — 1.87%
Chubu Electric Power Co. Inc.	1,371,900	18,531,546
Chugoku Electric Power Co. Inc. (The)	645,600	9,307,850
Electric Power Development Co. Ltd.	242,100	6,126,624
Hokkaido Electric Power Co. Inc.	403,500	3,987,541
Hokuriku Electric Power Co.	403,500	4,467,024
Kansai Electric Power Co. Inc. (The)	1,614,000	15,343,470
Kyushu Electric Power Co. Inc.	887,700	8,309,742
Shikoku Electric Power Co. Inc.	322,800	4,387,763
Tohoku Electric Power Co. Inc.[b]	968,400	8,771,612
Tokyo Electric Power Co. Inc.[b]	3,066,600	4,833,976

		84,067,148

Security	Shares	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 2.71%
Brother Industries Ltd.	484,200	$4,691,109
Casio Computer Co. Ltd.[a]	484,200	3,622,546
Furukawa Electric Co. Ltd.[b]	1,614,000	3,072,608
GS Yuasa Corp.[a]	807,000	3,121,535
Hitachi Ltd.	9,684,000	55,894,071
Mabuchi Motor Co. Ltd.	80,700	3,395,526
Mitsubishi Electric Corp.	4,035,000	31,411,059
Nidec Corp.	242,100	14,678,065
Ushio Inc.	161,400	1,841,608

		121,728,127
ELECTRONICS — 4.03%
Advantest Corp.	322,800	4,305,566
Hamamatsu Photonics K.K.	161,400	5,685,304
Hirose Electric Co. Ltd.	80,700	9,178,683
Hoya Corp.	887,700	17,039,276
IBIDEN Co. Ltd.	242,100	3,311,371
Keyence Corp.	90,126	25,157,033
Kyocera Corp.	322,800	29,708,403
Murata Manufacturing Co. Ltd.	403,500	22,848,854
NEC Corp.[b]	5,237,000	9,144,271
Nippon Electric Glass Co. Ltd.	807,500	4,601,976
Omron Corp.	403,500	8,938,941
Toshiba Corp.	8,877,000	30,246,599
Yaskawa Electric Corp.	807,000	6,438,778
Yokogawa Electric Corp.	403,500	4,271,317

		180,876,372
ENGINEERING & CONSTRUCTION — 1.19%
Chiyoda Corp.	235,000	3,379,532
JGC Corp.	807,000	26,567,297
Kajima Corp.	1,614,000	4,638,268
Obayashi Corp.	1,614,000	7,613,023
Shimizu Corp.	1,614,000	4,853,547
Taisei Corp.	2,421,000	6,575,773

		53,627,440
ENTERTAINMENT — 0.37%
Oriental Land Co. Ltd.	80,700	10,382,284
Sankyo Co. Ltd.	80,700	3,302,565
Toho Co. Ltd.	161,400	2,712,506

		16,397,355
ENVIRONMENTAL CONTROL — 0.12%
Kurita Water Industries Ltd.	242,100	5,269,425

		5,269,425
FOOD — 1.74%
Ajinomoto Co. Inc.	1,614,000	23,073,918
Kikkoman Corp.	807,000	11,409,749
Meiji Holdings Co. Ltd.	161,428	7,173,925
Nippon Meat Packers Inc.	807,000	12,026,228
Nisshin Seifun Group Inc.	403,500	5,156,893
Nissin Foods Holdings Co. Ltd.	161,400	6,360,495
Toyo Suisan Kaisha Ltd.	89,000	2,438,947

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2012

Security	Shares	Value

Yakult Honsha Co. Ltd.	242,100	$10,612,241

		78,252,396
FOREST PRODUCTS & PAPER — 0.16%
Nippon Paper Group Inc.[a]	161,400	1,976,646
Oji Holdings Corp.	1,614,000	5,088,396

		7,065,042
GAS — 1.08%
Osaka Gas Co. Ltd.	4,035,000	15,852,310
Toho Gas Co. Ltd.	807,000	4,687,195
Tokyo Gas Co. Ltd.	5,649,000	27,741,543

		48,281,048
HAND & MACHINE TOOLS — 0.66%
Fuji Electric Co. Ltd.	807,000	1,722,226
Makita Corp.	242,100	10,201,255
SMC Corp.	80,700	13,621,244
THK Co. Ltd.	242,700	4,170,073

		29,714,798
HEALTH CARE — PRODUCTS — 0.50%
Shimadzu Corp.	236,000	1,505,226
Sysmex Corp.	161,400	7,290,105
Terumo Corp.	322,800	13,660,386

		22,455,717
HEALTH CARE — SERVICES — 0.15%
Miraca Holdings Inc.	161,400	6,546,417

		6,546,417
HOME BUILDERS — 0.59%
Daiwa House Industry Co. Ltd.	807,000	12,329,575
Sekisui Chemical Co. Ltd.	814,000	6,376,185
Sekisui House Ltd.	807,000	7,564,096

		26,269,856
HOME FURNISHINGS — 1.08%
Panasonic Corp.[a]	4,680,615	22,872,413
Sharp Corp.[a]	2,421,000	5,049,254
Sony Corp.	2,098,200	20,379,025

		48,300,692
INSURANCE — 2.50%
Dai-ichi Life Insurance Co. Ltd. (The)	18,561	21,020,946
MS&AD Insurance Group Holdings Inc.	1,049,140	18,191,708
NKSJ Holdings Inc.	726,350	13,766,037
Sony Financial Holdings Inc.	403,500	6,928,047
T&D Holdings Inc.	1,210,500	13,004,765
Tokio Marine Holdings Inc.	1,533,300	39,303,943

		112,215,446
INTERNET — 1.08%
Dena Co. Ltd.	242,100	8,880,229

Security	Shares	Value

Gree Inc.[a]	161,400	$2,804,489
M3 Inc.	807	1,486,399
Nexon Co. Ltd.[b]	242,100	2,712,506
Rakuten Inc.	1,533,300	12,921,590
SBI Holdings Inc.	426,510	3,180,595
Trend Micro Inc.	242,100	6,308,632
Yahoo! Japan Corp.	30,666	10,292,650

		48,587,090
IRON & STEEL — 1.55%
Daido Steel Co. Ltd.	807,000	3,483,594
Hitachi Metals Ltd.	242,000	1,795,853
Japan Steel Works Ltd. (The)	807,000	4,442,561
JFE Holdings Inc.	1,049,150	16,245,478
Kobe Steel Ltd.[b]	4,842,000	4,520,844
Nippon Steel & Sumitomo Metal Corp.	16,140,705	36,990,339
Yamato Kogyo Co. Ltd.	80,700	2,177,246

		69,655,915
LEISURE TIME — 0.58%
Sega Sammy Holdings Inc.	403,500	6,712,768
Shimano Inc.	161,400	10,666,060
Yamaha Corp.	322,800	2,931,699
Yamaha Motor Co. Ltd.	564,900	5,925,046

		26,235,573
MACHINERY — 4.39%
Amada Co. Ltd.	807,000	4,599,127
FANUC Corp.	403,500	68,008,367
Hitachi Construction Machinery Co. Ltd.[a]	242,100	4,236,089
IHI Corp.	2,421,000	5,372,172
Kawasaki Heavy Industries Ltd.	3,228,000	7,476,028
Komatsu Ltd.	2,017,500	45,183,976
Kubota Corp.	2,421,000	25,686,613
Mitsubishi Heavy Industries Ltd.	6,456,000	29,982,394
Nabtesco Corp.	161,400	3,199,818
Sumitomo Heavy Industries Ltd.	807,000	3,385,740

		197,130,324
MANUFACTURING — 1.22%
FUJIFILM Holdings Corp.	968,400	17,742,845
Konica Minolta Holdings Inc.	1,210,500	8,630,702
Nikon Corp.	726,300	20,114,820
Olympus Corp.[b]	484,200	8,072,935

		54,561,302
MEDIA — 0.14%
Jupiter Telecommunications Co. Ltd.	4,764	6,227,224

		6,227,224
METAL FABRICATE & HARDWARE — 0.15%
Maruichi Steel Tube Ltd.	80,700	1,741,797
NSK Ltd.	807,000	4,794,834

		6,536,631

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2012

Security	Shares	Value

MINING — 0.49%
Mitsubishi Materials Corp.	2,421,000	$6,898,691
Sumitomo Metal Mining Co. Ltd.	1,095,000	14,990,360

		21,889,051
OFFICE & BUSINESS EQUIPMENT — 2.22%
Canon Inc.	2,421,050	84,635,469
Ricoh Co. Ltd.[a]	1,614,000	14,971,626

		99,607,095
OIL & GAS — 1.53%
Cosmo Oil Co. Ltd.	807,000	1,565,660
Idemitsu Kosan Co. Ltd.	80,700	6,614,915
INPEX Corp.	4,842	25,950,818
JX Holdings Inc.	4,680,695	24,972,788
Showa Shell Sekiyu K.K.	322,800	1,878,792
TonenGeneral Sekiyu K.K.	807,000	7,485,813

		68,468,786
PACKAGING & CONTAINERS — 0.06%
Toyo Seikan Kaisha Ltd.	242,100	2,888,643

		2,888,643
PHARMACEUTICALS — 6.07%
Alfresa Holdings Corp.	80,700	3,385,740
Astellas Pharma Inc.	968,430	48,967,541
Chugai Pharmaceutical Co. Ltd.	484,200	9,593,583
Daiichi Sankyo Co. Ltd.	1,371,969	21,160,962
Dainippon Sumitomo Pharma Co. Ltd.	322,800	3,796,726
Eisai Co. Ltd.	564,900	23,700,182
Hisamitsu Pharmaceutical Co. Inc.	80,700	4,197,926
Kyowa Hakko Kirin Co. Ltd.	807,000	8,229,502
Medipal Holdings Corp.	322,800	3,816,297
Mitsubishi Tanabe Pharma Corp.	403,500	5,474,918
Ono Pharmaceutical Co. Ltd.	161,400	8,836,195
Otsuka Holdings Co. Ltd.	726,300	21,550,335
Santen Pharmaceutical Co. Ltd.	161,400	6,918,261
Shionogi & Co. Ltd.	564,900	9,562,270
Suzuken Co. Ltd.	161,400	4,804,620
Taisho Pharmaceutical Holdings Co. Ltd.	80,700	5,939,723
Takeda Pharmaceutical Co. Ltd.	1,694,700	77,470,826
Tsumura & Co.	161,400	5,241,048

		272,646,655
REAL ESTATE — 3.15%
AEON Mall Co. Ltd.	161,400	4,168,570
Daito Trust Construction Co. Ltd.	161,400	15,637,032
Hulic Co. Ltd.[b]	484,200	3,235,045
Mitsubishi Estate Co. Ltd.	2,527,000	48,689,257
Mitsui Fudosan Co. Ltd.	1,720,000	35,851,582
Nomura Real Estate Holdings Inc.	242,100	4,180,313
NTT Urban Development Corp.	3,228	2,732,077
Sumitomo Realty & Development Co. Ltd.	807,000	21,948,600
Tokyu Land Corp.	807,000	4,726,337

		141,168,813

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 0.93%
Japan Prime Realty Investment Corp.	1,614	$4,771,350
Japan Real Estate Investment Corp.	807	7,926,155
Japan Retail Fund Investment Corp.	4,035	7,339,032
Nippon Building Fund Inc.	1,614	16,889,560
Nomura Real Estate Office Fund Inc.	807	4,829,083

		41,755,180
RETAIL — 3.59%
ABC-MART Inc.	80,700	3,434,667
AEON Co. Ltd.	1,291,200	14,435,387
Citizen Holdings Co. Ltd.	564,900	2,822,103
Don Quijote Co. Ltd.	80,700	3,136,213
FamilyMart Co. Ltd.	161,400	7,153,110
Fast Retailing Co. Ltd.	100,400	22,789,960
Isetan Mitsukoshi Holdings Ltd.	726,360	6,464,754
J. Front Retailing Co. Ltd.	807,000	3,894,580
Lawson Inc.	161,400	10,920,480
Marui Group Co. Ltd.	484,200	3,270,273
McDonald’s Holdings Co. (Japan) Ltd.	161,400	4,599,127
Nitori Holdings Co. Ltd.	80,700	5,998,436
Seven & I Holdings Co. Ltd.	1,614,080	47,011,279
Shimamura Co. Ltd.	80,700	8,151,219
Takashimaya Co. Ltd.	807,000	5,107,966
USS Co. Ltd.	48,420	5,154,936
Yamada Denki Co. Ltd.	185,610	6,560,606

		160,905,096
SEMICONDUCTORS — 0.51%
Rohm Co. Ltd.	242,100	6,895,755
Sumco Corp.[b]	242,100	1,690,913
Tokyo Electron Ltd.	322,852	14,386,821

		22,973,489
SOFTWARE — 0.32%
Konami Corp.	242,100	5,838,934
Nomura Research Institute Ltd.	161,400	3,113,707
Oracle Corp. Japan	80,700	3,385,740
Square Enix Holdings Co. Ltd.	161,400	2,170,397

		14,508,778
STORAGE & WAREHOUSING — 0.07%
Mitsubishi Logistics Corp.	242,000	3,104,596
		3,104,596
TELECOMMUNICATIONS — 4.49%
KDDI Corp.	564,900	41,783,558
Nippon Telegraph and Telephone Corp.	887,700	39,665,023
NTT DOCOMO Inc.	33,087	47,702,732
SoftBank Corp.	1,936,800	72,568,352

		201,719,665
TEXTILES — 0.55%
Teijin Ltd.	2,421,000	5,548,308

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2012

Security	Shares	Value

Toray Industries Inc.	3,228,000	$19,101,055

		24,649,363
TOYS, GAMES & HOBBIES — 0.84%
Namco Bandai Holdings Inc.	403,598	5,662,215
Nintendo Co. Ltd.	242,100	29,003,856
Sanrio Co. Ltd.[a]	80,700	2,885,708

		37,551,779
TRANSPORTATION — 4.53%
Central Japan Railway Co.	322,800	25,559,403
East Japan Railway Co.	726,300	47,644,998
Hankyu Hanshin Holdings Inc.	2,421,000	12,769,916
Kamigumi Co. Ltd.	807,000	6,233,285
Keikyu Corp.	811,000	7,444,246
Keio Corp.	1,614,000	11,820,735
Keisei Electric Railway Co. Ltd.	120,000	1,012,732
Kintetsu Corp.[a]	3,495,000	13,900,327
Mitsui O.S.K. Lines Ltd.	2,421,000	6,076,719
Nippon Express Co. Ltd.	1,614,000	5,792,943
Nippon Yusen K.K.	3,228,000	6,849,763
Odakyu Electric Railway Co. Ltd.	917,000	9,351,243
Tobu Railway Co. Ltd.	1,614,000	8,337,141
Tokyu Corp.	2,421,000	12,417,643
West Japan Railway Co.	403,500	16,121,408
Yamato Holdings Co. Ltd.	807,000	12,075,155

		203,407,657

TOTAL COMMON STOCKS
(Cost: $6,130,083,115)		4,439,901,060

SHORT-TERM INVESTMENTS — 1.35%

MONEY MARKET FUNDS — 1.35%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.27%[c,d,e]	54,980,769	54,980,769
BlackRock Cash Funds: Prime,
SL Agency Shares 0.24%[c,d,e]	3,897,630	3,897,630

Security	Shares	Value

BlackRock Cash Funds: Treasury,
SL Agency Shares 0.09%[c,d]	1,718,356	$1,718,356

		60,596,755

TOTAL SHORT-TERM INVESTMENTS
(Cost: $60,596,755)		60,596,755

TOTAL INVESTMENTS IN SECURITIES — 100.28%
(Cost: $6,190,679,870)		4,500,497,815
Other Assets, Less Liabilities — (0.28)%		(12,652,081)

NET ASSETS — 100.00%		$4,487,845,734

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of November 30, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
414	TOPIX Index (Dec. 2012)	Tokyo Stock	$39,206,257	$2,255,560

See accompanying notes to schedules of investments.

114

Schedule of Investments  (Unaudited)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.21%

ADVERTISING — 0.38%
Asatsu-DK Inc.	4,000	$93,076
Moshi Moshi Hotline Inc.	5,000	71,238

		164,314
AGRICULTURE — 0.26%
Hokuto Corp.	3,000	59,913
Sakata Seed Corp.	4,000	51,849

		111,762
AIRLINES — 0.04%
Skymark Airlines Inc.[a]	3,000	16,151

		16,151
APPAREL — 1.16%
Atsugi Co. Ltd.	20,000	23,766
Daidoh Ltd.	2,000	11,665
Descente Ltd.	10,000	60,507
Gunze Ltd.	20,000	49,472
Japan Wool Textile Co. Ltd. (The)	10,000	67,297
Nagaileben Co. Ltd.	2,000	27,768
Onward Holdings Co. Ltd.	10,000	72,754
Sanyo Shokai Ltd.	10,000	29,223
TSI Holdings Co. Ltd.	9,000	52,601
Wacoal Holdings Corp.	10,000	108,524

		503,577
AUTO MANUFACTURERS — 0.47%
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,000	27,865
Nissan Shatai Co. Ltd.	10,000	114,587
ShinMaywa Industries Ltd.	10,000	60,385

		202,837
AUTO PARTS & EQUIPMENT — 4.02%
Aisan Industry Co. Ltd.	3,000	23,136
Akebono Brake Industry Co. Ltd.[b]	8,000	35,310
Calsonic Kansei Corp.	20,000	92,155
Exedy Corp.	4,000	87,547
FCC Co. Ltd.	4,000	75,761
Futaba Industrial Co. Ltd.[a]	7,000	27,161
Kayaba Industry Co. Ltd.	20,000	72,026
Keihin Corp.	5,000	66,448
Musashi Seimitsu Industry Co. Ltd.	3,000	62,423
Nidec-Tosok Corp.	1,000	7,482
Nifco Inc.	5,000	112,768
Nippon Seiki Co. Ltd.	2,000	19,765
Nissin Kogyo Co. Ltd.	5,000	74,573
Press Kogyo Co. Ltd.	10,000	42,561
Riken Corp.	10,000	35,892
Sanden Corp.	10,000	38,559
Sanoh Industrial Co. Ltd.	3,000	18,370
Showa Corp.	6,000	60,095

Security	Shares	Value

T.RAD Co. Ltd.	10,000	$23,402
Tachi-S Co. Ltd.	2,000	38,559
Taiho Kogyo Co. Ltd.	2,000	20,880
Takata Corp.	4,000	78,914
Tokai Rika Co. Ltd.	6,000	77,337
Topre Corp.	6,000	52,674
Toyo Tire & Rubber Co. Ltd.	20,000	55,535
TPR Co. Ltd.	2,000	25,052
TS Tech Co. Ltd.	5,000	88,699
Unipres Corp.	4,000	95,598
Yokohama Rubber Co. Ltd. (The)	30,000	200,800
Yorozu Corp.	2,000	29,102

		1,738,584
BANKS — 7.87%
77 Bank Ltd. (The)	40,000	163,453
Aichi Bank Ltd. (The)	1,000	52,746
Awa Bank Ltd. (The)	20,000	120,044
Bank of Nagoya Ltd. (The)	20,000	69,844
Bank of Saga Ltd. (The)	20,000	43,895
Bank of the Ryukyus Ltd.	5,000	61,234
Chiba Kogyo Bank Ltd. (The)[a]	4,000	20,565
Daishi Bank Ltd. (The)	40,000	139,202
Eighteenth Bank Ltd. (The)	20,000	50,928
Higashi-Nippon Bank Ltd. (The)	20,000	42,682
Higo Bank Ltd. (The)	20,000	115,678
Hokkoku Bank Ltd. (The)	30,000	109,858
Hokuetsu Bank Ltd. (The)	30,000	61,841
Hyakugo Bank Ltd. (The)	30,000	130,229
Hyakujushi Bank Ltd. (The)	30,000	115,678
Juroku Bank Ltd. (The)	40,000	139,202
Kagoshima Bank Ltd. (The)	20,000	127,319
Kansai Urban Banking Corp.	30,000	38,196
Keiyo Bank Ltd. (The)	30,000	132,412
Kiyo Holdings Inc.	70,000	96,762
Mie Bank Ltd. (The)	10,000	21,099
Minato Bank Ltd. (The)	20,000	35,649
Miyazaki Bank Ltd. (The)	20,000	50,200
Musashino Bank Ltd. (The)	3,000	99,636
Nanto Bank Ltd. (The)	30,000	149,509
North Pacific Bank Ltd.[a]	37,000	96,459
Ogaki Kyoritsu Bank Ltd. (The)	30,000	105,493
Oita Bank Ltd. (The)	20,000	69,844
San-in Godo Bank Ltd. (The)	20,000	144,780
Senshu Ikeda Holdings Inc.	22,200	142,401
Shiga Bank Ltd. (The)	30,000	195,344
Tochigi Bank Ltd. (The)	10,000	35,528
Toho Bank Ltd. (The)	20,000	64,266
Tokyo Tomin Bank Ltd. (The)	4,000	33,758
TOMONY Holdings Inc.	14,000	59,585
Towa Bank Ltd. (The)	30,000	30,557
Tsukuba Bank Ltd. (The)	9,000	29,574
Yachiyo Bank Ltd. (The)	2,000	39,287
Yamagata Bank Ltd. (The)	20,000	89,245
Yamanashi Chuo Bank Ltd. (The)	20,000	81,242

		3,405,224
BEVERAGES — 1.46%
Coca-Cola Central Japan Co. Ltd.	2,000	24,930
Dydo Drinco Inc.	1,000	41,652
ITO EN Ltd.	6,000	110,658

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

Kagome Co. Ltd.	8,600	$171,437
KEY Coffee Inc.	1,000	18,831
Mikuni Coca-Cola Bottling Co. Ltd.	3,000	24,991
Sapporo Holdings Ltd.	30,000	90,578
Takara Holdings Inc.	20,000	149,873

		632,950
BIOTECHNOLOGY — 0.19%
JCR Pharmaceuticals Co. Ltd.	1,000	13,217
OncoTherapy Science Inc.[a]	20	33,952
Takara Bio Inc.	4,000	36,959

		84,128
BUILDING MATERIALS —1.97%
Central Glass Co. Ltd.	20,000	58,931
Chofu Seisakusho Co. Ltd.	3,000	68,170
Cleanup Corp.	2,000	13,508
Endo Lighting Corp.	1,000	38,378
Fujitec Co. Ltd.	10,000	70,692
Nice Holdings Inc.	10,000	23,281
Nichias Corp.	10,000	47,775
Nichiha Corp.	2,000	22,554
Nippon Sheet Glass Co. Ltd.	100,000	111,556
Noritz Corp.	3,000	51,655
Okabe Co. Ltd.	4,000	25,561
Sanwa Holdings Corp.	30,000	121,135
Sumitomo Osaka Cement Co. Ltd.	40,000	126,106
Takara Standard Co. Ltd.	10,000	73,845

		853,147
CHEMICALS — 6.69%
Adeka Corp.	11,000	87,899
Aica Kogyo Co. Ltd.	6,000	103,019
C. Uyemura & Co. Ltd.	1,000	30,690
Chugoku Marine Paints Ltd.	10,000	54,202
Dai Nippon Toryo Co. Ltd.	10,000	10,913
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,000	40,015
Daiso Co. Ltd.	10,000	26,434
DIC Corp.	80,000	143,567
Earth Chemical Co. Ltd.	2,000	72,438
Fujimi Inc.	2,000	43,094
Ishihara Sangyo Kaisha Ltd.[a]	40,000	28,131
Kinugawa Rubber Industrial Co. Ltd.	2,000	12,756
Kureha Corp.	20,000	68,874
Lintec Corp.	6,000	111,386
New Japan Chemical Co. Ltd.	3,000	11,277
Nihon Nohyaku Co. Ltd.	10,000	49,351
Nihon Parkerizing Co. Ltd.	5,000	69,359
Nippon Carbon Co. Ltd.	20,000	37,347
Nippon Kayaku Co. Ltd.	20,000	224,081
Nippon Paint Co. Ltd.	20,000	165,879
Nippon Shokubai Co. Ltd.	13,000	126,579
Nippon Soda Co. Ltd.	20,000	87,547
Nippon Synthetic Chemical Industry Co. Ltd. (The)	10,000	78,817
Nissan Chemical Industries Ltd.	15,000	180,247
NOF Corp.	20,000	90,700
S.T. Corp.	1,000	10,780
Sakai Chemical Industry Co. Ltd.	10,000	27,161
Sanyo Chemical Industries Ltd.	1,000	5,166
Stella Chemifa Corp.	1,000	17,655

Security	Shares	Value

Sumitomo Bakelite Co. Ltd.	20,000	$79,059
Taiyo Holdings Co. Ltd.	2,000	55,026
Takasago International Corp.	10,000	48,988
Toagosei Co. Ltd.	20,000	85,607
Tokai Carbon Co. Ltd.	20,000	70,086
Tokuyama Corp.[b]	40,000	66,933
Tokyo Ohka Kogyo Co. Ltd.	5,000	100,703
Tosoh Corp.	60,000	128,774
Toyo Ink SC Holdings Co. Ltd.	20,000	82,939
Zeon Corp.	20,000	161,756

		2,895,235
COAL — 0.07%
Mitsui Matsushima Co. Ltd.	20,000	32,254

		32,254
COMMERCIAL SERVICES — 1.56%
AEON Delight Co. Ltd.	2,000	41,154
Duskin Co. Ltd.	6,000	113,059
Future Architect Inc.	20	7,955
GMO Payment Gateway Inc.	737	12,485
Kyodo Printing Co. Ltd.	10,000	27,525
Kyoritsu Maintenance Co. Ltd.	1,000	21,087
Meitec Corp.	4,000	88,566
Nichii Gakkan Co.	6,000	47,217
Nihon M&A Center Inc.	1,000	32,642
Nishio Rent All Co. Ltd.	2,000	23,815
Pasona Group Inc.	40	23,281
Pronexus Inc.	3,000	16,988
Sohgo Security Services Co. Ltd.	7,000	92,009
Temp Holdings Co. Ltd.	3,000	37,068
Toppan Forms Co. Ltd.	6,000	56,020
Weathernews Inc.	1,000	33,709

		674,580
COMPUTERS — 1.54%
DTS Corp.	3,000	38,996
Ines Corp.	3,000	18,334
Information Services International-Dentsu Ltd.	1,000	8,742
Japan Digital Laboratory Co. Ltd.	2,000	20,977
Melco Holdings Inc.	1,000	18,540
NEC Networks & System Integration Corp.	2,000	35,771
Net One Systems Co. Ltd.	10,000	97,005
NS Solutions Corp.	2,000	37,662
OBIC Co. Ltd.	800	177,422
Roland DG Corp.	1,000	11,301
SCSK Corp.	5,256	89,799
Wacom Co. Ltd.	40	113,981

		668,530
COSMETICS & PERSONAL CARE — 1.27%
Aderans Co. Ltd.[a]	3,000	41,870
Dr. Ci:Labo Co. Ltd.	10	34,025
Fancl Corp.	5,000	52,322
Kose Corp.	4,000	84,928
Lion Corp.	20,000	102,098
Mandom Corp.	2,000	53,328
Milbon Co. Ltd.	1,000	32,654
Pigeon Corp.	2,000	89,972

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

Pola Orbis Holdings Inc.	2,000	$59,367

		550,564
DISTRIBUTION & WHOLESALE — 2.00%
Ai Holdings Corp.	5,000	32,679
Canon Marketing Japan Inc.	6,000	86,504
Chori Co. Ltd.	1,000	10,695
Daiwabo Holdings Co. Ltd.	20,000	40,985
Doshisha Co. Ltd.	1,000	26,858
Hakuto Co. Ltd.	1,000	9,070
Inabata & Co. Ltd.	4,000	25,124
Itochu Enex Co. Ltd.	7,000	35,225
Iwatani Corp.	20,000	74,694
Japan Pulp & Paper Co. Ltd.	10,000	32,375
Kanematsu Corp.[a]	60,000	69,844
Matsuda Sangyo Co. Ltd.	2,060	25,503
Meiwa Corp.	2,000	7,930
Nagase & Co. Ltd.	12,000	130,084
Paltac Corp.	3,000	35,613
Ryoyo Electro Corp.	3,000	28,301
Sankyo-Tateyama Holdings Inc.	30,000	61,477
Trusco Nakayama Corp.	3,000	51,364
Yamazen Corp.	7,000	48,127
Yuasa Trading Co. Ltd.	20,000	35,649

		868,101
DIVERSIFIED FINANCIAL SERVICES — 2.33%
AIFUL Corp.[a,b]	16,500	70,826
Century Tokyo Leasing Corp.	5,080	99,481
Fuyo General Lease Co. Ltd.	2,000	56,190
GCA Savvian Group Corp.	20	24,154
Hitachi Capital Corp.	5,000	94,216
IBJ Leasing Co. Ltd.	2,000	50,734
Ichiyoshi Securities Co. Ltd.	5,000	27,889
J Trust Co. Ltd.	3,000	49,036
Jaccs Co. Ltd.	20,000	77,361
Japan Securities Finance Co. Ltd.	11,000	52,019
Kenedix Inc.[a]	260	44,169
Marusan Securities Co. Ltd.	9,000	35,904
NEC Capital Solutions Ltd.	1,000	13,920
Okasan Securities Group Inc.	20,000	84,879
Orient Corp.[a]	30,000	60,749
Osaka Securities Exchange Co. Ltd.	10	39,287
Ricoh Leasing Co. Ltd.	2,000	44,841
Tokai Tokyo Financial Holdings Inc.	20,000	81,242

		1,006,897
ELECTRIC — 0.14%
Okinawa Electric Power Co. Inc. (The)	2,000	59,561

		59,561
ELECTRICAL COMPONENTS & EQUIPMENT — 0.92%
Fujikura Ltd.	40,000	112,526
Funai Electric Co. Ltd.	2,000	22,578
Hitachi Cable Ltd.[a]	20,000	27,646
Icom Inc.	1,000	21,062
Nippon Signal Co. Ltd. (The)	5,000	33,103
Nissin Electric Co. Ltd.	1,000	5,372
Sinfonia Technology Co. Ltd.	10,000	17,339

Security	Shares	Value

SWCC Showa Holdings Co. Ltd.	30,000	$22,554
Takaoka Toko Holdings Co. Ltd.[a]	1,000	14,514
Tatsuta Electric Wire and Cable Co. Ltd.	10,000	96,399
Tokyo Rope Manufacturing Co. Ltd.	20,000	24,979

		398,072
ELECTRONICS — 5.63%
Alps Electric Co. Ltd.	20,000	125,621
Anritsu Corp.	20,000	256,821
Azbil Corp.	7,000	144,974
Chiyoda Integre Co. Ltd.	2,000	20,250
CMK Corp.	6,000	20,080
Cosel Co. Ltd.	3,000	37,614
Dai-ichi Seiko Co. Ltd.	1,000	14,890
Dainippon Screen Manufacturing Co. Ltd.	20,000	109,616
Eizo Nanao Corp.	2,000	30,920
Enplas Corp.	1,000	43,773
Fujitsu General Ltd.	10,000	91,670
Futaba Corp.	4,000	43,070
Hioki E.E. Corp.	1,000	16,442
HORIBA Ltd.	4,000	113,981
Hosiden Corp.	7,000	41,506
IDEC Corp.	3,000	26,119
Inaba Denki Sangyo Co. Ltd.	3,000	85,085
Japan Aviation Electronics Industry Ltd.	10,000	82,697
JEOL Ltd.[a]	10,000	21,705
Kaga Electronics Co. Ltd.	4,000	36,522
Koa Corp.	5,000	37,650
Kuroda Electric Co. Ltd.	4,000	42,391
Macnica Inc.	1,000	19,292
MARUWA Co. Ltd.	1,000	29,902
Meiko Electronics Co. Ltd.	1,000	8,064
Minebea Co. Ltd.[b]	40,000	144,052
Mitsumi Electric Co. Ltd.[a]	9,000	45,617
Nichicon Corp.	6,000	43,652
Nidec Copal Electronics Corp.	1,000	4,984
Nihon Dempa Kogyo Co. Ltd.	2,000	22,044
Nippon Ceramic Co. Ltd.	2,000	30,290
Nissha Printing Co. Ltd.[a]	3,000	32,848
Nitto Kogyo Corp.	3,000	42,452
Ryosan Co. Ltd.	4,000	64,848
Sanshin Electronics Co. Ltd.	4,000	27,210
Sanyo Denki Co. Ltd.	10,000	55,050
Shinko Shoji Co. Ltd.	3,000	24,736
SIIX Corp.	2,000	25,076
Sodick Co. Ltd.	5,000	21,887
Star Micronics Co. Ltd.	5,000	48,624
Taiyo Yuden Co. Ltd.	11,000	95,501
Tamura Corp.	10,000	21,705
TOKO Inc.[a]	10,000	24,857
Tokyo Seimitsu Co. Ltd.	4,000	66,012
Toyo Corp.	4,000	45,544
UKC Holdings Corp.	1,000	19,922
ULVAC Inc.[a]	4,000	29,053

		2,436,619
ENGINEERING & CONSTRUCTION — 4.04%
Chudenko Corp.	4,000	36,522
COMSYS Holdings Corp.	12,000	140,997
Fudo Tetra Corp.[a]	15,000	27,465
Hibiya Engineering Ltd.	2,000	21,826

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

Japan Airport Terminal Co. Ltd.	5,000	$56,323
Kandenko Co. Ltd.	10,000	43,531
Kyowa Exeo Corp.	9,000	90,906
Maeda Corp.	20,000	89,487
Maeda Road Construction Co. Ltd.	10,000	135,686
MIRAIT Holdings Corp.	6,000	46,999
Nippo Corp.	10,000	114,951
Nippon Koei Co. Ltd.	10,000	33,709
Nippon Road Co. Ltd. (The)	10,000	37,953
Nishimatsu Construction Co. Ltd.	30,000	49,836
Okumura Corp.	20,000	66,448
Penta-Ocean Construction Co. Ltd.	35,000	87,850
Shinko Plantech Co. Ltd.	5,000	39,651
SHO-BOND Holdings Co. Ltd.	3,000	90,542
Taihei Dengyo Kaisha Ltd.	1,000	5,893
Taihei Kogyo Co. Ltd.	10,000	35,528
Taikisha Ltd.	3,000	58,167
Takasago Thermal Engineering Co. Ltd.	7,000	51,692
Takuma Co. Ltd.	10,000	51,291
Toa Corp.	20,000	30,314
Toda Corp.	30,000	73,117
Tokyu Construction Co. Ltd.	12,600	24,140
Toshiba Plant Systems & Services Corp.	4,000	53,353
Totetsu Kogyo Co. Ltd.	3,000	34,995
Toyo Construction Co. Ltd.	8,000	24,542
Toyo Engineering Corp.	20,000	80,757
Yahagi Construction Co. Ltd.	3,000	12,732

		1,747,203
ENTERTAINMENT — 1.04%
Avex Group Holdings Inc.	4,000	86,092
Heiwa Corp.	5,000	77,483
Mars Engineering Corp.	1,000	21,620
Shochiku Co. Ltd.	10,000	100,036
Toei Co. Ltd.	10,000	53,110
Tokyotokeiba Co. Ltd.	20,000	29,586
Universal Entertainment Corp.	3,000	50,746
Yomiuri Land Co. Ltd.	10,000	32,982

		451,655
ENVIRONMENTAL CONTROL — 0.56%
Asahi Holdings Inc.	3,000	50,746
Daiseki Co. Ltd.	4,060	54,153
Hitachi Zosen Corp.	90,000	115,678
Oyo Corp.	2,000	23,039

		243,616
FOOD — 3.82%
Ariake Japan Co. Ltd.	3,000	59,476
Ezaki Glico Co. Ltd.	10,000	108,524
Fuji Oil Co. Ltd.	7,000	100,327
Fujiya Co. Ltd.[a]	10,000	23,766
House Foods Corp.	8,000	124,845
Itoham Foods Inc.	20,000	86,820
Izumiya Co. Ltd.	10,000	49,351
J-Oil Mills Inc.	10,000	26,313
Kasumi Co. Ltd.	4,000	25,270
Kato Sangyo Co. Ltd.	3,000	53,329
Kewpie Corp.	11,000	160,058
Marudai Food Co. Ltd.	10,000	34,558

Security	Shares	Value

Maruha Nichiro Holdings Inc.	50,000	$83,061
MEGMILK SNOW BRAND Co. Ltd.	5,000	81,605
Mitsubishi Shokuhin Co. Ltd.	1,000	24,882
Mitsui Sugar Co. Ltd.	10,000	30,557
Morinaga & Co. Ltd.	30,000	65,115
Morinaga Milk Industry Co. Ltd.	20,000	64,751
Nichirei Corp.	30,000	162,605
Nippon Beet Sugar Manufacturing Co. Ltd.	20,000	38,074
Nippon Flour Mills Co. Ltd.	10,000	42,197
Nippon Suisan Kaisha Ltd.	28,000	49,570
Nisshin OilliO Group Ltd. (The)	10,000	35,892
Prima Meat Packers Ltd.	20,000	34,194
Warabeya Nichiyo Co. Ltd.	2,000	36,619
Yokohama Reito Co. Ltd.	5,000	34,376
Yonekyu Corp.	2,000	16,927

		1,653,062
FOREST PRODUCTS & PAPER — 0.82%
Chuetsu Pulp & Paper Co. Ltd.	10,000	16,976
Daio Paper Corp.	10,000	63,174
Hokuetsu Kishu Paper Co. Ltd.	15,000	80,575
Mitsubishi Paper Mills Ltd.[a]	40,000	37,347
Pack Corp. (The)	1,000	17,546
Sumitomo Forestry Co. Ltd.	16,000	140,657

		356,275
GAS — 0.08%
Shizuoka Gas Co. Ltd.	5,000	36,134

		36,134
HAND & MACHINE TOOLS — 1.22%
Asahi Diamond Industrial Co. Ltd.	5,000	46,138
DISCO Corp.	3,000	159,512
Hitachi Koki Co. Ltd.	6,000	42,925
Meidensha Corp.	20,000	63,538
Mori Seiki Co. Ltd.	11,000	76,028
OSG Corp.	8,000	108,355
Union Tool Co.	2,000	31,405

		527,901
HEALTH CARE — PRODUCTS — 0.98%
Asahi Intecc Co. Ltd.	1,000	36,135
Hogy Medical Co. Ltd.	1,000	49,048
Nihon Kohden Corp.	4,000	131,199
Nipro Corp.	13,000	94,895
Paramount Bed Holdings Co. Ltd.	2,000	64,678
Topcon Corp.	7,000	47,023

		422,978
HEALTH CARE — SERVICES — 0.51%
Ain Pharmaciez Inc.	1,000	56,869
BML Inc.	1,000	25,488
CMIC Holdings Co. Ltd.	1,000	14,272
EPS Co. Ltd.	20	54,808
Message Co. Ltd.	10	28,483
Tsukui Corp.	2,000	41,882

		221,802

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

HOLDING COMPANIES - DIVERSIFIED - 0.05%
Seiko Holdings Corp.[a]	10,000	$22,917

		22,917
HOME BUILDERS — 0.76%
HAJIME CONSTRUCTION Co. Ltd.	1,000	31,478
Haseko Corp.[a]	150,000	98,217
Misawa Homes Co. Ltd.	3,000	42,888
PanaHome Corp.	10,000	62,326
SxL Corp.[a]	10,000	16,855
Takamatsu Construction Group Co. Ltd.	2,000	31,648
Token Corp.	1,000	45,532

		328,944
HOME FURNISHINGS — 1.02%
Alpine Electronics Inc.	5,000	42,258
Canon Electronics Inc.	3,000	64,460
Clarion Co. Ltd.[a,b]	10,000	16,976
Corona Corp.	1,000	12,671
Foster Electric Co. Ltd.[b]	2,000	35,916
France Bed Holdings Co. Ltd.	20,000	41,712
Hoshizaki Electric Co. Ltd.	4,000	108,791
JVC Kenwood Corp.	15,040	52,887
Pioneer Corp.[a]	28,000	65,527

		441,198
HOUSEHOLD PRODUCTS & WARES — 0.35%
Kokuyo Co. Ltd.	10,000	78,089
Mitsubishi Pencil Co. Ltd.	2,000	34,776
Pilot Corp.	20	37,323

		150,188
HOUSEWARES — 0.23%
Noritake Co. Ltd.	10,000	23,766
Sangetsu Co. Ltd.	3,000	77,447

		101,213
INTERNET — 2.20%
Bit-Isle Inc.	2,000	18,746
CyberAgent Inc.	60	117,643
Digital Garage Inc.	20	38,559
Dwango Co. Ltd.	10	22,857
eAccess Ltd.	240	176,937
GMO Internet Inc.	7,000	42,609
Gurunavi Inc.	2,000	21,608
Internet Initiative Japan Inc.	2,000	49,206
kabu.com Securities Co. Ltd.	10,000	33,709
Kakaku.com Inc.	4,000	137,602
Macromill Inc.	3,000	35,795
Matsui Securities Co. Ltd.	9,000	71,153
Mixi Inc.[b]	10	23,499
Monex Group Inc.	190	39,627
MonotaRO Co. Ltd.	2,000	58,324
Start Today Co. Ltd.[b]	6,000	62,641

		950,515

Security	Shares	Value

IRON & STEEL - 1.00%
Aichi Steel Corp.	10,000	$39,772
Godo Steel Ltd.	20,000	34,679
Kurimoto Ltd.	10,000	33,709
Kyoei Steel Ltd.	2,000	32,642
Mitsubishi Steel Manufacturing Co. Ltd.	20,000	36,134
Nisshin Steel Holdings Co. Ltd.[a]	9,000	63,951
Osaka Steel Co. Ltd.	1,000	17,170
Sanyo Special Steel Co. Ltd.	10,000	29,223
Tokyo Steel Manufacturing Co. Ltd.	11,000	38,548
TOPY Industries Ltd.	20,000	42,682
Yodogawa Steel Works Ltd.	20,000	64,751

		433,261
LEISURE TIME — 1.27%
Accordia Golf Co. Ltd.	110	102,304
Daiichikosho Co. Ltd.	5,000	116,467
Dunlop Sports Co. Ltd.	1,000	12,720
Fields Corp.	2,000	25,779
H.I.S. Co. Ltd.	3,000	92,397
Mizuno Corp.	10,000	47,047
PGM Holdings K.K.	30	25,791
Roland Corp.	3,000	22,808
Round One Corp.	7,000	39,384
Tokyo Dome Corp.[a]	20,000	64,266

		548,963
LODGING — 0.26%
Fujita Kanko Inc.	10,000	35,892
Resorttrust Inc.	4,000	78,574

		114,466
MACHINERY — 3.71%
Aichi Corp.	2,000	8,003
Aida Engineering Ltd.	8,000	57,136
Chugai Ro Co. Ltd.	10,000	25,949
CKD Corp.	6,000	35,504
Daifuku Co. Ltd.	10,000	62,204
Daihen Corp.	10,000	28,738
Daiwa Industries Ltd.	10,000	43,167
Denyo Co. Ltd.	1,000	11,046
Ebara Corp.	50,000	192,191
Fuji Machine Manufacturing Co. Ltd.	4,000	62,568
Furukawa Co. Ltd.[a]	40,000	34,437
Iseki & Co. Ltd.	20,000	49,715
Juki Corp.	20,000	22,554
Komori Corp.	8,000	61,404
Makino Milling Machine Co. Ltd.	10,000	53,231
Max Co. Ltd.	4,000	48,405
Miura Co. Ltd.	3,000	73,699
Modec Inc.	3,000	59,149
Nippon Sharyo Ltd.	10,000	40,621
Nippon Thompson Co. Ltd.	10,000	36,741
Nitto Kohki Co. Ltd.	1,000	21,244
Obara Group Inc.	2,000	22,554
Okuma Corp.	20,000	115,921
Shima Seiki Manufacturing Ltd.	3,000	46,380
Sintokogio Ltd.	6,000	40,815
Tadano Ltd.	12,000	89,051

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

Torishima Pump Manufacturing Co. Ltd.	2,000	$14,090
Toshiba Machine Co. Ltd.	10,000	43,895
Toyo Kanetsu K.K.	20,000	42,925
Tsubakimoto Chain Co.	20,000	108,161
Tsugami Corp.	6,000	37,104
Yushin Precision Equipment Co. Ltd.	1,000	18,540

		1,607,142
MANUFACTURING — 1.43%
Amano Corp.	7,000	62,301
Bando Chemical Industries Ltd.	10,000	31,527
Glory Ltd.	7,000	154,820
Japan Cash Machine Co. Ltd.	1,000	8,924
JSP Corp.	2,000	26,555
Nikkiso Co. Ltd.	10,000	105,735
Nippon Valqua Industries Ltd.	10,000	25,828
Nitta Corp.	3,000	45,253
Shin-Etsu Polymer Co. Ltd.	3,000	10,295
Tamron Co. Ltd.	2,000	59,513
Tenma Corp.	3,000	28,701
Tokai Rubber Industries Ltd.	4,000	38,947
Toyo Tanso Co. Ltd.	1,000	18,977

		617,376
MEDIA — 0.56%
Gakken Holdings Co. Ltd.	10,000	26,070
Kadokawa Group Holdings Inc.[b]	2,000	59,246
SKY Perfect JSAT Holdings Inc.	200	85,001
Tohokushinsha Film Corp.	1,000	7,178
Tokyo Broadcasting System Holdings Inc.	3,000	29,283
TV Asahi Corp.	1,000	13,690
USEN Corp.[a,b]	13,200	20,167

		240,635
METAL FABRICATE & HARDWARE — 1.95%
Furukawa-Sky Aluminum Corp.	10,000	24,615
Hanwa Co. Ltd.	20,000	65,963
Kitz Corp.	10,000	46,199
Misumi Group Inc.	9,000	236,813
Mitsui High-Tech Inc.[a]	3,000	21,862
Nachi-Fujikoshi Corp.	20,000	68,874
Neturen Co. Ltd.	4,000	22,602
NTN Corp.	50,000	103,674
Oiles Corp.	3,080	61,062
Onoken Co. Ltd.	2,000	15,618
Ryobi Ltd.	20,000	45,592
Sumikin Bussan Corp.	10,000	24,979
Tocalo Co. Ltd.	2,000	32,400
Toho Zinc Co. Ltd.	20,000	74,694

		844,947
MINING — 1.35%
Dowa Holdings Co. Ltd.	20,000	129,987
Mitsui Mining & Smelting Co. Ltd.	60,000	118,589
Nippon Coke & Engineering Co. Ltd.	25,000	30,011
Nippon Denko Co. Ltd.	10,000	23,888
Nippon Light Metal Holdings Co. Ltd.[a]	60,000	53,838
Nittetsu Mining Co. Ltd.	10,000	41,348
OSAKA Titanium technologies Co. Ltd.	2,000	41,154

Security	Shares	Value

Pacific Metals Co. Ltd.	20,000	$67,418
Sumitomo Light Metal Industries Ltd.	50,000	41,227
Toho Titanium Co. Ltd.	4,000	35,261

		582,721
OFFICE & BUSINESS EQUIPMENT — 0.60%
Riso Kagaku Corp.	2,000	37,735
Sato Holdings Corp.	2,000	32,206
Seiko Epson Corp.	15,000	87,668
Toshiba Tec Corp.	20,000	100,400

		258,009
OFFICE FURNISHINGS — 0.23%
Itoki Corp.	5,000	25,949
Okamura Corp.	10,000	73,966

		99,915
OIL & GAS — 0.11%
AOC Holdings Inc.	5,000	18,492
TOKAI Holdings Corp.	8,000	30,556

		49,048
PACKAGING & CONTAINERS — 0.88%
Achilles Corp.	20,000	26,676
FP Corp.	2,000	138,717
Fuji Seal International Inc.	3,000	63,296
Fujimori Kogyo Co. Ltd.	1,000	27,076
Nihon Yamamura Glass Co. Ltd.	10,000	21,220
Rengo Co. Ltd.	20,000	104,038

		381,023
PHARMACEUTICALS — 3.76%
3-D Matrix Ltd.[a]	1,000	53,353
Fuso Pharmaceutical Industries Ltd.	10,000	35,649
Kaken Pharmaceutical Co. Ltd.	10,000	156,542
Katakura Industries Co. Ltd.	4,000	32,836
Kissei Pharmaceutical Co. Ltd.	2,000	37,492
Kobayashi Pharmaceutical Co. Ltd.	3,000	149,509
KYORIN Holdings Inc.	5,000	106,342
Mochida Pharmaceutical Co. Ltd.	10,000	133,867
Nichi-Iko Pharmaceutical Co. Ltd.	3,000	59,294
Nippon Shinyaku Co. Ltd.	10,000	122,348
Rohto Pharmaceutical Co. Ltd.	10,000	127,440
Sawai Pharmaceutical Co. Ltd.	2,000	215,836
Seikagaku Corp.	4,000	43,216
Ship Healthcare Holdings Inc.	4,000	124,457
Sosei Group Corp.[a]	10	27,707
Toho Holdings Co. Ltd.	5,000	95,550
Torii Pharmaceutical Co. Ltd.	1,000	23,136
Towa Pharmaceutical Co. Ltd.	1,000	53,656
Vital KSK Holdings Inc.	3,000	29,174

		1,627,404
REAL ESTATE — 1.84%
Airport Facilities Co. Ltd.	4,000	18,382
Arnest One Corp.	5,000	68,267
Daibiru Corp.	7,000	56,615

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

Daikyo Inc.	30,000	$72,026
Goldcrest Co. Ltd.	2,000	28,471
Heiwa Real Estate Co. Ltd.	5,000	58,931
Iida Home Max Co. Ltd.	2,000	16,394
Leopalace21 Corp.[a]	16,000	50,249
Relo Holdings Inc.	1,000	37,589
Sumitomo Real Estate Sales Co. Ltd.	1,000	42,985
Takara Leben Co. Ltd.	3,000	30,011
TOC Co. Ltd.	10,000	53,353
Toho Real Estate Co. Ltd.	2,000	11,083
Tokyo Tatemono Co. Ltd.[a]	50,000	199,466
Tokyu Livable Inc.	3,000	42,452
Touei Housing Corp.	1,000	10,440

		796,714
REAL ESTATE INVESTMENT TRUSTS — 6.60%
Activia Properties Inc.	20	123,924
Advance Residence Investment Corp.	120	251,582
Daiwa Office Investment Corp.	30	96,908
Daiwahouse Residential Investment Corp.	20	152,783
Frontier Real Estate Investment Corp.	20	170,971
Fukuoka REIT Corp.	10	73,360
Global One Real Estate Investment Corp. Ltd.	10	60,507
Hankyu REIT Inc.	10	47,836
Heiwa Real Estate REIT Inc.	70	45,835
Industrial & Infrastructure Fund Investment Corp.	10	77,240
Japan Excellent Inc.	20	111,798
Japan Hotel REIT Investment Corp.	180	52,579
Japan Logistics Fund Inc.	20	174,851
Japan Rental Housing Investments Inc.	90	59,476
Kenedix Realty Investment Corp.	30	99,491
MID REIT Inc.	20	49,861
Mori Hills REIT Investment Corp.	20	102,098
MORI TRUST Sogo REIT Inc.	20	167,819
Nippon Accommodations Fund Inc.	20	142,597
Nomura Real Estate Residential Fund Inc.	10	56,142
ORIX JREIT Inc.	30	150,055
Premier Investment Corp.	20	72,754
Sekisui House SI Investment Corp.	10	45,895
TOKYU REIT Inc.	20	107,675
Top REIT Inc.	20	89,608
United Urban Investment Corp.	240	272,099

		2,855,744
RETAIL — 9.30%
Alpen Co. Ltd.	2,000	35,577
Aoki Holdings Inc.	2,000	46,174
Aoyama Trading Co. Ltd.	6,000	109,058
Arc Land Sakamoto Co. Ltd.	2,000	29,829
Arcs Co. Ltd.	4,000	82,551
Asahi Co. Ltd.[b]	1,000	13,702
Askul Corp.	2,000	29,878
Atom Corp.	4,000	19,837
Autobacs Seven Co. Ltd.	3,000	116,952
Belluna Co. Ltd.	3,000	22,263
BIC Camera Inc.[b]	100	49,230
Cawachi Ltd.	2,000	38,729
Chiyoda Co. Ltd.	3,000	79,847
cocokara fine Inc.	1,000	31,260
Colowide Co. Ltd.	5,000	42,864
Cosmos Pharmaceutical Corp.	1,000	102,947

Security	Shares	Value

CREATE HOLDINGS Co. Ltd.	1,000	$26,470
Daiei Inc. (The)[a]	11,500	22,451
DCM Holdings Co. Ltd.	10,000	64,387
Doutor Nichires Holdings Co. Ltd.	4,000	50,637
EDION Corp.	8,000	31,236
Fuji Co. Ltd.	2,000	42,561
Geo Holdings Corp.	40	42,634
Growell Holdings Co. Ltd.	1,000	32,254
Gulliver International Co. Ltd.	500	18,916
H2O Retailing Corp.	10,000	95,186
Heiwado Co. Ltd.	4,000	55,535
Honeys Co. Ltd.	1,800	27,872
Izumi Co. Ltd.	6,000	133,721
Joshin Denki Co. Ltd.	10,000	103,068
K’s Holdings Corp.	5,000	112,950
Kappa Create Co. Ltd.	1,500	31,830
Keiyo Co. Ltd.[b]	5,000	27,283
Kisoji Co. Ltd.	3,000	60,349
Kohnan Shoji Co. Ltd.	3,000	34,849
Komeri Co. Ltd.	3,000	72,499
Konaka Co. Ltd.	2,000	14,623
Kura Corp.	1,000	13,520
Maruetsu Inc. (The)	10,000	32,497
Matsumotokiyoshi Co. Ltd.	3,000	71,735
Matsuya Co. Ltd.[a]	4,000	36,037
Megane Top Co. Ltd.	3,000	36,559
Ministop Co. Ltd.	1,000	17,049
MOS Food Services Inc.	3,000	56,893
Nishimatsuya Chain Co. Ltd.	6,000	48,381
Nissen Holdings Co. Ltd.	4,000	15,472
Ohsho Food Service Corp.	1,000	23,524
Otsuka Kagu Ltd.	1,000	9,822
Pal Co. Ltd.	500	23,736
Parco Co. Ltd.	2,000	20,104
Paris Miki Holdings Inc.	4,000	21,729
Plenus Co. Ltd.	3,000	49,291
Point Inc.	1,700	61,346
Ringer Hut Co. Ltd.	2,000	25,294
Royal Holdings Co. Ltd.	3,000	37,832
Ryohin Keikaku Co. Ltd.	2,000	127,562
Saint Marc Holdings Co. Ltd.	1,000	36,195
Saizeriya Co. Ltd.	4,000	56,117
San-A & Co. Ltd.	1,000	36,243
Senshukai Co. Ltd.	5,000	31,708
Seria Co. Ltd.	2,000	34,558
Shimachu Co. Ltd.	5,000	105,190
Sugi Holdings Co. Ltd.	4,000	133,915
Sundrug Co. Ltd.	4,000	143,373
Toridoll Corp.	2,000	25,949
Tsuruha Holdings Inc.	2,000	150,600
United Arrows Ltd.	2,000	51,340
UNY Co. Ltd.	23,000	160,919
Valor Co. Ltd.	4,000	61,889
Watami Co. Ltd.	3,000	61,877
Xebio Co. Ltd.	3,000	53,947
Yellow Hat Ltd.	2,000	29,659
Yoshinoya Holdings Co. Ltd.	60	76,537
Zensho Holdings Co. Ltd.[b]	8,000	95,065

		4,025,473
SEMICONDUCTORS — 0.55%
Axell Corp.	1,000	23,402

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2012

Security	Shares	Value

Megachips Corp.	2,000	$44,865
Mimasu Semiconductor Industry Co. Ltd.	3,000	22,736
Nippon Chemi-Con Corp.[a]	20,000	34,437
Sanken Electric Co. Ltd.	10,000	38,559
Shindengen Electric Manufacturing Co. Ltd.	10,000	27,646
Shinko Electric Industries Co. Ltd.	7,000	48,806

		240,451
SHIPBUILDING — 0.28%
Mitsui Engineering & Shipbuilding Co. Ltd.	80,000	105,735
Namura Shipbuilding Co. Ltd.	6,000	17,825

		123,560
SOFTWARE — 1.34%
Access Co. Ltd[a]	30	22,263
Capcom Co. Ltd.	5,000	93,973
Fuji Soft Inc.	3,000	60,495
IT Holdings Corp.	9,048	110,700
NEC Mobiling Ltd.	1,000	39,772
Nihon Unisys Ltd.	7,000	50,164
NSD Co. Ltd.	5,000	45,047
Obic Business Consultants Co. Ltd.	500	26,100
Simplex Technology Inc.	30	8,225
Systena Corp.	20	17,946
Tecmo Koei Holdings Co. Ltd.	4,000	34,631
Trans Cosmos Inc.	3,000	31,175
Zenrin Co. Ltd.	3,000	40,378

		580,869
STORAGE & WAREHOUSING — 0.27%
Mitsui-Soko Co. Ltd.	10,000	31,042
Sumitomo Warehouse Co. Ltd. (The)	20,000	86,819

		117,861
TELECOMMUNICATIONS — 0.64%
Denki Kogyo Co. Ltd.	10,000	44,744
Hitachi Kokusai Electric Inc.	10,000	70,086
Japan Radio Co. Ltd.[a]	10,000	24,858
Oki Electric Industry Co. Ltd.[a]	80,000	76,634
T-Gaia Corp.	4,000	37,977
Uniden Corp.	10,000	21,462

		275,761
TEXTILES — 1.07%
Fujibo Holdings Inc.	10,000	38,074
Kurabo Industries Ltd.	30,000	47,654
Nisshinbo Holdings Inc.	12,000	84,685
Nitto Boseki Co. Ltd.	20,000	67,903
Seiren Co. Ltd.	6,000	35,795
Tokai Corp. (GIFU)	1,000	26,228
Toyobo Co. Ltd.	100,000	135,807
Unitika Ltd[a]	60,000	29,102

		465,248

Security	Shares	Value

TOYS, GAMES & HOBBIES —0.10%
Tomy Co. Ltd.	8,000	$43,749

		43,749
TRANSPORTATION — 2.29%
Daiichi Chuo Kisen Kaisha[a,b]	10,000	8,003
Fukuyama Transporting Co. Ltd.	20,000	100,885
Hitachi Transport System Ltd.	5,000	73,906
Iino Kaiun Kaisha Ltd.	10,000	31,042
Kawasaki Kisen Kaisha Ltd.[a]	100,000	132,169
Kintetsu World Express Inc.	2,000	60,410
Nippon Konpo Unyu Soko Co. Ltd.	6,000	73,700
NS United Kaiwn Kaisha Ltd.[a]	10,000	11,641
Sankyu Inc.	30,000	122,226
Seino Holdings Co. Ltd.	20,000	121,014
Senko Co. Ltd.	10,000	41,955
Shibusawa Warehouse Co. Ltd. (The)	10,000	29,101
Sotetsu Holdings Inc.	50,000	164,908
Yusen Logistics Co. Ltd.	2,000	18,479

		989,439
VENTURE CAPITAL — 0.17%
JAFCO Co. Ltd.	3,000	74,718

		74,718

TOTAL COMMON STOCKS
(Cost: $48,338,980)		42,953,185

SHORT-TERM INVESTMENTS — 1.37%

MONEY MARKET FUNDS — 1.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	550,187	550,187
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	39,004	39,004
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	3,201	3,201

		592,392

TOTAL SHORT-TERM INVESTMENTS
(Cost: $592,392)		592,392

TOTAL INVESTMENTS IN SECURITIES — 100.58%
(Cost: $48,931,372)		43,545,577
Other Assets, Less Liabilities — (0.58)%		(252,983)

NET ASSETS — 100.00%		$43,292,594

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

122

Schedule of Investments  (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.56%

AGRICULTURE — 8.53%
British American Tobacco (Malaysia) Bhd	846,200	$14,809,718
Genting Plantations Bhd	1,687,500	4,757,587
IOI Corp. Bhd	23,810,230	38,851,465
Kuala Lumpur Kepong Bhd	3,558,700	24,163,687

		82,582,457
AIRLINES — 0.90%
AirAsia Bhd	9,268,800	8,690,215

		8,690,215
AUTO MANUFACTURERS — 1.41%
UMW Holdings Bhd	3,895,200	13,608,693

		13,608,693
BANKS — 29.62%
Alliance Financial Group Bhd	7,456,100	10,056,751
AMMB Holdings Bhd	12,281,137	25,776,348
CIMB Group Holdings Bhd	35,787,464	87,945,507
Hong Leong Bank Bhd	4,178,140	20,150,187
Malayan Banking Bhd	30,616,820	91,152,964
Public Bank Bhd Foreign	7,849,100	40,126,660
RHB Capital Bhd	4,597,700	11,343,943

		286,552,360
BUILDING MATERIALS — 0.92%
Lafarge Malayan Cement Bhd	2,833,260	8,919,910

		8,919,910
CHEMICALS — 4.20%
Petronas Chemicals Group Bhd	20,741,700	40,599,758

		40,599,758
DIVERSIFIED FINANCIAL SERVICES — 0.68%
Hong Leong Financial Group Bhd	1,560,400	6,550,112

		6,550,112
ELECTRIC — 5.67%
Tenaga Nasional Bhd	20,319,112	46,390,209
YTL Power International Bhd	16,305,675	8,475,357

		54,865,566
ENGINEERING & CONSTRUCTION — 2.24%
Gamuda Bhd	12,188,100	14,634,942
Malaysia Airports Holdings Bhd	4,035,200	7,048,906

		21,683,848

Security	Shares	Value

ENTERTAINMENT — 0.77%
Berjaya Sports Toto Bhd	5,005,950	$7,410,733

		7,410,733
FOOD — 2.69%
Felda Global Ventures Holdings Bhd	8,109,000	12,137,824
PPB Group Bhd	3,513,366	13,869,690

		26,007,514
GAS — 2.75%
Petronas Gas Bhd	4,397,600	26,619,242

		26,619,242
HEALTH CARE — SERVICES — 1.76%
IHH Healthcare Bhd[a]	14,868,000	17,021,347

		17,021,347
HOLDING COMPANIES — DIVERSIFIED — 10.22%
IJM Corp. Bhd	8,699,040	14,165,720
MMC Corp. Bhd	5,642,600	4,993,369
Sime Darby Bhd	20,031,925	59,112,219
YTL Corp. Bhd	35,383,012	20,602,988

		98,874,296
LODGING — 7.19%
Genting Bhd	15,154,100	44,867,802
Genting Malaysia Bhd	21,995,000	24,746,410

		69,614,212
OIL & GAS — 1.45%
Petronas Dagangan Bhd	1,840,100	13,995,596

		13,995,596
OIL & GAS SERVICES — 2.14%
Malaysia Marine and Heavy Engineering Holdings Bhd	3,557,800	5,161,575
Sapurakencana Petroleum Bhd[a]	16,684,300	15,533,044

		20,694,619
REAL ESTATE — 0.80%
SP Setia Bhd	21	21
UEM Land Holdings Bhd[a]	11,224,900	7,791,607

		7,791,628
RETAIL — 0.69%
Parkson Holdings Bhd	4,458,671	6,644,553

		6,644,553
TELECOMMUNICATIONS — 12.71%
Axiata Group Bhd	18,899,300	36,806,927
DiGi.Com Bhd	23,038,400	36,606,784
Maxis Communications Bhd	16,668,000	35,257,913

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

November 30, 2012

Security	Shares	Value

Telekom Malaysia Bhd	7,951,400	$14,308,465

		122,980,089
TRANSPORTATION — 2.22%
Bumi Armada Bhd[a]	8,680,200	10,565,586
MISC Bhd[a]	8,268,520	10,934,929

		21,500,515

TOTAL COMMON STOCKS
(Cost: $523,669,014)		963,207,263

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[b,c]	45,715	45,715

		45,715

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,715)		45,715

TOTAL INVESTMENTS IN SECURITIES — 99.56%
(Cost: $523,714,729)		963,252,978
Other Assets, Less Liabilities — 0.44%		4,246,661

NET ASSETS — 100.00%		$967,499,639

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

124

Schedule of Investments  (Unaudited)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.80%

AIRLINES — 0.15%
Grupo Aeromexico SAB de CVa,b	1,485,100	$2,296,289

		2,296,289
BANKS — 10.87%
Compartamos SAB de CVb	9,225,000	14,006,857
Grupo Financiero Banorte SAB de CV Series O	12,577,500	72,144,801
Grupo Financiero Inbursa SAB de CV Series O	16,007,270	44,410,098
Grupo Financiero Santander Mexico SAB de CV Series B	11,362,500	33,396,747

		163,958,503
BEVERAGES — 17.02%
Arca Continental SAB de CV	2,722,578	19,843,319
Coca-Cola FEMSA SAB de CV Series L	3,420,000	49,230,892
Fomento Economico Mexicano SAB de CV BD Units	14,625,008	143,354,358
Grupo Modelo SAB de CV Series Cb	4,927,556	44,185,308

		256,613,877
BUILDING MATERIALS — 5.46%
Cemex SAB de CV CPO[a]	79,222,522	70,627,925
Corporacion Geo SAB de CV Series Ba,b	4,297,560	5,005,342
Desarrolladora Homex SAB de CVa,b	1,845,030	4,049,346
Urbi Desarrollos Urbanos SAB de CVa,b	4,545,000	2,627,422

		82,310,035
CHEMICALS — 3.22%
Alpek SAB de CV	3,127,500	8,490,479
Mexichem SAB de CV	7,753,257	39,996,759

		48,487,238
DIVERSIFIED FINANCIAL SERVICES — 0.39%
Bolsa Mexicana de Valores SAB de CV	2,655,000	5,861,943

		5,861,943
ENGINEERING & CONSTRUCTION — 3.30%
Empresas ICA SAB de CVa,b	4,297,574	9,741,325
Grupo Aeroportuario del Centro Norte SAB de CVb	1,462,500	3,710,053
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,833,515	19,666,202
Grupo Aeroportuario del Sureste SAB de CV Series Bb	652,600	6,715,464
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	96,865	9,859,889

		49,692,933
FOOD — 2.67%
Gruma SAB de CV Series Ba	1,642,569	4,642,263
Grupo Bimbo SAB de CV Series A	13,109,400	30,942,682
Grupo Herdez SAB de CVb	1,673,100	4,666,400

		40,251,345

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 4.45%
Alfa SAB de CV Series A	22,050,000	$45,748,906
Grupo Carso SAB de CV Series A1	5,218,075	21,313,511

		67,062,417
HOME BUILDERS — 0.17%
Consorcio ARA SAB de CVa,b	8,887,500	2,641,108

		2,641,108
HOUSEHOLD PRODUCTS & WARES — 2.06%
Kimberly-Clark de Mexico SAB de CV Series A	12,802,500	31,050,535

		31,050,535
IRON & STEEL — 0.29%
Compania Minera Autlan SAB de CV Series B	405,800	401,659
Grupo Simec SAB de CV Series Ba,b	922,500	3,937,912

		4,339,571
MACHINERY — 0.62%
Industrias CH SAB de CV Series Ba,b	1,462,500	9,295,505

		9,295,505
MEDIA — 5.13%
Grupo Televisa SAB de CV CPO	14,895,099	70,603,266
TV Azteca SAB de CV CPO[b]	10,912,500	6,806,669

		77,409,935
MINING — 10.92%
Grupo Mexico SAB de CV Series B	28,440,015	92,614,899
Industrias Penoles SAB de CV	1,045,125	52,259,283
Minera Frisco SAB de CV Series A1[a,b]	4,950,030	19,824,100

		164,698,282
PHARMACEUTICALS — 0.79%
Genomma Lab Internacional SAB de CV Series Ba,b	6,007,500	11,957,491

		11,957,491
REAL ESTATE — 0.21%
Corporacion Inmobiliaria Vesta SAB de CV	1,890,000	3,223,656

		3,223,656
RETAIL — 10.38%
Alsea SAB de CVa,b	3,319,292	5,805,360
Controladora Comercial Mexicana SAB de CV BC Units	2,857,500	8,944,994
El Puerto de Liverpool SA de CV Series C1	1,552,500	14,675,753
Grupo Famsa SAB de CV Series Aa,b	1,777,515	1,997,355
Wal-Mart de Mexico SAB de CV Series V	39,847,500	125,106,937

		156,530,399
TELECOMMUNICATIONS — 21.70%
America Movil SAB de CV Series L	275,190,531	325,410,937

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

Axtel SAB de CV CPO[a,b]	9,624,400	$1,884,384

		327,295,321

TOTAL COMMON STOCKS
(Cost: $1,481,082,863)		1,504,976,383
SHORT-TERM INVESTMENTS — 2.56%

MONEY MARKET FUNDS — 2.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	35,963,426	35,963,426
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	2,549,475	2,549,475
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	86,274	86,274

		38,599,175

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,599,175)		38,599,175

TOTAL INVESTMENTS IN SECURITIES — 102.36%
(Cost: $1,519,682,038)		1,543,575,558
Other Assets, Less Liabilities — (2.36)%		(35,623,280)

NET ASSETS — 100.00%		$1,507,952,278

CPO — Certificates of Participation (Ordinary)

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

126

Schedule of Investments  (Unaudited)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 98.01%

BANKS — 0.06%
SNS REAAL NVa,b	52,156	$71,226

		71,226
BEVERAGES — 8.89%
D.E Master Blenders 1753 NVa	231,634	2,666,179
Heineken Holding NV	39,884	2,159,478
Heineken NV	82,836	5,463,317

		10,288,974
CHEMICALS — 7.58%
Akzo Nobel NV	92,748	5,300,396
Koninklijke DSM NV	60,298	3,472,988

		8,773,384
COMMERCIAL SERVICES — 1.62%
Brunel International NV	3,776	172,869
Randstad Holding NV	46,964	1,527,340
USG People NV	24,190	172,283

		1,872,492
DIVERSIFIED FINANCIAL SERVICES — 0.13%
BinckBank NV	21,004	155,028
		155,028
ELECTRICAL COMPONENTS & EQUIPMENT—0.25%
TKH Group NV	13,098	289,599

		289,599
ELECTRONICS — 9.00%
Koninklijke Philips Electronics NV	403,442	10,420,872

		10,420,872
ENGINEERING & CONSTRUCTION — 2.42%
Arcadis NV	23,246	539,672
Grontmij NVa	19,942	72,622
Koninklijke BAM Groep NVb	87,438	338,209
Royal Boskalis Westminster NV CVA	29,382	1,240,243
Royal Imtech NV	27,494	615,050

		2,805,796
FOOD — 26.69%
Amsterdam Commodities NV	6,254	112,167
CSM NV CVA	27,376	541,021
Koninklijke Ahold NV	394,120	5,000,852
Koninklijke Wessanen NVb	28,674	85,215
Nutreco NV	13,806	1,125,667

Security	Shares	Value

Unilever NV CVA	633,424	$24,035,274

		30,900,196
HOLDING COMPANIES - DIVERSIFIED — 0.40%
Tetragon Financial Group Ltd.	48,616	458,449

		458,449
INSURANCE — 15.62%
AEGON NV	680,388	3,913,968
Delta Lloyd NV	54,280	810,096
ING Groep NV CVA[a]	1,486,682	13,361,026

		18,085,090
LEISURE TIME — 0.09%
Accell Group NV	6,726	102,350

		102,350
MACHINERY — 0.07%
Kendrion NV	3,894	80,273

		80,273
MANUFACTURING — 0.80%
Aalberts Industries NV	36,226	685,060
Koninklijke Ten Cate NV	10,384	243,570

		928,630
MEDIA — 5.32%
Reed Elsevier NV	269,276	3,889,197
Wolters Kluwer NV	118,354	2,275,103

		6,164,300
METAL FABRICATE & HARDWARE — 0.08%
AMG Advanced Metallurgical Group NVa,b	10,974	87,007

		87,007
OIL & GAS SERVICES — 2.04%
Fugro NV CVA	26,904	1,614,326
SBM Offshore NVa	66,434	745,494

		2,359,820
PHARMACEUTICALS — 0.28%
Mediq NV	19,352	325,815

		325,815
REAL ESTATE INVESTMENT TRUSTS — 2.36%
Corio NV	26,314	1,179,187
Eurocommercial Properties NV	14,750	575,132
Nieuwe Steen Investments NV	20,060	160,480
VastNed Retail NV	7,434	322,836
Wereldhave NV	8,024	492,580

		2,730,215

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

RETAIL — 0.11%
Beter Bed Holding NV	7,198	$131,719

		131,719
SEMICONDUCTORS — 7.18%
ASM International NV	16,756	587,318
ASML Holding NV	122,131	7,630,843
BE Semiconductor Industries NV	14,160	99,449

		8,317,610
SOFTWARE — 0.54%
Exact Holding NV	6,608	146,104
TomTom NVa,b	38,468	185,267
Unit4 NV	10,502	287,656

		619,027
TELECOMMUNICATIONS — 3.17%
Koninklijke KPN NV	389,636	2,204,408
Ziggo NV	46,846	1,467,144

		3,671,552
TRANSPORTATION — 3.31%
PostNL NVa	161,424	548,594
Royal Vopak NV	27,730	2,048,889
TNT Express NV	126,968	1,238,509

		3,835,992

TOTAL COMMON STOCKS
(Cost: $137,012,048)		113,475,416

WARRANTS — 0.00%

REAL ESTATE INVESTMENT TRUSTS — 0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)[a,c]	6,200	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 0.44%

MONEY MARKET FUNDS — 0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	456,922	456,922
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	32,392	32,392

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	16,379	$16,379

		505,693

TOTAL SHORT-TERM INVESTMENTS
(Cost: $505,693)		505,693

TOTAL INVESTMENTS IN SECURITIES — 98.45%
(Cost: $137,517,741)		113,981,109
Other Assets, Less Liabilities — 1.55%		1,800,045

NET ASSETS — 100.00%		$115,781,154

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

128

Schedule of Investments  (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.35%

AUSTRALIA — 62.77%
AGL Energy Ltd.	1,277,874	$19,157,252
ALS Ltd.	792,480	7,854,170
Alumina Ltd.	5,718,302	5,667,338
Amcor Ltd.	2,824,480	23,278,447
AMP Ltd.	6,776,212	32,518,703
APA Group	1,936,496	11,313,397
Asciano Ltd.	2,282,952	10,360,350
ASX Ltd.	409,956	12,591,094
Australia and New Zealand Banking Group Ltd.	6,357,366	161,563,368
Bendigo and Adelaide Bank Ltd.	928,370	7,825,658
BHP Billiton Ltd.	7,547,864	270,797,495
Boral Ltd.	1,776,222	7,449,235
Brambles Ltd.	3,640,328	27,495,871
Caltex Australia Ltd.	313,944	5,987,104
Centro Retail Australia	3,173,984	7,218,544
CFS Retail Property Trust Group	4,632,198	9,375,129
Coca-Cola Amatil Ltd.	1,336,548	19,158,420
Cochlear Ltd.	133,096	10,469,471
Commonwealth Bank of Australia	3,721,862	231,766,277
Computershare Ltd.	1,040,384	9,442,812
Crown Ltd.	937,514	10,025,130
CSL Ltd.	1,178,306	63,553,143
Dexus Property Group	10,754,614	11,275,850
Echo Entertainment Group Ltd.	1,739,138	6,422,819
Flight Centre Ltd.	129,032	3,634,541
Fortescue Metals Group Ltd.	3,279,394	13,377,001
Goodman Group	3,982,974	19,197,198
GPT Group	3,308,350	12,045,512
Harvey Norman Holdings Ltd.	1,252,220	2,358,013
Iluka Resources Ltd.	979,932	8,413,645
Incitec Pivot Ltd.	3,812,286	12,528,077
Insurance Australia Group Ltd.	4,866,386	23,505,849
James Hardie Industries SE	1,026,922	9,738,448
Leighton Holdings Ltd.	354,076	6,364,586
Lend Lease Group	1,273,048	11,421,723
Macquarie Group Ltd.	756,158	25,843,114
Metcash Ltd.	2,061,464	7,376,635
Mirvac Group	8,018,272	12,296,642
National Australia Bank Ltd.	5,320,792	134,887,267
Newcrest Mining Ltd.	1,790,700	47,917,991
Orica Ltd.	855,726	21,497,087
Origin Energy Ltd.	2,551,684	29,229,247
OZ Minerals Ltd.	710,184	5,445,611
Qantas Airways Ltd.[a]	2,610,358	3,608,314
QBE Insurance Group Ltd.	2,766,060	31,569,472
QR National Ltd.	4,120,388	15,517,927
Ramsay Health Care Ltd.	307,340	8,522,411
Rio Tinto Ltd.	1,020,064	62,520,680
Santos Ltd.	2,236,724	25,994,771
Shopping Centres Australasia Property Group[a]	581,152	879,116
Sims Metal Management Ltd.	380,238	3,562,216
Sonic Healthcare Ltd.	872,744	12,236,988
SP AusNet	3,920,490	4,335,454
Stockland Corp. Ltd.	5,156,708	18,237,304
Suncorp Group Ltd.	3,011,424	30,442,764
Sydney Airport	377,952	1,399,760

Security	Shares	Value

Tabcorp Holdings Ltd.	1,713,992	$5,006,742
Tatts Group Ltd.	3,189,986	9,750,902
Telstra Corp. Ltd.	10,194,036	45,836,541
Toll Holdings Ltd.	1,596,390	7,744,268
Transurban Group	3,079,242	19,949,124
Treasury Wine Estates Ltd.	1,514,856	7,949,279
Wesfarmers Ltd.	2,356,358	87,391,517
Westfield Group	5,026,660	54,643,138
Westfield Retail Trust	6,797,040	21,202,126
Westpac Banking Corp.	7,209,790	191,801,145
Whitehaven Coal Ltd.	1,061,212	3,288,115
Woodside Petroleum Ltd.	1,543,050	54,410,799
Woolworths Ltd.	2,884,678	88,116,414
WorleyParsons Ltd.	481,584	12,339,251

		2,217,901,802
HONG KONG — 22.53%
AIA Group Ltd.	25,400,014	98,813,611
ASM Pacific Technology Ltd.[b]	457,200	5,356,580
Bank of East Asia Ltd. (The)[b]	3,200,520	12,347,733
BOC Hong Kong (Holdings) Ltd.	8,636,000	26,520,706
Cathay Pacific Airways Ltd.[b]	2,794,000	4,910,198
Cheung Kong (Holdings) Ltd.	3,302,000	50,403,107
Cheung Kong Infrastructure Holdings Ltd.	1,270,000	7,759,240
CLP Holdings Ltd.	4,191,000	36,745,369
First Pacific Co. Ltd.	5,080,000	5,335,604
Galaxy Entertainment Group Ltd.[a]	4,826,000	18,400,952
Hang Lung Properties Ltd.	5,334,736	19,549,100
Hang Seng Bank Ltd.[b]	1,778,000	27,163,076
Henderson Land Development Co. Ltd.	2,286,056	16,282,513
HKT Trust and HKT Ltd.	5,334,000	5,072,429
Hong Kong and China Gas Co. Ltd. (The)	12,192,097	33,036,437
Hong Kong Exchanges and Clearing Ltd.[b]	2,413,000	38,545,480
Hopewell Holdings Ltd.	1,270,000	5,006,226
Hutchison Whampoa Ltd.	5,080,000	52,241,728
Hysan Development Co. Ltd.	1,524,000	7,344,649
Kerry Properties Ltd.	1,651,000	8,425,371
Li & Fung Ltd.[b]	13,717,200	22,584,560
Link REIT (The)	5,334,000	28,941,065
MGM China Holdings Ltd.	2,235,200	4,181,960
MTR Corp. Ltd.	3,429,000	13,693,789
New World Development Co. Ltd.	8,636,941	13,685,284
NWS Holdings Ltd.	3,302,000	5,385,421
Orient Overseas International Ltd.	508,000	3,224,960
PCCW Ltd.	9,398,000	3,953,198
Power Assets Holdings Ltd.	3,302,000	29,057,413
Sands China Ltd.	5,689,600	24,263,234
Shangri-La Asia Ltd.	3,557,000	6,884,472
Sino Land Co. Ltd.	7,112,800	12,848,846
SJM Holdings Ltd.	4,572,000	10,783,951
Sun Hung Kai Properties Ltd.	3,556,000	52,031,974
Swire Pacific Ltd. Class A	1,524,000	18,681,170
Swire Properties Ltd.	2,743,200	9,043,653
Wharf (Holdings) Ltd. (The)	3,556,600	27,374,171
Wheelock and Co. Ltd.	2,032,000	9,858,414
Wing Hang Bank Ltd.	381,000	3,814,892
Wynn Macau Ltd.[b]	3,657,600	10,453,589
Yue Yuen Industrial (Holdings) Ltd.[b]	1,778,000	6,228,695

		796,234,820

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

November 30, 2012

Security	Shares	Value

NEW ZEALAND — 0.89%
Auckland International Airport Ltd.	2,166,620	$4,765,140
Contact Energy Ltd.[a]	861,568	3,761,484
Fletcher Building Ltd.	1,595,374	10,369,212
SKYCITY Entertainment Group Ltd.	1,354,582	4,157,526
Telecom Corp. of New Zealand Ltd.	4,345,940	8,238,607

		31,291,969
SINGAPORE — 13.16%
Ascendas REIT	4,572,813	8,992,381
CapitaCommercial Trust	4,572,000	6,068,778
CapitaLand Ltd.	6,096,000	17,631,923
CapitaMall Trust Management Ltd.	5,334,000	9,046,974
CapitaMalls Asia Ltd.	3,302,000	5,194,674
City Developments Ltd.	1,270,000	12,195,829
ComfortDelGro Corp. Ltd.	4,318,000	6,085,427
DBS Group Holdings Ltd.	4,255,000	50,378,754
Fraser and Neave Ltd.	2,286,150	17,645,568
Genting Singapore PLC[b]	14,224,400	14,918,458
Global Logistic Properties Ltd.	4,826,000	11,111,524
Golden Agri-Resources Ltd.	16,510,987	8,928,880
Hutchison Port Holdings Trust[b]	12,192,000	9,448,800
Jardine Cycle & Carriage Ltd.	254,000	10,154,173
Keppel Corp. Ltd.	3,302,200	28,978,296
Keppel Land Ltd.[b]	1,778,000	5,244,623
Noble Group Ltd.[b]	9,144,708	8,129,795
Olam International Ltd.[b]	3,810,600	4,917,608
Oversea-Chinese Banking Corp. Ltd.	6,096,600	47,006,437
SembCorp Industries Ltd.	2,286,240	9,703,571
SembCorp Marine Ltd.[b]	2,032,200	7,592,963
Singapore Airlines Ltd.[b]	1,270,800	11,151,844
Singapore Exchange Ltd.	2,032,000	11,471,572
Singapore Press Holdings Ltd.[b]	3,750,517	12,845,394
Singapore Technologies Engineering Ltd.	3,556,000	10,693,203
Singapore Telecommunications Ltd.	18,542,328	50,288,914
StarHub Ltd.	1,524,000	4,657,725
United Overseas Bank Ltd.	2,884,000	44,236,536
UOL Group Ltd.	1,016,000	4,845,033
Wilmar International Ltd.[b]	4,572,000	11,950,248
Yangzijiang Shipbuilding (Holdings) Ltd.	4,572,000	3,502,659

		465,018,564

TOTAL COMMON STOCKS
(Cost: $2,893,682,162)		3,510,447,155

INVESTMENT COMPANIES — 0.00%

AUSTRALIA — 0.00%
BGP Holdings PLC[a,c]	27,004,595	351

		351

TOTAL INVESTMENT COMPANIES
(Cost: $0)		351

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.18%

MONEY MARKET FUNDS — 2.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	5,074,369	$5,074,369
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	71,580,108	71,580,108
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	171,275	171,275

		76,825,752

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,825,752)		76,825,752

TOTAL INVESTMENTS IN SECURITIES —101.53%
(Cost: $2,970,507,914)		3,587,273,258
Other Assets, Less Liabilities — (1.53)%		(54,000,678)

NET ASSETS — 100.00%		$3,533,272,580

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

130

Schedule of Investments  (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.79%

AGRICULTURE — 1.84%
Golden Agri-Resources Ltd.	51,796,628	$28,010,795

		28,010,795
AIRLINES — 2.60%
Singapore Airlines Ltd.	4,504,467	39,528,732

		39,528,732
BANKS — 30.10%
DBS Group Holdings Ltd.	13,512,500	159,986,583
Oversea-Chinese Banking Corp. Ltd.	19,342,000	149,132,058
United Overseas Bank Ltd.	9,663,000	148,216,936

		457,335,577
BEVERAGES — 3.49%
Fraser and Neave Ltd.	6,864,000	52,979,540

		52,979,540
DISTRIBUTION & WHOLESALE — 2.96%
Jardine Cycle & Carriage Ltd.	1,126,000	45,014,167

		45,014,167
DIVERSIFIED FINANCIAL SERVICES — 2.51%
Singapore Exchange Ltd.[a]	6,756,000	38,140,719

		38,140,719
ENGINEERING & CONSTRUCTION — 4.43%
SembCorp Industries Ltd.	7,882,000	33,453,857
Singapore Technologies Engineering Ltd.	11,260,000	33,859,806

		67,313,663
ENTERTAINMENT — 3.19%
Genting Singapore PLC[a]	46,166,400	48,419,019

		48,419,019
FOOD — 3.57%
Olam International Ltd.[a]	12,386,000	15,984,227
Wilmar International Ltd.	14,638,000	38,260,658

		54,244,885
HOLDING COMPANIES — DIVERSIFIED — 8.22%
Keppel Corp. Ltd.	11,260,100	98,812,463
Noble Group Ltd.	29,276,999	26,027,731

		124,840,194

Security	Shares	Value

LODGING — 2.13%
City Developments Ltd.	3,378,000	$32,438,986

		32,438,986
MEDIA — 2.94%
Singapore Press Holdings Ltd.[a]	13,027,000	44,617,035

		44,617,035
REAL ESTATE — 9.24%
CapitaLand Ltd.	19,142,000	55,365,857
CapitaMalls Asia Ltd.	10,134,000	15,942,710
Global Logistic Properties Ltd.	15,764,000	36,295,498
Keppel Land Ltd.[a]	5,630,000	16,606,989
UOL Group Ltd.	3,378,000	16,108,779

		140,319,833
REAL ESTATE INVESTMENT TRUSTS — 5.10%
Ascendas REIT	14,638,335	28,786,107
CapitaCommercial Trust	13,632,000	18,094,834
CapitaMall Trust Management Ltd.[a]	18,016,800	30,558,217

		77,439,158
SHIPBUILDING — 2.34%
SembCorp Marine Ltd.[a]	6,756,000	25,242,623
Yangzijiang Shipbuilding (Holdings) Ltd.[a]	13,512,000	10,351,690

		35,594,313
TELECOMMUNICATIONS — 11.76%
Singapore Telecommunications Ltd.	60,804,568	164,908,943
StarHub Ltd.	4,504,000	13,765,349

		178,674,292
TRANSPORTATION — 3.37%
ComfortDelGro Corp. Ltd.	14,638,000	20,629,571
Hutchison Port Holdings Trust	39,410,000	30,542,750

		51,172,321

TOTAL COMMON STOCKS
(Cost: $1,372,433,226)		1,516,083,229

SHORT-TERM INVESTMENTS — 7.68%

MONEY MARKET FUNDS — 7.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,c,d]	108,433,430	108,433,430
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,c,d]	7,686,931	7,686,931

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

November 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,c]	492,253	492,253

		116,612,614

TOTAL SHORT-TERM INVESTMENTS
(Cost: $116,612,614)		116,612,614

TOTAL INVESTMENTS IN SECURITIES — 107.47%
(Cost: $1,489,045,840)		1,632,695,843
Other Assets, Less Liabilities — (7.47)%		(113,460,417)

NET ASSETS — 100.00%		$1,519,235,426

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of November 30, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
49	MSCI Singapore Index (Dec 2012)	Singapore	$2,798,394	$62,633

See accompanying notes to schedules of investments.

132

Schedule of Investments  (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.81%

BANKS — 12.07%
Absa Group Ltd.	518,947	$8,283,848
FirstRand Ltd.	5,601,377	18,320,405
Nedbank Group Ltd.	366,704	7,403,937
Standard Bank Group Ltd.	2,157,763	25,545,072

		59,553,262
BUILDING MATERIALS — 0.60%
PPC Ltd.	900,025	2,964,989

		2,964,989
CHEMICALS — 8.47%
Sasol Ltd.	990,293	41,771,836

		41,771,836
COAL — 0.80%
Exxaro Resources Ltd.	226,120	3,932,068

		3,932,068
DIVERSIFIED FINANCIAL SERVICES — 2.62%
African Bank Investments Ltd.	1,307,389	4,666,145
Investec Ltd.	429,367	2,641,879
RMB Holdings Ltd.	1,275,043	5,624,493

		12,932,517
ENGINEERING & CONSTRUCTION — 0.45%
Aveng Ltd.	726,123	2,199,976

		2,199,976
FOOD — 6.28%
Shoprite Holdings Ltd.	773,017	16,710,306
SPAR Group Ltd. (The)	311,372	4,373,350
Tiger Brands Ltd.	293,531	9,897,942

		30,981,598
FOREST PRODUCTS & PAPER — 0.65%
Sappi Ltd.[a]	980,618	3,192,951

		3,192,951
HEALTH CARE — PRODUCTS — 1.91%
Aspen Pharmacare Holdings Ltd.[a]	534,605	9,417,990

		9,417,990
HEALTH CARE — SERVICES — 1.87%
Life Healthcare Group Holdings Ltd.	1,694,374	6,104,546
Netcare Ltd.	1,578,064	3,143,016

		9,247,562

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 7.87%
Barloworld Ltd.	396,305	$3,247,846
Bidvest Group Ltd.	532,815	12,586,261
Imperial Holdings Ltd.	322,200	6,841,295
Remgro Ltd.	782,159	13,173,213
RMI Holdings Ltd.	1,207,680	2,983,202

		38,831,817
HOME FURNISHINGS — 1.34%
Steinhoff International Holdings Ltd.[a,b]	2,148,894	6,626,759

		6,626,759
INSURANCE — 5.07%
Discovery Holdings Ltd.	534,576	3,359,043
Liberty Holdings Ltd.	207,334	2,468,568
MMI Holdings Ltd.	1,843,576	4,331,892
Sanlam Ltd.	3,224,407	14,847,977

		25,007,480
IRON & STEEL — 2.03%
ArcelorMittal South Africa Ltd.[a]	323,586	1,129,394
Kumba Iron Ore Ltd.[b]	145,441	8,907,993

		10,037,387
MEDIA — 8.86%
Naspers Ltd. Class N	707,156	43,710,090

		43,710,090
MINING — 14.79%
African Rainbow Minerals Ltd.	194,460	3,901,504
Anglo American Platinum Ltd.	121,788	5,364,793
AngloGold Ashanti Ltd.	691,685	21,655,700
Assore Ltd.	63,071	2,709,058
Gold Fields Ltd.	1,317,775	16,351,454
Harmony Gold Mining Co. Ltd.	707,306	5,569,640
Impala Platinum Holdings Ltd.	969,954	15,796,603
Northam Platinum Ltd.	416,158	1,639,912

		72,988,664
OFFICE & BUSINESS EQUIPMENT — 0.55%
Reunert Ltd.	325,539	2,692,086

		2,692,086
REAL ESTATE — 2.77%
Growthpoint Properties Ltd.	2,999,311	8,273,356
Redefine Properties Ltd.	4,997,150	5,378,664

		13,652,020
RETAIL — 7.54%
Foschini Group Ltd. (The)	369,268	5,321,643
Massmart Holdings Ltd.	195,680	4,058,830
Mr. Price Group Ltd.	430,305	6,443,505
Pick n Pay Stores Ltd.	435,800	1,981,779

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

November 30, 2012

Security	Shares	Value

Truworths International Ltd.	793,015	8,499,874
Woolworths Holdings Ltd.	1,361,786	10,868,959

		37,174,590
TELECOMMUNICATIONS — 13.27%
MTN Group Ltd.	3,064,496	56,456,781
Vodacom Group Ltd.	671,956	9,002,889

		65,459,670

TOTAL COMMON STOCKS
(Cost: $531,903,476)		492,375,312

SHORT-TERM INVESTMENTS — 2.06%
MONEY MARKET FUNDS — 2.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%c,[d,e]	9,473,502	9,473,502
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%c,[d,e]	671,584	671,584
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	39,915	39,915

		10,185,001

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,185,001)		10,185,001

TOTAL INVESTMENTS IN SECURITIES — 101.87%
(Cost: $542,088,477)		502,560,313
Other Assets, Less Liabilities — (1.87)%		(9,228,523)

NET ASSETS — 100.00%		$493,331,790

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

134

Schedule of Investments  (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 97.47%

ADVERTISING — 0.22%
Cheil Worldwide Inc.	343,300	$6,705,264

		6,705,264
AEROSPACE & DEFENSE — 0.57%
Korea Aerospace Industries Ltd.	205,830	5,246,256
Samsung Techwin Co. Ltd.[a]	222,562	11,920,945

		17,167,201
AGRICULTURE — 1.56%
KT&G Corp.	590,525	46,735,921

		46,735,921
AIRLINES — 0.27%
Korean Air Lines Co. Ltd.[b]	192,040	7,971,739

		7,971,739
AUTO MANUFACTURERS — 8.63%
Hyundai Motor Co.	827,778	172,382,083
Kia Motors Corp.	1,494,307	85,420,514

		257,802,597
AUTO PARTS & EQUIPMENT — 4.80%
Hankook Tire Co. Ltd.[b]	444,082	18,803,306
Hyundai Mobis Co. Ltd.	377,560	99,545,994
Hyundai Wia Corp.	97,163	16,330,670
Mando Corp.	77,174	8,730,494

		143,410,464
BANKS — 0.63%
Industrial Bank of Korea	902,540	9,585,085
Korea Exchange Bank[b]	1,357,300	9,137,662

		18,722,747
BIOTECHNOLOGY — 0.49%
Celltrion Inc.[a]	605,603	14,540,960

		14,540,960
CHEMICALS — 3.92%
Hanwha Chemical Corp.[a]	455,430	7,023,762
Honam Petrochemical Corp.[a]	80,242	15,895,008
KCC Corp.	27,332	7,218,869
KP Chemical Corp.	287,130	2,930,033
LG Chem Ltd.	252,069	72,628,275
OCI Co. Ltd.[a]	82,368	11,485,957

		117,181,904

Security	Shares	Value

COMMERCIAL SERVICES — 0.28%
S1 Corp.	133,038	$8,428,136

		8,428,136
COMPUTERS — 0.44%
SK C&C Co. Ltd.	144,089	13,213,315

		13,213,315
COSMETICS & PERSONAL CARE — 2.12%
AmorePacific Corp.	18,223	20,632,034
AmorePacific Group[a]	23,807	10,651,975
LG Household & Health Care Ltd.	53,916	32,164,876

		63,448,885
DISTRIBUTION & WHOLESALE — 2.04%
Daewoo International Corp.[a]	255,233	9,416,409
Hanwha Corp.	278,100	8,179,789
Samsung C&T Corp.[a]	695,338	38,142,935
SK Networks Co. Ltd.[a]	664,470	5,074,726

		60,813,859
DIVERSIFIED FINANCIAL SERVICES — 8.81%
BS Financial Group Inc.	925,412	10,340,754
Daewoo Securities Co. Ltd.	898,427	8,877,655
DGB Financial Group Inc.	702,140	8,753,650
Hana Financial Group Inc.	1,172,561	36,383,663
Hyundai Securities Co. Ltd.	624,767	4,708,038
KB Financial Group Inc.	1,959,892	64,524,311
Korea Investment Holdings Co. Ltd.	218,525	7,941,043
Mirae Asset Securities Co. Ltd.	123,062	3,443,486
Samsung Card Co. Ltd.	226,370	7,598,974
Samsung Securities Co. Ltd.	338,772	15,486,184
Shinhan Financial Group Co. Ltd.	2,154,967	68,956,556
Woori Finance Holdings Co. Ltd.	2,011,780	18,857,244
Woori Investment & Securities Co. Ltd.	744,218	7,319,501

		263,191,059
ELECTRIC — 1.19%
Korea Electric Power Corp.[b]	1,441,000	35,530,960

		35,530,960
ELECTRICAL COMPONENTS & EQUIPMENT — 1.84%
LG Electronics Inc.[a]	575,216	40,530,989
LG Innotek Co. Ltd.[a,b]	103,575	8,178,106
LS Industrial Systems Co. Ltd.	94,168	6,348,307

		55,057,402
ELECTRONICS — 2.73%
LG Display Co. Ltd.[b]	1,400,242	44,741,537
Samsung Electro-Mechanics Co. Ltd.	377,937	36,821,677

		81,563,214

135

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

November 30, 2012

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 2.53%
Daelim Industrial Co. Ltd.	154,105	$11,228,595
Daewoo Engineering & Construction Co. Ltd.[b]	675,814	5,929,014
GS Engineering & Construction Corp.	196,655	9,697,906
Hyundai Engineering & Construction Co. Ltd.	376,429	23,638,705
Samsung Engineering Co. Ltd.[a]	167,661	25,082,959

		75,577,179
ENVIRONMENTAL CONTROL — 0.39%
Woongjin Coway Co. Ltd.	314,180	11,576,656

		11,576,656
FOOD — 1.43%
CJ CheilJedang Corp.	44,140	13,716,683
Lotte Confectionery Co. Ltd.[a]	4,078	5,520,938
ORION Corp.[a]	22,508	23,342,554

		42,580,175
GAS — 0.37%
Korea Gas Corp.	150,650	10,907,291

		10,907,291
HOLDING COMPANIES — DIVERSIFIED — 0.58%
CJ Corp.[a]	82,221	8,162,495
LS Corp.	106,168	9,265,250

		17,427,745
HOME BUILDERS — 0.21%
Hyundai Development Co.	322,897	6,172,570

		6,172,570
HOME FURNISHINGS — 1.06%
LG Corp.	528,409	31,718,691

		31,718,691
INSURANCE — 3.20%
Dongbu Insurance Co. Ltd.	230,789	9,910,596
Hanwha Life Insurance Co. Ltd.	1,007,660	6,997,833
Hyundai Marine & Fire Insurance Co. Ltd.	359,530	11,106,135
Samsung Fire & Marine Insurance Co. Ltd.	194,484	39,333,237
Samsung Life Insurance Co. Ltd.	328,743	28,233,919

		95,581,720
INTERNET — 2.29%
NCsoft Corp.[a]	94,480	14,091,074
NHN Corp.[a]	233,556	54,352,969

		68,444,043
IRON & STEEL — 4.30%
Hyundai Steel Co.	302,772	22,452,409
POSCO	354,371	105,867,866

		128,320,275

Security	Shares	Value

LODGING — 0.54%
Kangwon Land Inc.	562,222	$16,069,420

		16,069,420
MACHINERY — 0.61%
Doosan Heavy Industries & Construction Co. Ltd.	276,706	10,387,495
Doosan Infracore Co. Ltd.[a,b]	524,690	7,873,863

		18,261,358
MANUFACTURING — 1.20%
Cheil Industries Inc.	252,202	22,289,081
Doosan Corp.[a]	45,186	5,278,690
Kumho Petro Chemical Co. Ltd.[a]	80,117	8,286,562

		35,854,333
METAL FABRICATE & HARDWARE — 0.57%
Hyosung Corp.	121,881	7,631,280
Hyundai Hysco Co. Ltd.	227,206	9,462,983

		17,094,263
MINING — 0.68%
Korea Zinc Co. Ltd.	50,677	20,428,047

		20,428,047
OIL & GAS — 4.00%
GS Holdings Corp.[a]	301,878	19,877,085
S-Oil Corp.[a]	263,938	23,862,520
SK Holdings Co. Ltd.	146,815	24,336,974
SK Innovation Co. Ltd.	335,432	51,266,562

		119,343,141
PHARMACEUTICALS — 0.28%
Yuhan Corp.	53,435	8,364,254

		8,364,254
RETAIL — 2.02%
E-Mart Co. Ltd.	116,334	23,420,429
Hyundai Department Store Co. Ltd.[a]	85,359	11,863,628
Lotte Shopping Co. Ltd.	55,065	18,230,413
Shinsegae Co. Ltd.	36,223	6,740,485

		60,254,955
SEMICONDUCTORS — 24.69%
Samsung Electronics Co. Ltd.	509,523	661,577,631
SK Hynix Inc.[a,b]	3,367,310	75,876,035

		737,453,666
SHIPBUILDING — 3.16%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	541,020	12,140,911
Hyundai Heavy Industries Co. Ltd.	227,661	44,361,150
Hyundai Mipo Dockyard Co. Ltd.	66,004	6,887,798

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

November 30, 2012

Security	Shares	Value

Samsung Heavy Industries Co. Ltd.	923,710	$31,093,161

		94,483,020
TELECOMMUNICATIONS — 2.04%
KT Corp.	224,052	7,800,490
LG Uplus Corp.	1,459,005	10,064,891
Samsung SDI Co. Ltd.	228,634	32,832,421
SK Telecom Co. Ltd.	72,861	10,126,592

		60,824,394
TRANSPORTATION — 0.78%
Hyundai Glovis Co. Ltd.	84,710	18,461,985
Hyundai Merchant Marine Co. Ltd.[a,b]	234,100	4,907,485

		23,369,470

TOTAL COMMON STOCKS
(Cost: $1,352,216,785)		2,911,592,293

PREFERRED STOCKS — 2.45%

AUTO MANUFACTURERS — 0.90%
Hyundai Motor Co. Ltd.	139,707	9,315,090
Hyundai Motor Co. Ltd. Series 2	244,653	17,622,879

		26,937,969
CHEMICALS — 0.14%
LG Chem Ltd.	45,271	4,109,654

		4,109,654
SEMICONDUCTORS — 1.41%
Samsung Electronics Co. Ltd.	55,272	42,059,498

		42,059,498

TOTAL PREFERRED STOCKS
(Cost: $31,018,956)		73,107,121

RIGHTS — 0.00%

TRANSPORTATION — 0.00%
Hyundai Merchant Marine Co. Ltd.[b]	14,476	33,555

		33,555

TOTAL RIGHTS
(Cost: $0)		33,555

SHORT-TERM INVESTMENTS — 4.02%

MONEY MARKET FUNDS — 4.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	107,133,747	107,133,747

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	7,594,795	$7,594,795
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	5,437,333	5,437,333

		120,165,875

TOTAL SHORT-TERM INVESTMENTS
(Cost: $120,165,875)		120,165,875

TOTAL INVESTMENTS IN SECURITIES — 103.94%
(Cost: $1,503,401,616)		3,104,898,844
Other Assets, Less Liabilities — (3.94)%		(117,673,593)

NET ASSETS — 100.00%		$2,987,225,251

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

137

Schedule of Investments  (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 98.10%

AIRLINES — 1.29%
International Consolidated Airlines Group SAa	1,019,298	$2,741,545

		2,741,545
BANKS — 41.27%
Banco Bilbao Vizcaya Argentaria SA	3,136,098	26,610,147
Banco de Sabadell SAa	2,302,510	6,426,506
Banco Popular Espanol SAb	1,567,510	1,308,847
Banco Santander SA	6,224,960	47,880,820
Bankia SAa,b	923,748	861,423
CaixaBank[b]	1,162,182	4,442,398

		87,530,141
COMMERCIAL SERVICES — 3.12%
Abertis Infraestructuras SA	453,544	6,627,293

		6,627,293
ELECTRIC — 7.06%
Iberdrola SA	2,013,606	10,004,181
Red Electrica Corporacion SA	107,114	4,963,703

		14,967,884
ENGINEERING & CONSTRUCTION — 5.74%
Acciona SA	32,536	2,109,468
Actividades de Construcciones y Servicios SAb	148,176	3,167,315
Ferrovial SA	465,402	6,897,414

		12,174,197
FOOD — 1.94%
Distribuidora Internacional de Alimentacion SA	664,146	4,121,997

		4,121,997
GAS — 4.87%
Enagas SA	240,884	4,929,676
Gas Natural SDG SA	348,292	5,406,418

		10,336,094
INSURANCE — 1.71%
Mapfre SA	1,288,014	3,621,763

		3,621,763
MACHINERY — 1.44%
Zardoya Otis SA	222,460	3,046,660

		3,046,660

Security	Shares	Value

OIL & GAS — 4.76%
Repsol SA	476,280	$10,103,225

		10,103,225
PHARMACEUTICALS — 2.05%
Grifols SAa,b	135,730	4,341,766

		4,341,766
RETAIL — 4.85%
Industria de Diseno Textil SA	74,970	10,277,129

		10,277,129
SOFTWARE — 3.27%
Amadeus IT Holding SA Class A	296,940	6,932,292

		6,932,292
TELECOMMUNICATIONS — 14.73%
Telefonica SA	2,380,224	31,235,804

		31,235,804

TOTAL COMMON STOCKS
(Cost: $272,520,673)		208,057,790

RIGHTS — 0.63%

BANKS — 0.63%
Banco Popular Espanol SAa,b	1,695,470	1,345,128

		1,345,128

TOTAL RIGHTS
(Cost: $4,858,386)		1,345,128

SHORT-TERM INVESTMENTS — 5.49%

MONEY MARKET FUNDS — 5.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	10,788,392	10,788,392
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	764,798	764,798

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

November 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	78,338	$78,338

		11,631,528

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,631,528)		11,631,528

TOTAL INVESTMENTS IN SECURITIES —104.22%
(Cost: $289,010,587)		221,034,446
Other Assets, Less Liabilities — (4.22)%		(8,942,075)

NET ASSETS — 100.00%		$212,092,371

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

139

Schedule of Investments  (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.92%

AGRICULTURE — 2.19%
Swedish Match AB	218,940	$7,700,564

		7,700,564
AUTO MANUFACTURERS — 7.98%
Scania AB Class B	339,972	7,050,946
Volvo AB Class B	1,482,724	20,987,090

		28,038,036
BANKS — 20.53%
Nordea Bank AB	2,797,512	25,585,847
Skandinaviska Enskilda Banken AB Class A	1,498,960	12,054,802
Svenska Handelsbanken AB Class A	526,932	18,715,277
Swedbank AB Class A	852,308	15,731,097

		72,087,023
COMMERCIAL SERVICES — 0.74%
Securitas AB Class B	332,756	2,601,101

		2,601,101
ENGINEERING & CONSTRUCTION — 1.83%
Skanska AB Class B	403,768	6,409,401

		6,409,401
FOREST PRODUCTS & PAPER — 3.54%
Svenska Cellulosa AB Class B	615,328	12,447,577

		12,447,577
HAND & MACHINE TOOLS — 4.54%
Sandvik AB	1,066,492	15,928,429

		15,928,429
HEALTH CARE — PRODUCTS — 3.56%
Elekta AB Class B	391,796	5,657,438
Getinge AB Class B	212,708	6,852,068

		12,509,506
HOLDING COMPANIES — DIVERSIFIED — 5.51%
Industrivarden AB Class C	125,132	1,854,796
Investment AB Kinnevik Class B	218,612	4,254,902
Investor AB Class B	484,128	11,204,007
Ratos AB Class B	203,524	2,024,940

		19,338,645
HOME FURNISHINGS — 1.90%
Electrolux AB Class B	255,676	6,684,967

		6,684,967

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 0.73%
Husqvarna AB Class B	429,024	$2,575,935

		2,575,935
MACHINERY — 9.72%
Atlas Copco AB Class A	714,712	18,397,230
Atlas Copco AB Class B	413,608	9,534,718
Hexagon AB Class B	251,576	6,218,843

		34,150,791
MANUFACTURING — 1.99%
Alfa Laval AB	356,536	7,003,606

		7,003,606
METAL FABRICATE & HARDWARE — 6.51%
Assa Abloy AB Class B	355,060	12,834,779
SKF AB Class B	416,724	10,013,342

		22,848,121
MINING — 1.46%
Boliden AB	290,608	5,136,823

		5,136,823
OIL & GAS — 1.59%
Lundin Petroleum ABa,b	236,488	5,583,059

		5,583,059
RETAIL — 9.32%
Hennes & Mauritz AB Class B	1,009,092	32,718,543

		32,718,543
TELECOMMUNICATIONS — 16.28%
Millicom International Cellular SA SDR	67,076	5,751,933
Tele2 AB Class B	337,676	5,897,806
Telefonaktiebolaget LM Ericsson Class B	3,234,244	30,114,456
TeliaSonera AB	2,301,084	15,419,581

		57,183,776

TOTAL COMMON STOCKS
(Cost: $384,898,264)		350,945,903

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	111,384	111,384
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	7,896	7,896

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

November 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	10,967	$10,967

		130,247

TOTAL SHORT-TERM INVESTMENTS
(Cost: $130,247)		130,247

TOTAL INVESTMENTS IN SECURITIES — 99.96%
(Cost: $385,028,511)		351,076,150
Other Assets, Less Liabilities — 0.04%		149,490

NET ASSETS — 100.00%		$351,225,640

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

141

Schedule of Investments  (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.13%

BANKS — 8.31%
Banque Cantonale Vaudoise Registered	4,664	$2,560,065
Credit Suisse Group AG Registered	921,988	21,835,510
UBS AG Registered[a]	2,122,120	33,215,393

		57,610,968
BUILDING MATERIALS — 3.04%
Geberit AG Registered[a]	31,588	6,676,307
Holcim Ltd. Registered[a]	169,812	11,639,747
Sika AG Bearer	1,272	2,794,171

		21,110,225
CHEMICALS — 5.89%
EMS-Chemie Holding AG Registered	5,936	1,400,061
Givaudan SA Registered[a]	8,056	8,091,654
Lonza Group AG Registered[a]	47,912	2,309,230
Syngenta AG Registered	72,504	29,075,168

		40,876,113
COMMERCIAL SERVICES — 2.33%
Adecco SA Registered[a]	96,248	4,757,336
SGS SA Registered	5,088	11,418,342

		16,175,678
DIVERSIFIED FINANCIAL SERVICES — 1.38%
Julius Baer Group Ltd.[a]	170,526	5,842,504
Partners Group Holding AG	16,960	3,698,100

		9,540,604
ENGINEERING & CONSTRUCTION — 4.36%
ABB Ltd. Registered[a]	1,551,416	30,244,574

		30,244,574
FOOD — 23.72%
Aryzta AGa	105,152	5,317,758
Barry Callebaut AG Registered[a]	3,392	3,441,796
Lindt & Spruengli AG Participation Certificates[a]	848	2,727,806
Lindt & Spruengli AG Registered[a]	212	8,012,932
Nestle SA Registered	2,213,916	144,941,716

		164,442,008
HAND & MACHINE TOOLS — 1.35%
Schindler Holding AG Participation Certificates	42,188	5,920,164
Schindler Holding AG Registered	24,804	3,469,990

		9,390,154

Security	Shares	Value

HEALTH CARE — PRODUCTS — 0.68%
Sonova Holding AG Registered[a]	43,036	$4,701,256

		4,701,256
HOLDING COMPANIES — DIVERSIFIED — 0.40%
Pargesa Holding SA Bearer	41,128	2,763,620

		2,763,620
INSURANCE — 8.01%
Baloise Holding AG Registered	46,004	3,860,979
Swiss Life Holding AG Registered[a]	21,624	2,894,404
Swiss Re AGa	270,512	19,491,231
Zurich Insurance Group AGa	114,692	29,279,639

		55,526,253
MANUFACTURING — 0.35%
Sulzer AG Registered	15,900	2,462,921

		2,462,921
OIL & GAS — 1.63%
Transocean Ltd.	246,556	11,295,160

		11,295,160
PHARMACEUTICALS — 27.91%
Actelion Ltd. Registered[a]	93,068	4,611,206
Novartis AG Registered	1,528,944	94,651,272
Roche Holding AG Genusschein	478,696	94,251,026

		193,513,504
REAL ESTATE — 0.89%
Swiss Prime Site AG Registered[a]	76,532	6,154,613

		6,154,613
RETAIL — 6.22%
Compagnie Financiere Richemont SA Class A Bearer	381,600	29,431,477
Swatch Group AG (The) Bearer	22,472	10,857,586
Swatch Group AG (The) Registered	33,920	2,813,851

		43,102,914
TELECOMMUNICATIONS — 1.92%
Swisscom AG Registered	31,588	13,304,876

		13,304,876
TRANSPORTATION — 0.74%
Kuehne & Nagel International AG Registered	42,824	5,158,850

		5,158,850

TOTAL COMMON STOCKS
(Cost: $628,813,904)		687,374,291

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

November 30, 2012

Security	Shares	Value

RIGHTS — 0.01%

REAL ESTATE — 0.01%
Swiss Prime Site AGa	76,532	$82,612

		82,612

TOTAL RIGHTS
(Cost: $0)		82,612

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,c]	116,332	116,332

		116,332

TOTAL SHORT-TERM INVESTMENTS
(Cost: $116,332)		116,332

TOTAL INVESTMENTS IN SECURITIES — 99.16%		687,573,235
(Cost: $628,930,236)
Other Assets, Less Liabilities — 0.84%		5,820,898

NET ASSETS — 100.00%		$693,394,133

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

143

Schedule of Investments  (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.77%

AIRLINES — 0.49%
China Airlines Ltd.[a]	16,787,761	$6,760,405
EVA Airways Corp.[a]	10,571,212	6,130,823

		12,891,228
APPAREL — 1.41%
Far Eastern New Century Corp.	19,220,031	22,855,788
Pou Chen Corp.	13,454,103	13,892,170

		36,747,958
AUTO MANUFACTURERS — 0.54%
China Motor Co. Ltd.	3,844,000	3,532,553
Yulon Motor Co. Ltd.[b]	5,766,362	10,419,702

		13,952,255
AUTO PARTS & EQUIPMENT — 1.31%
Cheng Shin Rubber Industry Co. Ltd.	11,532,757	29,413,413
Nan Kang Rubber Tire Co. Ltd.[b]	3,844,405	4,703,951

		34,117,364
BANKS — 0.80%
Chang Hwa Commercial Bank Ltd.	27,869,155	15,107,703
Taiwan Business Bank Ltd.[a]	19,298,556	5,665,887

		20,773,590
BUILDING MATERIALS — 1.85%
Asia Cement Corp.	12,493,181	16,060,450
Taiwan Cement Corp.	20,181,504	26,430,310
Taiwan Glass Industry Corp.[b]	5,993,693	5,652,481

		48,143,241
CHEMICALS — 7.88%
China Petrochemical Development Corp.	10,144,540	5,953,205
Eternal Chemical Co. Ltd.	4,145,839	3,638,704
Formosa Chemicals & Fibre Corp.	20,181,204	47,789,180
Formosa Plastics Corp.	25,401,768	66,883,570
LCY Chemical Corp.[b]	3,022,048	3,754,937
Nan Ya Plastics Corp.	29,791,860	52,705,362
Oriental Union Chemical Corp.	3,844,000	4,782,839
Taiwan Fertilizer Co. Ltd.	4,805,000	12,502,857
TSRC Corp.[b]	3,371,720	7,287,947

		205,298,601
COMPUTERS — 7.99%
Acer Inc.[a,b]	15,376,841	13,390,035
Advantech Co. Ltd.	1,922,771	7,180,445
ASUSTeK Computer Inc.[b]	4,347,857	47,962,007
Chicony Electronics Co. Ltd.	2,973,135	6,968,765
Chimei Innolux Corp.[a,b]	34,764,869	15,555,287
Clevo Co.[b]	2,883,300	3,781,019

Security	Shares	Value

Compal Electronics Inc.[b]	26,908,554	$18,198,977
Foxconn Technology Co. Ltd.	4,805,442	16,787,787
Inventec Corp.	15,376,868	5,795,302
Lite-On Technology Corp.	12,551,639	17,150,825
Quanta Computer Inc.[b]	16,337,240	41,048,342
Wistron Corp.[b]	13,037,404	14,314,490

		208,133,281
DIVERSIFIED FINANCIAL SERVICES — 10.69%
Capital Securities Corp.	10,571,043	3,947,677
China Development Financial Holding Corp.[a]	78,802,508	19,230,047
Chinatrust Financial Holding Co. Ltd.[b]	70,373,672	40,813,533
E.Sun Financial Holding Co. Ltd.[b]	24,208,553	13,373,280
First Financial Holding Co. Ltd.	41,731,536	25,495,104
Fubon Financial Holding Co. Ltd.	36,518,515	41,478,316
Hua Nan Financial Holdings Co. Ltd.	33,635,410	19,043,935
Mega Financial Holding Co. Ltd.	50,933,972	39,882,559
SinoPac Financial Holdings Co. Ltd.	38,598,979	16,208,011
Taishin Financial Holdings Co. Ltd.	42,120,361	16,019,481
Taiwan Cooperative Financial Holding Co. Ltd.	30,418,599	16,751,483
Yuanta Financial Holding Co. Ltd.	51,894,453	26,256,228

		278,499,654
ELECTRICAL COMPONENTS & EQUIPMENT — 2.37%
Delta Electronics Inc.	11,532,180	41,279,917
Hermes Microvision Inc.	189,000	4,111,241
Pacific Electric Wire & Cable Co. Ltd.[a,c]	197	—
Simplo Technology Co. Ltd.[b]	1,922,835	9,728,669
Walsin Lihwa Corp.[a]	21,142,069	6,636,459

		61,756,286
ELECTRONICS — 13.25%
AU Optronics Corp.[a,b]	48,050,830	20,424,993
Cheng Uei Precision Industry Co. Ltd.[b]	2,883,761	6,798,982
E Ink Holdings Inc.[b]	4,805,000	3,539,168
Hon Hai Precision Industry Co. Ltd.	64,387,899	206,544,785
Kinsus Interconnect Technology Corp.[b]	1,922,043	6,119,260
Nan Ya Printed Circuit Board Corp.	446	530
Pegatron Corp.[a,b]	9,610,037	12,535,981
Phison Electronics Corp.[b]	961,698	6,785,575
Radiant Opto-Electronics Corp.[b]	2,629,450	11,901,035
Synnex Technology International Corp.[b]	7,688,538	14,660,460
TPK Holding Co. Ltd.	1,412,466	22,557,453
Tripod Technology Corp.[b]	2,883,061	5,963,790
Unimicron Technology Corp.[b]	7,688,794	8,362,563
Wintek Corp.[a,b]	10,571,926	4,766,718
WPG Holdings Co. Ltd.[b]	8,649,744	11,447,052
Ya Hsin Industrial Co. Ltd.[a,c]	6,845,461	2
Zhen Ding Technology Holding Ltd.[b]	1,025,450	2,805,923

		345,214,270
ENGINEERING & CONSTRUCTION — 0.28%
CTCI Corp.	3,844,000	7,329,717

		7,329,717
FOOD — 1.98%
Standard Foods Corp.	1,922,920	5,281,511

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

November 30, 2012

Security	Shares	Value

Uni-President Enterprises Co.	25,954,547	$46,363,357

		51,644,868
INSURANCE — 2.66%
Cathay Financial Holding Co. Ltd.	45,338,987	48,297,709
China Life Insurance Co. Ltd.[a]	11,853,921	10,281,504
Shin Kong Financial Holding Co. Ltd.[a,b]	38,440,411	10,650,696

		69,229,909
IRON & STEEL — 2.88%
China Steel Corp.[b]	73,129,701	66,952,917
Feng Hsin Iron & Steel Co. Ltd.	1,922,050	3,254,796
Tung Ho Steel Enterprise Corp.[b]	4,805,882	4,945,821

		75,153,534
LEISURE TIME — 0.59%
Giant Manufacturing Co. Ltd.	1,922,590	10,190,640
Merida Industry Co. Ltd.	1,272,000	5,187,995

		15,378,635
LODGING — 0.09%
Formosa International Hotels Corp.	196,020	2,327,628

		2,327,628
MACHINERY — 0.32%
Teco Electric and Machinery Co. Ltd.	11,532,092	8,394,842

		8,394,842
MANUFACTURING — 1.05%
Airtac International Group[b]	468,000	2,472,568
Hiwin Technologies Corp.[b]	1,045,854	7,667,340
Largan Precision Co. Ltd.[b]	626,794	17,129,292

		27,269,200
METAL FABRICATE & HARDWARE — 0.68%
Catcher Technology Co. Ltd.[b]	3,443,743	17,660,828

		17,660,828
OIL & GAS — 0.90%
Formosa Petrochemical Corp.	7,688,950	23,368,014

		23,368,014
PHARMACEUTICALS — 0.16%
ScinoPharm Taiwan Ltd.	1,922,000	4,134,543

		4,134,543
REAL ESTATE — 0.89%
Chailease Holding Co. Ltd.	4,335,000	8,818,011
Farglory Land Development Co. Ltd.[b]	1,922,000	3,598,706
Highwealth Construction Corp.	1,922,200	3,566,001
Ruentex Development Co. Ltd.[b]	3,844,665	7,317,752

		23,300,470

Security	Shares	Value

RETAIL — 1.67%
Far Eastern Department Stores Co. Ltd.[b]	5,973,090	$6,208,691
Hotai Motor Co. Ltd.[b]	1,489,000	11,018,620
President Chain Store Corp.	3,844,215	19,714,602
Ruentex Industries Ltd.[b]	2,883,550	6,540,440

		43,482,353
SEMICONDUCTORS — 29.14%
Advanced Semiconductor Engineering Inc.[b]	38,472,448	32,243,550
Epistar Corp.[b]	4,805,047	7,144,559
Everlight Electronics Co. Ltd.	784	899
Inotera Memories Inc.[a]	395,024	29,640
Macronix International Co. Ltd.[b]	23,064,448	6,469,858
MediaTek Inc.[b]	7,290,632	82,933,636
Motech Industries Inc.[a]	118	99
MStar Semiconductor Inc.[b]	1,325,634	11,361,013
Novatek Microelectronics Corp. Ltd.[b]	3,199,544	12,884,513
Powertech Technology Inc.[b]	4,805,036	7,119,736
Realtek Semiconductor Corp.[b]	2,910,746	5,870,782
Richtek Technology Corp.	961,416	5,559,231
Siliconware Precision Industries Co. Ltd.	19,220,214	20,805,250
Sino-American Silicon Products Inc.	408	438
Taiwan Semiconductor Manufacturing Co. Ltd.	157,173,882	533,938,947
Transcend Information Inc.[b]	961,905	2,598,938
United Microelectronics Corp.[b]	78,802,501	30,513,118

		759,474,207
TELECOMMUNICATIONS — 7.03%
Chunghwa Telecom Co. Ltd.	24,025,648	77,648,804
Far EasTone Telecommunications Co. Ltd.	10,031,259	25,135,116
HTC Corp.[b]	4,639,884	42,479,835
Taiwan Mobile Co. Ltd.	10,571,609	38,023,444

		183,287,199
TEXTILES — 0.17%
Formosa Taffeta Co. Ltd.	4,805,515	4,548,484

		4,548,484
TRANSPORTATION — 0.70%
Evergreen Marine Corp. Ltd.[a]	10,571,766	6,222,111
U-Ming Marine Transport Corp.	2,883,800	4,600,541
Wan Hai Lines Ltd.[a]	6,727,854	3,762,911
Yang Ming Marine Transport Corp.[a]	8,962,635	3,778,904

		18,364,467

TOTAL COMMON STOCKS
(Cost: $1,688,566,564)		2,599,876,626
SHORT-TERM INVESTMENTS — 7.90%

MONEY MARKET FUNDS — 7.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	187,579,567	187,579,567

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

November 30, 2012

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	13,297,662	$13,297,662
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	5,107,903	5,107,903

		205,985,132

TOTAL SHORT-TERM INVESTMENTS
(Cost: $205,985,132)		205,985,132

TOTAL INVESTMENTS IN SECURITIES — 107.67%		2,805,861,758
(Cost: $1,894,551,696)
Other Assets, Less Liabilities — (7.67)%		(199,961,910)

NET ASSETS — 100.00%		$2,605,899,848

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of November 30, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
96	MSCI Taiwan Index (Dec 2012)	Singapore	$2,635,200	$69,836

See accompanying notes to schedules of investments.

146

Schedule of Investments  (Unaudited)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 100.30%

AIRLINES — 0.44%
Thai Airways International PCL NVDR[a]	4,180,266	$2,982,985

		2,982,985
AUTO PARTS & EQUIPMENT — 0.13%
Somboon Advance Technology PCL NVDR	919,900	846,764

		846,764
BANKS — 33.13%
Bangkok Bank PCL Foreign	5,281,800	33,215,621
Bangkok Bank PCL NVDR	3,514,000	20,953,470
Bank of Ayudhya PCL NVDR	15,232,700	15,386,566
Kasikornbank PCL Foreign	7,370,900	44,912,294
Kasikornbank PCL NVDR	4,386,400	26,727,168
Kiatnakin Bank PCL NVDR	2,362,073	3,809,795
Krung Thai Bank PCL NVDR	22,297,300	13,368,208
LH Financial Group PCL NVDR	25,024,943	1,133,420
Siam Commercial Bank PCL NVDR	11,119,200	58,874,878
Thanachart Capital PCL NVDR	3,996,000	4,654,839

		223,036,259
BUILDING MATERIALS — 0.46%
Dynasty Ceramic PCL NVDR	1,014,800	1,479,710
TPI Polene PCL NVDR	3,289,300	1,607,673

		3,087,383
CHEMICALS — 6.24%
Indorama Ventures PCL NVDR	9,086,910	7,550,219
IRPC PCL NVDR	63,165,600	8,562,036
PTT Global Chemical PCL NVDR	10,502,607	22,244,036
Siam Gas and Petrochemicals PCL NVDR	1,861,400	806,667
Sri Trang Agro-Industry PCL NVDR	3,837,871	1,875,792
Vinythai PCL NVDR	1,745,365	989,552

		42,028,302
COAL — 1.30%
Banpu PCL NVDR	678,150	8,728,226

		8,728,226
COMMERCIAL SERVICES — 0.45%
Bangkok Aviation Fuel PCL NVDR	1,145,400	746,432
Bangkok Expressway PCL NVDR	2,544,900	2,321,838

		3,068,270
COMPUTERS — 0.19%
Cal-Comp Electronics (Thailand) PCL NVDR	13,530,900	1,278,580

		1,278,580

Security	Shares	Value

DISTRIBUTION & WHOLESALE — 0.15%
Energy Earth PCL NVDR[a]	3,978,800	$1,017,712

		1,017,712
DIVERSIFIED FINANCIAL SERVICES — 0.58%
Thitikorn PCL NVDR	838,600	475,453
TISCO Financial Group PCL NVDR	2,326,800	3,449,638

		3,925,091
ELECTRIC — 1.15%
Glow Energy PCL NVDR	3,276,300	7,739,712

		7,739,712
ELECTRONICS — 0.97%
Delta Electronics (Thailand) PCL NVDR	3,231,744	3,211,736
Hana Microelectronics PCL NVDR	3,716,600	2,627,899
SVI PCL NVDR[a]	5,288,000	696,107

		6,535,742
ENGINEERING & CONSTRUCTION — 2.04%
Airports of Thailand PCL NVDR	2,702,300	8,276,839
CH. Karnchang PCL NVDR	2,651,000	794,695
Italian-Thai Development PCL NVDR[a]	8,574,900	1,106,439
Sino-Thai Engineering & Construction PCL NVDR	3,757,300	2,938,260
Sriracha Construction PCL NVDR	452,400	597,009

		13,713,242
ENTERTAINMENT — 0.27%
Major Cineplex Group PCL NVDR	2,888,500	1,854,136

		1,854,136
FOOD — 3.73%
Charoen Pokphand Foods PCL NVDR	19,661,800	20,981,556
GFPT PCL NVDR	2,991,000	755,303
Khon Kaen Sugar Industry PCL NVDR	3,275,800	1,398,273
Thai Vegetable Oil PCL NVDR	2,608,653	1,963,502

		25,098,634
HEALTH CARE — SERVICES — 2.30%
Bangkok Chain Hospital PCL NVDR	6,658,100	2,017,606
Bangkok Dusit Medical Services PCL NVDR	1,978,800	7,221,427
Bumrungrad Hospital PCL NVDR	2,314,276	5,674,463
Vibhavadi Medical Center PCL NVDR	2,345,000	611,274

		15,524,770
HOLDING COMPANIES — DIVERSIFIED — 4.82%
Siam Cement PCL Foreign	1,803,013	23,852,176
Siam Cement PCL NVDR	669,600	8,618,182

		32,470,358
HOME BUILDERS — 0.50%
Asian Property Development PCL NVDR	5,606,360	1,616,692

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

Quality Houses PCL NVDR	23,348,041	$1,734,557

		3,351,249
HOUSEWARES — 0.12%
Srithai Superware PCL NVDR	736,300	779,725

		779,725
INSURANCE — 0.50%
Bangkok Life Assurance PCL NVDR	2,032,900	3,345,111

		3,345,111
IRON & STEEL — 0.27%
G J Steel PCL NVDR[a]	135,551,200	397,511
G Steel PCL NVDR[a]	66,991,000	698,505
Sahaviriya Steel Industries PCL NVDR[a]	41,003,640	748,193

		1,844,209
LODGING — 0.44%
Central Plaza Hotel PCL NVDR	3,547,600	2,947,664

		2,947,664
MEDIA — 1.98%
BEC World PCL NVDR	6,487,658	12,313,655
MCOT PCL NVDR	804,600	1,002,801

		13,316,456
METAL FABRICATE & HARDWARE — 0.21%
STP & I PCL NVDR	715,100	1,432,996

		1,432,996
OIL & GAS — 16.28%
Bangchak Petroleum PCL NVDR	2,225,300	2,066,505
Esso (Thailand) PCL NVDR	6,613,100	2,219,450
PTT Exploration & Production PCL NVDR	7,310,300	37,873,500
PTT PCL NVDR	5,405,200	56,359,205
Thai Oil PCL NVDR	5,148,600	11,072,258

		109,590,918
PACKAGING & CONTAINERS — 0.18%
Polyplex PCL NVDR	2,674,650	1,193,962

		1,193,962
REAL ESTATE — 4.63%
Amata Corp. PCL NVDR	3,269,000	1,672,314
Asset Corp. PCL NVDR	1,512,100	1,133,213
Bangkok Land PCL NVDR	44,537,000	1,828,499
Central Pattana PCL NVDR	4,124,100	10,884,721
Golden Land Property Development PCL NVDR[a]	2,608,500	667,212
Hemaraj Land and Development PCL NVDR	31,100,000	3,222,483
LPN Development PCL NVDR	3,481,247	2,087,160
Pruksa Real Estate PCL NVDR	4,219,980	2,942,573
Rojana Industrial Park PCL NVDR[a]	2,026,100	679,988
Sansiri PCL NVDR	17,929,928	2,079,848
Siam Future Development PCL NVDR	3,223,600	740,514

Security	Shares	Value

Supalai PCL NVDR	3,423,500	$2,052,538
Ticon Industrial Connection PCL NVDR	2,626,793	1,181,158

		31,172,221
RETAIL — 6.50%
CP All PCL NVDR	25,087,100	32,288,708
Siam Global House PCL NVDR	3,306,540	1,863,902
Siam Makro PCL NVDR	609,600	9,613,763

		43,766,373
TELECOMMUNICATIONS — 9.09%
Advanced Information Service PCL NVDR	7,494,900	53,726,882
Jasmine International PCL NVDR	22,442,300	3,729,414
Loxley PCL NVDR	3,579,800	594,884
Samart Corp. PCL NVDR	2,516,500	975,769
Thaicom PCL NVDR[a]	2,849,200	2,209,546

		61,236,495
TRANSPORTATION — 0.86%
BTS Group Holdings PCL NVDR	18,275,149	3,811,044
Precious Shipping PCL NVDR	1,958,800	848,877
Thoresen Thai Agencies PCL NVDR	2,207,130	1,129,096

		5,789,017
WATER — 0.39%
Thai Tap Water Supply PCL NVDR	9,887,966	2,609,727

		2,609,727

TOTAL COMMON STOCKS
(Cost: $612,866,160)		675,312,289

RIGHTS — 0.13%
IRON & STEEL — 0.01%
G J Steel PCL NVDR[a]	174,903,300	56,990

		56,990
OIL & GAS — 0.12%
PTT Exploration & Production PCL NVDR[a]	1,495,684	828,499

		828,499

TOTAL RIGHTS
(Cost: $177,022)		885,489
WARRANTS — 0.01%

REAL ESTATE — 0.01%
Bangkok Land PCL NVDR (Expires 9/22/15)[a]	6,189,157	76,633

		76,633

TOTAL WARRANTS
(Cost: $0)		76,633

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.13%
MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,c]	859,648	$859,648

		859,648

TOTAL SHORT-TERM INVESTMENTS
(Cost: $859,648)		859,648

TOTAL INVESTMENTS IN SECURITIES — 100.57%
(Cost: $613,902,830)		677,134,059
Other Assets, Less Liabilities — (0.57)%		(3,842,765)

NET ASSETS — 100.00%		$673,291,294

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

149

Schedule of Investments  (Unaudited)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 0.46%
Aselsan Elektronik Sanayi ve TAS[a]	784,427	$2,977,919

		2,977,919
AIRLINES — 1.69%
Turk Hava Yollari AOb	3,744,484	11,028,296

		11,028,296
AUTO MANUFACTURERS — 1.99%
Ford Otomotiv Sanayi AS	548,542	5,620,717
Otokar Otomotiv Ve Savunma Sanayi ASa	65,780	1,484,327
Tofas Turk Otomobil Fabrikasi AS	972,262	5,933,904

		13,038,948
AUTO PARTS & EQUIPMENT — 0.15%
Goodyear Lastikleri Turk AS	27,927	989,044

		989,044
BANKS — 42.65%
Akbank TAS	14,013,257	65,752,733
Albaraka Turk Katilim Bankasi ASa,b	2,469,087	2,253,485
Asya Katilim Bankasi ASa,b	3,875,669	4,253,373
Sekerbank TAS[a,b]	2,744,603	2,474,208
Turkiye Garanti Bankasi AS	17,982,218	85,382,686
Turkiye Halk Bankasi AS	4,866,573	47,141,137
Turkiye Is Bankasi AS Class C	12,264,813	39,556,159
Turkiye Vakiflar Bankasi TAO Class D	5,847,264	14,176,574
Yapi ve Kredi Bankasi ASb	6,775,707	17,869,246

		278,859,601
BEVERAGES — 5.08%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,613,794	23,493,739
Coca-Cola Icecek AS	496,211	9,724,452

		33,218,191
BUILDING MATERIALS — 1.63%
Adana Cimento Sanayii TAS Class A	447,720	892,457
Afyon Cimento Sanayi TAS[b]	11,732	471,330
Akcansa Cimento Sanayi ve TAS	375,004	1,818,379
Baticim Bati Anodolu Cimento Sanayii AS	322,681	1,149,109
Bursa Cimento Fabrikasi AS	451,625	1,201,164
Cimsa Cimento Sanayi ve TAS	370,418	1,738,068
Goltas Goller Bolgesi Cimento Sanayi ve TAS	28,111	873,575
Konya Cimento Sanayii ASa	7,621	1,412,442
Mardin Cimento Sanayii ve TAS	385,407	1,122,157

		10,678,681
CHEMICALS — 0.64%
Aksa Akrilik Kimya Sanayii ASa	652,210	1,749,257
Bagfas Bandirma Gubre Fabrikalari ASa	42,243	1,229,954

Security	Shares	Value

Gubre Fabrikalari TAS[b]	163,314	$1,225,349
Soda Sanayii ASa,b	1	1

		4,204,561
COMMERCIAL SERVICES — 0.58%
Ihlas Holding ASa,b	5,241,473	3,785,940

		3,785,940
DISTRIBUTION & WHOLESALE — 0.31%
Aygaz AS	1	4
Bizim Toptan Satis Magazalari ASa	141,063	2,053,606

		2,053,610
DIVERSIFIED FINANCIAL SERVICES — 0.93%
Is Finansal Fabrikasi ASb	1,258,141	697,422
Is Yatirim Menkul Degerler AS	689,900	656,698
Turkiye Sinai Kalkinma Bankasi AS	4,303,657	4,723,070

		6,077,190
ELECTRIC — 0.47%
Akenerji Elektrik Uretim ASa,b	881,507	1,056,259
Alarko Holding AS	524,493	1,215,824
Zorlu Enerji Elektrik Uretim ASa,b	1,366,144	810,836

		3,082,919
ENGINEERING & CONSTRUCTION — 2.13%
Enka Insaat ve Sanayi AS	2,842,270	7,575,355
TAV Havalimanlari Holding AS	1,277,066	6,349,756

		13,925,111
ENTERTAINMENT — 0.23%
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret ASa	29,200	717,758
Galatasaray Sportif Sinai ve Ticari Yatirimlar ASa,b	33,665	780,386

		1,498,144
FOOD — 6.54%
BIM Birlesik Magazalar AS	827,490	37,645,826
Pinar Sut Mamulleri Sanayii AS	139,462	1,155,708
Tat Konserve Sanayii ASb	530,247	638,333
Ulker Biskuvi Sanayi AS	667,171	3,309,799

		42,749,666
FOREST PRODUCTS & PAPER — 0.55%
Ipek Dogal Enerji Kaynaklari Ve Uretim ASa,b	811,640	2,699,483
Kartonsan Karton Sanayi ve TAS[a]	6,645	913,434

		3,612,917
HOLDING COMPANIES — DIVERSIFIED — 9.63%
Akfen Holding ASb	341,940	1,765,271
Dogan Sirketler Grubu Holding ASa,b	5,764,822	2,775,972
Eczacibasi Yatirim Holding Ortakligi AS	245,973	875,942
Haci Omer Sabanci Holding AS	6,112,232	31,554,511
KOC Holding AS	4,939,281	22,622,874

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

Yazicilar Holding AS	375,506	$3,385,115

		62,979,685
HOME FURNISHINGS — 1.94%
Arcelik AS	1,844,810	11,207,586
Vestel Beyaz Esya Sanayi ve TAS[b]	444,314	666,738
Vestel Elektronik Sanayi ve TAS[b]	785,534	787,316

		12,661,640
HOUSEWARES — 0.96%
Anadolu Cam Sanayii ASb	778,649	1,120,484
Turkiye Sise ve Cam Fabrikalari AS	3,517,186	5,179,428

		6,299,912
INSURANCE — 0.84%
Aksigorta ASa	967,360	1,083,300
Anadolu Anonim Turk Sigorta Sirketi[a,b]	1,585,084	789,902
Anadolu Hayat Emeklilik ASa	478,083	1,116,272
Yapi Kredi Sigorta AS	279,917	2,515,562

		5,505,036
IRON & STEEL — 2.14%
Eregli Demir ve Celik Fabrikalari TAS	7,234,764	9,114,600
Izmir Demir Celik Sanayi ASa,b	581,693	1,319,106
Kardemir Karabuk Demir Celik Sanayi ve TAS Class A	939,268	704,734
Kardemir Karabuk Demir Celik Sanayi ve TAS Class B	476,101	501,173
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da	3,536,758	2,356,584

		13,996,197
LODGING — 0.15%
Net Holding ASa,b	1,000,735	1,003,004

		1,003,004
MANUFACTURING — 0.30%
Trakya Cam Sanayii ASa,b	1,631,050	1,963,526

		1,963,526
MEDIA — 0.37%
Dogan Yayin Holding ASa,b	3,946,834	1,834,247
Hurriyet Gazetecilik ve Matbaacilik ASa,b	1,109,248	558,987

		2,393,234
METAL FABRICATE & HARDWARE — 0.15%
Borusan Mannesmann Boru Sanayi ve TAS[a]	66,469	967,661

		967,661
MINING — 1.99%
Koza Altin Isletmeleri AS	296,390	7,401,660
Koza Anadolu Metal Madencilik Isletmeleri ASb	1,364,028	4,200,652
Park Elektrik Uretim Madencilik Sanayi ve TAS[a]	407,928	1,379,593

		12,981,905

Security	Shares	Value

OIL & GAS — 3.99%
Turkiye Petrol Rafinerileri AS	975,382	$26,050,965

		26,050,965
PHARMACEUTICALS — 0.42%
EIS Eczacibasi Ilac Sanayi ve TAS	1,287,296	1,347,879
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,215,486	1,374,776

		2,722,655
REAL ESTATE — 1.17%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,880,646	7,651,843

		7,651,843
REAL ESTATE INVESTMENT TRUSTS — 1.01%
Akmerkez Gayrimenkul Yatirim Ortakligi AS	160,578	1,789,245
Is Gayrimenkul Yatirim Ortakligi ASa	2,115,314	1,693,720
Saf Gayrimenkul Yatirim Ortakligi ASa	2,098,983	1,128,264
Sinpas Gayrimenkul Yatirim Ortakligi ASa	1,196,325	850,714
Vakif Gayrimenkul Yatirim Ortakligi ASb	410,683	1,149,761

		6,611,704
RETAIL — 0.61%
Boyner Buyuk Magazacilik ASa,b	287,061	652,576
Dogus Otomotiv Servis ve TAS	603,745	2,467,784
Turcas Petrolculuk ASa	527,255	885,672

		4,006,032
TELECOMMUNICATIONS — 8.01%
Nortel Networks Netas Telekomunikasyon ASa	179,305	981,888
Turk Telekomunikasyon AS	4,092,490	15,307,166
Turkcell Iletisim Hizmetleri ASb	5,996,500	36,094,166

		52,383,220
TEXTILES — 0.09%
Polyester Sanayi ASa,b	853,370	582,945

		582,945
TRANSPORTATION — 0.08%
Celebi Hava Servisi ASb	47,753	530,752

		530,752

TOTAL COMMON STOCKS
(Cost: $645,307,330)		653,072,654

SHORT-TERM INVESTMENTS — 2.33%

MONEY MARKET FUNDS — 2.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	14,141,377	14,141,377

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

November 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	1,002,493	$1,002,493
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	99,253	99,253

		15,243,123

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,243,123)		15,243,123

TOTAL INVESTMENTS IN SECURITIES — 102.21%
(Cost: $660,550,453)		668,315,777
Other Assets, Less Liabilities — (2.21)%		(14,439,170)

NET ASSETS — 100.00%		$653,876,607

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

152

Schedule of Investments  (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.21%

ADVERTISING — 0.71%
WPP PLC	730,221	$10,017,664

		10,017,664
AEROSPACE & DEFENSE — 2.14%
BAE Systems PLC	1,881,893	9,871,413
Cobham PLC	622,352	2,114,513
Meggitt PLC	451,526	2,817,845
Rolls-Royce Holdings PLC[a]	1,086,309	15,503,354

		30,307,125
AGRICULTURE — 5.82%
British American Tobacco PLC	1,130,820	59,334,944
Imperial Tobacco Group PLC	577,039	23,092,028

		82,426,972
APPAREL — 0.37%
Burberry Group PLC	256,239	5,285,209

		5,285,209
AUTO PARTS & EQUIPMENT — 0.24%
GKN PLC	941,949	3,351,342

		3,351,342
BANKS — 13.55%
Barclays PLC	6,756,449	26,637,410
HSBC Holdings PLC	10,623,292	108,571,019
Lloyds Banking Group PLC[a]	24,526,363	18,275,858
Royal Bank of Scotland Group PLC[a]	1,225,857	5,799,553
Standard Chartered PLC	1,389,465	32,400,297

		191,684,137
BEVERAGES — 4.83%
Diageo PLC	1,452,823	43,237,740
SABMiller PLC	554,182	25,112,700

		68,350,440
CHEMICALS — 0.53%
Croda International PLC	78,596	2,999,150
Johnson Matthey PLC	118,696	4,563,570

		7,562,720
COMMERCIAL SERVICES — 2.60%
Aggreko PLC	155,187	5,551,213
Babcock International Group PLC	208,119	3,323,743
Bunzl PLC	191,678	3,161,011
Capita PLC	380,148	4,645,483
Experian PLC	585,861	9,736,698
G4S PLC	816,436	3,234,514

Security	Shares	Value

Intertek Group PLC	93,032	$4,607,117
Serco Group PLC	288,720	2,531,061

		36,790,840
DISTRIBUTION & WHOLESALE — 0.54%
Wolseley PLC[a]	166,014	7,707,820

		7,707,820
DIVERSIFIED FINANCIAL SERVICES — 1.33%
Aberdeen Asset Management PLC	499,245	2,704,387
Hargreaves Lansdown PLC	135,137	1,639,489
ICAP PLC	319,998	1,494,941
Investec PLC	315,186	1,928,091
London Stock Exchange Group PLC	101,854	1,595,634
Old Mutual PLC	2,831,862	7,774,417
Schroders PLC	65,363	1,671,873

		18,808,832
ELECTRIC — 0.88%
SSE PLC	548,167	12,518,899

		12,518,899
ENGINEERING & CONSTRUCTION — 0.12%
Balfour Beatty PLC	395,787	1,638,417

		1,638,417
FOOD — 5.01%
Associated British Foods PLC	206,114	4,882,253
J Sainsbury PLC	710,171	3,885,660
Tate & Lyle PLC	270,274	3,348,283
Tesco PLC	4,662,026	24,290,141
Unilever PLC	744,256	28,662,528
Wm Morrison Supermarkets PLC	1,352,573	5,826,777

		70,895,642
FOOD SERVICE — 0.89%
Compass Group PLC	1,089,918	12,594,110

		12,594,110
GAS — 2.79%
Centrica PLC	3,007,099	15,706,176
National Grid PLC	2,100,037	23,727,635

		39,433,811
HEALTH CARE-PRODUCTS — 0.39%
Smith & Nephew PLC	520,097	5,480,479
		5,480,479
HOUSEHOLD PRODUCTS & WARES — 1.68%
Reckitt Benckiser Group PLC	377,341	23,736,246

		23,736,246

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

November 30, 2012

Security	Shares	Value

INSURANCE — 3.90%
Admiral Group PLC	117,894	$2,114,269
Aviva PLC	1,697,834	9,537,216
Legal & General Group PLC	3,427,347	8,003,059
Prudential PLC	1,484,101	21,525,360
Resolution Ltd.	806,010	3,070,492
RSA Insurance Group PLC	2,055,526	3,870,786
Standard Life PLC	1,365,405	7,002,447

		55,123,629
IRON & STEEL — 0.05%
Evraz PLC	200,099	751,052

		751,052
LEISURE TIME — 0.38%
Carnival PLC	105,463	4,267,759
TUI Travel PLC	258,244	1,122,841

		5,390,600
LODGING — 0.58%
InterContinental Hotels Group PLC	157,192	4,202,085
Whitbread PLC	103,057	3,962,289

		8,164,374
MACHINERY — 0.27%
Weir Group PLC (The)	123,909	3,753,211

		3,753,211
MANUFACTURING — 0.84%
IMI PLC	186,866	3,156,525
Invensys PLC	473,581	2,394,595
Melrose Industries PLC	698,141	2,384,322
Smiths Group PLC	226,966	3,983,028

		11,918,470
MEDIA — 1.93%
British Sky Broadcasting Group PLC	635,184	7,726,445
ITV PLC	2,142,944	3,396,608
Pearson PLC	473,180	8,933,262
Reed Elsevier PLC	706,963	7,279,611

		27,335,926
MINING — 10.50%
Anglo American PLC	807,614	22,424,123
Antofagasta PLC	230,174	4,751,279
BHP Billiton PLC	1,226,258	38,558,420
Eurasian Natural Resources Corp.	150,375	651,177
Fresnillo PLC	103,859	3,309,016
Glencore International PLC	2,208,307	12,227,731
Kazakhmys PLC	123,508	1,412,302
Randgold Resources Ltd.	50,526	5,397,013
Rio Tinto PLC	778,742	38,608,426
Vedanta Resources PLC	62,155	1,066,851

Security	Shares	Value

Xstrata PLC	1,221,446	$20,241,057

		148,647,395
OIL & GAS — 17.44%
BG Group PLC	1,971,717	33,811,679
BP PLC	11,047,550	76,416,262
Royal Dutch Shell PLC Class A	2,153,370	72,110,650
Royal Dutch Shell PLC Class B	1,531,018	52,864,627
Tullow Oil PLC	526,112	11,610,490

		246,813,708
OIL & GAS SERVICES — 0.50%
AMEC PLC	186,064	3,113,159
Petrofac Ltd.	149,974	3,912,990

		7,026,149
PACKAGING & CONTAINERS — 0.25%
Rexam PLC	507,265	3,558,360

		3,558,360
PHARMACEUTICALS—7.48%
AstraZeneca PLC	726,612	34,545,008
GlaxoSmithKline PLC	2,893,616	61,886,775
Shire PLC	326,414	9,447,674

		105,879,457
REAL ESTATE INVESTMENT TRUSTS — 1.18%
British Land Co. PLC	490,022	4,319,333
Capital Shopping Centres Group PLC[b]	326,013	1,805,183
Hammerson PLC	412,228	3,113,015
Land Securities Group PLC	451,526	5,846,992
SEGRO PLC	427,065	1,617,320

		16,701,843
RETAIL — 1.24%
Kingfisher PLC	1,376,232	6,131,614
Marks & Spencer Group PLC	931,523	5,831,284
Next PLC	96,240	5,646,687

		17,609,585
SEMICONDUCTORS — 0.70%
ARM Holdings PLC	798,391	9,903,643

		9,903,643
SOFTWARE — 0.26%
Sage Group PLC (The)	736,236	3,676,655

		3,676,655
TELECOMMUNICATIONS — 6.60%
BT Group PLC	4,557,365	17,054,503
Inmarsat PLC	259,046	2,439,064
Vodafone Group PLC	28,598,117	73,859,460

		93,353,027

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

November 30, 2012

Security	Shares	Value

VENTURE CAPITAL — 0.13%
3i Group PLC	563,405	$1,910,622

		1,910,622
WATER — 0.56%
Severn Trent PLC	137,543	3,559,995
United Utilities Group PLC	394,183	4,305,287

		7,865,282

TOTAL COMMON STOCKS
(Cost: $1,452,563,644)		1,403,973,693

PREFERRED STOCKS — 0.01%

AEROSPACE & DEFENSE — 0.01%
Rolls-Royce Holdings PLC Class Ca	82,559,484	132,314

		132,314

TOTAL PREFERRED STOCKS
(Cost: $132,339)		132,314

RIGHTS — 0.01%

MINING — 0.01%
Lonmin PLC[a,b]	58,535	107,883

		107,883

TOTAL RIGHTS
(Cost: $337,536)		107,883

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	2,271,247	2,271,247
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	161,011	161,011

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%c,d	48,882	$48,882

		2,481,140

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,481,140)		2,481,140

TOTAL INVESTMENTS IN SECURITIES — 99.40%
(Cost: $1,455,514,659)		1,406,695,030
Other Assets, Less Liabilities — 0.60%		8,449,396

NET ASSETS — 100.00%		$1,415,144,426

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of November 30, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
109	FTSE 100 Index (Dec. 2012)	NYSE LIFFE - London	$10,260,342	$119,990

See accompanying notes to schedules of investments.

155

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.77%

ADVERTISING — 0.14%
Interpublic Group of Companies Inc. (The)	4,992	$54,013
Omnicom Group Inc.	2,978	148,126

		202,139
AEROSPACE & DEFENSE — 1.68%
Boeing Co. (The)	7,978	592,606
General Dynamics Corp.	3,361	223,507
L-3 Communications Holdings Inc.	1,077	82,767
Lockheed Martin Corp.	3,103	289,510
Northrop Grumman Corp.	2,632	175,554
Raytheon Co.	3,733	213,266
Rockwell Collins Inc.	1,536	87,828
TransDigm Group Inc.	549	74,675
United Technologies Corp.	9,715	778,269

		2,517,982
AGRICULTURE — 2.09%
Altria Group Inc.	22,757	769,414
Archer-Daniels-Midland Co.	7,408	197,794
Bunge Ltd.	1,634	119,543
Lorillard Inc.	1,460	176,894
Philip Morris International Inc.	18,882	1,697,114
Reynolds American Inc.	3,783	165,393

		3,126,152
AIRLINES — 0.04%
Delta Air Lines Inc.[a]	2,393	23,930
Southwest Airlines Co.	2,188	20,852
United Continental Holdings Inc.[a,b]	969	19,593

		64,375
APPAREL — 0.59%
Coach Inc.	3,178	183,816
Nike Inc. Class B	4,071	396,841
Ralph Lauren Corp.	683	107,292
Under Armour Inc. Class Aa	866	44,885
VF Corp.	979	157,139

		889,973
AUTO MANUFACTURERS — 0.57%
Ford Motor Co.	39,710	454,679
General Motors Co.[a]	8,741	226,217
PACCAR Inc.	3,740	164,336

		845,232
AUTO PARTS & EQUIPMENT — 0.38%
Autoliv Inc.[b]	1,077	65,008
BorgWarner Inc.[a]	1,292	85,659
Delphi Automotive PLC[a]	3,438	116,858
Goodyear Tire & Rubber Co. (The)[a,b]	2,718	34,247

Security	Shares	Value

Johnson Controls Inc.	7,622	$209,910
TRW Automotive Holdings Corp.[a,b]	1,157	58,590

		570,272
BANKS — 6.61%
Bank of America Corp.	120,661	1,189,717
Bank of New York Mellon Corp. (The)	13,248	317,157
BB&T Corp.	7,864	221,529
Capital One Financial Corp.	6,506	374,746
CIT Group Inc.[a]	2,131	78,953
Citigroup Inc.	32,808	1,134,173
Comerica Inc.	2,186	64,684
Fifth Third Bancorp	10,304	150,851
First Republic Bank	1,015	34,327
Goldman Sachs Group Inc. (The)	5,103	601,082
J.P. Morgan Chase & Co.	42,517	1,746,598
KeyCorp	10,558	85,309
M&T Bank Corp.	1,265	123,628
Morgan Stanley	16,522	278,726
Northern Trust Corp.	2,440	117,169
PNC Financial Services Group Inc. (The)[c]	5,923	332,517
Regions Financial Corp.	15,901	106,060
State Street Corp.	5,370	238,643
SunTrust Banks Inc.	6,035	163,850
U.S. Bancorp	21,214	684,364
Wells Fargo & Co.	56,206	1,855,360

		9,899,443
BEVERAGES — 2.42%
Beam Inc.	1,598	89,664
Brown-Forman Corp. Class B NVS	1,353	94,953
Coca-Cola Co. (The)	45,467	1,724,109
Coca-Cola Enterprises Inc.	3,304	103,019
Constellation Brands Inc. Class Aa	1,728	62,001
Dr Pepper Snapple Group Inc.	2,370	106,294
Green Mountain Coffee Roasters Inc.[a,b]	1,471	53,942
Molson Coors Brewing Co. Class B NVS	1,665	69,031
Monster Beverage Corp.[a]	1,687	87,808
PepsiCo Inc.	17,444	1,224,743

		3,615,564
BIOTECHNOLOGY — 1.86%
Alexion Pharmaceuticals Inc.[a]	2,157	207,115
Amgen Inc.	8,634	766,699
Biogen Idec Inc.[a]	2,516	375,110
Celgene Corp.[a]	4,834	379,904
Gilead Sciences Inc.[a]	8,458	634,350
Illumina Inc.[a]	1,356	72,831
Life Technologies Corp.[a]	1,982	97,812
Regeneron Pharmaceuticals Inc.[a]	840	148,302
Vertex Pharmaceuticals Inc.[a]	2,431	96,730

		2,778,853
BUILDING MATERIALS — 0.08%
Martin Marietta Materials Inc.	502	45,180
Masco Corp.	4,019	68,162

		113,342

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2012

Security	Shares	Value

CHEMICALS — 2.41%
Air Products and Chemicals Inc.	2,378	$197,231
Airgas Inc.	748	66,250
Albemarle Corp.	993	59,371
Celanese Corp. Series A	1,793	73,585
CF Industries Holdings Inc.	704	150,677
Dow Chemical Co. (The)	13,409	404,818
E.I. du Pont de Nemours and Co.	10,423	449,648
Eastman Chemical Co.	1,727	105,088
Ecolab Inc.	3,290	237,143
FMC Corp.	1,536	85,187
International Flavors & Fragrances Inc.	903	58,722
LyondellBasell Industries NV Class A	3,520	175,050
Monsanto Co.	5,975	547,250
Mosaic Co. (The)	3,454	186,723
PPG Industries Inc.	1,712	212,750
Praxair Inc.	3,334	357,438
Sherwin-Williams Co. (The)	976	148,860
Sigma-Aldrich Corp.	1,342	97,322

		3,613,113
COAL — 0.10%
CONSOL Energy Inc.	2,580	80,883
Peabody Energy Corp.	2,995	75,205
Walter Energy Inc.	6	181

		156,269
COMMERCIAL SERVICES — 1.31%
ADT Corp. (The)[a]	2,598	119,248
Alliance Data Systems Corp.[a,b]	563	80,222
Apollo Group Inc. Class Aa	11	211
Automatic Data Processing Inc.	5,429	308,150
Equifax Inc.	1,333	68,303
H&R Block Inc.	3,046	54,919
Hertz Global Holdings Inc.[a,b]	3,032	47,420
Iron Mountain Inc.	1,568	49,549
Manpower Inc.	906	34,827
MasterCard Inc. Class A	1,207	589,837
Moody’s Corp.	2,229	108,285
Paychex Inc.	3,699	120,365
Quanta Services Inc.[a]	2,298	59,426
Robert Half International Inc.	1,529	43,210
SAIC Inc.	2,974	34,290
SEI Investments Co.	1,579	34,754
Total System Services Inc.	1,773	38,917
Verisk Analytics Inc. Class Aa	1,572	78,349
Western Union Co.	6,854	86,429

		1,956,711
COMPUTERS — 7.28%
Accenture PLC Class A	7,113	483,115
Apple Inc.	10,498	6,144,269
Cognizant Technology Solutions Corp. Class Aa	3,347	225,019
Computer Sciences Corp.	1,739	66,186
Dell Inc.	16,649	160,496
EMC Corp.[a]	23,447	581,955
Hewlett-Packard Co.	22,145	287,664
IHS Inc. Class Aa	623	57,403
International Business Machines Corp.	12,160	2,311,251

Security	Shares	Value

NetApp Inc.[a]	4,084	$129,504
SanDisk Corp.[a]	2,680	104,788
Seagate Technology PLC	4,013	100,726
Synopsys Inc.[a]	1,641	53,825
Teradata Corp.[a]	1,865	110,930
Western Digital Corp.	2,498	83,533

		10,900,664
COSMETICS & PERSONAL CARE — 1.97%
Avon Products Inc.	4,925	68,704
Colgate-Palmolive Co.	5,312	576,352
Estee Lauder Companies Inc. (The) Class A	2,619	152,557
Procter & Gamble Co. (The)	30,875	2,156,001

		2,953,614
DISTRIBUTION & WHOLESALE — 0.36%
Arrow Electronics Inc.[a,b]	1,214	45,234
Fastenal Co.	3,144	131,450
Fossil Inc.[a]	569	49,184
Genuine Parts Co.	1,752	114,038
LKQ Corp.[a]	3,274	71,766
W.W. Grainger Inc.	658	127,665

		539,337
DIVERSIFIED FINANCIAL SERVICES — 2.38%
Affiliated Managers Group Inc.[a]	580	74,745
American Express Co.	11,430	638,937
Ameriprise Financial Inc.	2,363	143,363
BlackRock Inc.[c]	1,497	294,969
Charles Schwab Corp. (The)	12,049	157,842
CME Group Inc.	3,532	195,214
Discover Financial Services	5,772	240,173
Eaton Vance Corp. NVS	1,309	41,731
Franklin Resources Inc.	1,668	220,209
IntercontinentalExchange Inc.[a]	815	107,702
Invesco Ltd.	4,981	124,475
Legg Mason Inc.	1,368	34,925
NASDAQ OMX Group Inc. (The)	1,457	35,303
NYSE Euronext Inc.	2,803	65,450
SLM Corp.	5,268	87,185
T. Rowe Price Group Inc.	2,836	183,404
TD Ameritrade Holding Corp.	2,449	39,674
Visa Inc. Class A	5,901	883,439

		3,568,740
ELECTRIC — 3.03%
AES Corp. (The)	7,040	75,117
Alliant Energy Corp.	1,254	56,204
Ameren Corp.	2,722	81,578
American Electric Power Co. Inc.	5,424	231,334
Calpine Corp.[a]	3,406	58,788
CMS Energy Corp.	2,965	72,435
Consolidated Edison Inc.	3,276	182,768
Dominion Resources Inc.	6,415	327,871
DTE Energy Co.	1,919	116,253
Duke Energy Corp.	7,882	503,029
Edison International	3,457	157,224
Entergy Corp.	1,978	125,682
Exelon Corp.	9,580	289,508

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2012

Security	Shares	Value

FirstEnergy Corp.	4,701	$199,604
Integrys Energy Group Inc.	876	46,577
MDU Resources Group Inc.	2,001	41,461
NextEra Energy Inc.	4,493	308,714
Northeast Utilities	3,506	135,822
NRG Energy Inc.	2,576	54,354
OGE Energy Corp.	1,090	62,272
Pepco Holdings Inc.	2,585	51,028
PG&E Corp.	4,742	194,185
Pinnacle West Capital Corp.	1,235	63,553
PPL Corp.	6,507	190,980
Public Service Enterprise Group Inc.	5,683	171,001
SCANA Corp.	1,395	64,644
Southern Co. (The)	9,790	426,354
Wisconsin Energy Corp.	2,579	96,790
Xcel Energy Inc.	5,453	147,504

		4,532,634
ELECTRICAL COMPONENTS & EQUIPMENT — 0.38%
AMETEK Inc.	2,741	102,322
Emerson Electric Co.	8,149	409,324
Energizer Holdings Inc.	729	58,145

		569,791
ELECTRONICS — 1.14%
Agilent Technologies Inc.	3,923	150,212
Amphenol Corp. Class A	1,796	111,208
Avnet Inc.[a]	1,559	45,663
Flextronics International Ltd.[a,b]	7,682	44,479
FLIR Systems Inc.	1,744	35,578
Garmin Ltd.[b]	1,292	50,246
Honeywell International Inc.	8,311	509,714
Sensata Technologies Holding NVa	986	30,428
TE Connectivity Ltd.	4,801	168,947
Thermo Fisher Scientific Inc.	4,092	260,046
Trimble Navigation Ltd.[a]	1,393	77,506
Tyco International Ltd.	5,173	146,758
Waters Corp.[a]	972	82,183

		1,712,968
ENGINEERING & CONSTRUCTION — 0.14%
Fluor Corp.	1,855	98,463
Jacobs Engineering Group Inc.[a]	1,484	60,755
KBR Inc.	1,676	46,593
URS Corp.	8	302

		206,113
ENTERTAINMENT — 0.04%
Dolby Laboratories Inc. Class Aa	525	17,519
International Game Technology	3,004	41,666

		59,185
ENVIRONMENTAL CONTROL — 0.23%
Republic Services Inc.	3,521	100,243
Stericycle Inc.[a]	966	90,292
Waste Management Inc.	4,912	159,984

		350,519

Security	Shares	Value

FOOD — 1.83%
Campbell Soup Co.	2,096	$77,028
ConAgra Foods Inc.	4,554	135,982
General Mills Inc.	7,253	297,301
H.J. Heinz Co.	3,568	208,585
Hershey Co. (The)	1,761	129,028
Hormel Foods Corp.	1,594	49,430
J.M. Smucker Co. (The)	1,250	110,575
Kellogg Co.	2,821	156,453
Kraft Foods Group Inc.[a]	6,261	283,122
Kroger Co. (The)	5,802	152,245
McCormick & Co. Inc. NVS	1,346	86,898
Mondelez International Inc. Class A	18,882	488,855
Ralcorp Holdings Inc.[a]	628	55,980
Safeway Inc.	2,689	46,009
Sysco Corp.	6,611	209,238
Tyson Foods Inc. Class A	3,223	61,785
Whole Foods Market Inc.	1,962	183,172

		2,731,686
FOREST PRODUCTS & PAPER — 0.16%
International Paper Co.	4,662	173,147
MeadWestvaco Corp.	1,967	60,800

		233,947
GAS — 0.23%
CenterPoint Energy Inc.	4,607	90,896
NiSource Inc.	3,213	77,658
Sempra Energy	2,557	174,950

		343,504
HAND & MACHINE TOOLS — 0.09%
Stanley Black & Decker Inc.	1,791	128,791

		128,791
HEALTH CARE — PRODUCTS — 1.83%
Baxter International Inc.	6,127	406,036
Becton, Dickinson and Co.	2,237	171,511
Boston Scientific Corp.[a,b]	15,865	87,892
C.R. Bard Inc.	892	88,317
CareFusion Corp.[a]	2,491	69,549
Covidien PLC	5,391	313,271
Edwards Lifesciences Corp.[a,b]	1,293	112,194
Henry Schein Inc.[a]	1,000	80,770
Hologic Inc.[a]	2,912	55,561
Hospira Inc.[a,b]	1,869	55,696
Intuitive Surgical Inc.[a]	447	236,463
Medtronic Inc.	11,485	483,633
ResMed Inc.	1,577	64,799
St. Jude Medical Inc.	3,512	120,392
Stryker Corp.	3,413	184,848
Varian Medical Systems Inc.[a]	1,225	84,721
Zimmer Holdings Inc.	1,956	129,037

		2,744,690
HEALTH CARE — SERVICES — 1.15%
Aetna Inc.	3,748	161,876

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2012

Security	Shares	Value

Cigna Corp.	3,229	$168,780
Coventry Health Care Inc.	1,503	65,651
DaVita HealthCare Partners Inc.[a]	1,103	119,124
HCA Holdings Inc.	1,948	61,849
Humana Inc.	1,829	119,635
Laboratory Corp. of America Holdings[a,b]	1,086	91,865
Quest Diagnostics Inc.	1,798	103,888
UnitedHealth Group Inc.	11,569	629,238
WellPoint Inc.	3,645	203,755

		1,725,661
HOLDING COMPANIES — DIVERSIFIED — 0.03%
Leucadia National Corp.	2,329	51,587

		51,587
HOME BUILDERS — 0.17%
D.R. Horton Inc.	3,257	63,381
Lennar Corp. Class A	1,763	67,065
PulteGroup Inc.[a]	3,816	64,147
Toll Brothers Inc.[a,b]	1,691	53,841

		248,434
HOME FURNISHINGS — 0.06%
Whirlpool Corp.	864	87,990

		87,990
HOUSEHOLD PRODUCTS & WARES — 0.40%
Avery Dennison Corp.	1,114	37,263
Church & Dwight Co. Inc.	1,554	84,149
Clorox Co. (The)	1,375	104,981
Kimberly-Clark Corp.	4,419	378,797

		605,190
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.	3,233	70,512

		70,512
INSURANCE — 3.35%
ACE Ltd.	3,804	301,391
Aflac Inc.	5,268	279,151
Alleghany Corp.[a]	143	50,193
Allstate Corp. (The)	5,431	219,847
American International Group Inc.[a]	12,386	410,348
Aon PLC	3,453	196,130
Arch Capital Group Ltd.[a]	1,536	69,274
Assurant Inc.	905	30,960
Axis Capital Holdings Ltd.	1,312	47,193
Berkshire Hathaway Inc. Class Ba	10,338	910,571
Chubb Corp. (The)	2,980	229,430
Cincinnati Financial Corp.	1,747	70,788
Everest Re Group Ltd.	580	62,913
Fidelity National Financial Inc. Class A	2,234	54,085
Genworth Financial Inc. Class Aa	45	268
Hartford Financial Services Group Inc. (The)	4,592	97,259
Lincoln National Corp.	3,094	76,422
Loews Corp.	3,542	144,797
Marsh & McLennan Companies Inc.	6,088	214,419

Security	Shares	Value

MetLife Inc.	9,507	$315,537
PartnerRe Ltd.[b]	691	57,270
Principal Financial Group Inc.	3,275	88,916
Progressive Corp. (The)	6,496	138,040
Prudential Financial Inc.	5,190	270,503
RenaissanceRe Holdings Ltd.[b]	556	46,015
Torchmark Corp.	1,067	55,473
Travelers Companies Inc. (The)	4,318	305,801
Unum Group	3,201	65,268
W.R. Berkley Corp.	1,269	50,443
Willis Group Holdings PLC	1,950	68,406
XL Group PLC	3,448	83,890

		5,011,001
INTERNET — 3.65%
Amazon.com Inc.[a]	4,049	1,020,550
eBay Inc.[a]	12,981	685,656
Equinix Inc.[a,b]	538	99,939
Expedia Inc.	1,097	67,860
F5 Networks Inc.[a]	886	83,001
Facebook Inc. Class Aa	11,012	308,336
Google Inc. Class Aa	2,934	2,049,018
Liberty Interactive Corp. Series Aa	5,779	111,535
LinkedIn Corp. Class Aa	889	96,136
Netflix Inc.[a,b]	589	48,127
Priceline.com Inc.[a]	558	370,043
Rackspace Hosting Inc.[a]	1,200	82,944
Symantec Corp.[a]	7,871	147,660
VeriSign Inc.[a]	1,782	60,820
Yahoo! Inc.[a]	12,600	236,502

		5,468,127
IRON & STEEL — 0.17%
Allegheny Technologies Inc.	1,130	29,583
Cliffs Natural Resources Inc.	1,587	45,626
Nucor Corp.	3,543	145,901
United States Steel Corp.[b]	1,603	34,561

		255,671
LEISURE TIME — 0.29%
Carnival Corp.	5,007	193,571
Harley-Davidson Inc.	2,556	120,030
Polaris Industries Inc.	719	60,978
Royal Caribbean Cruises Ltd.	1,606	56,611

		431,190
LODGING — 0.44%
Las Vegas Sands Corp.	4,621	215,570
Marriott International Inc. Class A	2,896	105,096
MGM Resorts International[a]	4,078	41,392
Starwood Hotels & Resorts Worldwide Inc.	2,186	117,956
Wyndham Worldwide Corp.	1,589	78,004
Wynn Resorts Ltd.	906	101,834

		659,852
MACHINERY — 1.12%
AGCO Corp.[a]	1,104	50,950
Caterpillar Inc.	7,317	623,701

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2012

Security	Shares	Value

Cummins Inc.	2,016	$197,890
Deere & Co.	4,169	350,404
Flowserve Corp.	574	79,528
Joy Global Inc.	1,181	67,305
Rockwell Automation Inc.	1,574	124,724
Roper Industries Inc.	1,102	122,906
Xylem Inc.	2,066	53,902

		1,671,310
MANUFACTURING — 3.29%
3M Co.	7,355	668,937
Cooper Industries PLC	1,804	134,398
Danaher Corp.	6,608	356,634
Dover Corp.	2,055	130,677
Eaton Corp.[a]	3,785	197,426
General Electric Co.	118,260	2,498,834
Illinois Tool Works Inc.	4,728	291,103
Ingersoll-Rand PLC	3,446	168,096
Leggett & Platt Inc.	1,568	43,669
Pall Corp.	1,291	76,789
Parker Hannifin Corp.	1,661	136,451
Pentair Ltd. Registered	2,369	114,873
SPX Corp.	554	37,738
Textron Inc.	3,199	75,144

		4,930,769
MEDIA — 3.51%
Cablevision NY Group Class A	2,068	28,621
CBS Corp. Class B NVS	6,689	240,670
Charter Communications Inc. Class Aa,b	455	32,237
Comcast Corp. Class A	23,647	879,196
Comcast Corp. Class A Special NVS	6,462	232,891
DIRECTV[a]	7,038	349,789
Discovery Communications Inc. Series Aa	1,649	99,616
Discovery Communications Inc. Series C NVS[a]	1,065	59,938
DISH Network Corp. Class Aa	2,361	87,451
Liberty Global Inc. Series Aa	1,538	86,190
Liberty Global Inc. Series C NVS[a,b]	1,236	65,187
Liberty Media Corp. Series Aa	1,170	128,688
McGraw-Hill Companies Inc. (The)	2,845	151,098
News Corp. Class A NVS	17,546	432,333
News Corp. Class B	4,912	123,881
Nielsen Holdings NVa	1,428	40,441
Scripps Networks Interactive Inc. Class A	958	56,560
Sirius XM Radio Inc.[a]	42,795	118,970
Time Warner Cable Inc.	3,434	325,852
Time Warner Inc.	10,632	502,894
Viacom Inc. Class B NVS	5,194	268,062
Walt Disney Co. (The)	19,084	947,711
Washington Post Co. (The) Class B	1	367

		5,258,643
METAL FABRICATE & HARDWARE — 0.20%
Precision Castparts Corp.	1,622	297,459

		297,459
MINING — 0.57%
Alcoa Inc.	11,835	99,532
Freeport-McMoRan Copper & Gold Inc.	10,603	413,623

Security	Shares	Value

Newmont Mining Corp.	5,545	$261,114
Vulcan Materials Co.	1,453	76,777

		851,046
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.	2,312	25,871
Xerox Corp.	14,666	99,876

		125,747
OIL & GAS — 8.67%
Anadarko Petroleum Corp.	5,608	410,450
Apache Corp.	4,385	338,040
Cabot Oil & Gas Corp.	2,328	109,649
Chesapeake Energy Corp.	7,442	126,737
Chevron Corp.	21,976	2,322,643
Cimarex Energy Co.	973	58,497
Cobalt International Energy Inc.[a]	2,041	47,596
Concho Resources Inc.[a]	1,120	89,891
ConocoPhillips	12,930	736,234
Continental Resources Inc.[a]	504	34,625
Denbury Resources Inc.[a]	4,456	68,756
Devon Energy Corp.	4,297	222,026
Diamond Offshore Drilling Inc.	783	54,027
Energen Corp.	786	35,001
Ensco PLC Class A	2,609	151,922
EOG Resources Inc.	3,021	355,330
EQT Corp.	1,674	100,540
Exxon Mobil Corp.	51,701	4,556,926
Helmerich & Payne Inc.	1,193	62,275
Hess Corp.	3,462	171,750
HollyFrontier Corp.	2,162	98,004
Marathon Oil Corp.	7,864	242,604
Marathon Petroleum Corp.	3,773	224,644
Murphy Oil Corp.	2,065	117,168
Nabors Industries Ltd.[a]	3,234	47,540
Newfield Exploration Co.[a]	1,501	36,534
Noble Corp.	2,824	97,400
Noble Energy Inc.	1,992	194,718
Occidental Petroleum Corp.	9,088	683,509
Phillips 66	6,653	348,418
Pioneer Natural Resources Co.	1,306	139,742
Plains Exploration & Production Co.[a]	1,439	51,372
QEP Resources Inc.	2,002	56,296
Range Resources Corp.	1,803	115,428
Rowan Companies PLC[a]	1,381	43,819
Southwestern Energy Co.[a]	3,885	134,848
Ultra Petroleum Corp.[a,b]	1,703	34,145
Valero Energy Corp.	6,216	200,528
Whiting Petroleum Corp.[a,b]	1,351	56,661

		12,976,293
OIL & GAS SERVICES — 1.64%
Baker Hughes Inc.	4,902	211,521
Cameron International Corp.[a]	2,762	149,010
Core Laboratories NV	528	54,479
FMC Technologies Inc.[a,b]	2,651	108,320
Halliburton Co.	10,377	346,073
National Oilwell Varco Inc.	4,769	325,723
Oceaneering International Inc.	1,192	62,794
Schlumberger Ltd.	14,864	1,064,560

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2012

Security	Shares	Value

Superior Energy Services Inc.[a]	1,826	$37,086
Weatherford International Ltd.[a]	8,582	89,339

		2,448,905
PACKAGING & CONTAINERS — 0.17%
Ball Corp.	1,660	74,185
Crown Holdings Inc.[a]	1,665	62,188
Owens-Illinois Inc.[a]	1,750	35,053
Rock-Tenn Co. Class A	796	51,772
Sealed Air Corp.	2,043	34,363

		257,561
PHARMACEUTICALS — 6.85%
Abbott Laboratories	17,578	1,142,570
Allergan Inc.	3,441	319,153
AmerisourceBergen Corp.	2,833	119,609
Bristol-Myers Squibb Co.	18,795	613,281
Cardinal Health Inc.	3,824	154,681
DENTSPLY International Inc.	1,572	62,408
Eli Lilly and Co.	11,679	572,738
Express Scripts Holding Co.[a]	9,078	488,850
Forest Laboratories Inc.[a]	2,954	104,749
Herbalife Ltd.[b]	1,243	57,141
Johnson & Johnson	30,871	2,152,635
McKesson Corp.	2,640	249,401
Mead Johnson Nutrition Co. Class A	2,281	155,541
Merck & Co. Inc.	34,080	1,509,744
Mylan Inc.[a]	4,553	123,751
Omnicare Inc.	1,274	46,170
Patterson Companies Inc.	991	33,793
Perrigo Co.	993	102,775
Pfizer Inc.	83,659	2,093,148
Warner Chilcott PLC Class A	2,400	27,984
Watson Pharmaceuticals Inc.[a]	1,428	125,678

		10,255,800
PIPELINES — 0.58%
Kinder Morgan Inc.	7,206	243,635
Kinder Morgan Management LLC[a]	1,126	85,464
ONEOK Inc.	2,198	98,624
Spectra Energy Corp.	7,333	204,957
Williams Companies Inc. (The)	7,026	230,734

		863,414
REAL ESTATE — 0.04%
CBRE Group Inc. Class Aa	3,434	65,006

		65,006
REAL ESTATE INVESTMENT TRUSTS — 2.72%
American Capital Agency Corp.	3,842	121,215
American Tower Corp.	4,424	331,490
Annaly Capital Management Inc.	10,893	160,345
AvalonBay Communities Inc.	1,254	165,265
Boston Properties Inc.	1,683	172,726
Camden Property Trust	945	62,086
Digital Realty Trust Inc.	1,370	88,420
Duke Realty Corp.	3,081	41,594
Equity Residential	3,597	199,669

Security	Shares	Value

Federal Realty Investment Trust	719	$74,805
General Growth Properties Inc.	4,702	91,078
HCP Inc.	5,064	228,133
Health Care REIT Inc.[b]	2,857	168,249
Host Hotels & Resorts Inc.	8,115	119,209
Kimco Realty Corp.	4,531	87,267
Liberty Property Trust	1,303	45,383
Macerich Co. (The)	1,489	84,128
Plum Creek Timber Co. Inc.	1,827	78,287
Prologis Inc.	5,155	174,961
Public Storage	1,631	229,384
Rayonier Inc.	1,371	68,331
Realty Income Corp.[b]	1,510	61,427
Regency Centers Corp.	1,016	47,600
Simon Property Group Inc.	3,395	516,481
SL Green Realty Corp.	1,002	75,531
UDR Inc.	2,769	63,715
Ventas Inc.	3,304	210,300
Vornado Realty Trust	1,873	143,153
Weyerhaeuser Co.	6,068	167,234

		4,077,466
RETAIL — 6.57%
Abercrombie & Fitch Co. Class A	10	459
Advance Auto Parts Inc.	811	59,325
AutoZone Inc.[a,b]	377	144,681
Bed Bath & Beyond Inc.[a]	2,604	152,907
Best Buy Co. Inc.	3,179	41,677
CarMax Inc.[a]	2,594	94,058
Chipotle Mexican Grill Inc.[a,b]	355	93,642
Costco Wholesale Corp.	4,843	503,623
CVS Caremark Corp.	14,252	662,860
Darden Restaurants Inc.	1,441	76,200
Dick’s Sporting Goods Inc.	1,088	57,131
Dollar General Corp.[a]	2,930	146,500
Dollar Tree Inc.[a]	2,573	107,397
Family Dollar Stores Inc.	1,109	78,961
GameStop Corp. Class A	1,395	36,619
Gap Inc. (The)	3,534	121,782
Home Depot Inc. (The)	16,887	1,098,837
J.C. Penney Co. Inc.[b]	1,843	33,063
Kohl’s Corp.	2,495	111,402
Limited Brands Inc.	2,728	142,265
Lowe’s Companies Inc.	13,178	475,594
Lululemon Athletica Inc.[a,b]	1,147	82,332
Macy’s Inc.	4,513	174,653
McDonald’s Corp.	11,284	982,159
Nordstrom Inc.	1,810	97,903
O’Reilly Automotive Inc.[a]	1,333	125,409
PetSmart Inc.	1,213	85,711
PVH Corp.	794	90,984
Ross Stores Inc.	2,524	143,666
Sears Holdings Corp.[a,b]	405	17,014
Staples Inc.	7,644	89,435
Starbucks Corp.	8,508	441,310
Target Corp.	6,971	440,079
Tiffany & Co.	1,414	83,398
TJX Companies Inc. (The)	8,242	365,450
Tractor Supply Co.	795	71,248
Ulta Salon, Cosmetics & Fragrance Inc.	671	67,288
Urban Outfitters Inc.[a]	1,289	48,595
Wal-Mart Stores Inc.	20,845	1,501,257

161

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2012

Security	Shares	Value

Walgreen Co.	10,011	$339,473
Yum! Brands Inc.	5,108	342,645

		9,828,992
SAVINGS & LOANS — 0.10%
Hudson City Bancorp Inc.	5,291	42,646
New York Community Bancorp Inc.	4,899	63,736
People’s United Financial Inc.	3,912	47,687

		154,069
SEMICONDUCTORS — 2.77%
Altera Corp.	3,565	115,470
Analog Devices Inc.	3,358	136,335
Applied Materials Inc.	13,877	148,900
Avago Technologies Ltd.	2,587	90,804
Broadcom Corp. Class Aa	5,672	183,659
Cree Inc.[a,b]	1,239	40,032
Intel Corp.	56,015	1,096,214
KLA-Tencor Corp.	1,885	85,711
Lam Research Corp.[a,b]	2,049	71,961
Linear Technology Corp.	2,588	85,896
LSI Corp.[a]	6,336	42,705
Marvell Technology Group Ltd.	5,390	45,707
Maxim Integrated Products Inc.	3,261	95,189
Microchip Technology Inc.	2,179	66,285
Micron Technology Inc.[a]	11,479	68,644
NVIDIA Corp.	6,971	83,513
QUALCOMM Inc.	19,079	1,213,806
Texas Instruments Inc.	12,730	375,153
Xilinx Inc.	2,919	101,143

		4,147,127
SOFTWARE — 3.71%
Activision Blizzard Inc.	5,022	57,452
Adobe Systems Inc.[a,b]	5,495	190,182
Akamai Technologies Inc.[a]	1,985	72,691
ANSYS Inc.[a]	1,046	69,381
Autodesk Inc.[a]	2,538	84,084
BMC Software Inc.[a,b]	1,782	72,991
CA Inc.	3,699	81,970
Cerner Corp.[a]	1,626	125,560
Citrix Systems Inc.[a]	2,094	128,069
Dun & Bradstreet Corp. (The)	505	39,986
Electronic Arts Inc.[a,b]	3,474	51,450
Fidelity National Information Services Inc.	2,659	95,990
Fiserv Inc.[a]	1,529	117,718
Intuit Inc.	3,120	186,919
Microsoft Corp.	84,461	2,248,352
Nuance Communications Inc.[a,b]	2,757	61,316
Oracle Corp.	43,753	1,404,471
Red Hat Inc.[a]	2,156	106,506
Salesforce.com Inc.[a]	1,472	232,090
VeriFone Systems Inc.[a]	1,181	35,890
VMware Inc. Class Aa	934	84,947

		5,548,015
TELECOMMUNICATIONS — 4.23%
AT&T Inc.	64,622	2,205,549
CenturyLink Inc.	6,967	270,598

Security	Shares	Value

Cisco Systems Inc.	60,001	$1,134,619
Corning Inc.	16,691	204,131
Crown Castle International Corp.[a]	3,292	222,276
Frontier Communications Corp.[b]	11,301	54,358
Harris Corp.	1,252	59,007
Juniper Networks Inc.[a]	5,963	107,214
Level 3 Communications Inc.[a]	1,730	32,628
MetroPCS Communications Inc.[a]	3,445	36,689
Motorola Solutions Inc.	2,889	157,306
SBA Communications Corp. Class Aa	1,368	94,146
Sprint Nextel Corp.[a]	33,534	192,150
Verizon Communications Inc.	31,898	1,407,340
Virgin Media Inc.	2,864	100,727
Windstream Corp.[b]	6,522	54,654

		6,333,392
TEXTILES — 0.07%
Cintas Corp.	1,303	53,996
Mohawk Industries Inc.[a]	645	55,464

		109,460
TOYS, GAMES & HOBBIES — 0.13%
Hasbro Inc.	1,303	50,113
Mattel Inc.	3,849	144,376

		194,489
TRANSPORTATION — 1.57%
C.H. Robinson Worldwide Inc.	1,810	111,749
CSX Corp.	11,639	229,987
Expeditors International of Washington Inc.	2,370	88,685
FedEx Corp.	3,336	298,672
J.B. Hunt Transport Services Inc.	1,034	61,471
Kansas City Southern Industries Inc.	1,230	96,125
Norfolk Southern Corp.	3,581	216,221
Union Pacific Corp.	5,306	651,471
United Parcel Service Inc. Class B	8,136	594,823

		2,349,204
WATER — 0.05%
American Water Works Co. Inc.	1,939	74,012

		74,012

TOTAL COMMON STOCKS
(Cost: $135,425,260)		149,358,997

SHORT-TERM INVESTMENTS — 1.06%

MONEY MARKET FUNDS — 1.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	1,276,951	1,276,951
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	90,524	90,524

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	217,886	$217,886

		1,585,361

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,585,361)		1,585,361

TOTAL INVESTMENTS IN SECURITIES — 100.83%		150,944,358
(Cost: $137,010,621)
Other Assets, Less Liabilities—(0.83)%		(1,244,089)

NET ASSETS — 100.00%		$149,700,269

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

163

Schedule of Investments  (Unaudited)

iSHARES® MSCI WORLD INDEX FUND

November 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.33%

AUSTRALIA — 3.77%
AGL Energy Ltd.	245	$3,673
ALS Ltd.	170	1,685
Amcor Ltd.	536	4,418
AMP Ltd.	1,321	6,339
APA Group	477	2,787
Asciano Ltd.	497	2,255
ASX Ltd.	88	2,703
Australia and New Zealand Banking Group Ltd.	1,152	29,276
Bendigo and Adelaide Bank Ltd.	319	2,689
BHP Billiton Ltd.	1,412	50,659
Brambles Ltd.	710	5,363
CFS Retail Property Trust Group	1,066	2,157
Coca-Cola Amatil Ltd.	271	3,885
Cochlear Ltd.	27	2,124
Commonwealth Bank of Australia	706	43,964
Computershare Ltd.	233	2,115
Crown Ltd.	225	2,406
CSL Ltd.	228	12,297
Dexus Property Group	2,352	2,466
Echo Entertainment Group Ltd.	393	1,451
Fortescue Metals Group Ltd.	651	2,655
Goodman Group	732	3,528
GPT Group	731	2,662
Iluka Resources Ltd.	204	1,752
Incitec Pivot Ltd.	787	2,586
Insurance Australia Group Ltd.	946	4,569
James Hardie Industries SE	209	1,982
Lend Lease Group	291	2,611
Macquarie Group Ltd.	150	5,127
Metcash Ltd.	691	2,473
Mirvac Group	1,790	2,745
National Australia Bank Ltd.	967	24,514
Newcrest Mining Ltd.	343	9,178
Orica Ltd.	166	4,170
Origin Energy Ltd.	499	5,716
OZ Minerals Ltd.	300	2,300
QBE Insurance Group Ltd.	510	5,821
QR National Ltd.	795	2,994
Ramsay Health Care Ltd.	96	2,662
Rio Tinto Ltd.	170	10,419
Santos Ltd.	421	4,893
Shopping Centres Australasia Property Group[a]	106	161
Sonic Healthcare Ltd.	177	2,482
SP AusNet	234	259
Stockland Corp. Ltd.	1,073	3,795
Suncorp Group Ltd.	583	5,894
Tatts Group Ltd.	797	2,436
Telstra Corp. Ltd.	2,181	9,807
Toll Holdings Ltd.	601	2,915
Transurban Group	604	3,913
Wesfarmers Ltd.	439	16,281
Westfield Group	953	10,360
Westfield Retail Trust	1,327	4,139
Westpac Banking Corp.	1,317	35,036
Woodside Petroleum Ltd.	281	9,909
Woolworths Ltd.	531	16,220

Security	Shares	Value

WorleyParsons Ltd.	96	$2,460

		416,136
AUSTRIA — 0.12%
Andritz AG	39	2,485
Erste Group Bank AGa	111	3,265
IMMOFINANZ AGa	646	2,609
OMV AG	81	2,895
Telekom Austria AG	312	2,029

		13,283
BELGIUM — 0.50%
Ageas	110	2,940
Anheuser-Busch InBev NV	348	30,501
Belgacom SA	76	2,233
Colruyt SA	38	1,749
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	53	1,960
Groupe Bruxelles Lambert SA	42	3,268
KBC Groep NV	119	3,585
Solvay SA	27	3,659
UCB SA	50	2,838
Umicore SA	54	2,806

		55,539
CANADA — 4.90%
Agnico-Eagle Mines Ltd.	78	4,349
Agrium Inc.	69	7,046
Alimentation Couche-Tard Inc. Class B	53	2,618
ARC Resources Ltd.	129	3,231
Athabasca Oil Corp.[a]	100	1,120
Bank of Montreal	277	16,639
Bank of Nova Scotia	473	26,665
Barrick Gold Corp.	438	15,208
Baytex Energy Corp.	55	2,442
BCE Inc.	86	3,641
Bombardier Inc. Class B	624	2,205
Brookfield Asset Management Inc. Class A	247	8,599
Brookfield Office Properties Inc.	136	2,245
Cameco Corp.	178	3,247
Canadian Imperial Bank of Commerce	174	14,048
Canadian National Railway Co.	191	17,178
Canadian Natural Resources Ltd.	478	13,758
Canadian Oil Sands Ltd.	212	4,303
Canadian Pacific Railway Ltd.	75	6,999
Canadian Tire Corp. Ltd. Class A	39	2,587
Canadian Utilities Ltd. Class A	27	1,828
Catamaran Corp.[a]	84	4,123
Cenovus Energy Inc.	331	11,116
CGI Group Inc. Class Aa	102	2,341
CI Financial Corp.	83	2,005
Crescent Point Energy Corp.	129	5,066
Eldorado Gold Corp.	305	4,406
Enbridge Inc.	321	12,997
Encana Corp.	321	7,012
Finning International Inc.	82	1,879
First Quantum Minerals Ltd.	215	4,415
Fortis Inc.	90	3,024
Franco-Nevada Corp.	64	3,622
George Weston Ltd.	47	2,976
Gildan Activewear Inc.	55	1,926

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

November 30, 2012

Security	Shares	Value

Goldcorp Inc.	357	$13,912
Great-West Lifeco Inc.	129	3,054
Husky Energy Inc.	154	4,322
IAMGOLD Corp.	180	2,127
IGM Financial Inc.	55	2,248
Imperial Oil Ltd.	133	5,670
Intact Financial Corp.	56	3,614
Kinross Gold Corp.	508	5,145
Loblaw Companies Ltd.	59	1,988
Magna International Inc. Class A	99	4,619
Manulife Financial Corp.	778	10,010
MEG Energy Corp.[a]	100	3,604
Metro Inc. Class A	50	3,079
National Bank of Canada	72	5,623
New Gold Inc.[a]	210	2,230
Nexen Inc.	231	5,672
Onex Corp.	49	2,008
Open Text Corp.[a]	51	2,930
Osisko Mining Corp.[a]	291	2,373
Pacific Rubiales Energy Corp.	128	2,792
Pembina Pipeline Corp.	129	3,653
Pengrowth Energy Corp.	290	1,509
Penn West Petroleum Ltd.	214	2,391
Potash Corp. of Saskatchewan Inc.	373	14,430
Power Corp. of Canada	157	3,951
Power Financial Corp.	116	3,096
Progress Energy Resources Corp.	84	1,707
Research In Motion Ltd.[a]	220	2,567
RioCan Real Estate Investment Trust	67	1,819
Rogers Communications Inc. Class B	174	7,685
Royal Bank of Canada	619	36,703
Saputo Inc.	62	2,874
Shaw Communications Inc. Class B	180	3,968
Shoppers Drug Mart Corp.	97	4,083
Silver Wheaton Corp.	160	5,890
SNC-Lavalin Group Inc.	71	2,816
Sun Life Financial Inc.	256	7,007
Suncor Energy Inc.	687	22,449
Talisman Energy Inc.	453	5,099
Teck Resources Ltd. Class B	252	8,532
TELUS Corp. NVS	71	4,637
Thomson Reuters Corp.	173	4,763
Tim Hortons Inc.	74	3,442
Toronto-Dominion Bank (The)	389	32,495
Tourmaline Oil Corp.[a]	100	3,324
TransAlta Corp.	114	1,716
TransCanada Corp.	307	14,210
Turquoise Hill Resources Ltd.[a]	337	2,538
Valeant Pharmaceuticals International Inc.[a]	128	7,131
Vermilion Energy Inc.	44	2,239
Viterra Inc.	137	2,145
Yamana Gold Inc.	329	6,200

		540,953
DENMARK — 0.52%
A.P. Moeller-Maersk A/S Class B	1	7,141
Carlsberg A/S Class B	49	4,771
Coloplast A/S Class B	11	2,568
Danske Bank A/Sa	305	5,230
DSV A/S	105	2,478
Novo Nordisk A/S Class B	177	28,112
Novozymes A/S Class B	117	3,223

Security	Shares	Value

TDC A/S	337	$2,298
William Demant Holding A/Sa	19	1,544

		57,365
FINLAND — 0.32%
Elisa OYJ	125	2,655
Fortum OYJ	203	3,657
Kone OYJ Class B	70	5,244
Metso OYJ	65	2,444
Nokia OYJ(b)	1,722	5,711
Nokian Renkaat OYJ	52	2,171
Sampo OYJ Class A	187	5,971
Stora Enso OYJ Class R	283	1,853
UPM-Kymmene OYJ	246	2,767
Wartsila OYJ Abp	80	3,374

		35,847
FRANCE — 3.98%
Accor SA	75	2,491
ALSTOM	98	3,567
ArcelorMittal	355	5,395
Arkema SA	29	2,966
Atos SA	44	3,124
AXA SA	776	12,752
BNP Paribas SA	424	23,682
Bouygues SA	92	2,272
Bureau Veritas SA	26	2,885
Cap Gemini SA	72	3,048
Carrefour SA	267	6,593
Casino Guichard-Perrachon SA	27	2,451
Christian Dior SA	26	4,202
Compagnie de Saint-Gobain	181	7,222
Compagnie Generale de Geophysique-Veritas[a]	74	2,257
Compagnie Generale des Etablissements Michelin Class B	81	7,534
Credit Agricole SAa	499	3,783
Danone SA	252	15,986
Dassault Systemes SA	29	3,281
Edenred SA	81	2,468
Electricite de France SA	116	2,130
Essilor International SA	87	8,402
European Aeronautic Defence and Space Co. NV	179	6,027
Eutelsat Communications SA	92	2,846
France Telecom SA	826	8,744
GDF Suez	543	12,214
Gemalto NV	36	3,310
Groupe Eurotunnel SA Registered	283	2,134
Iliad SA	20	3,558
Klepierre	53	2,032
L’Air Liquide SA	135	16,489
L’Oreal SA	104	14,115
Lafarge SA	86	4,996
Lagardere SCA	63	1,896
Legrand SA	112	4,536
LVMH Moet Hennessy Louis Vuitton SA	111	19,475
Pernod Ricard SA	94	10,644
PPR SA	35	6,528
Publicis Groupe SA	72	4,073
Renault SA	87	4,351
Safran SA	102	4,178
Sanofi	520	46,436
Schneider Electric SA	229	16,095

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

November 30, 2012

Security	Shares	Value

SCOR SE	82	$2,166
SES SA Class A FDR	141	3,989
Societe BIC SA	15	1,875
Societe Generale[a]	311	11,247
Sodexo	48	3,876
STMicroelectronics NV	317	2,020
Suez Environnement SA	145	1,580
Technip SA	44	5,111
Thales SA	49	1,762
Total SA	919	45,987
Unibail-Rodamco SE	41	9,622
Vallourec SA	51	2,649
Veolia Environnement	163	1,772
Vinci SA	201	8,869
Vivendi SA	568	12,204
Zodiac Aerospace	16	1,788

		439,685
GERMANY — 3.41%
Adidas AG	94	8,267
Allianz SE Registered	198	25,739
BASF SE	398	35,665
Bayer AG Registered	360	32,564
Bayerische Motoren Werke AG	156	13,835
Beiersdorf AG	72	5,647
Brenntag AG	22	2,844
Commerzbank AGa	1,727	3,102
Continental AG	52	5,755
Daimler AG Registered	395	19,512
Deutsche Bank AG Registered	408	18,010
Deutsche Boerse AG	89	5,013
Deutsche Post AG Registered	375	7,784
Deutsche Telekom AG Registered	1,233	13,583
E.ON SE	787	14,177
Fresenius Medical Care AG & Co. KGaA	92	6,318
Fresenius SE & Co. KGaA	54	6,242
GEA Group AG	89	2,908
Hannover Rueckversicherung AG Registered	30	2,210
HeidelbergCement AG	65	3,532
Henkel AG & Co. KGaA	98	6,641
Infineon Technologies AG	500	3,834
K+S AG Registered	80	3,615
Kabel Deutschland Holding AG	43	3,110
Lanxess AG	38	3,308
Linde AG	84	14,525
MAN SE	20	2,102
Merck KGaA	29	3,879
METRO AG	66	1,848
Muenchener Rueckversicherungs-Gesellschaft AG Registered	78	13,315
QIAGEN NVa	120	2,219
RWE AG	230	9,592
SAP AG	421	32,875
Siemens AG Registered	358	36,923
ThyssenKrupp AG	188	3,807
Volkswagen AG	15	3,051

		377,351
GREECE — 0.05%
Coca-Cola Hellenic Bottling Co. SAa	160	3,721
OPAP SA	284	1,847

		5,568

Security	Shares	Value

HONG KONG — 1.39%
AIA Group Ltd.	4,400	$17,117
ASM Pacific Technology Ltd.	100	1,172
Bank of East Asia Ltd. (The)	800	3,086
BOC Hong Kong (Holdings) Ltd.	1,500	4,606
Cheung Kong (Holdings) Ltd.	1,000	15,264
CLP Holdings Ltd.	1,000	8,768
Galaxy Entertainment Group Ltd.[a]	1,000	3,813
Hang Lung Properties Ltd.	1,000	3,664
Hang Seng Bank Ltd.	400	6,111
Hong Kong and China Gas Co. Ltd. (The)	2,400	6,503
Hong Kong Exchanges and Clearing Ltd.	500	7,987
Hutchison Whampoa Ltd.	1,000	10,284
Kerry Properties Ltd.	500	2,552
Li & Fung Ltd.	2,000	3,293
Link REIT (The)	1,000	5,426
MTR Corp. Ltd.	1,000	3,994
New World Development Co. Ltd.	2,000	3,169
Power Assets Holdings Ltd.	500	4,400
Sands China Ltd.	1,200	5,117
Sino Land Co. Ltd.	2,000	3,613
SJM Holdings Ltd.	1,000	2,359
Sun Hung Kai Properties Ltd.	1,000	14,632
Swire Pacific Ltd. Class A	500	6,129
Wharf (Holdings) Ltd. (The)	1,000	7,697
Wynn Macau Ltd.[b]	800	2,286

		153,042
IRELAND — 0.10%
CRH PLC	300	5,482
Elan Corp. PLC[a]	207	2,078
Kerry Group PLC Class A	57	2,987

		10,547
ISRAEL — 0.23%
Bank Hapoalim BMa	784	3,234
Israel Chemicals Ltd.	357	4,403
Teva Pharmaceutical Industries Ltd.	449	18,261

		25,898
ITALY — 0.90%
Assicurazioni Generali SpA	538	9,026
Atlantia SpA	177	3,023
Banca Monte dei Paschi di Siena SpA[a]	4,155	1,097
Enel Green Power SpA	1,515	2,585
Enel SpA	2,979	11,290
Eni SpA	1,052	24,874
Fiat Industrial SpA	394	4,212
Fiat SpA[a]	425	1,968
Intesa Sanpaolo SpA	4,847	8,157
Luxottica Group SpA	61	2,503
Saipem SpA	121	5,387
Snam SpA	802	3,547
Telecom Italia SpA	4,528	4,125
Telecom Italia SpA RNC	2,528	2,017
Tenaris SA	220	4,364
Terna SpA	688	2,615

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

November 30, 2012

Security	Shares	Value

UniCredit SpA[a]	1,820	$8,474

		99,264
JAPAN — 8.20%
AEON Co. Ltd.	300	3,354
Aisin Seiki Co. Ltd.	100	2,954
All Nippon Airways Co. Ltd.[b]	1,000	2,146
Asahi Glass Co. Ltd.	1,000	7,615
Asahi Group Holdings Ltd.	200	4,494
Asahi Kasei Corp.	1,000	5,699
Astellas Pharma Inc.	200	10,113
Bank of Yokohama Ltd. (The)	1,000	4,741
Bridgestone Corp.	300	7,235
Brother Industries Ltd.	100	969
Canon Inc.	500	17,479
Central Japan Railway Co.	100	7,918
Chubu Electric Power Co. Inc.	300	4,052
Chugai Pharmaceutical Co. Ltd.	200	3,963
Chugoku Electric Power Co. Inc. (The)	200	2,883
Credit Saison Co. Ltd.	100	2,221
Dai-ichi Life Insurance Co. Ltd. (The)	4	4,530
Daiichi Sankyo Co. Ltd.	300	4,627
Daikin Industries Ltd.	100	3,143
Dainippon Sumitomo Pharma Co. Ltd.	100	1,176
Daiwa Securities Group Inc.	1,000	4,426
Dena Co. Ltd.	100	3,668
Denso Corp.	200	6,570
Dentsu Inc.	100	2,445
East Japan Railway Co.	200	13,120
Eisai Co. Ltd.	100	4,195
Electric Power Development Co. Ltd.	100	2,531
FANUC Corp.	100	16,855
FUJIFILM Holdings Corp.	200	3,664
Fujitsu Ltd.	1,000	3,783
Fukuoka Financial Group Inc.	1,000	3,941
Hakuhodo DY Holdings Inc.	30	1,917
Hankyu Hanshin Holdings Inc.	1,000	5,275
Hitachi Ltd.	2,000	11,544
Hokkaido Electric Power Co. Inc.	100	988
Hokuriku Electric Power Co.	200	2,214
Honda Motor Co. Ltd.	700	23,189
Hoya Corp.	200	3,839
IBIDEN Co. Ltd.	100	1,368
IHI Corp.	1,000	2,219
INPEX Corp.	1	5,359
Isetan Mitsukoshi Holdings Ltd.	200	1,780
Isuzu Motors Ltd.	1,000	5,857
ITOCHU Corp.	700	6,994
Japan Airlines Co. Ltd.[a]	100	4,596
Japan Prime Realty Investment Corp.	1	2,956
Japan Retail Fund Investment Corp.	2	3,638
Japan Tobacco Inc.	400	11,980
JFE Holdings Inc.	200	3,097
JSR Corp.	100	1,848
JTEKT Corp.	200	1,615
Jupiter Telecommunications Co. Ltd.	2	2,614
JX Holdings Inc.	1,100	5,869
Kajima Corp.	1,000	2,874
Kansai Electric Power Co. Inc. (The)	400	3,803
Kao Corp.	300	8,232
Kawasaki Heavy Industries Ltd.	1,000	2,316
KDDI Corp.	100	7,397

Security	Shares	Value

Kintetsu Corp.	1,000	$3,977
Kobe Steel Ltd.[a]	2,000	1,867
Komatsu Ltd.	400	8,958
Konami Corp.	100	2,412
Konica Minolta Holdings Inc.	500	3,565
Kubota Corp.	1,000	10,610
Kuraray Co. Ltd.	200	2,461
Kurita Water Industries Ltd.	100	2,177
Kyocera Corp.	100	9,203
Kyushu Electric Power Co. Inc.	200	1,872
LIXIL Group Corp.	100	2,117
Makita Corp.	100	4,214
Marubeni Corp.	1,000	6,584
Marui Group Co. Ltd.	200	1,351
Mazda Motor Corp.[a]	2,000	3,153
McDonald’s Holdings Co. (Japan) Ltd.	100	2,849
Medipal Holdings Corp.	100	1,182
Mitsubishi Chemical Holdings Corp.	500	2,183
Mitsubishi Corp.	600	11,357
Mitsubishi Electric Corp.	1,000	7,785
Mitsubishi Estate Co. Ltd.	1,000	19,268
Mitsubishi Heavy Industries Ltd.	1,000	4,644
Mitsubishi Materials Corp.	1,000	2,849
Mitsubishi Motors Corp.[a]	3,000	2,801
Mitsubishi Tanabe Pharma Corp.	100	1,357
Mitsubishi UFJ Financial Group Inc.	5,700	26,057
Mitsubishi UFJ Lease & Finance Co. Ltd.	50	2,177
Mitsui & Co. Ltd.	800	11,049
Mitsui Chemicals Inc.	1,000	2,255
Mitsui O.S.K. Lines Ltd.	1,000	2,510
Mizuho Financial Group Inc.	11,100	17,766
MS&AD Insurance Group Holdings Inc.	300	5,202
Murata Manufacturing Co. Ltd.	100	5,663
Nabtesco Corp.	100	1,983
Namco Bandai Holdings Inc.	100	1,403
NEC Corp.[a]	1,000	1,746
Nidec Corp.	100	6,063
Nikon Corp.	200	5,539
Nippon Express Co. Ltd.	1,000	3,589
Nippon Steel & Sumitomo Metal Corp.	4,470	10,244
Nippon Telegraph and Telephone Corp.	200	8,937
Nippon Yusen K.K.	1,000	2,122
Nissan Motor Co. Ltd.	1,100	10,657
Nissin Foods Holdings Co. Ltd.	100	3,941
Nitto Denko Corp.	100	5,208
NKSJ Holdings Inc.	200	3,790
NOK Corp.	100	1,529
Nomura Holdings Inc.	1,700	7,029
Nomura Real Estate Holdings Inc.	100	1,727
Nomura Research Institute Ltd.	100	1,929
NTT Data Corp.	1	2,896
NTT DOCOMO Inc.	7	10,092
Oji Holdings Corp.	1,000	3,153
Olympus Corp.[a]	100	1,667
Omron Corp.	100	2,215
ORIX Corp.	50	5,014
Osaka Gas Co. Ltd.	1,000	3,929
Otsuka Holdings Co. Ltd.	200	5,934
Panasonic Corp.	1,000	4,887
Rakuten Inc.	400	3,371
Resona Holdings Inc.	1,000	4,183
Rohm Co. Ltd.	100	2,848
Secom Co. Ltd.	100	5,117

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

November 30, 2012

Security	Shares	Value

Sega Sammy Holdings Inc.	100	$1,664
Seven & I Holdings Co. Ltd.	300	8,738
Seven Bank Ltd.	1,100	2,868
Sharp Corp.[b]	1,000	2,086
Shikoku Electric Power Co. Inc.	100	1,359
Shin-Etsu Chemical Co. Ltd.	200	11,762
Shionogi & Co. Ltd.	200	3,385
Shiseido Co. Ltd.	200	2,898
Showa Denko K.K.	1,000	1,443
SoftBank Corp.	400	14,987
Sojitz Corp.	1,100	1,387
Sony Corp.	500	4,856
Sony Financial Holdings Inc.	100	1,717
Stanley Electric Co. Ltd.	100	1,403
Sumitomo Chemical Co. Ltd.	1,000	2,850
Sumitomo Corp.	500	6,202
Sumitomo Electric Industries Ltd.	400	4,312
Sumitomo Mitsui Financial Group Inc.	600	19,309
Sumitomo Mitsui Trust Holdings Inc.	2,000	6,063
Sumitomo Rubber Industries Inc.	100	1,179
Suzuki Motor Corp.	200	4,744
T&D Holdings Inc.	300	3,223
Taiheiyo Cement Corp.	1,000	2,231
Taisei Corp.	1,000	2,716
Takeda Pharmaceutical Co. Ltd.	400	18,285
TDK Corp.	100	3,910
Teijin Ltd.	1,000	2,292
Terumo Corp.	100	4,232
THK Co. Ltd.	100	1,718
Tobu Railway Co. Ltd.	1,000	5,165
Toho Co. Ltd.	100	1,681
Tohoku Electric Power Co. Inc.[a]	200	1,812
Tokio Marine Holdings Inc.	300	7,690
Tokyo Electric Power Co. Inc.[a]	1,200	1,892
Tokyo Electron Ltd.	100	4,456
Tokyo Gas Co. Ltd.	1,000	4,911
Tokyu Corp.	1,000	5,129
Toray Industries Inc.	1,000	5,917
Toshiba Corp.	2,000	6,815
Toyo Seikan Kaisha Ltd.	100	1,193
Toyota Industries Corp.	100	2,991
Toyota Motor Corp.	1,200	51,437
Toyota Tsusho Corp.	100	2,301
Trend Micro Inc.	100	2,606
Ube Industries Ltd.	1,000	2,073
Unicharm Corp.	100	5,105
USS Co. Ltd.	20	2,129
West Japan Railway Co.	100	3,995
Yahoo! Japan Corp.	8	2,685
Yakult Honsha Co. Ltd.	100	4,383
Yamada Denki Co. Ltd.	70	2,474
Yamato Holdings Co. Ltd.	200	2,993
Yokogawa Electric Corp.	200	2,117

		905,874
NETHERLANDS — 1.04%
AEGON NV	766	4,407
Akzo Nobel NV	104	5,944
ASML Holding NV	139	8,660
Corio NV	51	2,285
D.E Master Blenders 1753 NVa	268	3,085
Fugro NV CVA	31	1,860

Security	Shares	Value

Heineken Holding NV	50	$2,707
Heineken NV	101	6,661
ING Groep NV CVA[a]	1,610	14,469
Koninklijke Ahold NV	458	5,811
Koninklijke DSM NV	66	3,801
Koninklijke KPN NV	445	2,518
Koninklijke Philips Electronics NV	441	11,391
Randstad Holding NV	59	1,919
Reed Elsevier NV	323	4,665
Royal Vopak NV	31	2,291
TNT Express NV	145	1,414
Unilever NV CVA	738	28,003
Wolters Kluwer NV	160	3,076

		114,967
NEW ZEALAND — 0.05%
Fletcher Building Ltd.	528	3,432
Telecom Corp. of New Zealand Ltd.	886	1,679

		5,111
NORWAY — 0.39%
DNB ASA	464	5,780
Norsk Hydro ASA	557	2,671
Orkla ASA	390	3,175
Seadrill Ltd.	154	5,928
Statoil ASA	484	11,836
Subsea 7 SA	132	3,018
Telenor ASA	328	6,660
Yara International ASA	84	4,214

		43,282
PORTUGAL — 0.08%
Energias de Portugal SA	944	2,389
Galp Energia SGPS SA Class B	121	1,856
Jeronimo Martins SGPS SA	107	1,996
Portugal Telecom SGPS SA Registered	509	2,365

		8,606
SINGAPORE — 0.72%
Ascendas REIT	2,000	3,933
CapitaLand Ltd.	1,000	2,892
CapitaMall Trust Management Ltd.	2,000	3,392
ComfortDelGro Corp. Ltd.	1,000	1,409
DBS Group Holdings Ltd.	1,000	11,840
Genting Singapore PLC	3,000	3,146
Global Logistic Properties Ltd.	1,000	2,302
Golden Agri-Resources Ltd.	4,000	2,163
Hutchison Port Holdings Trust	4,000	3,100
Keppel Corp. Ltd.	1,000	8,776
Noble Group Ltd.	2,000	1,778
Olam International Ltd.[b]	1,000	1,291
Oversea-Chinese Banking Corp. Ltd.	1,000	7,710
SembCorp Industries Ltd.	1,000	4,244
Singapore Exchange Ltd.	1,000	5,646
Singapore Technologies Engineering Ltd.	1,000	3,007
Singapore Telecommunications Ltd.	4,000	10,849
Wilmar International Ltd.[b]	1,000	2,614

		80,092

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

November 30, 2012

Security	Shares	Value

SPAIN — 1.23%
Abertis Infraestructuras SA	199	$2,908
Acciona SA	20	1,297
Actividades de Construcciones y Servicios SA	8	171
Amadeus IT Holding SA Class A	145	3,385
Banco Bilbao Vizcaya Argentaria SA	2,149	18,235
Banco de Sabadell SAa	1,111	3,101
Banco Santander SA	4,371	33,621
CaixaBank	673	2,573
Distribuidora Internacional de Alimentacion SA	504	3,128
Enagas SA	144	2,947
Ferrovial SA	204	3,023
Gas Natural SDG SA	191	2,965
Grifols SA(a)	70	2,239
Iberdrola SA	1,309	6,504
Industria de Diseno Textil SA	97	13,297
International Consolidated Airlines Group SAa	908	2,442
Red Electrica Corporacion SA	54	2,502
Repsol SA	368	7,806
Telefonica SA	1,816	23,831
Zardoya Otis SA	6	82

		136,057
SWEDEN — 1.30%
Alfa Laval AB	161	3,163
Assa Abloy AB Class B	149	5,386
Atlas Copco AB Class A	299	7,696
Atlas Copco AB Class B	163	3,758
Boliden AB	155	2,740
Electrolux AB Class B	112	2,928
Elekta AB Class B	164	2,368
Getinge AB Class B	94	3,028
Hennes & Mauritz AB Class B	416	13,488
Hexagon AB Class B	113	2,793
Investment AB Kinnevik Class B	105	2,044
Investor AB Class B	207	4,791
Lundin Petroleum ABa	98	2,314
Millicom International Cellular SA SDR	30	2,573
Nordea Bank AB	1,163	10,637
Sandvik AB	450	6,721
Scania AB Class B	146	3,028
Skandinaviska Enskilda Banken AB Class A	653	5,251
Skanska AB Class B	184	2,921
SKF AB Class B	180	4,325
Svenska Cellulosa AB Class B	252	5,098
Svenska Handelsbanken AB Class A	215	7,636
Swedbank AB Class A	363	6,700
Swedish Match AB	95	3,341
Tele2 AB Class B	151	2,637
Telefonaktiebolaget LM Ericsson Class B	1,330	12,384
TeliaSonera AB	965	6,466
Volvo AB Class B	555	7,856

		144,071
SWITZERLAND — 3.77%
ABB Ltd. Registered[a]	973	18,968
Actelion Ltd. Registered[a]	54	2,675
Adecco SA Registered[a]	66	3,262
Aryzta AGa	64	3,237
Baloise Holding AG Registered	35	2,937

Security	Shares	Value

Compagnie Financiere Richemont SA Class A Bearer	231	$17,816
Credit Suisse Group AG Registered	522	12,363
Geberit AG Registered[a]	19	4,016
Givaudan SA Registered[a]	4	4,018
Holcim Ltd. Registered[a]	105	7,197
Julius Baer Group Ltd.[a]	110	3,769
Kuehne & Nagel International AG Registered	28	3,373
Lindt & Spruengli AG Participation Certificates[a]	1	3,217
Nestle SA Registered	1,429	93,554
Novartis AG Registered	995	61,597
Partners Group Holding AG	13	2,835
Roche Holding AG Genusschein	304	59,855
Schindler Holding AG Participation Certificates	17	2,386
Schindler Holding AG Registered	18	2,518
SGS SA Registered	3	6,732
Sika AG Bearer	1	2,197
Sonova Holding AG Registered[a]	23	2,513
Sulzer AG Registered	13	2,014
Swatch Group AG (The) Bearer	15	7,247
Swiss Life Holding AG Registered[a]	26	3,480
Swiss Prime Site AG Registered[a]	29	2,332
Swiss Re AGa	155	11,168
Swisscom AG Registered	11	4,633
Syngenta AG Registered	41	16,442
Transocean Ltd.	156	7,147
UBS AG Registered[a]	1,604	25,106
Zurich Insurance Group AGa	64	16,338

		416,942
UNITED KINGDOM — 9.53%
3i Group PLC	512	1,736
Aberdeen Asset Management PLC	528	2,860
Admiral Group PLC	91	1,632
Aggreko PLC	118	4,221
AMEC PLC	148	2,476
Anglo American PLC	585	16,243
Antofagasta PLC	188	3,881
ARM Holdings PLC	606	7,517
Associated British Foods PLC	161	3,814
AstraZeneca PLC	547	26,006
Aviva PLC	1,283	7,207
Babcock International Group PLC	163	2,603
BAE Systems PLC	1,401	7,349
Balfour Beatty PLC	343	1,420
Barclays PLC	5,058	19,941
BG Group PLC	1,472	25,242
BHP Billiton PLC	922	28,991
BP PLC	8,197	56,699
British American Tobacco PLC	863	45,282
British Land Co. PLC	392	3,455
British Sky Broadcasting Group PLC	493	5,997
BT Group PLC	3,355	12,555
Bunzl PLC	145	2,391
Burberry Group PLC	194	4,001
Capita PLC	295	3,605
Capital Shopping Centres Group PLC	468	2,591
Carnival PLC	85	3,440
Centrica PLC	2,199	11,485
Cobham PLC	496	1,685
Compass Group PLC	839	9,695
Croda International PLC	59	2,251
Diageo PLC	1,072	31,904

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

November 30, 2012

Security	Shares	Value

Experian PLC	437	$7,263
Fresnillo PLC	84	2,676
G4S PLC	639	2,532
GKN PLC	724	2,576
GlaxoSmithKline PLC	2,163	46,261
Glencore International PLC	1,658	9,181
Hammerson PLC	340	2,568
HSBC Holdings PLC	7,900	80,739
ICAP PLC	276	1,289
IMI PLC	151	2,551
Imperial Tobacco Group PLC	429	17,168
Inmarsat PLC	219	2,062
InterContinental Hotels Group PLC	126	3,368
Intertek Group PLC	70	3,467
Invensys PLC	388	1,962
Investec PLC	344	2,104
ITV PLC	1,746	2,767
J Sainsbury PLC	553	3,026
Johnson Matthey PLC	91	3,499
Kazakhmys PLC	187	2,138
Kingfisher PLC	1,079	4,807
Land Securities Group PLC	345	4,468
Legal & General Group PLC	2,536	5,922
Lloyds Banking Group PLC[a]	18,170	13,539
London Stock Exchange Group PLC	122	1,911
Marks & Spencer Group PLC	748	4,682
Meggitt PLC	363	2,265
National Grid PLC	1,489	16,824
Next PLC	75	4,400
Old Mutual PLC	2,083	5,719
Pearson PLC	358	6,759
Petrofac Ltd.	115	3,000
Prudential PLC	1,089	15,795
Randgold Resources Ltd.	39	4,166
Reckitt Benckiser Group PLC	281	17,676
Reed Elsevier PLC	557	5,735
Resolution Ltd.	658	2,507
Rexam PLC	379	2,659
Rio Tinto PLC	588	29,152
Rolls-Royce Holdings PLC[a]	799	11,403
Royal Bank of Scotland Group PLC[a]	945	4,471
Royal Dutch Shell PLC Class A	1,650	55,254
Royal Dutch Shell PLC Class B	1,084	37,430
RSA Insurance Group PLC	1,595	3,004
SABMiller PLC	410	18,579
Sage Group PLC (The)	613	3,061
SEGRO PLC	640	2,424
Serco Group PLC	241	2,113
Severn Trent PLC	103	2,666
Shire PLC	246	7,120
Smith & Nephew PLC	392	4,131
Smiths Group PLC	181	3,176
SSE PLC	394	8,998
Standard Chartered PLC	1,033	24,088
Standard Life PLC	1,027	5,267
Tate & Lyle PLC	221	2,738
Tesco PLC	3,481	18,137
Tullow Oil PLC	392	8,651
Unilever PLC	550	21,181
United Utilities Group PLC	294	3,211
Vodafone Group PLC	21,411	55,298
Weir Group PLC (The)	97	2,938
Whitbread PLC	84	3,230

Security	Shares	Value

Wm Morrison Supermarkets PLC	1,049	$4,519
Wolseley PLC[a]	124	5,757
WPP PLC	558	7,655
Xstrata PLC	914	15,146

		1,053,004
UNITED STATES — 52.83%
3M Co.	282	25,648
Abbott Laboratories	689	44,785
Accenture PLC Class A	280	19,018
ACE Ltd.	142	11,251
Activision Blizzard Inc.	196	2,242
Adobe Systems Inc.[a,b]	215	7,441
ADT Corp. (The)[a]	99	4,544
Advance Auto Parts Inc.	34	2,487
AES Corp. (The)	288	3,073
Aetna Inc.	152	6,565
Affiliated Managers Group Inc.[a]	25	3,222
Aflac Inc.	204	10,810
AGCO Corp.[a]	46	2,123
Agilent Technologies Inc.	154	5,897
Air Products and Chemicals Inc.	93	7,713
Airgas Inc.	30	2,657
Akamai Technologies Inc.[a]	82	3,003
Albemarle Corp.	42	2,511
Alcoa Inc.	512	4,306
Alexion Pharmaceuticals Inc.[a]	90	8,642
Alleghany Corp.[a]	6	2,106
Allegheny Technologies Inc.	53	1,388
Allergan Inc.	132	12,243
Alliance Data Systems Corp.[a,b]	23	3,277
Alliant Energy Corp.	53	2,375
Allstate Corp. (The)	206	8,339
Altera Corp.	144	4,664
Altria Group Inc.	901	30,463
Amazon.com Inc.[a]	158	39,824
Ameren Corp.	105	3,147
American Capital Agency Corp.	116	3,660
American Electric Power Co. Inc.	205	8,743
American Express Co.	449	25,099
American International Group Inc.[a]	482	15,969
American Tower Corp.	184	13,787
American Water Works Co. Inc.	80	3,054
Ameriprise Financial Inc.	100	6,067
AmerisourceBergen Corp.	113	4,771
AMETEK Inc.	108	4,032
Amgen Inc.	340	30,192
Amphenol Corp. Class A	74	4,582
Anadarko Petroleum Corp.	216	15,809
Analog Devices Inc.	132	5,359
Annaly Capital Management Inc.	401	5,903
ANSYS Inc.[a,b]	44	2,919
Aon PLC	133	7,554
Apache Corp.	167	12,874
Apple Inc.	409	239,380
Applied Materials Inc.	562	6,030
Arch Capital Group Ltd.[a]	61	2,751
Archer-Daniels-Midland Co.	290	7,743
Arrow Electronics Inc.[a]	55	2,049
Assurant Inc.	43	1,471
AT&T Inc.	2,556	87,236
Autodesk Inc.[a]	103	3,412

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

November 30, 2012

Security	Shares	Value

Autoliv Inc.	43	$2,595
Automatic Data Processing Inc.	212	12,033
AutoZone Inc.[a]	16	6,140
Avago Technologies Ltd.	102	3,580
AvalonBay Communities Inc.	42	5,535
Avery Dennison Corp.	88	2,944
Avnet Inc.[a]	70	2,050
Avon Products Inc.	195	2,720
Axis Capital Holdings Ltd.	55	1,978
Baker Hughes Inc.	193	8,328
Ball Corp.	67	2,994
Bank of America Corp.	4,641	45,760
Bank of New York Mellon Corp. (The)	524	12,545
Baxter International Inc.	241	15,971
BB&T Corp.	300	8,451
Beam Inc.	64	3,591
Becton, Dickinson and Co.	92	7,054
Bed Bath & Beyond Inc.[a]	107	6,283
Berkshire Hathaway Inc. Class Ba	386	33,999
Best Buy Co. Inc.	139	1,822
Biogen Idec Inc.[a]	98	14,611
BlackRock Inc.[c]	58	11,428
BMC Software Inc.[a,b]	74	3,031
Boeing Co. (The)	305	22,655
BorgWarner Inc.[a]	49	3,249
Boston Properties Inc.	66	6,774
Boston Scientific Corp.[a]	639	3,540
Bristol-Myers Squibb Co.	718	23,428
Broadcom Corp. Class Aa	214	6,929
Brown-Forman Corp. Class B NVS	55	3,860
Bunge Ltd.	67	4,902
C.H. Robinson Worldwide Inc.	74	4,569
C.R. Bard Inc.	35	3,465
CA Inc.	147	3,258
Cabot Oil & Gas Corp.	123	5,793
Calpine Corp.[a]	140	2,416
Cameron International Corp.[a]	109	5,881
Campbell Soup Co.	92	3,381
Capital One Financial Corp.	242	13,939
Cardinal Health Inc.	150	6,067
CareFusion Corp.[a]	104	2,904
CarMax Inc.[a]	107	3,880
Carnival Corp.	199	7,693
Caterpillar Inc.	280	23,867
CBRE Group Inc. Class Aa	148	2,802
CBS Corp. Class B NVS	263	9,463
Celanese Corp. Series A	74	3,037
Celgene Corp.[a]	191	15,011
CenterPoint Energy Inc.	172	3,394
CenturyLink Inc.	269	10,448
Cerner Corp.[a]	62	4,788
CF Industries Holdings Inc.	28	5,993
Charles Schwab Corp. (The)	472	6,183
Charter Communications Inc. Class Aa	20	1,417
Chesapeake Energy Corp.	291	4,956
Chevron Corp.	868	91,739
Chipotle Mexican Grill Inc.[a]	14	3,693
Chubb Corp. (The)	113	8,700
Church & Dwight Co. Inc.	63	3,411
Cigna Corp.	125	6,534
Cimarex Energy Co.	40	2,405
Cincinnati Financial Corp.	64	2,593
Cintas Corp.	55	2,279

Security	Shares	Value

Cisco Systems Inc.	2,336	$44,174
CIT Group Inc.[a]	90	3,335
Citigroup Inc.	1,270	43,904
Citrix Systems Inc.[a]	82	5,015
Cliffs Natural Resources Inc.	67	1,926
Clorox Co. (The)	55	4,199
CME Group Inc.	135	7,461
CMS Energy Corp.	110	2,687
Coach Inc.	126	7,288
Cobalt International Energy Inc.[a]	81	1,889
Coca-Cola Co. (The)	1,783	67,611
Coca-Cola Enterprises Inc.	139	4,334
Cognizant Technology Solutions Corp. Class Aa	134	9,009
Colgate-Palmolive Co.	205	22,242
Comcast Corp. Class A	943	35,061
Comcast Corp. Class A Special NVS	215	7,749
Comerica Inc.	92	2,722
Computer Sciences Corp.	75	2,855
ConAgra Foods Inc.	187	5,584
Concho Resources Inc.[a]	44	3,531
ConocoPhillips	516	29,381
CONSOL Energy Inc.	104	3,260
Consolidated Edison Inc.	106	5,914
Constellation Brands Inc. Class Aa	80	2,870
Continental Resources Inc.[a]	21	1,443
Cooper Industries PLC	69	5,141
Core Laboratories NV	21	2,167
Corning Inc.	665	8,133
Costco Wholesale Corp.	198	20,590
Coventry Health Care Inc.	64	2,796
Covidien PLC	206	11,971
Cree Inc.[a,b]	60	1,939
Crown Castle International Corp.[a]	125	8,440
Crown Holdings Inc.[a]	69	2,577
CSX Corp.	456	9,011
Cummins Inc.	80	7,853
CVS Caremark Corp.	558	25,953
D.R. Horton Inc.	125	2,433
Danaher Corp.	252	13,600
Darden Restaurants Inc.	60	3,173
DaVita HealthCare Partners Inc.[a]	41	4,428
Deere & Co.	166	13,952
Dell Inc.	666	6,420
Delphi Automotive PLC[a,b]	136	4,623
Denbury Resources Inc.[a]	177	2,731
DENTSPLY International Inc.	67	2,660
Devon Energy Corp.	166	8,577
Diamond Offshore Drilling Inc.	32	2,208
Dick’s Sporting Goods Inc.	45	2,363
Digital Realty Trust Inc.	53	3,421
DIRECTV[a]	294	14,612
Discover Financial Services	223	9,279
Discovery Communications Inc. Series Aa	59	3,564
Discovery Communications Inc. Series C NVS[a]	51	2,870
DISH Network Corp. Class Aa	92	3,408
Dollar General Corp.[a]	127	6,350
Dollar Tree Inc.[a]	106	4,424
Dominion Resources Inc.	241	12,318
Dover Corp.	83	5,278
Dow Chemical Co. (The)	512	15,457
Dr Pepper Snapple Group Inc.	96	4,306
DTE Energy Co.	74	4,483
Duke Energy Corp.	298	19,018

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

November 30, 2012

Security	Shares	Value

Duke Realty Corp.	124	$1,674
Dun & Bradstreet Corp. (The)	25	1,980
E.I. du Pont de Nemours and Co.	399	17,213
Eastman Chemical Co.	68	4,138
Eaton Corp.[a]	142	7,407
Eaton Vance Corp. NVS	94	2,997
eBay Inc.[a]	502	26,516
Ecolab Inc.	124	8,938
Edison International	130	5,912
Edwards Lifesciences Corp.[a]	50	4,339
Electronic Arts Inc.[a]	159	2,355
Eli Lilly and Co.	443	21,725
EMC Corp.[a]	890	22,090
Emerson Electric Co.	319	16,023
Energen Corp.	36	1,603
Energizer Holdings Inc.	31	2,473
Ensco PLC Class A	101	5,881
Entergy Corp.	77	4,893
EOG Resources Inc.	117	13,762
EQT Corp.	66	3,964
Equifax Inc.	56	2,869
Equinix Inc.[a]	21	3,901
Equity Residential	131	7,272
Estee Lauder Companies Inc. (The) Class A	103	6,000
Everest Re Group Ltd.	23	2,495
Exelon Corp.	361	10,909
Expedia Inc.	43	2,660
Expeditors International of Washington Inc.	97	3,630
Express Scripts Holding Co.[a]	345	18,578
Exxon Mobil Corp.	2,054	181,040
F5 Networks Inc.[a]	36	3,372
Facebook Inc. Class Aa	397	11,116
Family Dollar Stores Inc.	46	3,275
Fastenal Co.	122	5,101
Federal Realty Investment Trust	30	3,121
FedEx Corp.	129	11,549
Fidelity National Financial Inc. Class A	83	2,009
Fidelity National Information Services Inc.	104	3,754
Fifth Third Bancorp	396	5,797
First Republic Bank	46	1,556
FirstEnergy Corp.	177	7,515
Fiserv Inc.[a]	62	4,773
Flextronics International Ltd.[a]	321	1,859
FLIR Systems Inc.	81	1,652
Flowserve Corp.	26	3,602
Fluor Corp.	78	4,140
FMC Corp.	63	3,494
FMC Technologies Inc.[a]	107	4,372
Ford Motor Co.	1,525	17,461
Forest Laboratories Inc.[a]	118	4,184
Fossil Inc.[a]	24	2,075
Franklin Resources Inc.	66	8,713
Freeport-McMoRan Copper & Gold Inc.	420	16,384
Frontier Communications Corp.[b]	476	2,290
Gap Inc. (The)	142	4,893
Garmin Ltd.[b]	54	2,100
General Dynamics Corp.	131	8,711
General Electric Co.	4,566	96,480
General Growth Properties Inc.	189	3,661
General Mills Inc.	254	10,411
General Motors Co.[a]	340	8,799
Genuine Parts Co.	73	4,752
Gilead Sciences Inc.[a]	328	24,600

Security	Shares	Value

Goldman Sachs Group Inc. (The)	204	$24,029
Google Inc. Class Aa	112	78,217
Green Mountain Coffee Roasters Inc.[a,b]	60	2,200
H&R Block Inc.	139	2,506
H.J. Heinz Co.	141	8,243
Halliburton Co.	401	13,373
Harley-Davidson Inc.	100	4,696
Harris Corp.	58	2,734
Hartford Financial Services Group Inc. (The)	189	4,003
Hasbro Inc.	57	2,192
HCA Holdings Inc.	77	2,445
HCP Inc.	218	9,821
Health Care REIT Inc.	120	7,067
Helmerich & Payne Inc.	51	2,662
Henry Schein Inc.[a]	41	3,312
Herbalife Ltd.[b]	52	2,390
Hershey Co. (The)	68	4,982
Hertz Global Holdings Inc.[a]	126	1,971
Hess Corp.	138	6,846
Hewlett-Packard Co.	862	11,197
HollyFrontier Corp.	86	3,898
Hologic Inc.[a]	120	2,290
Home Depot Inc. (The)	685	44,573
Honeywell International Inc.	316	19,380
Hormel Foods Corp.	76	2,357
Hospira Inc.[a]	77	2,295
Host Hotels & Resorts Inc.	316	4,642
Humana Inc.	72	4,710
IHS Inc. Class Aa	26	2,396
Illinois Tool Works Inc.	186	11,452
Illumina Inc.[a]	55	2,954
Ingersoll-Rand PLC	131	6,390
Integrys Energy Group Inc.	38	2,020
Intel Corp.	2,149	42,056
IntercontinentalExchange Inc.[a]	33	4,361
International Business Machines Corp.	475	90,283
International Flavors & Fragrances Inc.	39	2,536
International Game Technology	147	2,039
International Paper Co.	181	6,722
Interpublic Group of Companies Inc. (The)	208	2,251
Intuit Inc.	122	7,309
Intuitive Surgical Inc.[a]	17	8,993
Invesco Ltd.	201	5,023
Iron Mountain Inc.	65	2,054
J.B. Hunt Transport Services Inc.	42	2,497
J.C. Penney Co. Inc.[b]	77	1,381
J.M. Smucker Co. (The)	53	4,688
J.P. Morgan Chase & Co.	1,641	67,412
Jacobs Engineering Group Inc.[a]	63	2,579
Johnson & Johnson	1,199	83,606
Johnson Controls Inc.	299	8,234
Joy Global Inc.	51	2,906
Juniper Networks Inc.[a]	240	4,315
Kansas City Southern Industries Inc.	50	3,908
KBR Inc.	74	2,057
Kellogg Co.	113	6,267
KeyCorp	425	3,434
Kimberly-Clark Corp.	167	14,315
Kimco Realty Corp.	184	3,544
Kinder Morgan Inc.	288	9,737
Kinder Morgan Management LLC[a]	43	3,264
KLA-Tencor Corp.	74	3,365
Kohl’s Corp.	109	4,867

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

November 30, 2012

Security	Shares	Value

Kraft Foods Group Inc.[a]	239	$10,808
Kroger Co. (The)	239	6,271
L-3 Communications Holdings Inc.	46	3,535
Laboratory Corp. of America Holdings[a]	44	3,722
Lam Research Corp.[a,b]	116	4,074
Las Vegas Sands Corp.	178	8,304
Legg Mason Inc.	64	1,634
Leggett & Platt Inc.	71	1,977
Leucadia National Corp.	107	2,370
Level 3 Communications Inc.[a]	98	1,848
Liberty Global Inc. Series Aa	50	2,802
Liberty Global Inc. Series C NVS[a,b]	67	3,534
Liberty Interactive Corp. Series Aa	248	4,786
Liberty Media Corp. Series Aa	48	5,280
Liberty Property Trust	58	2,020
Life Technologies Corp.[a,b]	81	3,997
Limited Brands Inc.	114	5,945
Lincoln National Corp.	132	3,260
Linear Technology Corp.	105	3,485
LinkedIn Corp. Class Aa	33	3,569
Lockheed Martin Corp.	117	10,916
Loews Corp.	136	5,560
Lorillard Inc.	57	6,906
Lowe’s Companies Inc.	541	19,525
LSI Corp.[a,b]	260	1,752
Lululemon Athletica Inc.[a,b]	44	3,158
LyondellBasell Industries NV Class A	136	6,763
M&T Bank Corp.	52	5,082
Macerich Co. (The)	61	3,447
Macy’s Inc.	183	7,082
Manpower Inc.	72	2,768
Marathon Oil Corp.	304	9,378
Marathon Petroleum Corp.	152	9,050
Marriott International Inc. Class A	123	4,464
Marsh & McLennan Companies Inc.	228	8,030
Martin Marietta Materials Inc.	23	2,070
Marvell Technology Group Ltd.	221	1,874
Masco Corp.	162	2,748
MasterCard Inc. Class A	47	22,968
Mattel Inc.	149	5,589
Maxim Integrated Products Inc.	131	3,824
McCormick & Co. Inc. NVS	57	3,680
McDonald’s Corp.	439	38,211
McGraw-Hill Companies Inc. (The)	113	6,001
McKesson Corp.	105	9,919
MDU Resources Group Inc.	93	1,927
Mead Johnson Nutrition Co. Class A	89	6,069
MeadWestvaco Corp.	80	2,473
Medtronic Inc.	450	18,949
Merck & Co. Inc.	1,310	58,033
MetLife Inc.	368	12,214
MGM Resorts International[a]	174	1,766
Microchip Technology Inc.	89	2,707
Micron Technology Inc.[a]	438	2,619
Microsoft Corp.	3,263	86,861
Mohawk Industries Inc.[a]	28	2,408
Molson Coors Brewing Co. Class B NVS	71	2,944
Mondelez International Inc. Class A	718	18,589
Monsanto Co.	231	21,157
Monster Beverage Corp.[a]	79	4,112
Moody’s Corp.	90	4,372
Morgan Stanley	652	10,999
Mosaic Co. (The)	129	6,974

Security	Shares	Value

Motorola Solutions Inc.	121	$6,588
Murphy Oil Corp.	84	4,766
Mylan Inc.[a]	189	5,137
Nabors Industries Ltd.[a]	136	1,999
NASDAQ OMX Group Inc. (The)	105	2,544
National Oilwell Varco Inc.	183	12,499
NetApp Inc.[a]	159	5,042
Netflix Inc.[a]	24	1,961
New York Community Bancorp Inc.	207	2,693
Newell Rubbermaid Inc.	132	2,879
Newfield Exploration Co.[a]	64	1,558
Newmont Mining Corp.	219	10,313
News Corp. Class A NVS	649	15,991
News Corp. Class B	267	6,734
NextEra Energy Inc.	167	11,475
Nielsen Holdings NVa	81	2,294
Nike Inc. Class B	159	15,499
NiSource Inc.	119	2,876
Noble Corp.	112	3,863
Noble Energy Inc.	77	7,527
Nordstrom Inc.	77	4,165
Norfolk Southern Corp.	144	8,695
Northeast Utilities	133	5,152
Northern Trust Corp.	98	4,706
Northrop Grumman Corp.	104	6,937
NRG Energy Inc.	111	2,342
Nuance Communications Inc.[a]	113	2,513
Nucor Corp.	146	6,012
NVIDIA Corp.	270	3,235
NYSE Euronext Inc.	120	2,802
O’Reilly Automotive Inc.[a]	57	5,363
Occidental Petroleum Corp.	353	26,549
Omnicare Inc.	54	1,957
Omnicom Group Inc.	124	6,168
ONEOK Inc.	87	3,904
Oracle Corp.	1,741	55,886
Owens-Illinois Inc.[a]	79	1,582
PACCAR Inc.	151	6,635
Pall Corp.	53	3,152
Parker Hannifin Corp.	67	5,504
PartnerRe Ltd.	30	2,486
Patterson Companies Inc.	44	1,500
Paychex Inc.	146	4,751
Pentair Ltd. Registered	95	4,607
People’s United Financial Inc.	172	2,097
Pepco Holdings Inc.	106	2,092
PepsiCo Inc.	678	47,602
Perrigo Co.	39	4,037
PetSmart Inc.	51	3,604
Pfizer Inc.	3,292	82,366
PG&E Corp.	174	7,125
Philip Morris International Inc.	757	68,039
Phillips 66	275	14,402
Pinnacle West Capital Corp.	50	2,573
Pioneer Natural Resources Co.	51	5,457
Plains Exploration & Production Co.[a]	57	2,035
Plum Creek Timber Co. Inc.	79	3,385
PNC Financial Services Group Inc. (The)[c]	227	12,744
PPG Industries Inc.	66	8,202
PPL Corp.	212	6,222
Praxair Inc.	128	13,723
Precision Castparts Corp.	63	11,554
Priceline.com Inc.[a]	22	14,590

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

November 30, 2012

Security	Shares	Value

Principal Financial Group Inc.	135	$3,665
Procter & Gamble Co. (The)	1,188	82,958
Progressive Corp. (The)	243	5,164
Prologis Inc.	202	6,856
Prudential Financial Inc.	204	10,632
Public Service Enterprise Group Inc.	218	6,560
Public Storage	63	8,860
PVH Corp.	31	3,552
QEP Resources Inc.	82	2,306
QUALCOMM Inc.	732	46,570
Quanta Services Inc.[a]	94	2,431
Quest Diagnostics Inc.	70	4,045
Rackspace Hosting Inc.[a]	50	3,456
Ralcorp Holdings Inc.[a]	28	2,496
Ralph Lauren Corp.	27	4,241
Range Resources Corp.	71	4,545
Rayonier Inc.	61	3,040
Raytheon Co.	146	8,341
Red Hat Inc.[a]	85	4,199
Regency Centers Corp.	45	2,108
Regeneron Pharmaceuticals Inc.[a]	32	5,650
Regions Financial Corp.	617	4,115
RenaissanceRe Holdings Ltd.	25	2,069
Republic Services Inc.	143	4,071
Reynolds American Inc.	149	6,514
Robert Half International Inc.	67	1,893
Rock-Tenn Co. Class A	34	2,211
Rockwell Automation Inc.	64	5,071
Rockwell Collins Inc.	66	3,774
Roper Industries Inc.	44	4,907
Ross Stores Inc.	100	5,692
Rowan Companies PLC[a]	58	1,840
Royal Caribbean Cruises Ltd.	72	2,538
Safeway Inc.[b]	124	2,122
SAIC Inc.	225	2,594
Salesforce.com Inc.[a]	57	8,987
SanDisk Corp.[a]	109	4,262
SBA Communications Corp. Class Aa	75	5,161
SCANA Corp.	57	2,641
Schlumberger Ltd.	577	41,325
Scripps Networks Interactive Inc. Class A	43	2,539
Seagate Technology PLC	175	4,393
SEI Investments Co.	125	2,751
Sempra Energy	96	6,568
Sherwin-Williams Co. (The)	37	5,643
Sigma-Aldrich Corp.	54	3,916
Simon Property Group Inc.	127	19,321
Sirius XM Radio Inc.[a,b]	1,679	4,668
SL Green Realty Corp.	38	2,864
SLM Corp.	224	3,707
Southern Co. (The)	363	15,809
Southwestern Energy Co.[a]	154	5,345
Spectra Energy Corp.	285	7,966
Sprint Nextel Corp.[a]	1,324	7,587
SPX Corp.	26	1,771
St. Jude Medical Inc.	139	4,765
Stanley Black & Decker Inc.	72	5,178
Staples Inc.	316	3,697
Starbucks Corp.	325	16,858
Starwood Hotels & Resorts Worldwide Inc.	91	4,910
State Street Corp.	212	9,421
Stericycle Inc.[a]	39	3,645
Stryker Corp.	133	7,203

Security	Shares	Value

SunTrust Banks Inc.	236	$6,407
Superior Energy Services Inc.[a]	97	1,970
Symantec Corp.[a]	325	6,097
Synopsys Inc.[a]	71	2,329
Sysco Corp.	256	8,102
T. Rowe Price Group Inc.	112	7,243
Target Corp.	277	17,487
TD Ameritrade Holding Corp.	104	1,685
TE Connectivity Ltd.	190	6,686
Teradata Corp.[a]	73	4,342
Texas Instruments Inc.	495	14,588
Textron Inc.	125	2,936
Thermo Fisher Scientific Inc.	162	10,295
Tiffany & Co.	59	3,480
Time Warner Cable Inc.	137	13,000
Time Warner Inc.	421	19,913
TJX Companies Inc. (The)	352	15,608
Toll Brothers Inc.[a]	68	2,165
Torchmark Corp.	45	2,340
Total System Services Inc.	77	1,690
Tractor Supply Co.	33	2,957
TransDigm Group Inc.	21	2,856
Travelers Companies Inc. (The)	163	11,544
Trimble Navigation Ltd.[a]	57	3,171
TRW Automotive Holdings Corp.[a]	50	2,532
Tyco International Ltd.	198	5,617
Tyson Foods Inc. Class A	137	2,626
U.S. Bancorp	856	27,615
UDR Inc.	118	2,715
Ulta Salon, Cosmetics & Fragrance Inc.	27	2,708
Ultra Petroleum Corp.[a,b]	75	1,504
Union Pacific Corp.	206	25,293
United Parcel Service Inc. Class B	307	22,445
United Technologies Corp.	372	29,801
UnitedHealth Group Inc.	446	24,258
Unum Group	134	2,732
Urban Outfitters Inc.[a]	57	2,149
Valero Energy Corp.	245	7,904
Varian Medical Systems Inc.[a]	52	3,596
Ventas Inc.	125	7,956
VeriFone Systems Inc.[a]	50	1,520
VeriSign Inc.[a]	74	2,526
Verisk Analytics Inc. Class Aa	62	3,090
Verizon Communications Inc.	1,217	53,694
Vertex Pharmaceuticals Inc.[a]	92	3,661
VF Corp.	39	6,260
Viacom Inc. Class B NVS	213	10,993
Virgin Media Inc.	123	4,326
Visa Inc. Class A	237	35,481
VMware Inc. Class Aa	36	3,274
Vornado Realty Trust	74	5,656
Vulcan Materials Co.	59	3,118
W.R. Berkley Corp.	53	2,107
W.W. Grainger Inc.	26	5,045
Wal-Mart Stores Inc.	818	58,912
Walgreen Co.	380	12,886
Walt Disney Co. (The)	733	36,401
Warner Chilcott PLC Class A	122	1,423
Waste Management Inc.	192	6,253
Waters Corp.[a,b]	41	3,467
Watson Pharmaceuticals Inc.[a]	55	4,841
Weatherford International Ltd.[a]	338	3,519
WellPoint Inc.	145	8,105

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

November 30, 2012

Security	Shares	Value

Wells Fargo & Co.	2,188	$72,226
Western Digital Corp.	104	3,478
Western Union Co.	279	3,518
Weyerhaeuser Co.	235	6,477
Whirlpool Corp.	35	3,564
Whiting Petroleum Corp.[a]	54	2,265
Whole Foods Market Inc.	74	6,909
Williams Companies Inc. (The)	301	9,885
Willis Group Holdings PLC	79	2,771
Windstream Corp.	273	2,288
Wisconsin Energy Corp.	97	3,640
Wyndham Worldwide Corp.	66	3,240
Wynn Resorts Ltd.	37	4,159
Xcel Energy Inc.	204	5,518
Xerox Corp.	594	4,045
Xilinx Inc.	117	4,054
XL Group PLC	139	3,382
Xylem Inc.	91	2,374
Yahoo! Inc.[a]	504	9,460
Yum! Brands Inc.	200	13,416
Zimmer Holdings Inc.	77	5,080

		5,838,459

TOTAL COMMON STOCKS
(Cost: $10,096,561)		10,976,943

PREFERRED STOCKS — 0.21%
GERMANY — 0.21%
Henkel AG & Co. KGaA	61	5,097
Porsche Automobil Holding SE	69	5,115
Volkswagen AG	61	13,206

		23,418
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC Class Ca	60,724	98

		98

TOTAL PREFERRED STOCKS
(Cost: $17,141)		23,516

RIGHTS — 0.00%
SWITZERLAND — 0.00%
Swiss Prime Site AGa	29	31

		31

TOTAL RIGHTS
(Cost: $0)		31

SHORT-TERM INVESTMENTS — 0.65%
MONEY MARKET FUNDS — 0.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c],d,e	59,782	59,782

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c],d,e	4,238	$4,238
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	7,598	7,598

		71,618

TOTAL SHORT-TERM INVESTMENTS
(Cost: $71,618)		71,618

TOTAL INVESTMENTS IN SECURITIES — 100.19%
(Cost: $10,185,320)		11,072,108
Other Assets, Less Liabilities — (0.19)%		(21,164)

NET ASSETS — 100.00%		$11,050,944

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

175

Notes to Schedules of Investments  (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Fund/ETF	iShares MSCI Fund
All Country World Minimum Volatility Index	Global Gold Miners
Australia Index	Global Select Metals & Mining Producers
Austria Investable Market Index	Global Silver Miners
Belgium Capped Investable Market Index[a]	Hong Kong Index
Brazil Index	Israel Capped Investable Market Index
BRIC Index	Italy Index
Canada Index	Japan Index
Chile Investable Market Index	Japan Small Cap Index
Core Emerging Markets[b]	Malaysia Index
Emerging Markets Asia Index	Mexico Investable Market Index
Emerging Markets Consumer Discretionary Sector Index	Netherlands Investable Market Index
Emerging Markets Eastern Europe Index	Pacific ex-Japan Index
Emerging Markets EMEA Index	Singapore Index
Emerging Markets Energy Sector Capped Index	South Africa Index
Emerging Markets Growth Index	South Korea Index
Emerging Markets Index	Spain Index
Emerging Markets Minimum Volatility Index	Sweden Index
Emerging Markets Small Cap Index	Switzerland Index
Emerging Markets Value Index	Taiwan Index
EMU Index	Thailand Investable Market Index
France Index	Turkey Investable Market Index
Frontier 100 Index[c]	United Kingdom Index
Germany Index	USA Index
Global Agriculture Producers	World Index
Global Energy Producers

[a]	Formerly the Belgium Investable Market Index Fund.
[b]	The Fund commenced operations on October 18, 2012.
[c]	The Fund commenced operations on September 12, 2012.

Each of the iShares MSCI BRIC, iShares MSCI Emerging Markets Asia, iShares MSCI Emerging Markets Consumer Discretionary Sector, iShares MSCI Emerging Markets Energy Sector Capped, iShares MSCI Emerging Markets Growth, iShares MSCI Emerging Markets, iShares MSCI Emerging Markets Minimum Volatility, iShares MSCI Emerging Markets Small Cap and iShares MSCI Emerging Markets Value Index Funds carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

1

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the

2

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of November 30, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares MSCI Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

All Country World Minimum Volatility Index
Assets:
Common Stocks	$642,993,174	$928,800	$—	$643,921,974
Investment Companies	1,766,769	—	—	1,766,769
Preferred Stocks	1,474,276	307,896	—	1,782,172
Rights	23,518	—	—	23,518
Short-Term Investments	15,199,134	—	—	15,199,134

	$661,456,871	$1,236,696	$—	$662,693,567

Australia Index
Assets:
Common Stocks	$2,326,644,163	$—	$—	$2,326,644,163
Investment Companies	—	—	246	246
Short-Term Investments	8,077,618	—	—	8,077,618
Futures Contracts[a]	308,176	—	—	308,176

	$2,335,029,957	$—	$246	$2,335,030,203

Austria Investable Market Index
Assets:
Common Stocks	$72,220,364	$—	$25	$72,220,389
Short-Term Investments	899,194	—	—	899,194

	$73,119,558	$—	$25	$73,119,583

Belgium Capped Investable Market Index
Assets:
Common Stocks	$45,302,966	$—	$—	$45,302,966
Short-Term Investments	89,353	—	—	89,353

	$45,392,319	$—	$—	$45,392,319

Brazil Index
Assets:
Common Stocks	$4,216,173,770	$—	$—	$4,216,173,770
Preferred Stocks	4,346,766,447	—	—	4,346,766,447

3

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Short-Term Investments	3,641,788	—	—	3,641,788

	$8,566,582,005	$—	$—	$8,566,582,005

BRIC Index
Assets:
Common Stocks	$629,919,011	$395,507	$—	$630,314,518
Preferred Stocks	111,658,007	—	—	111,658,007
Rights	—	30,038	—	30,038
Short-Term Investments	33,985,798	—	—	33,985,798

	$775,562,816	$425,545	$—	$775,988,361

Canada Index
Assets:
Common Stocks	$4,523,517,480	$—	$8	$4,523,517,488
Short-Term Investments	66,539,131	—	—	66,539,131
Futures Contracts[a]	34,566	—	—	34,566

	$4,590,091,177	$—	$8	$4,590,091,185

Chile Investable Market Index
Assets:
Common Stocks	$475,496,333	$—	$—	$475,496,333
Preferred Stocks	42,848,064	—	—	42,848,064
Rights	—	112,787	—	112,787
Short-Term Investments	950,131	—	—	950,131

	$519,294,528	$112,787	$—	$519,407,315

Core Emerging Markets
Assets:
Common Stocks	$100,346,950	$113,300	$—	$100,460,250
Investment Companies	8,209,015	—	—	8,209,015
Preferred Stocks	7,920,789	20,795	—	7,941,584
Rights	720	7,517	—	8,237
Short-Term Investments	165,458	—	—	165,458

	$116,642,932	$141,612	$—	$116,784,544

Emerging Markets Asia Index
Assets:
Common Stocks	$21,768,844	$—	$—	$21,768,844
Preferred Stocks	201,308	—	—	201,308
Rights	63	1,898	—	1,961

	$21,970,215	$1,898	$—	$21,972,113

Emerging Markets Consumer Discretionary Sector Index
Assets:
Common Stocks	$2,462,954	$—	$—	$2,462,954
Preferred Stocks	68,580	—	—	68,580
Short-Term Investments	13,505	—	—	13,505

	$2,545,039	$—	$—	$2,545,039

Emerging Markets Eastern Europe Index
Assets:
Common Stocks	$15,627,267	$—	$—	$15,627,267
Preferred Stocks	550,617	—	—	550,617
Short-Term Investments	17,548	—	—	17,548

	$16,195,432	$—	$—	$16,195,432

Emerging Markets EMEA Index
Assets:
Common Stocks	$10,398,204	$—	$—	$10,398,204
Preferred Stocks	160,916	—	—	160,916
Short-Term Investments	14,931	—	—	14,931

	$10,574,051	$—	$—	$10,574,051

4

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Emerging Markets Energy Sector Capped Index
Assets:
Common Stocks	$1,857,814	$—	$—	$1,857,814
Preferred Stocks	198,525	—	—	198,525
Rights	—	683	—	683
Short-Term Investments	1,297	—	—	1,297

	$2,057,636	$683	$—	$2,058,319

Emerging Markets Growth Index
Assets:
Common Stocks	$2,502,672	$—	$—	$2,502,672
Preferred Stocks	181,934	—	—	181,934
Rights	7	184	—	191
Short-Term Investments	24,302	—	—	24,302

	$2,708,915	$184	$—	$2,709,099

Emerging Markets Index
Assets:
Common Stocks	$37,949,521,470	$24,253,386	$—	$37,973,774,856
Preferred Stocks	2,968,815,734	9,100,652	—	2,977,916,386
Rights	58,913	2,023,794	—	2,082,707
Short-Term Investments	1,532,354,970	—	—	1,532,354,970

	$42,450,751,087	$35,377,832	$—	$42,486,128,919

Liabilities:
Futures Contracts[a]	$(1,131,371)	$—	$—	$(1,131,371)

	$(1,131,371)	$—	$—	$(1,131,371)

Emerging Markets Minimum Volatility Index
Assets:
Common Stocks	$637,157,604	$3,163,547	$—	$640,321,151
Preferred Stocks	21,625,068	2,486,187	—	24,111,255
Rights	—	19,994	—	19,994
Short-Term Investments	2,477,163	—	—	2,477,163

	$661,259,835	$5,669,728	$—	$666,929,563

Emerging Markets Small Cap Index
Assets:
Common Stocks	$9,139,695	$12,972	$3,468	$9,156,135
Preferred Stocks	111,171	—	—	111,171
Rights	415	2,667	—	3,082

	$9,251,281	$15,639	$3,468	$9,270,388

Emerging Markets Value Index
Assets:
Common Stocks	$6,541,585	$—	$—	$6,541,585
Preferred Stocks	576,939	—	—	576,939
Rights	—	281	—	281

	$7,118,524	$281	$—	$7,118,805

EMU Index
Assets:
Common Stocks	$1,828,548,451	$—	$8	$1,828,548,459
Preferred Stocks	40,059,375	—	—	40,059,375
Rights	—	541,459	—	541,459
Short-Term Investments	21,184,669	—	—	21,184,669

	$1,889,792,495	$541,459	$8	$1,890,333,962

5

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

France Index
Assets:
Common Stocks	$434,518,573	$—	$—	$434,518,573
Short-Term Investments	1,912,325	—	—	1,912,325

	$436,430,898	$—	$—	$436,430,898

Frontier 100 Index
Assets:
Common Stocks	$17,050,956	$—	$—	$17,050,956
Short-Term Investments	776,794	—	—	776,794

	$17,827,750	$—	$—	$17,827,750

Germany Index
Assets:
Common Stocks	$3,511,994,365	$—	$—	$3,511,994,365
Preferred Stocks	265,540,985	—	—	265,540,985
Short-Term Investments	5,670,365	—	—	5,670,365
Futures Contracts[a]	101,707	—	—	101,707

	$3,783,307,422	$—	$—	$3,783,307,422

Global Agriculture Producers
Assets:
Common Stocks	$10,174,506	$—	$—	$10,174,506
Investment Companies	97,553	—	—	97,553
Preferred Stocks	137,183	—	—	137,183
Rights	537	1,703	—	2,240
Short-Term Investments	45,692	—	—	45,692

	$10,455,471	$1,703	$—	$10,457,174

Global Energy Producers
Assets:
Common Stocks	$4,589,317	$—	$—	$4,589,317
Preferred Stocks	77,064	—	—	77,064
Rights	—	255	—	255
Short-Term Investments	3,356	—	—	3,356

	$4,669,737	$255	$—	$4,669,992

Global Gold Miners
Assets:
Common Stocks	$38,111,402	$—	$2	$38,111,404
Short-Term Investments	714,970	—	—	714,970

	$38,826,372	$—	$2	$38,826,374

Global Select Metals & Mining Producers
Assets:
Common Stocks	$213,251,618	$65,506	$8,223	$213,325,347
Preferred Stocks	12,960,484	—	—	12,960,484
Rights	132,467	5,134	—	137,601
Short-Term Investments	2,322,085	—	—	2,322,085

	$228,666,654	$70,640	$8,223	$228,745,517

Global Silver Miners
Assets:
Common Stocks	$2,212,195	$—	$—	$2,212,195
Rights	2,014	—	—	2,014
Short-Term Investments	14,149	—	—	14,149

	$2,228,358	$—	$—	$2,228,358

Hong Kong Index
Assets:
Common Stocks	$2,905,554,322	$—	$—	$2,905,554,322
Short-Term Investments	154,677,554	—	—	154,677,554
Futures Contracts[a]	10,929	—	—	10,929

	$3,060,242,805	$—	$—	$3,060,242,805

6

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Israel Capped Investable Market Index
Assets:
Common Stocks	$84,456,167	$—	$—	$84,456,167
Short-Term Investments	4,158,028	—	—	4,158,028

	$88,614,195	$—	$—	$88,614,195

Italy Index
Assets:
Common Stocks	$369,916,189	$—	$—	$369,916,189
Short-Term Investments	5,856,715	—	—	5,856,715

	$375,772,904	$—	$—	$375,772,904

Japan Index
Assets:
Common Stocks	$4,439,901,060	$—	$—	$4,439,901,060
Short-Term Investments	60,596,755	—	—	60,596,755
Futures Contracts[a]	2,255,560	—	—	2,255,560

	$4,502,753,375	$—	$—	$4,502,753,375

Japan Small Cap Index
Assets:
Common Stocks	$42,891,708	$61,477	$—	$42,953,185
Short-Term Investments	592,392	—	—	592,392

	$43,484,100	$61,477	$—	$43,545,577

Malaysia Index
Assets:
Common Stocks	$963,207,263	$—	$—	$963,207,263
Short-Term Investments	45,715	—	—	45,715

	$963,252,978	$—	$—	$963,252,978

Mexico Investable Market Index
Assets:
Common Stocks	$1,504,976,383	$—	$—	$1,504,976,383
Short-Term Investments	38,599,175	—	—	38,599,175

	$1,543,575,558	$—	$—	$1,543,575,558

Netherlands Investable Market Index
Assets:
Common Stocks	$113,475,416	$—	$—	$113,475,416
Warrants	—	—	0[b]	0[b]
Short-Term Investments	505,693	—	—	505,693

	$113,981,109	$—	$0[b]	$113,981,109

Pacific ex-Japan Index
Assets:
Common Stocks	$3,510,447,155	$—	$—	$3,510,447,155
Investment Companies	—	—	351	351
Short-Term Investments	76,825,752	—	—	76,825,752

	$3,587,272,907	$—	$351	$3,587,273,258

Singapore Index
Assets:
Common Stocks	$1,516,083,229	$—	$—	$1,516,083,229
Short-Term Investments	116,612,614	—	—	116,612,614
Futures Contracts[a]	62,633	—	—	62,633

	$1,632,758,476	$—	$—	$1,632,758,476

South Africa Index
Assets:

7

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Common Stocks	$492,375,312	$—	$—	$492,375,312
Short-Term Investments	10,185,001	—	—	10,185,001

	$502,560,313	$—	$—	$502,560,313

South Korea Index
Assets:
Common Stocks	$2,911,592,293	$—	$—	$2,911,592,293
Preferred Stocks	73,107,121	—	—	73,107,121
Rights	33,555	—	—	33,555
Short-Term Investments	120,165,875	—	—	120,165,875

	$3,104,898,844	$—	$—	$3,104,898,844

Spain Index
Assets:
Common Stocks	$208,057,790	$—	$—	$208,057,790
Rights	—	1,345,128	—	1,345,128
Short-Term Investments	11,631,528	—	—	11,631,528

	$219,689,318	$1,345,128	$—	$221,034,446

Sweden Index
Assets:
Common Stocks	$350,945,903	$—	$—	$350,945,903
Short-Term Investments	130,247	—	—	130,247

	$351,076,150	$—	$—	$351,076,150

Switzerland Index
Assets:
Common Stocks	$687,374,291	$—	$—	$687,374,291
Rights	82,612	—	—	82,612
Short-Term Investments	116,332	—	—	116,332

	$687,573,235	$—	$—	$687,573,235

Taiwan Index
Assets:
Common Stocks	$2,599,876,624	$—	$2	$2,599,876,626
Short-Term Investments	205,985,132	—	—	205,985,132
Futures Contracts[a]	69,836	—	—	69,836

	$2,805,931,592	$—	$2	$2,805,931,594

Thailand Investable Market Index
Assets:
Common Stocks	$675,312,289	$—	$—	$675,312,289
Rights	—	885,489	—	885,489
Warrants	76,633	—	—	76,633
Short-Term Investments	859,648	—	—	859,648

	$676,248,570	$885,489	$—	$677,134,059

Turkey Investable Market Index
Assets:
Common Stocks	$653,072,654	$—	$—	$653,072,654
Short-Term Investments	15,243,123	—	—	15,243,123

	$668,315,777	$—	$—	$668,315,777

United Kingdom Index
Assets:
Common Stocks	$1,403,973,693	$—	$—	$1,403,973,693
Preferred Stocks	—	132,314	—	132,314
Rights	107,883	—	—	107,883
Short-Term Investments	2,481,140	—	—	2,481,140
Futures Contracts[a]	119,990	—	—	119,990

	$1,406,682,706	$132,314	$—	$1,406,815,020

8

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

USA Index
Assets:
Common Stocks	$149,358,997	$—	$—	$149,358,997
Short-Term Investments	1,585,361	—	—	1,585,361

	$150,944,358	$—	$—	$150,944,358

World Index
Assets:
Common Stocks	$10,976,943	$—	$—	$10,976,943
Preferred Stocks	23,418	98	—	23,516
Rights	31	—	—	31
Short-Term Investments	71,618	—	—	71,618

	$11,072,010	$98	$—	$11,072,108

[a]	Futures Contracts are shown at the net unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

The iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund had transfers from Level 2 to Level 1 during the period ended November 30, 2012 in the amount of $29,038, measured as of the beginning of the period resulting from the resumption of trading after a temporary suspension.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

9

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Fund/ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Country World Minimum Volatility Index	$639,938,984	$34,372,607	$(11,618,024)	$22,754,583
Australia Index	2,410,225,030	215,764,984	(291,267,987)	(75,503,003)
Austria Investable Market Index	117,520,704	2,735,736	(47,136,857)	(44,401,121)
Belgium Capped Investable Market Index	58,239,625	2,956,458	(15,803,764)	(12,847,306)
Brazil Index	7,516,821,250	2,156,171,477	(1,106,410,722)	1,049,760,755
BRIC Index	812,249,994	80,172,801	(116,434,434)	(36,261,633)
Canada Index	5,081,351,264	345,809,662	(837,104,307)	(491,294,645)
Chile Investable Market Index	406,362,627	143,282,977	(30,238,289)	113,044,688
Core Emerging Markets	116,639,492	3,028,388	(2,883,336)	145,052
Emerging Markets Asia Index	21,698,457	1,658,946	(1,385,290)	273,656
Emerging Markets Consumer Discretionary Sector Index	2,503,830	211,614	(170,405)	41,209
Emerging Markets Eastern Europe Index	22,475,758	155,556	(6,435,882)	(6,280,326)
Emerging Markets EMEA Index	10,718,330	514,215	(658,494)	(144,279)
Emerging Markets Energy Sector Capped Index	2,508,162	38,388	(488,231)	(449,843)
Emerging Markets Growth Index	2,553,671	281,238	(125,810)	155,428
Emerging Markets Index	42,690,785,479	5,677,407,659	(5,882,064,219)	(204,656,560)
Emerging Markets Minimum Volatility Index	640,677,164	39,727,319	(13,474,920)	26,252,399
Emerging Markets Small Cap Index	9,568,483	985,922	(1,284,017)	(298,095)
Emerging Markets Value Index	7,787,463	275,179	(943,837)	(668,658)
EMU Index	2,227,704,827	58,674,102	(396,044,967)	(337,370,865)
France Index	521,601,345	17,416,454	(102,586,901)	(85,170,447)
Frontier 100 Index	17,445,501	707,529	(325,280)	382,249
Germany Index	4,111,018,394	240,582,076	(568,394,755)	(327,812,679)
Global Agriculture Producers	10,091,221	712,368	(346,415)	365,953
Global Energy Producers	5,042,763	153,945	(526,716)	(372,771)
Global Gold Miners	43,727,590	1,359,104	(6,260,320)	(4,901,216)
Global Select Metals & Mining Producers	215,154,175	16,993,083	(3,401,741)	13,591,342
Global Silver Miners	2,445,653	71,854	(289,149)	(217,295)
Hong Kong Index	2,945,708,964	251,845,672	(137,322,760)	114,522,912
Israel Capped Investable Market Index	111,202,905	3,318,049	(25,906,759)	(22,588,710)
Italy Index	427,715,792	4,220,928	(56,163,816)	(51,942,888)
Japan Index	6,249,796,764	110,643,245	(1,859,942,194)	(1,749,298,949)
Japan Small Cap Index	49,294,045	2,533,557	(8,282,025)	(5,748,468)
Malaysia Index	562,489,632	448,844,535	(48,081,189)	400,763,346
Mexico Investable Market Index	1,530,393,485	136,433,920	(123,251,847)	13,182,073
Netherlands Investable Market Index	139,037,876	5,762,966	(30,819,733)	(25,056,767)
Pacific ex-Japan Index	3,132,600,726	745,298,451	(290,625,919)	454,672,532
Singapore Index	1,545,670,800	215,440,599	(128,415,556)	87,025,043
South Africa Index	552,153,751	46,491,528	(96,084,966)	(49,593,438)
South Korea Index	1,989,573,782	1,628,903,234	(513,578,172)	1,115,325,062
Spain Index	299,055,362	4,700,386	(82,721,302)	(78,020,916)
Sweden Index	390,854,976	12,282,779	(52,061,605)	(39,778,826)
Switzerland Index	640,409,842	87,697,998	(40,534,605)	47,163,393
Taiwan Index	2,084,147,255	970,684,886	(248,970,383)	721,714,503
Thailand Investable Market Index	621,098,793	90,554,434	(34,519,168)	56,035,266
Turkey Investable Market Index	668,649,145	45,036,701	(45,370,069)	(333,368)
United Kingdom Index	1,507,251,865	120,931,778	(221,488,613)	(100,556,835)
USA Index	137,223,877	17,037,408	(3,316,927)	13,720,481
World Index	10,195,381	1,264,133	(387,406)	876,727

10

Notes to Schedules of Investments  (Unaudited)(Continued)

iSHARES®, INC.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI All Country World Minimum Volatility Index Fund, iShares Core MSCI Emerging Markets ETF, iShares MSCI Emerging Markets Index Fund and iShares MSCI Global Agriculture Producers Fund, in order to improve their portfolio liquidity and their ability to track their underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the three months ended November 30, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

11

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Fund/ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
All Country World Minimum Volatility Index iShares S&P India Nifty 50 Index Fund	73,268	7,744	(9,800)	71,212	$1,766,769	$—	$14,078

Core Emerging Markets
iShares MSCI Chile Investable Market Index Fund	—	24,667	(24,667)	—	$—	$—	$(93,930)
iShares MSCI India Index Fund	—	201,358	—	201,358	5,184,968	—	—
iShares MSCI India Small Cap Index Fund	—	36,873	—	36,873	940,999	—	—
iShares S&P India Nifty 50 Index Fund	—	83,960	—	83,960	2,083,048	—	—

					$8,209,015	$—	$(93,930)

Global Agriculture Producers
iShares S&P India Nifty 50 Index Fund	3,572	360	—	3,932	$97,553	$—	$—

USA Index
BlackRock Inc.	1,445	171	(119)	1,497	$294,969	$2,169	$1,299
PNC Financial Services Group Inc. (The)	5,825	630	(532)	5,923	332,517	2,330	3,455

					$627,486	$4,499	$4,754

World Index
BlackRock Inc.	58	—	—	58	$11,428	$87	$—
PNC Financial Services Group Inc. (The)	227	—	—	227	12,744	91	—

					$24,172	$178	$—

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of November 30, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

4.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

12

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	January 28, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	January 28, 2013